As filed with the Securities and Exchange Commission on December 11, 2008.

                       1933 Act Registration No. 33-87244
                       1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                  Pre-Effective Amendment No.                     [ ]
                  Post-Effective Amendment No. 64                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  [ ]
                  Amendment No. 65                                [X]

                                JNL SERIES TRUST
          --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    1 Corporate Way, Lansing, Michigan 48951
          --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
         ---------------------------------------------------------------

                                             with a copy to:

Susan S. Rhee, Esq.                          Jorden Burt LLP
JNL Series Trust                             1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary          Suite 400 East
1 Corporate Way                              Washington, D.C. 20007
Lansing, Michigan 48951                      Attn:  Gary O. Cohen

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)

____ on October 6, 2008 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on (date) pursuant to paragraph (a)(1)

_X__ 75 days after filing pursuant to paragraph (a)(2)

____ on April 30, 2007 pursuant to paragraph (a)(2) of Rule 485.

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                   PROSPECTUS
                              CLASS A AND B SHARES

                                  April 6, 2009

                               JNL(R) SERIES TRUST
                    1 Corporate Way o Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust ("Trust").

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified and non-qualified retirement plans. The Trust currently offers shares in the following separate Funds ("Fund" or "Funds"), each with its own investment objective.


JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Global Real Estate Fund (FORMERLY, JNL/AIM REAL ESTATE FUND) JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, THE JNL/S&P RETIREMENT 2025 FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, THE JNL/S&P DISCIPLINED GROWTH FUND, AND THE JNL/S&P 4 FUND ARE ALSO REFERRED TO IN THIS PROSPECTUS AS THE JNL/S&P FUNDS.


EACH FUND, EXCEPT THE JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL 50 FUND, JNL INSTITUTIONAL 65 FUND, JNL/S&P FUNDS, THE JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND, THE JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. CLASS A AND B SHARES ARE DESCRIBED IN THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund and any other investment fund or other vehicle that is offered by third arties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.
                                 _______________

                                TABLE OF CONTENTS

I.   ABOUT THE FUNDS OF THE TRUST.............................................................................1

INCLUDES A DESCRIPTION  OF EACH FUND,  ITS  INVESTMENT  STRATEGIES AND PRINCIPAL
RISKS; HISTORIC PERFORMANCE;  PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK;
HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.


II.  SUMMARY OF PRINCIPAL RISKS.............................................................................469

INCLUDES A DESCRIPTION OF THE PRINCIPAL RISKS FOR THE FUNDS.

III. MANAGEMENT OF THE TRUST................................................................................469


MANAGEMENT   OF   THE   FUNDS;   FUND   EXPENSES;   SUB-ADVISORY   ARRANGEMENTS;
ADMINISTRATIVE  FEE,  CLASSES OF SHARES;  DISTRIBUTION  PLAN;  THE  DISTRIBUTOR;
INVESTMENT  IN TRUST SHARES;  "MARKET  TIMING"  POLICY;  DISCLOSURE OF PORTFOLIO
SECURITIES; SHARE REDEMPTION; AND TAX STATUS.


IV.  FINANCIAL HIGHLIGHTS...................................................................................492


THE  FINANCIAL  HIGHLIGHTS  TABLES WILL HELP YOU  UNDERSTAND A FUND'S  FINANCIAL
PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

                                  (This page has been intentionally left blank.)

                          ABOUT THE FUNDS OF THE TRUST


JNL INSTITUTIONAL ALT 20 FUND
JNL INSTITUTIONAL ALT 35 FUND
JNL INSTITUTIONAL ALT 50 FUND
JNL INSTITUTIONAL ALT 65 FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL INSTITUTIONAL ALT 20 FUND, JNL INSTITUTIONAL ALT 35 FUND, JNL INSTITUTIONAL ALT 50 FUND, and JNL INSTITUTIONAL ALT 65 FUND is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

                            TRADITIONAL ASSET CLASSES


---------------------------------------- -------------------------------------- --------------------------------------
             U.S. Equity                              International                        Fixed Income
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Small Cap Index                          International Developed Index          U.S. Investment Grade Index
Mid Cap Index
Large Cap Index
Target Strategy
---------------------------------------- -------------------------------------- --------------------------------------



                          NON-TRADITIONAL ASSET CLASSES

---------------------------------------- -------------------------------------- --------------------------------------
              Real Estate                             Real Return                           Fixed Income
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Global Real Estate                       Inflation-Index Securities             U.S. High Yield
                                         Natural Resources                      Emerging Markets Debt
---------------------------------------- -------------------------------------- --------------------------------------



---------------------------------------- --------------------------------------
             International                            Alternative
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Emerging Markets Equity                  Listed Private Equity
                                         Long/Short
---------------------------------------- --------------------------------------



JNL INSTITUTIONAL ALT 20 FUND

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 20% to Underlying Funds that invest primarily in non-traditional asset classes.

JNL INSTITUTIONAL ALT 35 FUND

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 35% to Underlying Funds that invest primarily in non-traditional asset classes.

JNL INSTITUTIONAL ALT 50 FUND

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 50% to Underlying Funds that invest primarily in non-traditional asset classes.

JNL INSTITUTIONAL ALT 65 FUND

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 65% to Underlying Funds that invest primarily in non-traditional asset classes.

Among the considerations that Jackson National Asset Management, LLC ("JNAM") uses to determine specific percentage allocations to any particular Underlying Fund are market and economic conditions, historical performance of each Underlying Fund and its related asset class, expected long term performance of each Underlying Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification to control overall portfolio risk exposure. Allocations are periodically reviewed and revised based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Please see the disclosure beginning on page 414 for the principal investment strategies and risks.

TRADITIONAL ASSET CLASSES

JNL SERIES TRUST



--------------------------------------------------------------------------- ------------------------------------------
UNDERLYING FUND                                                             ASSET CLASS
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund                            Large Cap Index
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                     Mid Cap Index
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund                          Small Cap Index
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management International Index Fund                      International Developed Index
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management Bond Index Fund                               U.S. Investment Grade Index
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management European 30 Fund                              Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management Pacific Rim 30 Fund                           Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/S&P Competative Advantage Fund                                          Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/S&P Dividend Income & Growth Fund                                       Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/S&P Intrinsic Value Fund                                                Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/S&P Total Yield Fund                                                    Target Strategy
--------------------------------------------------------------------------- ------------------------------------------



JNL VARIABLE FUND LLC

--------------------------------------------------------------------------- ------------------------------------------
UNDERLYING FUND                                                             ASSET CLASS
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund                                    Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management Select Small-Cap Fund                         Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management 25 Fund                                       Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management S&P(R) 24 Fund                                  Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management DowSM Dividend Fund                           Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25 Fund                               Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30 Fund                           Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management VIP Fund                                      Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5 Fund                          Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60 Fund                             Target Strategy
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25 Fund                   Target Strategy
--------------------------------------------------------------------------- ------------------------------------------



NON-TRADITIONAL ASSET CLASSES

JNL SERIES TRUST



--------------------------------------------------------------------------- ------------------------------------------
UNDERLYING FUND                                                             ASSET CLASS
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/AIM Global Real Estate Fund                                             Global Real Estate
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund                             Natural Resources
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Credit Suisse Long/Short Fund                                           Long/Short
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund                                Emerging Market Debt
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Lazard Emerging Markets Fund                                            Emerging Markets Equity
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/PIMCO Real Return Fund                                                  Inflation-Index Securities
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/PPM America High Yield Bond Fund                                        U.S. High Yield
--------------------------------------------------------------------------- ------------------------------------------
--------------------------------------------------------------------------- ------------------------------------------
JNL/Red Rocks Listed Private Equity Fund                                    Listed Private Equity
--------------------------------------------------------------------------- ------------------------------------------



Each Fund seeks to achieve long-term growth of capital through its investments in Underlying Funds that invest primarily in equity and fixed income securities. These investments may include Funds that invest in both domestic and international stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

These investments may also include Underlying Funds that invest in fixed-income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars. Each Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in each Fund is not guaranteed. As with any mutual fund, the value of each Fund's shares will change, and you could lose money by investing in each Fund. Since each Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the JNAM's allocation among the Underlying Funds. Each Fund's exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities. Accordingly, a variety of factors may influence the performance of each Fund, such as:

o        ALLOCATION RISK
o        COUNTERPARTY AND SETTLEMENT RISK
o        CURRENCY RISK
o        DERIVATIVES RISK
o        EMERGING MARKETS RISK
o        FOREIGN SECURITIES RISK
o        HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
o        INDEX INVESTING RISK
o        LEVERAGING RISK
o        MARKET RISK
o        NON-DIVERSIFICATION RISK
o        PREPAYMENT RISK
o        UNDERLYING FUNDS RISK

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Because each Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information about those Underlying Funds.

PERFORMANCE. The Funds will commence investment operations on or about the date of this prospectus. Therefore, performance information has not been presented for the Funds.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

JNL INSTITUTIONAL ALT 20 FUND



--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses**                                                                     0.77%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  0.98%
---------------------------------------------------------------------------------------------- ---------------------



JNL INSTITUTIONAL ALT 35 FUND




--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses**                                                                     0.87%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.08%
---------------------------------------------------------------------------------------------- ---------------------



JNL INSTITUTIONAL ALT 50 FUND



--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses**                                                                     1.00%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.21%
---------------------------------------------------------------------------------------------- ---------------------



JNL INSTITUTIONAL ALT 65 FUND



--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                         0.20%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                       0.01%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses**                                                                     1.15%
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                  1.36%
---------------------------------------------------------------------------------------------- ---------------------



* Other expenses are based on estimated amounts for the current fiscal year.
** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the anticipated initial allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL INSTITUTIONAL ALT 20 FUND



-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $100
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $312
-------------------------------------------------------------------------------------- -----------------------



JNL INSTITUTIONAL ALT 35 FUND




-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $110
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $343
-------------------------------------------------------------------------------------- -----------------------



JNL INSTITUTIONAL ALT 50 FUND



-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $123
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $384
-------------------------------------------------------------------------------------- -----------------------



JNL INSTITUTIONAL ALT 65 FUND



-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $138
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                         $431
-------------------------------------------------------------------------------------- -----------------------



ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see "Summary of Principal Risks" following the "Management of the Trust" section for a description of this risk.

The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the Funds are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

Steven B. Young, CFA, Vice President and Portfolio Manager for JNAM, is responsible for portfolio construction and asset allocation of the Funds. Mr. Young draws on 24 years investment experience, including his current role as Chief Investment Officer with Curian Capital, LLC ("Curian"), overseeing all asset management activities involved in portfolio construction, asset allocation and manager due diligence for the $3 billion in Curian's Custom Style Portfolios. Mr. Young has been the Chief Investment Officer of Curian since May 2003. Mr. Young's past experience includes head of Investment Strategy for Bank of America's Wealth and Investment Management Group for two years, manager for the billion-dollar series of Nations LifeGoal Portfolio Mutual Funds (fund of funds) for two years, and Chief Investment Strategist developing and representing the firm's view of the capital markets for 2 years. Prior to Bank of America, Mr. Young spent three years as a Principal with institutional consultant DeMarche Associates as a lead consultant to Fortune 500 company pension plans and was a member of the firm's Manager Review Committee.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in each Fund's Annual Report dated December 31, 2008.

JNL/AIM INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM International Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth. The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in the securities of companies located in at least four countries in the developed markets of Western Europe and the Pacific Basin.

At the present time, the Fund's portfolio managers intend to invest no more than 20% of the Fund's total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but for whose prices do not fully reflect these attributes. Investments for the portfolio are selected "bottom-up" on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The Sub-Adviser may consider selling a security for several reasons, including (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock prices appears to be overvalued, or
(3) a more attractive opportunity is identified.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    MARKET RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

A I M Capital Management, Inc. has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -22.59% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 14.93% (4th quarter of 2004) and its lowest quarterly return was -1.81% (2nd quarter of 2004).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------------- ---------------- -------------- ------------------
                                                                      1 year          5 year          10 year*
----------------------------------------------------------------- ---------------- -------------- ------------------
JNL/AIM International Growth Fund (Class A)                             %               %                %
MSCI EAFE Index                                                         %               %                %
MSCI EAFE Growth Index                                                  %               %                %
----------------------------------------------------------------- ---------------- -------------- ------------------

* The Fund began operations on May 15, 1995. Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International, Inc. Prior to May 2, 2005, the Fund was managed by Putnam Investment Management, Inc. Prior to December 3, 2007, the Fund was managed by J.P. Morgan Investment Management, Inc. The MSCI EAFE Index and MSCI EAFE Growth Index are broad-based, unmanaged indices.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

--------------------------------------------------------------------------- ------------------- --------------------
                                                                                  1 year          Life of Class*
--------------------------------------------------------------------------- ------------------- --------------------
JNL/AIM International Growth Fund (Class B)                                        %                   %
MSCI EAFE Index                                                                    %                   %
MSCI EAFE Growth Index                                                             %                   %
--------------------------------------------------------------------------- ------------------- --------------------

* The Class B shares of the Fund began operations on March 5, 2004. Prior to May 2, 2005, the Fund was managed by Putnam Investment Management, Inc. Prior to December 3, 2007, the Fund was managed by J.P. Morgan Investment Management, Inc. The MSCI EAFE Index and MSCI EAFE Growth Index are broad-based, unmanaged indices.

Effective December 3, 2007 in conjunction with the Fund's sub-adviser change and for consistency with the Fund's strategy, the Fund replaced the MSCI EAFE Index with the MSCI EAFE Growth Index as its benchmark.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

o        DERIVATIVES RISK
o        LEVERAGING RISK
o        TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.



The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM International Growth Fund is Invesco Aim Capital Management, Inc. (f/k/a A I M Capital Management, Inc.) ("Invesco AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

Invesco AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of Invesco Aim Management Group Inc. ("f/k/a AIM Management Group") ("Invesco AIM Management Group"), a holding company that has been engaged in financial services since 1976. Invesco AIM Management Group manages or advises over 225 investment portfolios which total approximately $166 billion in total net assets as of December 31, 2007. Invesco AIM Management Group is a wholly owned subsidiary of Invesco Ltd.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

     o Clas G. Olsson (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since its inception and has been associated with the advisor and/or affiliates since 1994. From July 1994 through January 1996, Mr. Olsson was a Junior Portfolio Analyst. In January 1996, he became an Equity -Senior Analyst, and has held his current position as a Senior Portfolio Manager since February 1997.

     o Barrett K. Sides (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since its inception and has been associated with the advisor and/or its affiliates since 1990. From January 1990 through June 1992, Mr. Sides was a Portfolio Administrator. From June 1992 through February 1993, Mr. Sides was a Senior Portfolio Administrator. From February 1993 through February 1994, Mr. Sides was an International - Portfolio Analyst. From February 1994 through February 1995, Mr. Sides was an Assistant Portfolio Manager. From February 1995 through January 1996, Mr. Sides was an Assistant Portfolio Manager. Mr. Sides has held his current position as Senior Portfolio Manager since January 1996.

     o Shuxin Cao, Senior Portfolio Manager, who has been responsible for the fund since its inception and has been associated with the advisor and/or affiliates since 1997. From January 1997 through March 1999, Shuxin Cao was an Equity - Senior Analyst. From March 1999 through January 2006, Shuxin Cao was an Equity - Portfolio Manager. Since
          January  2006,  Shuxin  Cao has  been an  Equity  -  Senior  Portfolio
          Manager.

     o Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with the advisor and/or affiliates since 2000. From November through July 2003, Mr. Dennis was an Equity - Senior Analyst. Mr. Dennis has held his current position as Portfolio Manager since July 2003.

     o Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or affiliates since 1996. From November 1996 through March 1999, Mr. Holzer was a Equity - Senior Analyst. From March 1999 through July 2000, Mr. Holzer was an Equity - Portfolio Manager. Mr. Holzer has held his current position as Portfolio Manager since July 2000.

They are assisted by the advisor's Asia Pacific/Latin America and Europe/Canada Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY AND LITIGATION MATTERS

Invesco AIM is a subsidiary of Invesco Aim Advisors, Inc. (formerly, A I M Advisors, Inc.) ("AIM Advisors"), which is an indirect wholly owned subsidiary of Invesco Ltd. ("Invesco"). Another indirect wholly owned subsidiary of Invesco, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM Advisors and IFG are the subject of a number of such inquiries, as described below.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

     On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM Advisors reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Under the terms of the settlements, AIM Advisors also will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. The SEC has also settled market timing enforcement actions against senior IFG and AIM Advisors executives.

     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM Advisors and Invesco Aim Distributors, Inc. (f/k/a A I M Distributors, Inc.) ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM Advisors and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM Advisors and ADI violated the West Virginia securities laws. The WVASC orders AIM Advisors and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM Advisors' time to respond to that Order has been indefinitely suspended.

REGULATORY INQUIRIES AND PENDING LITIGATION

     As described more fully below, IFG and AIM Advisors are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions or inquiries and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM Advisors and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM Advisors and/or related entities and individuals in the future.

     ONGOING REGULATORY INQUIRIES CONCERNING IFG AND AIM ADVISORS

     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. AIM Advisors, certain related entities, certain of their current and former officers and/or certain of the AIM Funds also have received regulatory inquiries on these matters.

     PRIVATE CIVIL ACTIONS ALLEGING MARKET TIMING

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM Advisors, AIM Management, Invesco, Ltd. ("Invesco"), the parent company of IFG and AIM Advisors, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER USE OF FAIR VALUE PRICING

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM Advisors) alleging that certain AIM Funds inadequately employed fair value pricing.

     PRIVATE CIVIL ACTIONS ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM Advisors, Invesco Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. All of these lawsuits were settled and have been dismissed with prejudice.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM Advisors, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits were settled and have been dismissed with prejudice.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES AND DIRECTED-BROKERAGE ARRANGEMENTS

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, Invesco AIM Management Group, IFG, AIM Advisors, Invesco Aim Investment Services, Inc. (f/k/a AIM Investment Services, Inc.) and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. The Court dismissed these lawsuits with prejudice and the plaintiffs failed to timely file an appeal.

JNL/AIM LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary
Receipts ("ADRs"). The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Growth Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Growth Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    INVESTMENTS IN IPOS
     o    LEVERAGING RISK
     o    MARKET RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.



PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Effective April 30, 2004, the Fund was combined with JNL/AIM Premier Equity II Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 12.39% (2nd quarter of 2003) and its lowest quarterly return was -14.46% (2nd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 8.44% (4th quarter of 2004) and its lowest quarterly return was -5.53% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------- -------------------- ------------------- -------------------
                                                              1 year               5 year          Life of Fund*
------------------------------------------------------- -------------------- ------------------- -------------------
JNL/AIM Large Cap Growth Fund (Class A)                          %                   %                   %
S&P 500 Index                                                    %                   %                   %
Russell 1000 Growth Index                                        %                   %                   %
------------------------------------------------------- -------------------- ------------------- -------------------

* The Fund began operations on October 29, 2001. The Russell 1000 Growth Index is a style specific index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------- -------------------- -------------------
                                                                                1 year           Life of Class*
------------------------------------------------------------------------- -------------------- -------------------
JNL/AIM Large Cap Growth Fund (Class B)                                          %                    %
S&P 500 Index                                                                    %                    %
Russell 1000 Growth Index                                                        %                    %
------------------------------------------------------------------------- -------------------- -------------------

* The Class B shares of the Fund began operations on March 5, 2004. The Russell 1000 Growth Index is a style specific index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

* The management/administrative fee has been restated to reflect that effective December 3, 2007, the fee was reduced to the level shown in the table above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/AIM Large Cap Growth Fund is Invesco Aim Capital Management, Inc. (f/k/a A I M Capital Management, Inc.) ("Invesco AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

Invesco AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of Invesco Aim Management Group Inc. (f/k/a A I M Management Group) ("Invesco AIM Management Group"). Invesco AIM Management Group advises approximately 225 mutual funds and separate accounts which total approximately $166 billion in total net assets as of December 31, 2007. Invesco AIM Management Group is a wholly owned subsidiary of Invesco Ltd.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

o Geoffrey V. Keeling, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

o Robert L. Shoss, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

They are assisted by AIM's Large/Multi-Cap Growth Team, which is comprised of portfolio managers, research analysts. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY AND LITIGATION MATTERS

Invesco Aim is a subsidiary of Invesco Aim Advisors, Inc. (formerly A I M Advisors, Inc.) ("AIM Advisors"), which is an indirect wholly owned subsidiary of Invesco Ltd. ("Invesco"). Another indirect wholly owned subsidiary of Invesco, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM Advisors and IFG are the subject of a number of such inquiries, as described below.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

     On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM Advisors reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Under the terms of the settlements, AIM Advisors also will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. The SEC has also settled market timing enforcement actions against senior IFG and AIM Advisors executives.

     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM Advisors and Invesco Aim Distributors, Inc. (f/k/a A I M Distributors, Inc.) ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM Advisors and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM Advisors and ADI violated the West Virginia securities laws. The WVASC orders AIM Advisors and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM Advisors' time to respond to that Order has been indefinitely suspended.

REGULATORY INQUIRIES AND PENDING LITIGATION

     As described more fully below, IFG and AIM Advisors are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions or inquiries and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM Advisors and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM Advisors and/or related entities and individuals in the future.

     ONGOING REGULATORY INQUIRIES CONCERNING IFG AND AIM ADVISORS

     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. AIM Advisors, certain related entities, certain of their current and former officers and/or certain of the AIM Funds also have received regulatory inquiries on these matters.

     PRIVATE CIVIL ACTIONS ALLEGING MARKET TIMING

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM Advisors, AIM Management, Invesco, Ltd. ("Invesco"), the parent company of IFG and AIM Advisors, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER USE OF FAIR VALUE PRICING

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM Advisors) alleging that certain AIM Funds inadequately employed fair value pricing.

     PRIVATE CIVIL ACTIONS ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM Advisors, Invesco Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. All of these lawsuits were settled and have been dismissed with prejudice.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM Advisors, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits were settled and have been dismissed with prejudice.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES AND DIRECTED-BROKERAGE ARRANGEMENTS

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, Invesco AIM Management Group, IFG, AIM Advisors, Invesco Aim Investment Services, Inc. (f/k/a AIM Investment Services, Inc.) and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. The Court dismissed these lawsuits with prejudice and the plaintiffs failed to timely file an appeal.

JNL/AIM GLOBAL REAL ESTATE FUND (FORMERLY, JNL/AIM REAL ESTATE FUND)

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Global Real Estate Fund is high total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts ("REITs") located in the U.S. and foreign countries. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. The principal type of securities purchased by the Fund is common stock, which is a type of equity security. The Fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct real estate related company investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Fund may purchase debt securities including U.S. Treasury and agency bonds and notes. The Fund may also invest up to 10% in non-investment grade debt securities (commonly known as "junk-bonds").

The Fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) equity REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund may sell a security short to (i) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (ii) to protect a profit in a security that it owns (short sale against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets.

The Fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. The Fund may participate in the initial public offering ("IPO") market.

The Fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

When constructing the portfolio, the portfolio managers use a fundamental driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives. The portfolio managers and investment team focus on equity REITs and real estate operating companies. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable financing and fixed charge coverage ratios. The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions. The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams' assessment of underlying asset value. The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund. The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and/or geographic areas from time to time. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time. The Fund uses the benchmark index as a guide to structuring the portfolio, but the Fund is not an index fund.

The portfolio managers will consider selling a security if they conclude (i) its relative valuation falls below desired levels, (ii) its risk /return profile changes significantly, (iii) its fundamentals change, or (iv) a more attractive investment opportunity is identified.

In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. The Fund reserves the right to invest without limitation in such instruments. During periods in which a Fund employs such a temporary defensive strategy or holds large cash positions, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the Fund's portfolio and may affect the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    INDUSTRY CONCENTRATION RISK
     o    INTEREST RATE RISK
     o    INVESTMENTS IN IPOS
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    REAL ESTATE INVESTMENT RISK
     o    SHORT SALES RISK
     o    SYNTHETIC INSTRUMENTS RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 14.27% (1st quarter of 2006) and its lowest quarterly return was -13.20% (4th quarter of 2007).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 14.33% (1st quarter of 2006) and its lowest quarterly return was -13.12% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------ -------------------- --------------------
                                                                               1 year            Life of Fund*
------------------------------------------------------------------------ -------------------- --------------------
JNL/AIM Global Real Estate Fund (Class A)                                        %                    %
MSCI US REIT Index                                                               %                    %
FTSE EPRA/NAREIT Global Real Estate Index                                        %                    %
FTSE NAREIT Equity REIT Index                                                    %                    %
------------------------------------------------------------------------ -------------------- --------------------

The Fund began operations on May 2, 2005. Effective October 6, 2008, the investment focus of the Fund changed from domestic real estate securities to global.

The MSCI US REIT Index, FTSE EPRA/NAREIT Global Real Estate Index and FTSE NAREIT Equity REIT Index are broad-based, unmanaged indices.

The NAREIT universe includes as eligible securities all tax qualified REITS with common shares traded on NYSE, AMEX or NASDAQ National Market List. The companies in these companies must be valued at over $100 million, and meet minimum liquidity rules.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------ -------------------- --------------------
                                                                               1 year           Life of Class*
------------------------------------------------------------------------ -------------------- --------------------
JNL/AIM Global Real Estate Fund (Class B)                                        %                    %
MSCI US REIT Index                                                               %                    %
FTSE EPRA/NAREIT Global Real Estate Index                                        %                    %
FTSE NAREIT Equity REIT Index                                                    %                    %
------------------------------------------------------------------------ -------------------- --------------------

* The Fund began operations on May 2, 2005. Effective October 6, 2008, the investment focus of the Fund changed from domestic real estate securities to global.

The MSCI US REIT Index, FTSE EPRA/NAREIT Global Real Estate Index and FTSE NAREIT Equity REIT Index are broad-based, unmanaged indices.

The NAREIT universe includes as eligible securities all tax qualified REITS with common shares traded on NYSE, AMEX or NASDAQ National Market List. The companies in these companies must be valued at over $100 million, and meet minimum liquidity rules.

Effective December 31, 2006, the Fund replaced the MSCI REIT (the "Prior Index") with the FTSE NAREIT Equity REIT Index (the "New Index") as its benchmark. In June 2005, responsibility for maintaining the Prior Index was transitioned from Morgan Stanley to MSCI. Since the transition, information made publicly available by MSCI has been limited and generally includes the daily price change of the Prior Index. NAREIT recently hired FTSE to manage the New Index. Daily pricing and constituent securities information for the New Index are publicly available and allow managers for the Fund to conduct a detailed analysis of the New Index's total return and attribution.

Effective October 6, 2008, the Fund replaced the FTSE NAREIT Equity REIT Index with the FTSE EPRA/NAREIT Global Real Estate Index as its benchmark in connection with a change in the Fund's investment focus. The FTSE EPRA/NAREIT Global Real Estate Index was developed by the European Public Real Estate Association ("EPRA"), a common interest group aiming to promote, develop and represent the European public real estate sector, and the North American
Association of Real Estate Investment Trusts ("NAREIT"), the representative voice of the US REIT industry. The index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses**                                                                       %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses**                                                                       %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

** Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/AIM Global Real Estate Fund is Invesco Aim Capital Management, Inc. (f/k/a A I M Capital Management, Inc.) ("Invesco AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046. The sub-Sub-Advisers to the JNL/AIM Global Real Estate Fund are Invesco Institutional (N.A.), Inc. ("IINA"), with its principal office at 1360 Peachtree St., N.E., Atlanta, Georgia 30309, and Invesco Asset Management Limited ("IAML"), with its principal office at 30 Finsbury Square, London, EC2A, 1AG, United Kingdon. Each of IINA and IAML is an affiliate of Invesco AIM. IINA and IAML are compensated by Invesco AIM at no additional expense to the Trust. Invesco AIM, IINA, and IAML are collectively referred to herein as "AIM."

Day-to-day investment management decisions for the Fund will be made by the sub-Sub-Advisers. The sub-Sub-Advisers are responsible for choosing certain types of real estate securities for the Fund. IINA, IAML and AIM are indirect, wholly-owned subsidiaries of Invesco Ltd. ("Invesco"). Invesco is a Bermuda company and has its principal offices at 1360 Peachtree Street NE, Atlanta, Georgia 30309. As of December 31, 2007, Invesco managed approximately $500 billion in total assets.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the Real Estate Team, and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Joe V. Rodriguez, Jr. (Lead Manager), Portfolio Manager, has been responsible for the Fund since 2005 and has been associated with AIM and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

     o Mark Blackburn, Portfolio Manager, has been responsible for the Fund since 2005 and has been associated with AIM and/or its affiliates since 1998.

     o James W. Trowbridge, Portfolio Manager, has been responsible for the Fund since 2005 and has been associated with AIM and/or its affiliates since 1989.

     o Ping Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with AIM and/or its affiliates since 1998.

     o Paul Curbo, CFA, Portfolio Manager, has been responsible for the Fund since January 2007 and has been associated with AIM and/or its affiliates since 1998.

     o James Cowen, Portfolio Manager, has been responsible for the Fund since October 2008 and has been associated with AIM and/or its affiliates since 2001.

They are assisted by the Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY AND LITIGATION MATTERS

Invesco Aim is a subsidiary of Invesco Aim Advisors, Inc. (formerly A I M Advisors, Inc.) ("AIM Advisors"), which is an indirect wholly owned subsidiary of Invesco Ltd. ("Invesco"). Another indirect wholly owned subsidiary of Invesco, INVESCO Funds Group, Inc., was formerly the investment advisor to the INVESCO Funds.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM Advisors and IFG are the subject of a number of such inquiries, as described below.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

     On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM Advisors reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Under the terms of the settlements, AIM Advisors also will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. The SEC has also settled market timing enforcement actions against senior IFG and AIM Advisors executives.

     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM Advisors and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM Advisors and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM Advisors and ADI violated the West Virginia securities laws. The WVASC orders AIM Advisors and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Advisors' time to respond to that Order has been indefinitely suspended.

REGULATORY INQUIRIES AND PENDING LITIGATION

     As described more fully below, IFG and AIM Advisors are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions or inquiries and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM Advisors and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM Advisors and/or related entities and individuals in the future.

     ONGOING REGULATORY INQUIRIES CONCERNING IFG AND AIM ADVISORS

     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. AIM Advisors, certain related entities, certain of their current and former officers and/or certain of the AIM Funds also have received regulatory inquiries on these matters.

     PRIVATE CIVIL ACTIONS ALLEGING MARKET TIMING

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM Advisors, AIM Management, Invesco Ltd ("Invesco"), the parent company of IFG and AIM Advisors, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER USE OF FAIR VALUE PRICING

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM Advisors) alleging that certain AIM Funds inadequately employed fair value pricing.

     PRIVATE CIVIL ACTIONS ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM Advisors, Invesco Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. All of these lawsuits were settled and have been dismissed with prejudice.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM Advisors, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits were settled and have been dismissed with prejudice.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES AND DIRECTED-BROKERAGE ARRANGEMENTS

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM Advisors, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. The Court dismissed these lawsuits with prejudice and the plaintiffs failed to timely file an appeal.

JNL/AIM SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic and derivative instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts ("ADRs"). Synthetic and derivative instruments may have the effect of leveraging the Fund's portfolio. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Growth Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside the range of market capitalizations of companies included in the Russell 2000 Growth Index, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase. When suitable opportunities are available, the Fund may invest in initial public offerings ("IPOs") of securities.

In selecting investments, the Sub-Adviser utilizes a disciplined portfolio construction process that aligns the Fund with the Russell 2000 Growth Index which the Sub-Adviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation, and technical analysis. Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one-to-two year horizon. Technical analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength, trading volume, characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio. The Sub-Adviser considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    INVESTMENTS IN IPOS
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    SMALL CAP INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 21.01% (2nd quarter of 2003) and its lowest quarterly return was -18.11% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 13.25% (4th quarter of 2004) and its lowest quarterly return was -8.77% (3rd quarter of 2004).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------ -------------------- ------------------- -------------------
                                                             1 year               5 year          Life of Fund*
------------------------------------------------------ -------------------- ------------------- -------------------
JNL/AIM Small Cap Growth Fund (Class A)                         %                   %                   %
Russell 2000 Growth Index                                       %                   %                   %
------------------------------------------------------ -------------------- ------------------- -------------------

* The Fund began operations on October 29, 2001. The Russell 2000 Growth Index is a style specific index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------ ---------------------- -------------------
                                                                                1 year            Life of Class*
------------------------------------------------------------------------ ---------------------- -------------------
JNL/AIM Small Cap Growth Fund (Class B)                                           %                     %
Russell 2000 Growth Index                                                         %                     %
------------------------------------------------------------------------ ---------------------- -------------------

* The Class B shares of the Fund began operations on March 5, 2004. The Russell 2000 Growth Index is a style specific index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
                                                                                                    $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    INTEREST RATE RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    U.S. GOVERNMENT OBLIGATIONS RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/AIM Small Cap Growth Fund is Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) ("Invesco AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

Invesco AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of Invesco Aim Management Group Inc. (f/k/a A I M Management Group Inc.) ("Invesco AIM Management Group"). Invesco AIM Management Group advises approximately 225 mutual funds and separate accounts which total approximately $166 billion in total net assets as of December 31, 2007. Invesco AIM Management Group is a wholly owned subsidiary of Invesco Ltd.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the Small Cap Growth and Small Cap Core Teams, and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.

     o Juan R. Hartsfield, Portfolio Manager, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY AND LITIGATION MATTERS

Invesco Aim is a subsidiary of Invesco Aim Advisors, Inc. (formerly A I M Advisors, Inc.) ("AIM Advisors"), which is an indirect wholly owned subsidiary of Invesco Ltd. ("Invesco"). Another indirect wholly owned subsidiary of Invesco, INVESCO Funds Group, Inc., was formerly the investment advisor to the INVESCO Funds.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM Advisors and IFG are the subject of a number of such inquiries, as described below.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

     On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM Advisors reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Under the terms of the settlements, AIM Advisors also will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. The SEC has also settled market timing enforcement actions against senior IFG and AIM Advisors executives.

     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM Advisors and Invesco Aim Distributors, Inc. (f/k/a A I M Distributors, Inc.) ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM Advisors and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM Advisors and ADI violated the West Virginia securities laws. The WVASC orders AIM Advisors and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM Advisors' time to respond to that Order has been indefinitely suspended.

REGULATORY INQUIRIES AND PENDING LITIGATION

     As described more fully below, IFG and AIM Advisors are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions or inquiries and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM Advisors and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM Advisors and/or related entities and individuals in the future.

     ONGOING REGULATORY INQUIRIES CONCERNING IFG AND AIM ADVISORS

     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. AIM Advisors, certain related entities, certain of their current and former officers and/or certain of the AIM Funds also have received regulatory inquiries on these matters.

     PRIVATE CIVIL ACTIONS ALLEGING MARKET TIMING

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM Advisors, AIM Management, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM Advisors, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER USE OF FAIR VALUE PRICING

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM Advisors) alleging that certain AIM Funds inadequately employed fair value pricing.

     PRIVATE CIVIL ACTIONS ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM Advisors, Invesco Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. All of these lawsuits were settled and have been dismissed with prejudice.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES ON LIMITED OFFERING FUNDS OR SHARE CLASSES

     Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM Advisors, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits were settled and have been dismissed with prejudice.

     PRIVATE CIVIL ACTIONS ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES AND DIRECTED-BROKERAGE ARRANGEMENTS

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, Invesco AIM Management Group, IFG, AIM Advisors, Invesco Aim Investment Services, Inc. (f/k/a AIM Investment Services, Inc.) ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. The Court dismissed these lawsuits with prejudice and the plaintiffs failed to timely file an appeal.

JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian Global Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's investment objective is to seek the balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

EQUITY PORTION OF THE FUND
The investment objective of the equity portion of the Fund is to seek long-term growth of capital and income by investing in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

FIXED-INCOME PORTION OF THE FUND
The investment objective of the fixed-income portion of the Fund is to seek as high a total return, measured in U.S. dollars, as is consistent with conservation of capital, by investing principally in marketable fixed-income securities, denominated in currencies from around the world, as follows:

The bond portion of the Fund will be invested in one or a combination of the following:

     (a) Securities rated Baa3 or better by Moody's Investors Service, Inc. or Fitch, or BBB or better by Standard & Poor's Corporation, or securities unrated by any of the foregoing entities that are deemed by the Sub-Adviser to be of equivalent investment quality;

     (b)  Securities issued or guaranteed by a national government, its agencies
          and   instrumentalities   (excluding   developing   countries)   or  a
          supranational organization,

     (c)  Cash equivalents and cash; or

     (d)  Currency options or forward currency contracts.

The Fund may also invest in debt securities of developing country (emerging market) issuers. Up to 20% of the fixed-income portion of the Fund will be invested in securities rated lower than those in (a) above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
     o    PREPAYMENT RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Capital Guardian Trust Company has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the periods prior reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 7.79% (4th quarter of 2004) and its lowest quarterly return was -5.59% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 7.88% (4th quarter of 2004) and its lowest quarterly return was -2.57% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------ ---------------- ------------------- -------------------
                                                                 1 year             5 year          Life of Fund*
------------------------------------------------------------ ---------------- ------------------- -------------------
JNL/Capital Guardian Global Balanced Fund (Class A)                 %                %                   %
MSCI All Country World Index                                        %                %                   %
Lehman Brothers Global Aggregate Bond Index                         %                %                   %
Global Balanced Hybrid Composite**                                  %                %                   %
S&P 500 Index                                                       %                %                   %
Lehman Brothers Government/Credit Index                             %                %                   %
Balanced Hybrid Composite***                                        %                %                   %
------------------------------------------------------------ ---------------- ------------------- -------------------

* The Fund began operations on May 1, 2000. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to April 30, 2007, the Fund was managed by Fidelity Management & Research Company. Prior to December 3, 2007, the Fund was managed by Pyramis Global Advisors, LLC.

**The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 65% equity and 35% bond. The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Lehman Brothers Global Aggregate Bond Index, 35%.

*** The Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: the Russell 3000(R) Index, the Russell 3000 Value Index, and the Lehman Brothers(R) US Treasury Index. The index weightings of the composite index are:
Russell 3000, 30%; Russell 3000 Value, 30%; and Lehman Brothers US Treasury Index, 40%.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI All Country World Index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region.

The Lehman Brothers Global Aggregate Bond Index is a broad-based, unmanaged index.

To create a more representative return comparison, 65% of the Fund's return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Lehman Brothers Global Aggregate Bond Index.

The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Lehman Brothers Government/Credit Index is composed of all bonds that are investment grade with at least one year until maturity.

Effective December 3, 2007, in conjunction with the Fund's strategy change, the Fund replaced the S&P 500 Index, Lehman Brothers Government/Credit Index, and Balanced Hybrid Composite with the MSCI All Country World Index, Lehman Brothers Global Aggregate Bond Index, and Global Balanced Hybrid Composite as its benchmarks.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------------------- ---------------------- ----------------------
                                                                               1 year             Life of Class*
----------------------------------------------------------------------- ---------------------- ----------------------
JNL/Capital Guardian Global Balanced Fund (Class B)                            %                      %
MSCI All Country World Index                                                   %                      %
Lehman Brothers Global Aggregate Bond Index                                    %                      %
Global Balanced Hybrid Composite**                                             %                      %
S&P 500 Index                                                                  %                      %
Lehman Brothers Government/Credit Index                                        %                      %
Balanced Hybrid Composite***                                                   %                      %
----------------------------------------------------------------------- ---------------------- ----------------------

* The Class B shares of the Fund began operations on March 5, 2004. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to April 30, 2007, the Fund was managed by Fidelity Management & Research Company. Prior to December 3, 2007, the Fund was managed by Pyramis Global Advisors, LLC.

**The Global Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 65% equity and 35% bond. The following indexes are used to calculate the composite index: the MSCI All Country World Index, 65% and the Lehman Brothers Global Aggregate Bond Index, 35%.

*** The Balanced Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: the Russell 3000(R) Index, the Russell 3000 Value Index, and the Lehman Brothers(R) US Treasury Index. The index weightings of the composite index are:
Russell 3000, 30%; Russell 3000 Value, 30%; and Lehman Brothers US Treasury Index, 40%.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI All Country World Index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region.

The Lehman Brothers Global Aggregate Bond Index is a broad-based, unmanaged index.

To create a more representative return comparison, 65% of the Fund's return is benchmarked to the MSCI All Country World Index and the remaining 35% is benchmarked to the Lehman Brothers Global Aggregate Bond Index.

The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Lehman Brothers Government/Credit Index is composed of all bonds that are investment grade with at least one year until maturity.

Effective December 3, 2007, in conjunction with the Fund's strategy change, the Fund replaced the S&P 500 Index, Lehman Brothers Government/Credit Index, and Balanced Hybrid Composite with the MSCI All Country World Index, Lehman Brothers Global Aggregate Bond Index, and Global Balanced Hybrid Composite as its benchmarks.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

* The management/administrative fee has been restated to reflect that effective December 3, 2007, the administrative fee was increased to the level shown in the table above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


----------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                              CLASS A
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
5 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $
----------------------------------------------------------------------------------- --------------------------

----------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                              CLASS B
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
1 Year                                                                                            $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
3 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
5 Years                                                                                           $
----------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------- --------------------------
10 Years                                                                                          $
----------------------------------------------------------------------------------- --------------------------

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings ("IPOs") or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.



The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Capital Guardian Global Balanced Fund is Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. (CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian Trust Company, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization's international investing activities since 1982. He joined our organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. In addition to serving as a trustee emeritus of the J. Paul Getty Trust, he serves on the board of trustees for Alternative Living for the Aging, Lowe Institute, Harvard-Westlake School, and the UCLA School of Public Policy and Social Research. He also serves as an advisory board member of the International Monetary Fund Retirement Plan and the Monetary Authority of Singapore. He is based in Los Angeles.

Nancy J. Kyle is vice chairman and director of Capital Guardian Trust Company and a member of its Executive and North American Management Committees. She is also a member of the CGII Management Committee and Chairman of Capital Guardian (Canada), Inc. Ms. Kyle is an international equity portfolio manager and coordinates the asset allocation process for our multi-product services as Chairman of the CGTC International Subcommittee. Prior to joining Capital in 1991, she was a managing director at JPMorgan Investment Management in New York. Ms. Kyle earned a BA from Connecticut College and did graduate work at the London School of Economics. She is based in New York.

Lionel M. Sauvage is a senior vice president and a director of Capital Guardian Trust Company as well as a senior vice president of Capital International, Inc., with portfolio management responsibilities for both Capital Guardian Trust Company and Capital International, Inc. He is also a vice president of Capital Guardian (Canada), Inc., a director of The Capital Group Companies, Inc., and a member of the Capital Group International, Inc. Management Committee. He joined our organization in 1987 as an investment analyst and has covered European food, beverage, and airline industries, as well as U.S. aerospace companies. Mr. Sauvage earned his MBA from INSEAD in Fontainebleau, France and his electronic engineering degree from ENSEM in Nancy, France. Prior to attending business school, he was a project manager at Sogelerg Engineering in France for five years. He is based in London.

Nilly Sikorsky is the chair of Capital International S.A., the vice chair of Capital International Limited, and managing director -- Europe of Capital Group International, Inc. She is a portfolio manager and was managing editor of the Morgan Stanley Capital International Perspective for 20 years. She joined Capital International in 1962 as a statistician. Ms. Sikorsky is a graduate in sociology of the University of Geneva and also attended the University of Geneva Graduate School of International Studies. She is a member of the Swiss Association of Financial Analysts and is based in Geneva.

Rudolf M. Staehelin is a portfolio manager for Capital International S.A., Capital International Limited, and Capital Guardian Trust Company based in the Geneva office. He is a director and senior vice president of Capital
International S.A. and chairman of the Capital International and Capital International Limited investment committees. He joined Capital International's New York office in 1981 as a financial analyst with international research responsibilities in banking and pharmaceuticals and moved to Geneva in 1983. He holds an MBA from Stanford Graduate School of Business and has both an MA and a PhD in law from the Universitat Basel in Switzerland. Prior to attending Stanford, Mr. Staehelin was with Maus Freres S.A., a retail holding company in Geneva. He is a member of the Swiss Association of Financial Analysts, the German Society for Securities Analysts, and the New York Society of Security Analysts.

Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

Mark H. Dalzell is a vice president of Capital International Limited and a senior vice president for Capital Research Company. He joined our organization's Fixed-Income area as a global bond specialist in 1988 and is involved with Capital International and Capital Guardian's global and non-U.S. portfolios. Prior to joining our organization, he was a vice president and senior portfolio manager in the International Fixed-Income department at Citibank Investment Management, London for three years, spent two years in institutional sales at Bear, Stearns & Co., two years in the Foreign Exchange Consultancy group of Chase Manhattan Bank, and three years in the International Research department of the Federal Reserve Bank of New York. He received a Master's degree in public policy from the Kennedy School at Harvard University and a BA in international affairs from the Woodrow Wilson School, Princeton University (magna cum laude). Mr. Dalzell is based in Los Angeles.

Laurentius Harrer is a senior vice president of Capital Guardian Trust Company and a vice president of Capital International Research, Inc. and Capital International, S.A. He is chairman of the Fixed-Income Subcommittee of Capital Guardian Trust Company and the Fixed-Income Asset Allocation Committee. He has research responsibilities in emerging markets and portfolio management responsibilities for emerging markets debt and global fixed-income accounts. Prior to joining our organization in 1993, he was with Metzler Investment in Frankfurt, Germany where he was a senior portfolio manager responsible for global bond and currency markets. Before that, he spent two years in institutional sales with Bayerische Vereinsbank. Mr. Harrer graduated from the University of Landshut in Germany with a bachelor of business administration degree. He is based in Los Angeles.

Robert H.  Neithart is an  executive  vice  president  and a director of Capital
International Research, Inc. and a vice president and a director of Capital Guardian Trust Company. He is also a vice president and a director of Capital Strategy Research, Inc. His portfolio management and research responsibilities are focused on emerging markets fixed income, global bonds, and global macroeconomics. Mr. Neithart joined our organization in 1987 as a participant in "The Associates Program." He earned an AB degree (cum laude) in economics from Occidental College. He is a member of the National Association of Business Economists (NABE), is active in the Los Angeles chapter of NABE and holds the Chartered Financial Analyst(R) designation. He is based in Los Angeles.

Mark A. Brett is a director and senior vice president of Capital International Limited and Capital International SA and a vice president of Capital International Research, Inc. His responsibilities include global Fixed-Income portfolio management and currency research. Prior to joining Capital International in 1993, Mr. Brett spent 14 years as an economist/strategist with Barclays de Zoete Wedd (formerly De Zoete and Bevan) in London. In addition, he was a director of BZW Capital Markets Ltd. and a member of the London Stock Exchange. He is a member of the UKSIP and the Securities Institute. He is based in London.

Christine Cronin is a senior vice president of Capital International Research, Inc. and a vice president of Capital Guardian Trust Company with fixed-income portfolio management and research responsibilities. Prior to joining Capital Guardian in 1997, she spent three years as an analyst at Fidelity Investments. Prior to that, she spent two years as an analyst in the high-yield group at Colonial Management Associates. Before that, she spent a year as a senior consultant at Price Waterhouse in the bankruptcy and reorganization practice and passed the CPA exam. Ms. Cronin earned an MBA from Wharton School at the University of Pennsylvania and a BA in economics from Columbia University. She holds the Chartered Financial Analyst(R) designation and is based in Los Angeles.

Michael D. Locke is a vice president of Capital International Research, Inc. and Capital Guardian Trust Company with portfolio management and research responsibilities for mortgage and asset-backed securities and derivatives. Prior to joining our organization in 1996, he received an MBA (with honors) from the University of Chicago. Before that, he earned an MS in electrical engineering from the University of California at Los Angeles. While completing his graduate studies, Mr. Locke worked as a summer associate with Goldman Sachs Asset Management in New York, a senior consultant with Arthur Andersen & Co. in Los Angeles, and as a research associate with the Economic Analysis Corporation. Before that, he spent three years as a senior analyst/systems manager for the Law & Economics Consulting Group. He received a BA in mathematical economics from the University of California at Berkeley. He is based in Los Angeles.

Richard N. Havas is a senior vice president of Capital International, Inc., a vice chairman and director of Capital Guardian (Canada), Inc., and a vice president of Capital International Asset Management (Canada), Inc. He is a portfolio manager for global and international (non-U.S.) assets. Mr. Havas joined our organization in 1986 as a financial analyst specializing in Canadian non-resource companies, as well as Australian banks and industrial companies. Before joining Capital Guardian, he was a lending officer for the Bank of Nova Scotia for four years. He received a BA from the University of Toronto and an MBA (with distinction) from INSEAD in Fontainebleau, France. He is based in Singapore.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Annual Report dated December 31, 2007.

JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian Global Diversified Research Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest in equity securities of developing country (emerging market) issuers.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Capital Guardian Trust Company has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -20.53% (3rd quarter of 2001).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 11.85% (4th quarter of 2004) and its lowest quarterly return was -9.15% (1st quarter of 2005).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

-------------------------------------------------------------- ---------------- ---------------- -----------------
                                                                   1 year           5 year           10 year*
-------------------------------------------------------------- ---------------- ---------------- -----------------
JNL/Capital Guardian Global Diversified Research Fund                %               %                 %
(Class A)
MSCI World Growth Index                                              %               %                 %
MSCI All Country World Index                                         %               %                N/A**
-------------------------------------------------------------- ---------------- ---------------- -----------------

* The Fund began operations on May 15, 1995. The Morgan Stanley Capital International World Growth Index return begins on May 1, 1995. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to December 3, 2007, the Fund was managed by Wellington Management Company LLP. The MSCI World Growth Index is a broad-based, unmanaged index.

** The inception date for the MSCI All Country World Index was January 4, 1999. The MSCI All Country World Index is a broad-based, unmanaged index.

Effective December 3, 2007, the Fund replaced the MSCI World Growth Index with the MSCI All Country World Index as its benchmark. The Fund invests in both developed countries and emerging markets and is managed to a core benchmark. The MSCI All Country World Index is a core benchmark comprised of companies in the Americas, Europe, the Middle East, and Asia Pacific regions.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------------- ---------------- -----------------
                                                                                       1 year        Life of Class*
---------------------------------------------------------------------------------- ---------------- -----------------
JNL/Capital Guardian Global Diversified Research Fund (Class B)                         %                %
MSCI World Growth Index                                                                 %                %
MSCI All Country World Index                                                            %                %
---------------------------------------------------------------------------------- ---------------- -----------------

* The Class B shares of the Fund began operations on March 5, 2004. The Morgan Stanley Capital International World Growth Index return begins on May 1, 1995. Prior to March 5, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to December 3, 2007, the Fund was managed by Wellington Management Company LLP. The MSCI World Growth Index is a broad-based, unmanaged index. The MSCI All Country World Index is a broad-based, unmanaged index.

Effective December 3, 2007, the Fund replaced the MSCI World Growth Index with the MSCI All Country World Index as its benchmark. The Fund invests in both developed countries and emerging markets and is managed to a core benchmark. The MSCI All Country World Index is a core benchmark comprised of companies in the Americas, Europe, the Middle East, and Asia Pacific regions.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    LEVERAGING RISK
     o    PORTFOLIO TURNOVER
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Capital Guardian Global Diversified Research Fund is Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. (CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

Andrew F. Barth is vice chairman of Capital International Research, Inc. and president of Capital Guardian Trust Company. He is also a director and global research director for Capital International Research, Inc. with research responsibilities for U.S. financial services, specifically thrifts, mortgage lenders, and government-sponsored enterprises and is the U.S. research portfolio coordinator. He also serves as a director for Capital Guardian Trust Company and The Capital Group Companies, Inc. He is a member of the Capital Guardian Trust Company Executive Committee, The Capital Group International, Inc. Management Committee, the Global Institutional Group North American Management Committee, The Capital Group Companies Management Committee, and the Capital Research and Management Company Management Committee. He joined our organization in 1985 after completing his MBA at Columbia University Graduate School of Business. Mr. Barth graduated summa cum laude from Columbia University (Phi Beta Kappa). He is based in Los Angeles.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Annual Report dated December 31, 2007.

JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian International Small Cap Fund is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES. The investment objective of the Fund is to seek long term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including American Depositary Receipts ("ADRs") and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase. In determining market capitalization, the Fund may consider the value of shares which are publicly traded. The Fund normally will invest in common stocks, preference shares and convertible securities.

Although the Fund intends to concentrate its investments in such issues, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Fund may also invest up to 10% at the time of purchase in the securities of developing country issuers. Although the Fund does not intend to seek short-term profits, securities in the Fund's portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent with the Fund's objectives, it may from time to time purchase derivative securities, such as forward currency contracts and currency futures and options, to, among other reasons, manage foreign currency exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    SMALL CAP INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.



PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Capital Guardian International Small Cap Fund (Class A)                      %                  %
S&P Citigroup World ex-U.S. Index                                                %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on December 3, 2007.
The S&P Citigroup World ex-U.S. Index is an equity index based upon the world (ex-US) composite market.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Capital Guardian International Small Cap Fund (Class B)                      %                  %
S&P Citigroup World ex-U.S. Index                                                %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on December 3, 2007. The S&P Citigroup World ex-U.S. Index is an equity index based upon the world (ex-US) composite market.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------



------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------



ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Capital Guardian International Small Cap Fund is Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. (CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

Habib I. Annous is a vice president of Capital International Research, Inc. with portfolio manager and research responsibilities in U.K. small capitalization. Prior to joining Capital International in November 2002, he spent five and a half years at Merrill Lynch Investment Managers as a director and U.K. portfolio manager. Before that, he spent nearly five years at BZW Investment Management as a U.K. fund manager and prior to that he was at Lazard Investors as a U.K. Equities specialist on small companies. He has a BSc from the University of London and holds the Chartered Financial Analyst(R) designation. Mr. Annous is based in London.

Richard N. Havas is a senior vice president of Capital International, Inc., a vice chairman and director of Capital Guardian (Canada), Inc., and a vice president of Capital International Asset Management (Canada), Inc. He is a portfolio manager for global and international (non-U.S.) assets. Mr. Havas joined our organization in 1986 as a financial analyst specializing in Canadian non-resource companies, as well as Australian banks and industrial companies. Before joining Capital Guardian, he was a lending officer for the Bank of Nova Scotia for four years. He received a BA from the University of Toronto and an MBA (with distinction) from INSEAD in Fontainebleau, France. He is based in Singapore.

Akira Horiguchi is a vice president of Capital International Research, Inc. with responsibilities for Japanese small capitalization companies. Prior to joining Capital International in 2000, he spent three years as an investment manager in Japanese equities with Gartmore Investment Management Japan Ltd., and before that, two years with MeesPierson Capital Management Japan Ltd. Mr. Horiguchi earned a BA in economics from Tokyo University. He is based in Tokyo.

Roger J. Mortimer is a Vice president of Capital Guardian Trust Company and Capital Guardian (Canada), Inc. Prior to joining Capital Guardian in 2005, he was a Senior Vice President and Portfolio Manager at AIM Investments in San Francisco, and a Global Partner of its parent company, Amvescap Plc. While at AIM, Mr. Mortimer managed Canadian equity, global equity and global energy mutual fund mandates. He was also formerly an associate portfolio manager with Global Strategy Investments in Vancouver. He holds BA and MBA degrees from the University of Western Ontario. He is based in San Francisco.

Takeo Nakamura is a senior vice president of Capital International K.K. with portfolio management and research responsibilities. He joined Capital International in 1998 after 30 years with Nomura Securities, where he was managing director for Nomura Asset Management Co., Ltd. in Tokyo, president of Nomura Capital Management, Inc. in New York, and a security analyst and portfolio manager for Nomura Securities in Tokyo. Mr. Nakamura holds a BA in economics from Waseda University and completed a postgraduate program through the London School of Economics. He is based in Tokyo.

Philip Winston is a senior vice president and portfolio manager for Capital International Limited with responsibilities for U.K. and European large and small capitalization equity portfolios. Prior to joining Capital International in 1997, he spent eight years as a director and U.K. equity fund manager at BZW Investment Management in London. He was also formerly with Orion Royal Bank in London and New York. Before that, he was a lecturer at Durham University. Mr. Winston holds a PhD and MA in history from Cambridge University. He is based in London.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Annual Report dated December 31, 2007.

JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Capital Guardian U.S. Growth Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The investment objective of the Fund is to seek long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts ("ADRs") and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase. The Fund intends to achieve its objective by investing primarily in attractively valued securities that at the time of purchase exhibit one or more "growth" characteristics relative to the U.S. stock market. The "growth" characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

Although the Fund intends to concentrate its investments in the types of securities described above, the Fund may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. The Fund intends to remain fully invested, however, and the Fund may hold cash and cash equivalents for defensive purposes. Although the Fund does not intend to seek short-term profits, securities in the Fund's portfolio will be sold whenever the Fund believes it is appropriate to do so without regard to the length of time a particular security may have been held.

Consistent  with  the  Fund's  objectives,  it may  from  time to time  purchase derivative securities to, among other reasons, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner. Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    INVESTMENT STYLE RISK
     o    MARKET RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Capital Guardian Trust Company has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -24.01% (1st quarter of 2001).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 9.82% (2nd quarter of 2007) and its lowest quarterly return was -7.70% (1st quarter of 2005).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

-------------------------------------------------------------- -------------- ------------------ -------------------
                                                                  1 year           5 year             10 year*
-------------------------------------------------------------- -------------- ------------------ -------------------
JNL/Capital Guardian U.S. Growth Equity Fund (Class A)              %               %                   %
Russell 1000(R) Growth Index                                        %               %                   %
-------------------------------------------------------------- -------------- ------------------ -------------------

* The Fund began operations on May 15, 1995. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to December 3, 2007, the Fund was managed by Wellington Management Company, LLP. The Russell 1000 Growth Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------- ------------------
                                                                                   1 year         Life of Class*
---------------------------------------------------------------------------- ------------------- ------------------
JNL/Capital Guardian U.S. Growth Equity Fund (Class B)                              %                   %
Russell 1000(R) Growth Index                                                        %                   %
---------------------------------------------------------------------------- ------------------- ------------------

* The Class B shares of the Fund began operations on March 5, 2004. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to December 3, 2007, the Fund was managed by Wellington Management Company, LLP. The Russell 1000 Growth Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- -------------------------
                                                                                               CLASS A
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                   %
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                       0.20%
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                  %
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                            %
-------------------------------------------------------------------------------------- -------------------------

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- -------------------------
                                                                                               CLASS B
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                   %
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                       0.00%
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                  %
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                            %
-------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    DERIVATIVES RISK
     o    LEVERAGING RISK
     o    PORTFOLIO TURNOVER
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Capital Guardian U.S. Growth Equity Fund is Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc. (CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

David I. Fisher is chairman of the board of Capital Group International, Inc. and Capital Guardian Trust Company, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for our organization's international investing activities since 1982. He joined our organization in 1969 as a financial analyst and was director of research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. A graduate of the University of California at Berkeley, he holds an MBA from the University of Missouri Graduate School of Business Administration. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. In addition to serving as a trustee emeritus of the J. Paul Getty Trust, he serves on the board of trustees for Alternative Living for the Aging, Lowe Institute, Harvard-Westlake School, and the UCLA School of Public Policy and Social Research. He also serves as an advisory board member of the International Monetary Fund Retirement Plan and the Monetary Authority of Singapore. He is based in Los Angeles.

Todd S. James is a senior vice president of Capital International Research, Inc. with both investment analyst and diversified portfolio management responsibilities. His research responsibilities include U.S. merchandising and e-commerce. Prior to assuming his research responsibilities in 1989, Mr. James was a statistician for Capital Group Research, Inc. Prior to joining our organization in 1985, he studied architecture at Texas Tech University before earning a BS in international finance from California State University, Sacramento. He earned an MBA from the University of Southern California Graduate School of Business and is based in West Los Angeles.

Jim S. Kang is a senior vice president of Capital International Research, Inc., and a vice president of Capital Guardian Trust Company. He is a portfolio manager responsible for U.S. growth equity portfolios. Mr. Kang also conducts research in the U.S. casinos and gaming industry. Prior to joining our organization in 1988, he was an equity analyst with Gabelli & Company in New York. He is a Phi Beta Kappa graduate from the University of California at Los Angeles, where he earned a BS in psychobiology (magna cum laude). He also holds an MBA from Columbia University Graduate School of Business. He is based in West Los Angeles.

Eric H. Stern is a senior vice president of Capital International Research, Inc. and a vice president of Capital Guardian Trust Company. His investment responsibilities include portfolio management within the U.S. Growth Equity product and research of the U.S. medical technology industry. Prior to joining Capital International in 1991, he served two years as an analyst in the Mergers and Acquisitions department of Morgan Stanley & Company. Mr. Stern is a Phi Beta Kappa graduate of the University of California at Berkeley, where he earned a BS in business administration. He also holds an MBA from Stanford Graduate School of Business. He is based in West Los Angeles.

Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Annual Report dated December 31, 2007.

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Credit Suisse Global Natural Resources Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector. Furthermore, the Fund may invest in companies which obtain the majority of their revenues by financing the above activities.

The Fund may invest up to 15% of its net assets, irrespective of currency and regardless of the issuer's country of origin, in convertible and warrant bonds, providing the associated rights confer entitlement to the subscription of shares in companies in which the Fund is permitted to invest under terms of its investment policy.

Furthermore, the Fund may invest in listed and equity-linked notes, providing the underlying equities relate to companies permitted under the terms of the Fund's investment policy. Investments in equity-linked notes, together with convertible and warrant bonds, may not exceed 15% of the net assets of the Fund.

No single holding of the Fund may be in excess of 10% of a company's total value. It is required that 70% of the Fund's assets are to be held in stocks that are included in the MSCI Index customized benchmark. The exposure to a stock, which is not included in the benchmark, may not be actively increased beyond 3% of the Fund's assets at the time of purchase. The Fund is not permitted to hold more than 4% of its assets in a single position that is not included in the benchmark. The Fund pursues a target of 2.0% excess return over the benchmark, with a range of active risk ("Tracking Error") of 3.0-6.0%.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    INDUSTRY CONCENTRATION RISK
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    MARKET RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Credit Suisse Global Natural Resources Fund (Class A)                  %                  %
S&P 500 Index                                                              %                  %
MSCI World Composite Index**                                               %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. **The MSCI World Composite is a hypothetical representation of the performance of the Fund's general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Credit Suisse Global Natural Resources Fund (Class B)                         %                  %
S&P 500 Index                                                                     %                  %
MSCI World Composite Index**                                                      %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on January 16, 2007. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. **The MSCI World Composite is a hypothetical representation of the performance of the Fund's general investment categories. The following indexes are used to calculate the composite index: the MSCI Metals & Mining Index, 50%, MSCI Oil & Gas Index, 25%, MSCI Paper & Forest Index, 15%, and the MSCI Chemicals Index, 10%.

MSCI Metals & Mining Index is a global industry index for the metals and mining industry.

MSCI Oil & Gas Index is a global industry index for the oil and gas industry.

MSCI Paper & Forest Index is a global industry index for the paper and forest industry.

MSCI Chemicals Index is a global industry index for the chemicals industry.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Global Natural Resources Fund is Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010. Credit Suisse is a subsidiary of Credit Suisse Group ("CSG"). CSG's office is located at Giesshubelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.

In connection with Credit Suisse's service as Sub-Adviser to the Fund, Credit Suisse Asset Management Limited ("Credit Suisse Limited"), an affiliate of Credit Suisse, will provide investment advisory and portfolio management advice to all or that portion of the Fund's assets designated by Credit Suisse from time to time pursuant to a sub-sub-advisory agreement between Credit Suisse and Credit Suisse Limited. Credit Suisse Limited is compensated for this investment advisory and portfolio management advice by Credit Suisse at no additional expense to the Trust. Credit Suisse Limited is located at One Cabot Square, London, UK E14 4QJ.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Neil Gregson, Simon Sheppard, and Vipin Ahuja.

Neil Gregson, Managing Director, in 2006 became the Head of Global Emerging Market Equities and Chief Investment Officer for Equities in Emerging Europe, the Middle East and Africa. Mr. Gregson has been a manager of the Fund since its inception. Since 2000, Mr. Gregson has served as lead portfolio manager for the Credit Suisse Global Natural Resources Strategy. Prior to joining Credit Suisse in 1990, Mr. Gregson served as an Investment Analyst in Johannesburg. Previously, Mr. Gregson was a mining engineer with Anglo American Corporation in South Africa. Mr. Gregson earned a BSc (Hons.) in Mining Engineering from Nottingham University. Mr. Gregson is a member of the Association of Investment Management Research and was a member of its Council from 1997 to early 1999.

Simon Sheppard, Vice President based in London, has been with Credit Suisse for the past six years. Mr. Sheppard joined the emerging market equity team in 2003, from the European and emerging market fixed income team at Credit Suisse, and specializes in gold and resources. Prior to joining Credit Suisse, Mr. Sheppard worked in South Africa in equity research and consulting. Mr. Sheppard holds a BbusSc (Finance) from the University of Cape Town and is a CFA Charterholder.

Vipin Ahuja, Director, who joined the team in 2007 as a global energy analyst and portfolio manager of the Fund. He joined Credit Suisse from HSBC where he was a Senior Global Oil & Gas Analyst and was consistently ranked top 5 in internal client rankings from April 2005 to April 2007. Prior to joining HSBC, he worked as a Senior Oil & Gas Analyst at Dresdner Kleinwort from February 1998 to March 2005, Deutsche Morgan Grenfell from 1992 to 1997, and DSP Merrill Lynch Ltd from 1992 to 1997. Prior to joining the securities industry in 1992, he worked as a chemical engineer at Gea Wiegand GmbH in New Delhi. He holds a BTech in Chemical Engineering from the Indian Institute of Technology (IIT) and an MBA from the Indian Institute of Management (IIM). Mr. Ahuja is a member of the Association of Investment Management Research and is a CFA Charterholder.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory and sub-sub advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/CREDIT SUISSE LONG/SHORT FUND

INVESTMENT  OBJECTIVE.   The  investment  objective  of  the  JNL/Credit  Suisse
Long/Short Fund is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's principal investment strategy is to employ a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor's ("S&P") 500 Index and with investment risk similar to the S&P 500 Index. The investment strategy is quantitative in nature; the Portfolio Managers' discretion is used to determine the selection and importance of
factors  in  the   multi-factor   stock  selection   model.  The  Fund's  active
quantitative equity management strategy allows the portfolio simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks. The strategy employed by this Fund is a natural expansion of enhanced indexing and long/short strategies, referred to as the US Equity - Short Extension strategy. This strategy offers the portfolio management team increased flexibility to express their views on certain equities while maintaining--to a large degree--the S&P 500 Index's risk factors, such as sector and industry exposures.


The Sub-Adviser generally employs symmetric long and short stock positions around a full market exposure to the S&P 500 Index. Long positions are typically held at 140% of the underlying stock portfolio, and the short constraint is relaxed to a degree allowing short positions of 40% of the underlying stock portfolio. The portfolio, including the net short positions, therefore maintains an expected beta of one to the S&P 500 Index while capturing better performance, in the long-run, than the S&P 500 Index.

With this 140/40 approach, the Sub-Adviser pursues a performance target range of 2.0-3.5% excess return over the S&P 500 Index with a volatility range of 2.0-4.0% over the S&P 500 Index. The Strategy thus strives to achieve an information ratio between 0.75-1.00.


The Sub-Adviser will predominantly invest in large-cap US equities. In addition, the Sub-Adviser in general will maintain characteristics - risk factor exposures, sector and industry weights, etc. - similar to those of the S&P 500 Index.

INVESTMENT PROCESS

     The Sub-Adviser adheres to rigorous and disciplined portfolio construction and risk management. The strategy employs a transparent and innovative quantitative equity investment process, encompassing four steps: (1) formulation of investment views, (2) construction of expected returns, (3) portfolio optimization and implementation, (4) performance monitoring and attribution analysis.

     The investment strategy is quantitative in nature; the Portfolio Managers' discretion is used to determine the selection and importance of factors in the Sub-Adviser's proprietary multi-factor stock selection model. The Portfolio Managers' also utilize their discretion in their selection of portfolio implementation parameters and implementation of short positions in the portfolio.

STEP 1: FORMULATING INVESTMENT VIEWS

     The Sub-Adviser utilizes five distinct factor groups - (Valuation, Profitability, Growth, Momentum, and Capital-Use & Balance Sheet Quality) to construct investment views and forecast stock returns. The selection of these factor groups was determined by the Sub-Adviser through rigorous quantitative research. Each one of the five factor groups is composed of a set of individual fundamental factors that broadly measure similar information. For example, the Valuation factor group includes measures such as price-to-earnings ratio and price-to-cash flow ratio, both of which relate information about the value (i.e. expensiveness or cheapness) of a company. The Profitability factor group includes ratios such as return on equity and return on invested capital, both of which describe a company's returns to capital, or profitability.

STEP 2: CONSTRUCTING THE EXPECTED RETURNS

     The second step of the investment process involves calculating the expected returns of individual stocks given the investment views. Expected returns are simultaneously calculated for each and every stock in the investment universe according to the following procedures: (a) scoring each stock on the basis of its attractiveness by each of the five factor groups; (b) applying a set of weights to the five scores from (a) based on each stock's unique characteristics; and (c) making a final adjustment to the expected return of each stock given the risks of each stock, i.e., integrating the risk and reward profiles of the companies by penalizing higher risk stocks and rewarding lower risk stocks. The set of expected returns constructed above reflects the Portfolio Managers' best estimate of the relative attractiveness of each stock in the investment universe.

STEP 3: PORTFOLIO CONSTRUCTION AND IMPLEMENTATION

     Portfolio construction and implementation is the third step of the investment process. The expected returns constructed above and the risk model are combined in an optimization software with client investment guidelines to derive the optimal portfolio. The portfolio optimization defines the Sub-Adviser's buys and sells. In general, the investment guideline or restrictions on the Short-Extension Strategy will be added as constraints in the portfolio optimization process to ensure the adherence to investment guideline. The portfolio optimization also ensures that risk characteristics of the portfolio, including sector, industry and risk index exposure, to be similar to those of benchmark and to be within that of the investment guideline.

     Portfolio implementation follows the portfolio construction. A defined trading strategy is selected and closely followed, with trade controls (post-trade analysis) and implementation based on the principles of best execution being paramount to the successful construction of the client portfolio.

STEP 4: PERFORMANCE MONITORING AND ATTRIBUTION ANALYSIS

     An extensive performance monitoring and attribution analysis process is the final step of the investment process. The performance of the five factor groups is monitored on a daily basis, as is the portfolio's exposure to those factor groups. Expected tracking error, market risk and company-specific risk components, client constraints, benchmark changes, corporate actions, and cash management are among the issues monitored and addressed on a daily basis by the portfolio management team. In addition, regular investment updates of the sources of risk of the Fund and refinements to the stock selection process are considered integral to the ongoing management of client assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    INDUSTRY CONCENTRATION RISK
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    SHORT SALES RISKS
     o    SMALL CAP INVESTING RISK
     o    SPECULATIVE EXPOSURE RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Credit Suisse Long/Short Fund (Class A)                                %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]



-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Credit Suisse Long/Short Fund (Class B)                                      %                  %
S&P 500 Index                                                                    %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on January 16, 2007. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses**                                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses***                                                                    %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses**                                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses***                                                                    %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* The management/administrative fee has been restated to reflect that effective July 1, 2008, the fee was reduced to the level shown in the table above.


** Other expenses are based on amounts incurred during the period ended December 31, 2008. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales was ______%. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period were ______% and ______%, respectively. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.


*** Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[TO BE UPDATED BY AMENDMENT]


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Credit Suisse Long/Short Fund is Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010. Credit Suisse is a subsidiary of Credit Suisse Group ("CSG"). CSG's registered office is located at Giesshubelstrasse 30, PO Box 800, Zurich, Switzerland, CH-8070.


The portfolio management group from the Credit Suisse Quantitative Strategies Group manages the Fund. Mr. Jordan Low is responsible for the day-to-day management of the Fund. Mr. Low has been a portfolio manager for the Fund since February 2008.


Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse Asset Management, LLC in February 2008. Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining Credit Suisse, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/EAGLE CORE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle Core Equity Fund is long-term growth through capital appreciation, and secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to invest in equity securities consisting primarily of common stocks of large U.S. companies (i.e., typically having a market capitalization over $5 billion at the time of investment) which the portfolio managers believe have the potential for growth over the intermediate and long-term. The Fund may also invest in preferred stocks and convertible securities that the portfolio managers believe may permit the Fund to achieve its investment objective. The Fund will invest in established companies that the portfolio managers determine are undervalued relative to their earnings growth prospects. The portfolio managers' strategy combines a "bottom up" research process with a relative-valuation discipline in purchasing stocks. In general, the Fund's portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the Fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. As a temporary defensive measure because of market, economic or other conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt instruments or may take positions that are consistent with its principal investment strategies. If the portfolio manager invokes this strategy, the Fund's ability to achieve its investment objective may be affected adversely.

The Sub-Adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

The team develops an earnings model for each company in the resulting universe with each Co-Portfolio Manager responsible for those stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    INDUSTRY CONCENTRATION RISK
     o    LEVERAGING RISK
     o    MARKET RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Effective April 30, 2004, the Fund was combined with JNL/Janus Growth & Income Fund, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -16.65% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 11.55% (4th quarter of 2004) and its lowest quarterly return was -5.53% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------- -------------------------- -------------------- -------------------
                                                         1 year                  5 year              10 year*
----------------------------------------------- -------------------------- -------------------- -------------------
JNL/Eagle Core Equity Fund (Class A)                       %                      %                    %
S&P 500 Index                                              %                      %                    %
----------------------------------------------- -------------------------- -------------------- -------------------

* The Fund began operations on September 16, 1996.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

-------------------------------------------------------------------------- ------------------- -------------------
                                                                                 1 year          Life of Class*
-------------------------------------------------------------------------- ------------------- -------------------
JNL/Eagle Core Equity Fund (Class B)                                             %                    %
S&P 500 Index                                                                    %                    %
-------------------------------------------------------------------------- ------------------- -------------------

* The Class B shares of the Fund began operations on March 5, 2004.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                          %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                              0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                       %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                   %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                          %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                              0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                       %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                   %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as Sub-Adviser, Eagle supervises and manages the investment portfolio of the Fund. Eagle's Conservative Large Cap Equity team is responsible for the day-to-day management of the Large Cap Core Fund. The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management's large cap core program for six years. Mr. Skeppstrom has primary responsibility for companies within the consumer staples, communications, financials and leisure sectors; (2) Mr. John Jordan III is a Vice President and portfolio co-manager since joining Eagle in April 2001. Prior to joining Eagle, Mr. Jordan served as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years. Mr. Jordan covers companies within the capital goods/industrials, basic industry, consumer discretionary and communications/networking equipment sectors; (3) Mr. Craig Dauer is a Vice President and has co-portfolio management responsibilities since joining in April 2001. Prior to joining Eagle, Mr. Dauer served as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years. Mr. Dauer is responsible for covering pharmaceuticals, medical devices, consumer staples and retailers; and (4) Mr. Robert Marshall is a Vice President since joining Eagle in September 2002. From 1995 to 2002, Mr. Marshall served as Director/Senior Vice President of equity research at Wachovia Securities for seven years. Mr. Marshall covers cyclical growth companies, technology (enterprise hardware, semiconductors, computer services and software) and brokerages.

Each portfolio manager is responsible for actively researching companies within their individual areas of expertise and uses intensive fundamental analysis to develop proprietary earnings and valuation models for each company he follows. The team applies this relative-valuation approach consistently across the portfolio every day. Initial recommendations on a course of action are made by the portfolio co-manager responsible for each sector. Buy-and-sell decisions are made in consultation with the team. As managing director, Mr. Skeppstrom ultimately authorizes all co-managers' buy-and-sell decisions.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/EAGLE SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion. The Sub-Adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The Sub-Adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    GROWTH INVESTING RISK
     o    INVESTMENTS IN IPOS
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    SMALL CAP INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.



PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -24.08% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 15.28% (1st quarter of 2006) and its lowest quarterly return was -5.92% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------- ----------------------- ------------------ ------------------
                                                              1 year               5 year            10 year*
----------------------------------------------------- ----------------------- ------------------ ------------------
JNL/Eagle SmallCap Equity Fund (Class A)                       %                     %                  %
Russell 2000 Growth Index                                      %                     %                  %
----------------------------------------------------- ----------------------- ------------------ ------------------

* The Fund began operations on September 16, 1996. The Russell 2000 Growth Index is a style specific index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------ -------------------
                                                                                  1 year          Life of Class*
---------------------------------------------------------------------------- ------------------ -------------------
JNL/Eagle SmallCap Equity Fund (Class B)                                            %                  %
Russell 2000 Growth Index                                                           %                  %
---------------------------------------------------------------------------- ------------------ -------------------

* The Class B shares of the Fund began operations on March 5, 2004. The Russell 2000 Growth Index is a style specific index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

*Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                     $
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                    $
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                    $
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                                   $
--------------------------------------------------------------------------------------------- -----------------------

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                     $
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                    $
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                    $
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                                   $
--------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


OTHER INVESTMENTS. The Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, a Senior Vice President, Managing Director and Portfolio Manager of Eagle, and Eric Mintz, CFA, an Assistant Portfolio Manager of Eagle, are responsible for the day-to-day management of the Fund. Mr. Boksen joined Eagle in April 1995 as a Senior Vice President and has portfolio management responsibilities for its small cap equity accounts. He was appointed a Managing Director in June 1999. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund. As portfolio manager, Mr. Boksen dedicates the majority of his time to investment research and portfolio management and acts as a generalist, covering a variety of different issues. The research analysts and portfolio manager are responsible for performing in-depth fundamental research for the portfolio. Mr. Boksen relies upon a team of research analysts for in-depth company information. The research analysts are specialists, assigned to specific industries. Team members meet on a daily basis to discuss investment candidates, as well as securities in the portfolio. Mr. Boksen retains final authority for all buy-and-sell decisions.

Mr. Mintz has been Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and brings 12 years of investment experience as an analyst and research associate. Mr. Mintz assists Mr. Boksen in the responsibilities of managing the fund. Mr. Mintz does not have individual discretion over the assets of the fund. Previously, Mr. Mintz served as Vice President of equity research for the Oakmont Corporation from 1999 to 2005.He holds a B.A. in economics from Washington and Lee University and earned his M.B.A. from the University of Southern California. Mr. Mintz received his Chartered Financial Analyst designation in 2000.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Founding Strategy Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's assets are invested in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

The  Fund  seeks  to  achieve  its   objective  by  making   equal   allocations
(approximately 33 1/3%) of its assets and cash flows to the following three Underlying Funds:

     o    JNL/Franklin Templeton Income Fund*; and
     o    JNL/Franklin Templeton Global Growth Fund*; and
     o    JNL/Franklin Templeton Mutual Shares Fund*.

* The investment policies of the Underlying Funds are described elsewhere in this prospectus.

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Fund's Adviser and the Fund's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the predetermined fixed allocation percentages. Also, the performance and income distributions of the Fund may differ from the performance and income distributions of the Underlying Funds as a result of the small variations in the Fund's allocations. Please see the disclosure for the Underlying Funds for their respective principal investment strategies and risks.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance (and the performance of the Underlying Funds), such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES
     o    SMALL CAP INVESTING RISK
     o    UNDERLYING FUNDS RISK
     o    U.S. GOVERNMENT SECURITIES RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Franklin Templeton Founding Strategy Fund (Class A)                          %                    %
S&P 500 Index                                                                    %                    %
Composite Index                                                                  %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Composite Index is a hypothetical representation of the performance of the S&P 500 Index, MSCI EAFE Index, and Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are: S&P 500 Index, 50%; MSCI EAFE Index, 33 1/3%; and Lehman Brothers Aggregate Bond Index, 16 2/3%.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Franklin Templeton Founding Strategy Fund (Class B)                    %                  %
S&P 500 Index                                                              %                  %
Composite Index                                                            %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on January 16, 2007. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

The Composite Index is a hypothetical representation of the performance of the S&P 500 Index, MSCI EAFE Index, and Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are: S&P 500 Index, 50%; MSCI EAFE Index, 33 1/3%; and Lehman Brothers Aggregate Bond Index, 16 2/3%.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES * (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------


* Because the Fund invests in the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Global Growth Fund, and the JNL/Franklin Templeton Mutual Shares Fund, the Fund indirectly bears its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ending December 31, 2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/Franklin Templeton Founding Strategy Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM currently manages approximately $36 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Manager of Separate Account and Transfer Agent Operations at JNAM since August 2005 and has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.


Both Mr. Koors and Ms. Mouser review the allocations made to the Fund. Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.


The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Global Growth Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to shareholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Fund also invests in depositary receipts. These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder. Bonds, notes and debentures are examples of debt securities. In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund's total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Franklin Templeton Global Growth Fund (Class A)                              %                     %
MSCI World Index                                                                 %                     %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007. The MSCI World Index is a broad-based, unmanaged index.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Franklin Templeton Global Growth Fund (Class B)                              %                  %
MSCI World Index                                                                 %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on January 16, 2007. The MSCI World Index is a broad-based, unmanaged index.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques. These securities and techniques may subject the Fund to additional risks.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Global Growth Fund is Templeton Global Advisors Limited ("Global Advisors"), Lyford Cay, Nassau, Bahamas. Together, Global Advisors and its affiliates manage over $643.7 billion in assets as of December 31, 2007.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Cindy L. Sweeting, CFA (PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since December 2007. Ms. Sweeting is director of portfolio management for the Templeton Global Equity Group, and lead portfolio manager of Templeton Growth Fund, Inc. and the European based Templeton Growth Fund. She also has portfolio management responsibility for institutional separate account relationships with both global and international mandates. Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton's Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities. Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance. She has served as vice president of the board of directors for the International Society of Financial Analysts ("ISFA"), which has now merged with the CFA Institute. She was a founding member and past president of the Bahamas Chapter of ISFA. Ms. Sweeting is a Chartered Financial Analyst ("CFA") Charterholder.

     o Tucker Scott, CFA (EXECUTIVE VICE PRESIDENT) has been a manager of the Fund since October 2007. Mr. Scott joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Mr. Scott has global research responsibilities for paper and forest products, commercial services and supplies, Switzerland and Austria, as well as small cap capital goods. Mr. Scott earned his B.A. in history from the University of Virginia and a M.B.A. from the Amos Tuck School of Business at Dartmouth College. Mr. Scott is a Chartered Financial Analyst and member of the CFA Institute.

     o Lisa F. Myers, CFA (VICE PRESIDENT OF GLOBAL ADVISORS) has been a manager of the Fund since its inception. Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund. Ms. Myers also manages institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries. She joined Franklin Templeton Investments in 1996. Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing. Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY AND LITIGATION MATTERS

On August 2, 2004,  Franklin  Resources,  Inc. announced that Franklin Advisers,
Inc. ("Advisers") (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission ("SEC") that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

JNL/FRANKLIN TEMPLETON INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Income Fund is to maximize income while maintaining prospects for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Debt securities represent an obligation of the issuer to repay a loan of money to it and generally provide for the payment of interest. These include bonds, notes and debentures. An equity security, or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances.

The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Fund will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the Fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities regardless of their rating or in securities that are unrated, including up to 5% of its assets in securities that are in default at the time of purchase.

The Fund may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The Fund's manager searches for securities it deems to be undervalued or out-of-favor securities and believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

     o    Management strength, experience and track record;
     o    Responsiveness to changes in interest rates and business conditions;
     o    Debt maturity schedules and borrowing requirements;
     o The company's changing financial condition and market recognition of the change; and
     o A security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations repurchase agreements, money market fund shares and other money market instruments. The Sub-Adviser also may invest these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

While the Fund does not concentrate in any one industry, it may make significant investments in the utilities, healthcare, and financial services sectors.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    U.S. GOVERNMENT SECURITIES RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 4.86% (4th quarter of 2006) and its lowest quarterly return was -3.22% (4th quarter of 2007).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 4.97% (4th quarter of 2006) and its lowest quarterly return was -3.23% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------ ----------------------- -------------------
                                                                                 1 year            Life of Fund*
------------------------------------------------------------------------ ----------------------- -------------------
JNL/Franklin Templeton Income Fund (Class A)                                      %                     %
S&P 500 Index                                                                     %                     %
Lehman Brothers Aggregate Bond Index                                              %                     %
------------------------------------------------------------------------ ----------------------- -------------------

* The Fund began operations on May 1, 2006.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------ -------------------
                                                                                  1 year          Life of Class*
---------------------------------------------------------------------------- ------------------ -------------------
JNL/Franklin Templeton Income Fund (Class B)                                        %                  %
S&P 500 Index                                                                       %                  %
Lehman Brothers Aggregate Bond Index                                                %                  %
---------------------------------------------------------------------------- ------------------ -------------------

* The Class B shares of the Fund began operations on May 1, 2006.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Income Fund is Franklin Advisers, Inc. ("Franklin Advisers"), One Franklin Parkway, San Mateo, California 94403-1906. Together, Franklin Advisers and its affiliates manage over $643.7 billion in assets as of December 31, 2007.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Edward D. Perks, CFA (VICE PRESIDENT OF FRANKLIN ADVISERS) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1992.
     o Charles B. Johnson (CHAIRMAN OF THE BOARD OF FRANKLIN ADVISERS) has been a manager of the Fund since its inception and joined Franklin Templeton Investments in 1957.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY AND LITIGATION MATTERS

On August 2, 2004,  Franklin  Resources,  Inc. announced that Franklin Advisers,
Inc. ("Advisers") (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission ("SEC") that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND

INVESTMENT  OBJECTIVE.  The investment  objective of the JNL/Franklin  Templeton
Mutual  Shares  Fund  is  capital   appreciation,   which  may  occasionally  be
short-term, and secondarily, income.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

The Fund intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets. In addition, from time to time, the Fund may use forward foreign currency exchange contracts to hedge against currency risks when the Sub-Adviser believes it would be advantageous to the Fund to do so. The Fund also may invest up to 15% of its net assets in securities with a limited trading market.

The Fund invests primarily in securities that the Sub-Adviser believes are trading at a discount to their intrinsic value. To a lesser extent, the Fund also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. While the Fund generally purchases securities for investment purposes, the Sub-Adviser also may seek to influence or control management, or invest in other companies that do so, when the Sub-Adviser believes the Fund may benefit.

When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event. The Fund's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Sub-Adviser employs a research driven, fundamental value strategy. In choosing equity investments, the Sub-Adviser focuses on the market price of a company's securities relative to the Sub-Adviser's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Sub-Adviser's own analysis of the security's intrinsic value rather than coupon rate or rating of the security.

The Sub-Adviser may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES RISK
     o    SHORT SALES RISKS
     o    SMALL CAP INVESTING RISK
     o    U.S. GOVERNMENT SECURITIES RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Franklin Templeton Mutual Shares Fund (Class A)                        %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Franklin Templeton Mutual Shares Fund (Class B)                        %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on January 16, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Mutual Shares Fund is Franklin Mutual Advisers, LLC ("Franklin Mutual"), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Together, Franklin Mutual and its affiliates manage over $643.7 billion in assets as of December 31, 2007.

The following individuals are jointly responsible for the day-to-day management of the Fund. The portfolio manager for the Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment. Mr. Langerman and Mr. Segal are co-portfolio managers for the Fund and Ms. Turner is an assistant portfolio manager for the Fund.

     o Peter A. Langerman (PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. He rejoined Franklin Templeton Investments, an affiliate of Franklin Mutual in 2005. He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Mr. Langerman graduated magna cum laude from Yale University, earning his B.A. in Russian studies. He holds a Master's degree in Accounting from New York University Graduate School of Business and received his Juris Doctor from Stanford University Law School.

     o Deborah A. Turner, CFA (PORTFOLIO MANAGER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. Ms. Turner has been an assistant portfolio manager since 2001. Prior to that she was an Analyst from 1996 to 2001. She joined Franklin Templeton Investments in 1996. From 1993 to 1996, Ms. Turner was employed at Heine Securities Corporation as an Analyst. Ms. Turner has more than 13 years of experience in the investment management industry. Ms. Turner earned her B.A. in Economics from Vassar College. She is a Chartered Financial Analyst (CFA) Charterholder.

     o F. David Segal, CFA (PORTFOLIO MANAGER OF FRANKLIN MUTUAL) has been a manager of the Fund since its inception. He is an analyst for Franklin Mutual Advisers specializing in the autos and auto parts, paper and forest products and special situations. He joined Franklin Templeton Investments in 2002. Previously, Mr. Segal was an analyst in the Structured Finance Group of MetLife from 1999 to 2002. He has 13 years of experience in the financial services industry. Mr. Segal earned his B.A. from the University of Michigan, Ann Arbor and an M.B.A. from New York University's Stern School of Business. He is a Chartered Financial Analyst (CFA) Charterholder. Mr. Segal is a member of the New York Society of Security Analysts.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts that they manage and their ownership of Fund shares.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY AND LITIGATION MATTERS

On August 2, 2004,  Franklin  Resources,  Inc. announced that Franklin Advisers,
Inc. ("Advisers") (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission ("SEC") that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Franklin Templeton Small Cap Value Fund is long-term total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations (the market value of a company's outstanding stock) under $3.5 billion at the time of purchase.

The Fund invests in equity securities that the Fund's manager believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities (generally debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances) are examples of equity securities. In choosing investments that are undervalued, the Fund's manager focuses on companies that have one or more of the following characteristics:

     o Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales - all relative to the market, a company's industry or a company's earnings growth;
     o Recent sharp price declines (fallen angels) but still have growth potential in the manager's opinion; or
     o Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued, or a "value" when it is less than the price at which the manager believes it would trade if the market reflected all factors relating to the company's worth. The manager may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The small capitalization companies in which the Fund invests have market capitalizations (share price times the number of shares of common stock outstanding) under $3.5 billion at the time of the Fund's investment (sometimes called "small cap"). The Fund currently intends to limit its investments in foreign securities to no more than 15% of its total assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    CURRENCY RISK
     o    CYCLICAL OPPORTUNITIES RISK
     o    FOREIGN SECURITIES RISK
     o    INDUSTRY CONCENTRATION RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    SMALL CAP INVESTING RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 12.69% (1st quarter of 2006) and its lowest quarterly return was -8.55% (4th quarter of 2007).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 12.86% (1st quarter of 2006) and its lowest quarterly return was -8.51% (4th quarter of 2007).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008[TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------- -------------------- --------------------
                                                                                  1 year            Life of Fund*
--------------------------------------------------------------------------- -------------------- --------------------
JNL/Franklin Templeton Small Cap Value Fund (Class A)                               %                    %
Russell 2500TM Value Index                                                          %                    %
--------------------------------------------------------------------------- -------------------- --------------------

* The Fund began operations on May 2, 2005.
The Russell 2500TM Value Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

--------------------------------------------------------------------------- ------------------- --------------------
                                                                                  1 year          Life of Class*
--------------------------------------------------------------------------- ------------------- --------------------
JNL/Franklin Templeton Small Cap Value Fund (Class B)                               %                   %
Russell 2500TM Value Index                                                          %                   %
--------------------------------------------------------------------------- ------------------- --------------------

* The Fund began operations on May 2, 2005.
The Russell 2500TM Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    INTEREST RATE RISK
     o    SECTOR RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Franklin Templeton Small Cap Value Fund is Franklin Advisory Services, LLC ("Advisory Services"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. Together Advisory Services and its affiliates manage over $643.7 billion in assets as of December 31, 2007.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o William J. Lippman (PRESIDENT OF ADVISORY SERVICES) has been President of the Fund since inception and has more than 30 years' experience in the securities industry. He joined Franklin Templeton Investments in 1988.

     o Bruce C. Baughman, CPA (SENIOR VICE PRESIDENT OF ADVISORY SERVICES), has been a manager of the Fund since inception. He joined Franklin Templeton Investments in 1988.

     o Margaret McGee (VICE PRESIDENT OF ADVISORY SERVICES) has been a manager of the Fund since inception. She joined Franklin Templeton Investments in 1988.

     o Donald G. Taylor, CPA (SENIOR VICE PRESIDENT OF ADVISORY SERVICES), has been a manager of the Rising Dividends Fund and Small Cap Value Fund since 1996. He joined Franklin Templeton Investments in 1996.

     o Y. Dogan Sahin, CFA (PORTFOLIO MANAGER OF ADVISORY SERVICES), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007. Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services. He joined Franklin Templeton Investments in 2001. Prior to his current position, Mr. Sahin was a research analyst in Franklin's San Mateo, California office, where he provided industry-specific equity research of specialty retail companies. Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley. He is a Chartered Financial Analyst (CFA) Charterholder.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY AND LITIGATION MATTERS

On August 2, 2004,  Franklin  Resources,  Inc. announced that Franklin Advisers,
Inc. ("Advisers") (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission ("SEC") that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the "Judicial Panel") ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the "MDL"). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. ("Distributors") (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

JNL/GOLDMAN SACHS CORE PLUS BOND FUND

INVESTMENT OBJECTIVE. The primary investment objective of the JNL/Goldman Sachs Core Plus Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The Sub-Adviser has broad discretion to invest the Fund's assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities (securities rated BB- or below by one nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality) (commonly referred to as "junk bonds"), emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar. These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities. For purposes of this 75% constraint, the Fund will not deem a security to be non-investment grade if one NRSRO rates the security as investment grade.

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Lehman Brothers Aggregate Bond Index (plus or minus 1.5 years) although the securities held may have short, intermediate, and long terms to maturity. The Fund's average duration will not likely exceed 6 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It's often used to measure the potential volatility of a bond's price, and is considered a more accurate measure than maturity of a bond's sensitivity to changes in market interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
     o    PREPAYMENT RISK
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

As of May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as the Sub-Adviser for the Fund. Performance shown for the period prior to May 1, 2006 reflects the results achieved by the prior Sub-Adviser.

As of April 30, 2007, Goldman Sachs Asset Management, L.P. ("GSAM(R)") replaced Western Asset Management Company as the Sub-Adviser for the Fund. Performance shown for the period prior to April 30, 2007 reflects the results achieved by the prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 5.88% (2nd quarter of 2003) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 3.94% (3rd quarter of 2006) and its lowest quarterly return was -1.72% (2nd quarter of 2004).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

--------------------------------------------------------------- ----------------- ------------- -------------------
                                                                     1 year          5 year          10 year*
--------------------------------------------------------------- ----------------- ------------- -------------------
JNL/Goldman Sachs Core Plus Bond Fund (Class A)                       %               %              %
Lehman Brothers Aggregate Bond Index                                  %               %              %
--------------------------------------------------------------- ----------------- ------------- -------------------

* The Fund began operations on May 15, 1995.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------------ ------------------ -----------------
                                                                                    1 year         Life of Class*
------------------------------------------------------------------------------ ------------------ -----------------
JNL/Goldman Sachs Core Plus Bond Fund (Class B)                                      %                  %
Lehman Brothers Aggregate Bond Index                                                 %                  %
------------------------------------------------------------------------------ ------------------ -----------------

* The Class B shares of the Fund began operations on March 5, 2004. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                          $
------------------------------------------------------------------------------------- ------------------------

------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                            $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                           $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                           $
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                          $
------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Goldman Sachs Core Plus Bond Fund is GSAM, 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of March 31, 2008, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $780.5 billion (including seed capital and excluding assets under supervision).

In connection with GSAM's service as sub-adviser to the Fund, Goldman Sachs Asset Management International ("GSAMI") will implement and manage certain country and currency strategies of the Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. and Global Fixed Income-Investment Management Team ("U.S. Fixed Income Team"), and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o    Christopher  Sullivan  (MANAGING  DIRECTOR,  CO-HEAD U.S. FIXED INCOME
          TEAM) joined GSAM as a portfolio manager and Co-Head of the U.S. Fixed Income Team in 2001. Prior to that, he was a senior member of the account management group of Pacific Investment Management Company (PIMCO). Prior to joining PIMCO, he was an equity portfolio manager for Hawaiian Trust Company for three years.

     o James B. Clark (MANAGING DIRECTOR, CO-HEAD U.S. FIXED INCOME TEAM) joined GSAM as a portfolio manager for the U.S. Fixed Income Team in 1994 after working as an investment manager in the mortgage-backed securities group at the Travelers Insurance Co. Prior to becoming co-head of the US Fixed Income Team, James headed the portfolio management group specializing in mortgage-backed and asset-backed securities.

     o Jonathan A. Beinner (MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER - CO-HEAD OF US AND GLOBAL FIXED) joined GSAM in 1990 and is responsible for overseeing over $270 billion in fixed income and money market assets - including multi-sector portfolios, single-sector portfolios, and fixed income hedge funds. Mr. Beinner assumed managerial oversight for U.S. Fixed Income, High Yield, and Global Fixed Income and Currency in 2001. Mr. Beinner joined Asset Management in 1990 as a mortgage-backed specialist on the US Fixed Income team and since 1993 had worked directly with Sharmin. Mr. Beinner headed up the Mortgage team in 1994, and 3 years later became the Co-Head of US Fixed Income. Mr. Beinner became a Managing Director in 1997. Mr. Beinner received two B.S. degrees from the University of Pennsylvania in 1988.

     o Thomas Kenny (MANAGING DIRECTOR, CO-HEAD OF US AND GLOBAL FIXED) joined GSAM in 1999 as Head of the Municipal Bond Portfolio Management team. He became co-head of the US and Global Fixed Income team in 2002.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Goldman Sachs Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Sovereign debt in this Prospectus consists of fixed income securities issued by a national government within a given country denominated in the currency of that country, and may also include nominal and real inflation-linked securities. Currency investments, particularly longer-dated forward contracts, provide the Fund with currency and interest rate exposure similar to investments in sovereign and corporate debt.

The Sub-Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, emerging countries include, among others, most African, Asian, Eastern European, Middle Eastern, South and Central American nations. The Sub-Adviser currently intends that the Fund's investment focus will be in the following emerging countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Dominican Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Kazakstan, Kenya, Latvia, Lithuania, Malawi, Malaysia, Mauritius, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Turkey, Uganda, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia, as well as other emerging countries to the extent that foreign investors are permitted by applicable law to make such investments.

The Fund may invest in all types of emerging country fixed income securities, including the following:

     - Brady bonds (Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan) and other debt issued by governments, their agencies and instrumentalities, or by their central banks;

     - Interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers;

     - Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);

     -    Loan participations; and

     -    Repurchase agreements with respect to the foregoing.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated. Non-investment grade fixed income securities (commonly known as "junk bonds") tend to offer higher yields than higher-rated securities with similar maturities. Non-investment grade securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than more highly rated securities. The Fund may purchase the securities of issuers that are in default.

Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Although a majority of the Fund's assets will be denominated in non-U.S. Dollars, the Fund may invest in securities denominated in the U.S. Dollar.

Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts, to gain exposure to certain countries or currencies.

Currently, the Sub-Adviser's emerging markets debt strategy invests significantly in emerging market sovereign issues. As such, country selection is believed to be the most important factor in the portfolio construction process. The Sub-Adviser evaluates macro developments and assesses the net flows within countries. The next most important factor is security selection.

Analysis of emerging market debt involves an understanding of the finances, political events, and macroeconomic condition of a country. The Sub-Adviser's research analysts analyze the "balance sheets" of the countries they follow. This may include evaluating factors such as balance of payments, tax revenues, and external and domestic debt. They also assess macroeconomic measures, which may include inflation, interest rates, growth prospects and monetary policy. For some emerging market debt countries, politics is the key driver of performance. As a result, the Sub-Adviser's research analysts may spend a significant portion of their time following the political developments of the countries they cover.

Fundamental analysis is combined with valuation techniques to determine relative values of securities. Although the Sub-Adviser may believe a security is attractive from a fundamental point of view, the Sub-Adviser may not believe the price is attractive relative to other credits. As a result, even if the Sub-Adviser likes a security's fundamentals, the Sub-Adviser may not invest in it due to its valuation. Likewise, the Sub-Adviser may believe that a certain security's fundamentals are less positive but may invest in the security because the Sub-Adviser believes the yield offers significant compensation for the additional risk.

The Fund is "non-diversified" under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than "diversified" mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:



     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKET RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    PREPAYMENT RISK
     o    SMALL CAP INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for this Fund has not been included because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]



--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------



--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The Fund may invest in the aggregate up to 20% of its net assets in investments other than emerging country fixed income securities, currency investments and related derivatives, including (without limitation) emerging country equity securities and both equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund is Goldman Sachs Asset Management, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of March 31, 2008, GSAM, including its investment advisory affiliates, had assets under management of $780.5 billion (including seed capital and excluding assets under supervision).

In connection with GSAM's service as sub-adviser to the Fund, Goldman Sachs Asset Management International ("GSAMI") will implement and manage certain country and currency strategies of the Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust for these services. GSAM, together with GSAMI and its other affiliates, determine the compensation, if any, for intercompany servicing arrangements of this sort. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Samuel Finkelstein (MANAGING DIRECTOR, LEAD PORTFOLIO MANAGER, HEAD OF EMERGING MARKETS DEBT AND FUNDAMENTAL CURRENCY). Mr. Finkelstein joined the sub-adviser in 1997. Prior to joining the emerging market team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Prior to that, he worked for one year as a foreign currency trader at the Union Bank of Switzerland.

     o Ricardo Penfold (VICE PRESIDENT, PORTFOLIO MANAGER). Mr. Penfold joined the sub-adviser in 2000. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years.

     o Owi Ruivivar, Ph.D. (VICE PRESIDENT, PORTFOLIO MANAGER). Ms. Ruivivar joined the sub-adviser in 2002. Prior to joining, she worked for five years at BNP Paribas where for her two years there she headed global emerging markets debt strategy. Before joining the finance industry in 1997 she worked in economics research at the International Monetary Fund, and at various other international development institutions.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/GOLDMAN SACHS MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Goldman Sachs Mid Cap Value Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell MidCap(R) Value Index at the time of the investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell MidCap(R) Value Index is currently between $849 million and $21.7 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in derivatives.

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell MidCap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 8.40% (4th quarter of 2006) and its lowest quarterly return was -3.25% (4th quarter of 2007).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 8.45% (4th quarter of 2006) and its lowest quarterly return was -3.21% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------- -------------------- --------------------
                                                                                1 year            Life of Fund*
------------------------------------------------------------------------- -------------------- --------------------
JNL/Goldman Sachs Mid Cap Value Fund (Class A)                                    %                    %
Russell MidCap Value Index                                                        %                    %
------------------------------------------------------------------------- -------------------- --------------------

* The Fund began operations on May 2, 2005.
The Russell MidCap Value Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------- -------------------- --------------------
                                                                                1 year           Life of Class*
------------------------------------------------------------------------- -------------------- --------------------
JNL/Goldman Sachs Mid Cap Value Fund (Class B)                                    %                    %
Russell MidCap Value Index                                                        %                    %
------------------------------------------------------------------------- -------------------- --------------------

* The Fund began operations on May 2, 2005.
The Russell MidCap Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                        %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Goldman Sachs Mid Cap Value Fund is Goldman Sachs Asset Management, L.P. ("GSAM(R)"), 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of March 31, 2008, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $780.5 billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis. The individual members of the team, who are assisted by the Value Investment Team ("Value Team"), and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Eileen Rominger (MANAGING DIRECTOR AND CO- CHIEF INVESTMENT OFFICER) joined GSAM as a portfolio manager and Chief Investment Officer of the Value Team in August 1999. In 2008, Ms. Rominger became Co-Chief Investment Officer of Global Equity. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

     o Dolores Bamford (MANAGING DIRECTOR) joined GSAM as a portfolio manager for the Value Team in April 2002. Prior to that, she was a portfolio manager at Putnam Investments for various products since 1991.

     o David L. Berdon (VICE PRESIDENT) joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy, Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology partners.

     o Andrew Braun (MANAGING DIRECTOR, CO-CHIEF INVESTMENT OFFICER) joined the GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value Team and he became a portfolio manager in May 2001.

     o Scott Carroll (VICE PRESIDENT) joined GSAM as a portfolio manager for the Value Team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

     o Sean Butkus (VICE PRESIDENT) joined GSAM as a research analyst on the Value Team in July 2004 and became a portfolio manager in 2006. Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs. Before joining Goldman Sachs in December 1998, he worked at Arthur Andersen LLP.

     o Sean Gallagher (MANAGING DIRECTOR, CO-CHIEF INVESTMENT OFFICER) joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

     o J. Kelly Flynn (VICE PRESIDENT) joined GSAM as a portfolio manager in April 2002. From 1999 to 2002, Mr. Flynn was a portfolio manager for Small Cap/SMID Cap Value products at Lazard Asset Management.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Goldman Sachs Short Duration Bond Fund is a high level of current income, and secondarily, the potential for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities. The portfolio manager uses duration management as a fundamental part of the management for this portfolio. Generally, the manager expects to track duration of the Merrill Lynch 1-3 Year Treasury Index (plus or minus one year) although the securities held may have short, intermediate, and long terms to maturity. The portfolio's average duration will not likely exceed 3 years. Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It's often used to measure the potential volatility of a bond's price, and is considered a more accurate measure than maturity of a bond's sensitivity to changes in market interest rates.

The manager intends to invest principally in government securities, corporate debt securities, mortgage-related securities, and derivatives thereof and repurchase agreements collateralized by government securities, all denominated in U.S. dollars.

Government securities include U.S. Treasury securities and securities issued by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be government securities or non-government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities.

Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by Sovereigns, Supranationals and other foreign entities; and preferred stocks.

The Fund may also invest in derivatives (such as options, futures contracts, and swap agreements), and forward commitments as a substitute for securities, to try to increase returns or to hedge against changes in interest rates or to otherwise achieve the portfolio's goals. Total return is made up of coupon income plus any gains or losses in the value of portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose your money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
     o    PREPAYMENT RISK
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 1.80% (3rd quarter of 2006) and its lowest quarterly return was 0.67% % (2nd quarter of 2007).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 1.90% (3rd quarter of 2006) and its lowest quarterly return was 0.76% (2nd quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------------------- ----------------------- -------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- -------------------
JNL/Goldman Sachs Short Duration Bond Fund (Class A)                             %                     %
Merrill Lynch 1-3 Year Treasury Index                                            %                     %
----------------------------------------------------------------------- ----------------------- -------------------

* The Fund began operations on May 1, 2006.
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------ -------------------
                                                                                  1 year          Life of Class*
---------------------------------------------------------------------------- ------------------ -------------------
JNL/Goldman Sachs Short Duration Bond Fund (Class B)                                %                  %
Merrill Lynch 1-3 Year Treasury Index                                               %                  %
---------------------------------------------------------------------------- ------------------ -------------------

* The Class B shares of the Fund began operations on May 1, 2006.
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                               0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------------ --------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Goldman Sachs Short Duration Bond Fund is Goldman Sachs Asset Management, L.P. ("GSAM(R)"), 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of March 31, 2008, GSAM along with other units of the Investment Management Division of Goldman Sachs, had assets under management of $780.5 billion (including seed capital and excluding assets under supervision).

The Fund is managed on a team basis. The individual members of the team, who are assisted by the U.S. Fixed Income-Investment Management Team ("U.S. Fixed Income Team"), and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Jonathan A. Beinner (MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER - CO-HEAD OF US AND GLOBAL FIXED) joined GSAM in 1990 and is responsible for overseeing over $270 billion in fixed income and money market assets - including multi-sector portfolios, single-sector portfolios, and fixed income hedge funds. Mr. Beinner assumed managerial oversight for U.S. Fixed Income, High Yield, and Global Fixed Income and Currency in 2001. Mr. Beinner joined Asset Management in 1990 as a mortgage-backed specialist on the US Fixed Income team and since 1993 had worked directly with Sharmin. Mr. Beinner headed up the Mortgage team in 1994, and 3 years later became the Co-Head of US Fixed Income. Mr. Beinner became a Managing Director in 1997. Mr. Beinner received two B.S. degrees from the University of Pennsylvania in 1988.

     o Thomas Kenny (MANAGING DIRECTOR, CO-HEAD OF US AND GLOBAL FIXED) joined GSAM in 1999 as Head of the Municipal Bond Portfolio Management team. He became co-head of the US and Global Fixed Income team in 2002.

     o James P. McCarthy (MANAGING DIRECTOR, HEAD OF SHORT DURATION AND STRUCTURED STRATEGIES) is a senior fixed income portfolio manager and heads the short duration fixed income and structured portfolio strategies at GSAM. In this role, Mr. McCarthy is responsible for constructing and managing portfolios for central banks, balance sheet strategies, and financial institutions. Additionally, he works closely with clients in developing and implementing customized portfolio strategy solutions. Mr. McCarthy joined GSAM in 1995 as a specialist on the mortgage-backed securities team.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/JPMORGAN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index. The Fund's industry weightings generally approximate those of the MSCI EAFE Value Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the Sub-Adviser's research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or "emerging markets." The Sub-Adviser considers "emerging markets" to be any market not included in the MSCI EAFE Value Index. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country and (ii) is organized under the laws of an emerging market.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    MARKET RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the period shown in the chart, the Fund's highest quarterly return was 21.32% (4th quarter of 1998) and its lowest quarterly return was -24.76% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 14.43% (4th quarter of 2004) and its lowest quarterly return was -1.35% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------- ----------------- ------------------ -------------------
                                                                 1 year            5 year          Life of Fund*
----------------------------------------------------------- ----------------- ------------------ -------------------
JNL/JPMorgan International Value Fund (Class A)                    %                 %                  %
MSCI EAFE Value Index                                              %                 %                  %
----------------------------------------------------------- ----------------- ------------------ -------------------

* The Fund began operations on March 2, 1998. MSCI EAFE Value Index is broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------- -------------------
                                                                                   1 year          Life of Class*
---------------------------------------------------------------------------- ------------------- -------------------
JNL/JPMorgan International Value Fund (Class B)                                     %                   %
MSCI EAFE Value Index                                                               %                   %
---------------------------------------------------------------------------- ------------------- -------------------

* The Class B shares of the Fund began operations on March 5, 2004. The MSCI EAFE Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[TO BE UPDATED BY AMENDMENT]

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the Sub-Adviser ranks issuers within each industry group according to their relative value. The Sub-Adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    DERIVATIVES RISK
     o    LEVERAGING RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO  MANAGEMENT.  The sub-adviser to the  JNL/JPMorgan
International Value Fund is J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 245 Park Avenue, New York, New York 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2007, J.P. Morgan and its affiliates had approximately $1,193 billion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Jeroen Huysinga, Managing Director of J.P. Morgan, and Gerd Woort-Menker, Managing Director of J.P. Morgan. Mr. Huysinga has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1997. Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and latterly a Japanese equity portfolio manager, after beginning his career at Lloyds Bank. Mr. Huysinga obtained a B.A. in economics and international studies from the University of Warwick. Mr. Huysinga is an Associate of the Institute of Investment Management and Research. Mr. Woort-Menker, who is a portfolio manager on the Global Equity team and the lead manager of the team's Value strategies, has been employed by J.P. Morgan since 1987. Gerd Woort-Menker, managing director, is a senior portfolio manager on the Global Investment Team. Mr. Woort-Menker currently manages international and global equity portfolios; he has also managed the International Value strategy since its inception. Mr. Woort-Menker began his career at VARTA in Hanover, where he was a financial comptroller. Mr. Woort-Menker obtained a business accounting degree from Muenster University and earned an M.A. in economics from Freiburg University. He is a CFA charterholder.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/JPMORGAN MIDCAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan MidCap Growth Fund is to seek capital growth over the long-term.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell MidCap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

For cash management or temporary defensive purposes, the Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

In managing the Fund, the Sub-Adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the Sub-Adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. The Sub-Adviser makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of the Sub-Adviser's research and portfolio management teams. Finally, a disciplined, systematic portfolio construction process is employed to minimize uncompensated risks relative to the benchmark.

The Sub-Adviser may sell a security for several reasons. The Sub-Adviser may sell a security due to a change in the company's fundamentals, a change in the original reason for purchase of an investment, or new investment opportunities with higher expected returns emerge to displace existing portfolio holdings with lower expected returns. Finally, the Sub-Adviser may also sell a security, that the Sub-Adviser no longer considers reasonably valued.

Investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

JPMorgan has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the periods prior reflect the results achieved by prior Sub-Advisers.

Effective December 3, 2007, the JNL/Putnam Midcap Growth Fund (the "Acquired Fund") was combined with the JNL/FI Mid-Cap Equity Fund as the surviving Fund (the "Surviving Fund"). In addition, the sub-adviser for the Surviving Fund was changed to J.P. Morgan Investment Management Inc. The performance shown is the Surviving Fund's historic performance and does not reflect the performance of the Acquired Fund or for J.P. Morgan Investment Management Inc.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -32.74% (1st quarter of 2001).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 15.53% (4th quarter of 2004) and its lowest quarterly return was -8.23% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------- ------------------ -------------------- ---------------------
                                                           1 year              5 year               10 year*
----------------------------------------------------- ------------------ -------------------- ---------------------
JNL/JPMorgan MidCap Growth Fund (Class A)                     %                  %                    %
Russell Midcap Growth Index                                   %                  %                    %
S&P MidCap 400 Index                                          %                  %                    %
----------------------------------------------------- ------------------ -------------------- ---------------------

* The Fund began operations on May 15, 1995. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to April 30, 2007, the Fund was managed by Fidelity Management & Research Company. Prior to December 3, 2007, the Fund was managed by Pyramis Global Advisors, LLC. The Russell Midcap Growth Index and the S&P MidCap 400 Index are broad-based, unmanaged indices.

Effective December 3, 2007, in conjunction with the Fund's sub-adviser change, the Fund replaced the S&P Midcap 400 Index with the Russell Midcap Growth Index as its benchmark. The Russell Midcap Growth Index more appropriately represents the mid cap growth segment of the U.S. equity universe.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------ --------------------- --------------------
                                                                                1 year           Life of Class*
------------------------------------------------------------------------ --------------------- --------------------
JNL/JPMorgan MidCap Growth Fund (Class B)                                        %                     %
Russell Midcap Growth Index                                                      %                     %
S&P MidCap 400 Index                                                             %                     %
------------------------------------------------------------------------ --------------------- --------------------

* The Class B shares of the Fund began operations on March 5, 2004. Prior to May 1, 2004, the Fund was managed by Janus Capital Management, LLC. Prior to April 30, 2007, the Fund was managed by Fidelity Management & Research Company. Prior to December 3, 2007, the Fund was managed by Pyramis Global Advisors, LLC. The Russell Midcap Growth Index and the S&P MidCap 400 Index are broad-based, unmanaged indices.

Effective December 3, 2007, in conjunction with the Fund's sub-adviser change, the Fund replaced the S&P Midcap 400 Index with the Russell Midcap Growth Index as its benchmark. The Russell Midcap Growth Index more appropriately represents the mid cap growth segment of the U.S. equity universe.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------ ---------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------ ---------------------------

------------------------------------------------------------------------------------ ---------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------ ---------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/JPMorgan MidCap Growth Fund is JPMorgan, with principal offices at 245 Park Avenue, New York, New York 10167. JPMorgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. JPMorgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2007, JPMorgan and its affiliates had approximately $1,193 billion in assets under management.

Christopher Jones, Managing Director, is a portfolio manager in the U.S. Equity Group. An employee since 1982, Chris heads the Growth & Small Cap Portfolios Group, which comprises mid, small, and micro cap products as well as life sciences and technology. He has had fund management and analytical responsibilities on the small cap team since 1986, and has served as the team's chief investment officer since 1993. Chris has also been managing the Luxembourg-domiciled JPMF America Micro Cap Fund since its 1988 inception. He holds an M.A. in history from Cambridge University and is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a CFA charterholder.

Timothy Parton, Managing Director, is a portfolio manager in the U.S. Equity Group. Since January 2001 he has been co-manager of the firm's mid cap growth strategy. Timothy's analytical focus is on technology, financial services, energy and transportation. An employee since 1986, he is co-portfolio manager of the UK-domiciled JPMF American Investment Trust, the Luxembourg domiciled JPMF America Small Cap Fund, and the U.S.-based JPMorgan Small Cap Growth Fund. He joined the firm as an analyst and trainee portfolio manager on the U.S. large cap institutional team in London. In 1990 he transferred to New York to specialize in small cap investments. Timothy obtained a B.Sc. in Economics and Accounting from the University of Bristol in England. He is a member of the New York Society of Security Analysts and the Association for Investment Management and Research. He is also a CFA charterholder and NASD Series 66 licensed.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND

INVESTMENT  OBJECTIVE.   The  investment  objective  of  the  JNL/JPMorgan  U.S.
Government & Quality Bond Fund is to obtain a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

     (i)  U.S. treasury obligations;

     (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;

     (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

     (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

     (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

     (vi) repurchase agreements collateralized by any of the foregoing; and

     (vii) other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.

The Sub-Adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the Sub-Adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    INTEREST RATE RISK
     o    MARKET RISK
     o    MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
     o    PREPAYMENT RISK
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as the Sub-Adviser for the Fund. Performance shown for the period prior to May 1, 2006 reflects the results achieved by the prior Sub-Adviser.

As of April 30, 2007, J.P. Morgan Investment Management Inc. replaced Western Asset Management Company as the Sub-Adviser for the Fund. Performance shown for the period prior to April 30, 2007 reflects the results achieved by the prior Sub-Advisers.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 6.54% (3rd quarter of 2002) and its lowest quarterly return was -2.47% (2nd quarter of 2004).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 4.07% (3rd quarter of 2006) and its lowest quarterly return was -2.39% (2nd quarter of 2004).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------- ----------------- --------------- ------------------
                                                                   1 year           5 year          10 year*
------------------------------------------------------------- ----------------- --------------- ------------------
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)           %              %                %
Citigroup Treasury Index                                             %              %                %
Lehman Brothers Government Bond Index                                %              %                %
------------------------------------------------------------- ----------------- --------------- ------------------

* The Fund began operations on May 15, 1995. The Citigroup Treasury Index is a broad-based, unmanaged index.

The Lehman Brothers Government Bond Index is unmanaged and is composed of the Treasury and Agency Bond Indices, the 1-3 year Government Index and the 20+ year Treasury Index.

Effective April 30, 2007, in conjunction with the Fund's sub-adviser change, the Fund replaced the Citigroup Treasury Index with the Lehman Brothers Government Bond Index as its benchmark.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------------------------- ------------------ -----------------
                                                                                   1 year         Life of Class*
----------------------------------------------------------------------------- ------------------ -----------------
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class B)                         %                  %
Citigroup Treasury Index                                                           %                  %
Lehman Brothers Government Bond Index                                              %                  %
----------------------------------------------------------------------------- ------------------ -----------------

* The Class B shares of the Fund began operations on March 5, 2004. The Citigroup Treasury Index is a broad-based, unmanaged index. The Lehman Brothers Government Bond Index is unmanaged and is composed of the Treasury and Agency Bond Indices, the 1-3 year Government Index and the 20+ year Treasury Index.

Effective April 30, 2007, in conjunction with the Fund's sub-adviser change, the Fund replaced the Citigroup Treasury Index with the Lehman Brothers Government Bond Index as its benchmark.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    DERIVATIVES RISK
     o    LEVERAGING RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/JPMorgan U.S. Government & Quality Bond Fund is J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 245 Park Avenue, New York, NY 10167. J.P. Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly held bank holding company and global financial services firm. J.P. Morgan manages assets for governments, corporations, endowments, foundations, and individuals worldwide. As of December 31, 2007, J.P. Morgan and its affiliates had approximately $1,193 billion in assets under management.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Michael Sais, Managing Director of J.P. Morgan. Mr. Sais is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMorgan Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996. Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market. Prior to this, he served as senior investment portfolio manager of Valley National Bank of Phoenix, where he was responsible for the management of the bank's $2.2 billion investment portfolio. Mr. Sais began his career with Citibank in San Juan, Puerto Rico, as an asset/liability manager and eurodollar trader. He obtained a B.S. and an M.B.A, both in finance, from Indiana University. Mr. Sais is also a CFA charterholder and member of The CFA Institute as well as the CFA Society of Columbus.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/LAZARD EMERGING MARKETS FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Emerging Markets Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.

Emerging market countries include all countries represented by the Morgan Stanley Capital International ("MSCI") Emerging Markets ("EM") Index. The Index includes, but is not limited to, the following countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The allocation of the Fund's assets among emerging market countries may shift from time to time based on the Sub-Adviser's judgment and its analysis of market conditions. However, the Fund is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and lending portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    MARKET RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 16.05% (4th quarter of 2006) and its lowest quarterly return was 2.55% (1st quarter of 2007).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 16.03% (4th quarter of 2006) and its lowest quarterly return was 2.64% (1st quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------ ----------------------- ------------------
                                                                                 1 year            Life of Fund*
------------------------------------------------------------------------ ----------------------- ------------------
JNL/Lazard Emerging Markets Fund (Class A)                                        %                     %
MSCI Emerging Markets Index                                                       %                     %
------------------------------------------------------------------------ ----------------------- ------------------

* The Fund began operations on May 1, 2006.
The MSCI Emerging Markets Index is a float-adjusted market capitalization index. As of May 2005, it consisted of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------ -------------------
                                                                                  1 year          Life of Class*
---------------------------------------------------------------------------- ------------------ -------------------
JNL/Lazard Emerging Markets Fund (Class B)                                          %                  %
MSCI Emerging Markets Index                                                         %                  %
---------------------------------------------------------------------------- ------------------ -------------------

* The Class B shares of the Fund began operations on May 1, 2006.
The MSCI Emerging Markets Index is a float-adjusted market capitalization index. As of May 2005, it consisted of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Operating Expenses                                                                          %
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[TO BE UPDATED BY AMENDMENT]


---------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                              CLASS A
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                             $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                           $
---------------------------------------------------------------------------------- ----------------------------

---------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                              CLASS B
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                             $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                           $
---------------------------------------------------------------------------------- ----------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. While the portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is a risk that these transactions may reduce returns or increase volatility.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    DERIVATIVES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Lazard Emerging Markets Fund is Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by John R. Reinsberg and James M. Donald. Mr. Reinsberg has been with Lazard since 1992 and has been associated with the Emerging Markets Equity strategy since its inception and is a Deputy Chairman of Lazard. Mr. Donald has been with Lazard since 1996 and is a Managing Director of Lazard.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/LAZARD MID CAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Mid Cap Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell MidCap Index and that the Sub-Adviser believes are undervalued. The Fund invests in 50-70 securities, with a market capitalization of between $1 billion and $10 billion, or in the Russell MidCap(R) Index at the time of purchase. The Russell MidCap(R) Index is composed of selected common stocks of medium-size U.S. companies. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities. In searching for undervalued medium capitalization stocks, the Sub-Adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The Sub-Adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell MidCap(R) Index. The Sub-Adviser may sell a security for any of the following reasons:

     o Its price rises to a level where it no longer reflects value (target valuation);

     o    The underlying investment assumptions are no longer valid;

     o    Company management changes their direction; or

     o    External  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:



     o    COUNTERPARTY AND SETTLEMENT RISK
     o    INVESTMENTS IN IPOS
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    NON-DIVERSIFICATION RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the period shown in the chart, the Fund's highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -18.41% (3rd quarter of 1998).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 12.99% (4th quarter of 2004) and its lowest quarterly return was -8.42% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------- ------------------- ------------------ ------------------
                                                                 1 year             5 year          Life of Fund*
---------------------------------------------------------- ------------------- ------------------ ------------------
JNL/Lazard Mid Cap Equity Fund (Class A)                            %                 %                  %
Russell MidCap(R) Index                                             %                 %                  %
---------------------------------------------------------- ------------------- ------------------ ------------------

* The Fund began operations on March 2, 1998. The Russell MidCap(R) Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------------------------- ------------------ ------------------
                                                                                   1 year         Life of Class*
----------------------------------------------------------------------------- ------------------ ------------------
JNL/Lazard Mid Cap Equity Fund (Class B)                                             %                  %
Russell MidCap(R) Index                                                              %                  %
----------------------------------------------------------------------------- ------------------ ------------------

* The Class B shares of the Fund began operations on March 5, 2004. The Russell MidCap(R) Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

*Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[TO BE UPDATED BY AMENDMENT]


---------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                              CLASS A
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                             $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                           $
---------------------------------------------------------------------------------- ----------------------------

---------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                              CLASS B
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                             $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                            $
---------------------------------------------------------------------------------- ----------------------------
---------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                           $
---------------------------------------------------------------------------------- ----------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    DERIVATIVES RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Lazard Mid Cap Equity Fund is Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Gary Buesser, Andrew Lacey and Robert A. Failla. Mr. Buesser has been with Lazard and has been associated with the Fund since April 2000. He is a Director and portfolio manager. Prior to joining Lazard, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers, and Kidder Peabody. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and Deputy Chairman of Lazard. Mr. Blake has been with Lazard since 1995. Mr. Blake is a Managing Director of Lazard. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003. Prior to joining the Firm, Robert was associated with AllianceBernstein.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

 JNL/M&G GLOBAL BASICS FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/M&G Global Basics Fund is to maximize long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to invest in companies operating in basic industries ("primary" and "secondary" industries) as further described below and also in companies that service these industries. The Fund may also invest in other global equities.

The Fund focuses on the "building blocks of the global economy". The Fund invests in companies that produce raw materials or turn them into products for consumers. Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy). The Sub-Adviser seeks to identify companies that exhibit the following qualities: strong competitive edge and sustainable market share (e.g. leadership in a niche market, natural barriers to entry, technological advantage); a proven business model; financial strength (eg strong balance sheet, good revenue growth); and attractive valuations. Detailed, qualitative research is used, and importance is placed upon face-to-face company meetings and visits. The visits are used to identify industry themes and trends as well as to assess the quality of the company and its management.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:



     o    CURRENCY RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                     NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS          NOT APPLICABLE
         DEFERRED SALES LOAD                                         NOT APPLICABLE
         REDEMPTION FEE                                              NOT APPLICABLE
         EXCHANGE FEE                                                NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------- ------------------- ---------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------- ------------------- ---------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------



--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/M&G Global Basics Fund is M&G Investment Management Limited ("MAGIM") located at Laurence Pountney Hill, London EC4R 0HH. MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.


Graham French, Global Fund Equity Manager, joined MAGIM in 1989 as a graduate from Durham University where he studied geography. He manages two global equity funds, including M&G's proprietary fund, the M&G Global Basics Fund, and also an M&G fund of funds. Mr. French was instrumental in the design and development of the investment strategy of M&G's proprietary Global Basics Fund and has managed the fund since its launch in November 2000.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/M&G GLOBAL LEADERS FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/M&G Global Leaders Fund is to maximize long-term total return (the combination of income and growth of capital).

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders). The Fund aims to achieve consistent returns in the global equity funds sector. The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis. The investment strategy of the Fund is to identify those stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges. Companies are identified by the Sub-Adviser using a comprehensive research process and the full range of equity expertise. The Sub-Adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CURRENCY RISK
     o    FOREIGN SECURITIES RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------



--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/M&G Global Leaders Fund is M&G Investment Management Limited ("MAGIM") located at Laurence Pountney Hill, London EC4R 0HH. MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.


Aled Smith joined MAGIM in December 2000 as a global equity fund manager. Before joining MAGIM, Mr. Smith worked at JP Morgan Asset Management for eight years, four of these as a specialist senior analyst for the media sector. Prior to joining JP Morgan, he was an actuarial consultant for Coopers & Lybrand from 1989 to 1992. Mr. Smith graduated from Lincoln College, Oxford University, in 1989 with a BA in mathematics. He is a CFA charterholder.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 10 x 10 Fund is capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by initially allocating in the following Funds:

     >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund*;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund*;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund*;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund*;
     >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund*; and
     >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund*.

* The Funds are referred to as the "Underlying Funds" and are also described in this Prospectus and in the prospectus of JNL Variable Fund LLC.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the six Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o    ACCOUNTING RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    INDEX INVESTING RISK
     o    INVESTMENT STRATEGY RISK
     o    LEVERAGING RISK
     o    LICENSE TERMINATION RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    PREPAYMENT RISK
     o    SMALL CAP INVESTING RISK
     o    TRADING COST AND REBALANCE RISK
     o    UNDERLYING FUNDS RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Mellon Capital Management 10 x 10 Fund (Class A)                              %                    %
Russell 3000 Index                                                                %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on April 30, 2007. The Russell 3000 Index is a broad-based, unmanaged index.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Mellon Capital Management 10 x 10 Fund (Class B)                             %                    %
Russell 3000 Index                                                               %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on April 30, 2007. The Russell 3000 Index is a broad-based, unmanaged index.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES * (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------


* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/Mellon Capital Management 10 x 10 Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM currently manages approximately $36 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Manager of Separate Account and Transfer Agent Operations at JNAM since August 2005 and has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.


Both Mr. Koors and Ms. Mouser review the allocations made to the Fund. Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.


The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Index 5 Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by initially allocating in the following Funds:

     >>   20% in the JNL/Mellon Capital Management S&P 500 Index Fund*;
     >>   20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund*;
     >>   20% in the JNL/Mellon Capital Management Small Cap Index Fund*;
     >>   20% in the JNL/Mellon  Capital Management  International  Index Fund*;
          and
     >>   20% in the JNL/Mellon Capital Management Bond Index Fund*.

* The Funds are referred to as the "Underlying Funds" and are also described in this Prospectus.

The Fund expects to rebalance its assets to the allocation weights specified above for each Underlying Fund every January. Between rebalance dates, when cash inflows and outflows require, the Fund purchases and sells shares of the five Underlying Funds according to the approximate current percentage relationship among the Underlying Funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    INDEX INVESTING RISK
     o    LEVERAGING RISK
     o    LICENSE TERMINATION RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    PREPAYMENT RISK
     o    SMALL CAP INVESTING RISK
     o    TRADING COST AND REBALANCE RISK
     o    UNDERLYING FUNDS RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Mellon Capital Management Index 5 Fund (Class A)                             %                     %
Russell 3000 Index                                                               %                     %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on April 30, 2007. The Russell 3000 Index is a broad-based, unmanaged index.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/Mellon Capital Management Index 5 Fund (Class B)                             %                     %
Russell 3000 Index                                                               %                     %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on April 30, 2007. The Russell 3000 Index is a broad-based, unmanaged index.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES * (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------


* Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the allocations to the Underlying Funds during the period ended December 31, 2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/Mellon Capital Management Index 5 Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM currently manages approximately $36 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Manager of Separate Account and Transfer Agent Operations at JNAM since August 2005 and has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.


Both Mr. Koors and Ms. Mouser review the allocations made to the Fund. Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.


The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Trust's Semi-Annual Report for the fiscal year ended June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management European 30 Fund is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

The 30 stocks are selected once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about October 1, 2008. The next Stock Selection Date will be on or about January 1, 2010 and subsequently the next Stock Selection Date will be on or about January 1 of each year thereafter. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund. The
Sub-Adviser may also trade for mergers if the original stock is not the surviving company.


As of October 31, 2008, the MSCI Europe Index consists of stocks from the following 16 developed markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The population of stocks is divided into the following country groupings:


     1.   United Kingdom
     2.   Austria, Germany, Netherlands, Switzerland
     3.   Denmark, Finland, Norway, Sweden
     4.   Belgium, France, Greece, Ireland, Italy, Portugal, Spain

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

     o The first screen evaluates the volatility of stocks in the population. The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days. The coefficient of variation is the standard deviation of a stock's price. Stocks with a lower coefficient of variation are considered less volatile. The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

     o The second screen evaluates the degree of efficiency of the company's asset management. The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity ("FROE") calculated as the analysts' (independent analysts' covering the stock) consensus estimate of each company's earnings for the next year divided by the company's equity. The 60 stocks with the highest FROE are selected from each country grouping.

     o The last screen ranks companies based on a valuation model. The Sub-Adviser allocates approximately equal amounts of the Fund's investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson ("EBO") valuation to price ratio. The number of stocks selected from each country grouping is based on the aggregate market capitalization of each country grouping relative to the total market capitalization on the Stock Selection Date. The final selections from each grouping are made from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Europe Index, will be removed from the universe of securities from which the Fund's stocks are selected.


Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    ACCOUNTING RISK
     o    CURRENCY RISK
     o    EUROPEAN INVESTING RISK
     o    FOREIGN SECURITIES RISK
     o    INDUSTRY CONCENTRATION RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    TRADING COST AND REBALANCE RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------



--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management European 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Pacific Rim 30 Fund is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

The 30 stocks are selected once annually on the Stock Selection Date. The initial Stock Selection Date will be on or about October 1, 2008. The next Stock Selection Date will be on or about January 1, 2010 and subsequently the next Stock Selection Date will be on or about January 1 of each year thereafter. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund. The
Sub-Adviser may also trade for mergers if the original stock is not the surviving company.


As of October 31, 2008, the MSCI Pacific Index consisted of the following 5 developed market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The population of stocks is divided into the following country groupings:


     1.   Japan
     2.   Australia, Hong Kong, New Zealand, and Singapore

The stocks are selected by applying the following analysis to each group on each Stock Selection Date:

     o The first screen evaluates the volatility of stocks in the population. The Sub-Adviser calculates the coefficient of variation of each stock for the prior 90 days. The coefficient of variation is the standard deviation of a stock's price. Stocks with a lower coefficient of variation are considered less volatile. The 90 stocks with the least volatility as measured by this screen are selected from each country grouping.

     o The second screen evaluates the degree of efficiency of the company's asset management. The Sub-Adviser ranks the remaining stocks based on forward-looking return on equity ("FROE") calculated as the analysts' (independent analysts covering the stocks) consensus estimate of each company's earnings for the next year divided by the company's equity. The 60 stocks with the highest FROE are selected from each country grouping.

     o The last screen ranks companies based on a valuation model. The Sub-Adviser allocates approximately equal amounts of the Fund's investments to the 30 common stocks with the best valuation based on the Edward Bell Ohlson ("EBO") valuation to price ratio. Fifteen stocks are selected from each country grouping on the Stock Selection Date from the highest rated stocks based on the EBO valuation to price ratio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

Companies, which as of the Stock Selection Date, MSCI has announced will be removed from the MSCI Pacific Index, will be removed from the universe of securities from which the Fund's stocks are selected.


Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o    ACCOUNTING RISK
     o    CURRENCY RISK
     o    FOREIGN SECURITIES RISK
     o    INDUSTRY CONCENTRATION RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    PACIFIC RIM INVESTING RISK
     o    TRADING COST AND REBALANCE RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]



--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------



--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Pacific Rim 30 Fund is Mellon Capital, located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the S&P 500 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund's ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    INDEX INVESTING RISK
     o    LEVERAGING RISK
     o    LICENSE TERMINATION RISK
     o    MARKET RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


Effective April 6, 2009, the Fund was combined with JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund (the "Acquired Fund") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 15.14% (2nd quarter of 2003) and its lowest quarterly return was -17.22% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 9.10% (4th quarter of 2004) and its lowest quarterly return was -3.44% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

--------------------------------------------------------------------- --------------- ---------------- -----------------
                                                                          1 year          5 year        Life of Fund*
--------------------------------------------------------------------- --------------- ---------------- -----------------
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)                  %                %                %
S&P 500 Index                                                               %                %                %
--------------------------------------------------------------------- --------------- ---------------- -----------------

* The Fund began operations on January 15, 2002.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------------------------- ------------------ ------------------
                                                                                   1 year         Life of Class*
----------------------------------------------------------------------------- ------------------ ------------------
JNL/Mellon Capital Management S&P 500 Index Fund (Class B)                           %                  %
S&P 500 Index                                                                        %                  %
----------------------------------------------------------------------------- ------------------ ------------------

* The Class B shares of the Fund began operations on March 5, 2004.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

*Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


[to be updated by amendment]


---------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                             CLASS A
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                            $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                           $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                          $
---------------------------------------------------------------------------------- ---------------------------

---------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                             CLASS B
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                            $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                           $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                           $
---------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                          $
---------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 500 INDEX. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its float adjusted market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P 400 MidCap Index Fund is to match the performance of the S&P MidCap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P MidCap 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the S&P MidCap 400 Index. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P MidCap 400 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P MidCap 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the S&P MidCap 400 Index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P MidCap 400 Index in proportion to the weighting in the S&P MidCap 400 Index. To the extent that the Fund seeks to replicate the S&P MidCap 400 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P MidCap 400 Index may be anticipated in both rising and falling markets. The Fund's ability to achieve significant correlation between the Fund and S&P MidCap 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P MidCap 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    INDEX INVESTING RISK
     o    LEVERAGING RISK
     o    LICENSE TERMINATION RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 17.40% (2nd quarter of 2003) and its lowest quarterly return was -16.67% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 12.08% (4th quarter of 2004) and its lowest quarterly return was -3.20% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------ ---------------- ---------------- ---------------
                                                                       1 year           5 year       Life of Fund*
------------------------------------------------------------------ ---------------- ---------------- ---------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)       %                %                %
S&P 400 MidCap Index                                                    %                %                %
------------------------------------------------------------------ ---------------- ---------------- ---------------

* The Fund began operations on January 15, 2002. The S&P MidCap 400 Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------------- ---------------- ------------------
                                                                                    1 year        Life of Class*
------------------------------------------------------------------------------- ---------------- ------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class B)                    %                %
S&P 400 MidCap Index                                                                 %                %
------------------------------------------------------------------------------- ---------------- ------------------

* The Class B shares of the Fund began operations on March 5, 2004. The S&P MidCap 400 Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                          %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                              0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                   %
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


[to be updated by amendment]


------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P MidCap 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P MidCap 400 Index is weighted by its float adjusted market capitalization (or the stock's price multiplied by the number of shares outstanding adjusted for float, as the S&P MidCap 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P MidCap 400 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Small Cap Index Fund is to match the performance of the Russell 2000(R) Index(1). The capitalization range for the Russell 2000 Index is currently approximately $25 million at the bottom of the range and $4.8 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund's performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    INDEX INVESTING RISK
     o    LEVERAGING RISK
     o    LICENSE TERMINATION RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    SMALL CAP INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


Effective April 6, 2009, the Fund was combined with JNL/Lazard Small Cap Equity Fund (the "Acquired Fund") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 22.99% (2nd quarter of 2003) and its lowest quarterly return was -21.41% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 13.93% (1st quarter of 2006) and its lowest quarterly return was -5.38% (1st quarter of 2005).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

-------------------------------------------------------------- ------------------ ----------------- ----------------
                                                                    1 year             5 year        Life of Fund*
-------------------------------------------------------------- ------------------ ----------------- ----------------
JNL/Mellon Capital Management Small Cap Index Fund (Class A)          %                 %                 %
Russell 2000 Index                                                    %                 %                 %
-------------------------------------------------------------- ------------------ ----------------- ----------------

* The Fund began operations on January 15, 2002. The Russell 2000 Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------- ------------------
                                                                                   1 year         Life of Class*
---------------------------------------------------------------------------- ------------------- ------------------
JNL/Mellon Capital Management Small Cap Index Fund (Class B)                        %                   %
Russell 2000 Index                                                                  %                   %
---------------------------------------------------------------------------- ------------------- ------------------

* The Class B shares of the Fund began operations on March 5, 2004. The Russell 2000 Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses*                                                                                         %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


[to be updated by amendment]


------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. RUSSELL 2000 INDEX. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index. The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 Index is weighted by its float adjusted market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

The inclusion of a security in the Russell 2000 Index in no way implies that the Frank Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International ("MSCI") Europe Australasia Far East ("EAFE") Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R) (1) Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    INDEX INVESTING RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 18.84% (2nd quarter of 2003) and its lowest quarterly return was -19.96% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 15.19% (4th quarter of 2004) and its lowest quarterly return was -2.34% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

-------------------------------------------------------------- ------------------ ---------------- -----------------
                                                                    1 year            5 year        Life of Fund*
-------------------------------------------------------------- ------------------ ---------------- -----------------
JNL/Mellon Capital Management International Index Fund (Class A)     %                 %                %
MSCI EAFE Index                                                      %                 %                %
-------------------------------------------------------------- ------------------ ---------------- -----------------

* The Fund began operations on January 15, 2002. The MSCI EAFE Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------------------------- ------------------ -------------------
                                                                                   1 year          Life of Class*
----------------------------------------------------------------------------- ------------------ -------------------
JNL/Mellon Capital Management International Index Fund (Class B)                     %                  %
MSCI EAFE Index                                                                      %                  %
----------------------------------------------------------------------------- ------------------ -------------------

* The Class B shares of the Fund began operations on March 5, 2004. The MSCI EAFE Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


[to be updated by amendment]

-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                              $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                             $
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $
-------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE MSCI EAFE INDEX. The MSCI EAFE Index is comprised of common stocks including, but not limited to, the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the MSCI EAFE Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Index in no way implies that Morgan Stanley Capital International, Inc. believes the stock to be an attractive investment, nor is Morgan Stanley Capital International, Inc. in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund's portfolio are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund  invests  under  normal  circumstances  at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Bond Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, the Sub-Adviser utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund's Sub-Adviser selects a basket of securities in order to match the important risk characteristics of the Lehman Brothers Aggregate Bond Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

The Fund can invest in a number of different kinds of "derivative" instruments to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    DERIVATIVES RISK
     o    INDEX INVESTING RISK
     o    INTEREST RATE RISK
     o    MARKET RISK
     o    PREPAYMENT RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 4.79% (3rd quarter of 2002) and its lowest quarterly return was -2.61% (2nd quarter of 2004).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 3.68% (3rd quarter of 2006) and its lowest quarterly return was -2.51% (2nd quarter of 2004).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------- --------------------- ---------------- -----------------
                                                                   1 year             5 year        Life of Fund*
----------------------------------------------------------- --------------------- ---------------- -----------------
JNL/Mellon Capital Management Bond Index Fund (Class A)              %                   %                %
Lehman Brothers Aggregate Bond Index                                 %                   %                %
----------------------------------------------------------- --------------------- ---------------- -----------------

* The Fund began operations on January 15, 2002.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------------ ------------------ ------------------
                                                                                    1 year         Life of Class*
------------------------------------------------------------------------------ ------------------ ------------------
JNL/Mellon Capital Management Bond Index Fund (Class B)                              %                   %
Lehman Brothers Aggregate Bond Index                                                 %                   %
------------------------------------------------------------------------------ ------------------ ------------------

* The Class B shares of the Fund began operations on March 5, 2004. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:


[to be updated by amendment]


------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    LEVERAGING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

David C. Kwan has been a Managing Director of Mellon Capital Management Corporation since 2000. He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996. Mr. Kwan has direct oversight responsibility for all U.S. and international fixed income portfolios, and the management of the Global Opportunity Strategy. Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm's Enhanced Asset Allocation Fund. He received his M.B.A. degree from University of California at Berkeley in 1990.

Lowell Bennett has been a Director of Mellon Capital Management Corporation since 2000. Mr. Bennett joined Mellon Capital in 1997 as a Vice President and fixed income strategist. He is responsible for the development and implementation of fixed income strategies of the company. Prior to joining Mellon Capital, he was a fixed income strategist at Merrill Lynch. He received his M.B.A. degree from Stanford University in 1987. Mr. Bennett has 19 years of finance and investment experience.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/OPPENHEIMER GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     o Stocks of small-, medium- and large-cap growth oriented companies worldwide.

     o    Companies   that  stand  to  benefit  from  global  growth  trends  at attractive valuations.

     o Businesses with strong competitive positions and high demand for their products or services.

     o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

The Fund can invest in a number of different kinds of "derivative" instruments to seek increased returns or to try to hedge investment risks. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    CYCLICAL OPPORTUNITIES RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKET RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    INDUSTRY CONCENTRATION RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    SMALL CAP INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the period shown in the chart, the Fund's highest quarterly return was 20.48% (2nd quarter of 2003) and its lowest quarterly return was -18.48% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 15.82% (4th quarter of 2004) and its lowest quarterly return was -4.12% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------- --------------------------------------------------------------
JNL/Oppenheimer Global Growth Fund (Class A)                       %                   %                 %
MSCI World Index                                                   %                   %                 %
----------------------------------------------------------- ------------------- ----------------- -----------------

* The Fund began operations on April 30, 2001. The MSCI World Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------- -------------------- --------------------
                                                                                1 year           Life of Class*
------------------------------------------------------------------------- -------------------- --------------------
JNL/Oppenheimer Global Growth Fund (Class B)                                     %                    %
MSCI World Index                                                                 %                    %
------------------------------------------------------------------------- -------------------- --------------------

* The Class B shares of the Fund began operations on March 5, 2004. The MSCI World Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     o Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide;

     o    Companies that stand to benefit from global growth trends;

     o Businesses with strong competitive positions and high demand for their products or services; and/or

     o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. ("Oppenheimer"), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

The portfolio manager of the Fund is Rajeev Bhaman, Senior Vice President of Oppenheimer. He is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Bhaman has been a manager of the Fund since August 2004 and a Portfolio Manager at Oppenheimer since January 1997. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales. Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium. He has earned the right to use the Chartered Financial Analyst designation.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/PAM ASIA EX-JAPAN FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PAM Asia ex-Japan Fund is long-term total return.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. The Asia ex-Japan region includes, but is not limited to, the following countries:
Korea; Taiwan; Hong Kong; Philippines; Thailand; Malaysia; Singapore; Indonesia; People's Republic of China; India; Pakistan and Vietnam. The Fund may also invest in depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser's research, while underweighting or avoiding those that appear relatively overvalued.


The Fund can invest in a number of different kinds of "derivative" instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:


     o    ASIA EX-JAPAN CONCENTRATION RISK
     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    INVESTMENTS IN IPOS
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/PAM Asia ex-Japan Fund (Class A)                                             %                     %
MSCI Far East ex-Japan Index                                                     %                     %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on December 3, 2007.
The MSCI Far East ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the Far East, excluding Japan.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/PAM Asia ex-Japan Fund (Class B)                                             %                     %
MSCI Far East ex-Japan Index                                                     %                     %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on December 3, 2007.
The MSCI Far East ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the Far East, excluding Japan.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                              NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses**                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses**                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* The management/administrative fee has been restated to reflect that effective July 1, 2008, the fee was reduced to the level shown in the table above.

** Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]



------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------



------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser for the JNL/PAM Asia ex-Japan Fund is Prudential Asset Management (Singapore) Limited ("PAM Singapore"), located at 30 Cecil Street, #20 - 21 Prudential Tower, Singapore 049712. PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc (the "Group"), a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.


Kannan Venkataramani is a Regional Portfolio Manager at PAM Singapore and manages a wide range of regional products for retail and institutional clients. Kannan joined PAM Singapore in February 2007. Kannan joined the Hong Kong affiliate of PAM Singapore in 2002, where he covered India, Indonesia, the Philippines and Taiwan and also managed several country-focused and regional portfolios. Prior to joining the Hong Kong affiliate of PAM Singapore, Kannan was a Portfolio Manager at the Group's asset management joint venture in India, focusing on the Indian equities market. Kannan has over 13 years of investment experience. Kannan has a MBA (post graduate Diploma in Management) from the prestigious Indian Institute of Management, Ahmedabad, India and a degree in Electronic and Communication Engineering from Anna University India. He is also a Chartered Financial Analyst (CFA) Charterholder. Kannan has been the portfolio manager since the Fund's inception.


The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Trust's Annual Report for the fiscal year ended December 31, 2007.

JNL/PAM CHINA-INDIA FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PAM China-India Fund is long-term total return.


PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region. In choosing stocks, the Fund emphasizes those that are ranked as relatively undervalued according to the Sub-Adviser's research, while underweighting or avoiding those that appear relatively overvalued.


The investments of the Fund include, but are not limited to, listed securities in the regulated market, which operates regularly and is recognized, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)), debt securities convertible into common shares, preference shares, warrants and initial public offerings.

The Fund can invest in a number of different kinds of "derivative" instruments to seek increased returns, or for efficient portfolio management or for hedging purposes. It does not do so currently to a significant degree. In general terms, a derivative instrument is one where value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivatives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:


     o    CHINA AND INDIA COUNTRY SPECIFIC RISKS
     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    INVESTMENTS IN IPOS
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/PAM China-India Fund (Class A)                                                %                    %
MSCI China Index                                                                  %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on December 3, 2007.
The MSCI China Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of China and India.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/PAM China-India Fund (Class B)                                               %                    %
MSCI China Index                                                                 %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on December 3, 2007.
The MSCI China Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of China and India.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                              NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses**                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses**                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* The management/administrative fee has been restated to reflect that effective July 1, 2008, the fee was reduced to the level in the table above.

** Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]



------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------



------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------- --------------------------



ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser for the JNL/PAM China-India Fund is Prudential Asset Management (Singapore) Limited ("PAM Singapore"), located at 30 Cecil Street, #20 - 21 Prudential Tower, Singapore 049712. PAM Singapore is an affiliate of the investment adviser to the Trust and is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

DR Rao has been an Investment Director at PAM Singapore since February 2007 and specializes in Indian equities. In June 2005, Mr. Rao joined the Hong Kong affiliate of PAM Singapore as Portfolio Manager. From August 2002 until June 2005, he was at the Abu Dhabi Investment Authority as an Analyst from August 2002 through June 2003 and as a Senior Analyst from June 2003 through June 2005, managing an Indian equities portfolio. He has over 11 years of investment experience. Mr. Rao holds a Post Graduate Diploma in Management (MBA equivalent) from the Indian Institute of Management, Calcutta, India and graduated from Osmania University, Hyderabad, India with a Bachelor of Electrical Engineering degree. He is also a Chartered Financial Analyst (CFA) Charterholder. Mr. Rao has been the portfolio manager since the inception of the Fund.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Trust's Annual Report for the fiscal year ended December 31, 2007.

JNL/PIMCO REAL RETURN FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Real Return Fund is to seek maximum real return, consistent with preservation of real capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks its investment objective by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Normally, the Fund focuses on investment in or exposure to inflation-indexed bonds such as Treasury Inflation Protection Securities ("TIPS") which are issued by the U.S. government. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS Index, which as of December 31, 2007 was 6.26 years. For these purposes, in calculating the Fund's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund's total assets. The Fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The Fund may invest all of its assets in derivative instruments, such as futures, options, forward contracts or swap agreements, or in mortgage or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Consistent with the Fund's investment policies, the Fund may invest in "Fixed Income Instruments", which as used by this Fund include:

     o Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
     o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
     o    Mortgage-backed and other asset-backed securities;
     o    Inflation-indexed bonds issued both by governments and corporations;
     o Structured notes, including hybrid or "indexed" securities, and event-linked bonds:
     o    Loan participations and assignments;
     o    Delayed funding loans and revolving credit facilities;
     o Bank certificates of deposit, fixed time deposits and bankers' acceptances;
     o    Repurchase agreements and reverse repurchase agreements;
     o Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
     o Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
     o    Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKET RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    INTEREST RATE RISK
     o    ISSUER RISK
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
     o    NON-DIVERSIFICATION RISK
     o    PORTFOLIO TURNOVER
     o    PREPAYMENT RISK
     o    SHORT SALES RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/PIMCO Real Return Fund (Class A)                                              %                    %
Lehman Brothers U.S. TIPS Index                                                   %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007.
The Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/PIMCO Real Return Fund (Class B)                                              %                    %
Lehman Brothers U.S. TIPS Index                                                   %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on January 16, 2007.
The Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PIMCO Real Return Fund is Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz SE is the indirect owner of AGI LP. Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2007, PIMCO had assets under management of $746.3 billion.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk. Since November 2007, Mr. Worah has been primarily responsible for the day-to-day management of the Fund. He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing. Previously Mr. Worah was a post-doctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. He has a Ph.D. in theoretical physics from the University of Chicago and is the author of numerous scientific papers.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY INQUIRIES AND PENDING LITIGATION

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series during specified periods, or as derivative actions.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in "market timing" and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted a motion to dismiss claims asserted against it in a consolidated amended complaint. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007 the U.S. District Court for the District of Connecticut granted defendants' motion to dismiss the consolidated amended complaint in the revenue sharing action. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

In April 2006, certain funds were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.'s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders--including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO's or AGID's ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material. For more information please call 1-800-766-4683.

JNL/PIMCO TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of December 31, 2007 was 4.41 years.

The Fund may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund's total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Consistent with the Fund's investment policies, the Fund may invest in "Fixed Income Instruments", which as used in this prospectus includes:

     o Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
     o Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
     o    Mortgage-backed and other asset-backed securities;
     o    Inflation-indexed bonds issued both by governments and corporations;
     o    Structured   notes,   including   hybrid  or   "indexed"   securities,
          event-linked bonds;
     o    Loan participations and assignments;
     o    Delayed funding loans and revolving credit facilities;
     o Bank certificates of deposit, fixed time deposits and bankers' acceptances;
     o    Repurchase agreements and reverse repurchase agreements;
     o Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
     o Obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
     o    Obligations of international agencies or supranational entities.

The Fund may invest in derivatives based on Fixed Income Instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKET RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    INTEREST RATE RISK
     o    ISSUER RISK
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
     o    PORTFOLIO TURNOVER
     o    PREPAYMENT RISK
     o    SHORT SALES RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the period shown in the chart, the Fund's highest quarterly return was 6.14% (3rd quarter of 2001) and its lowest quarterly return was -2.32% (2nd quarter of 2004).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 4.49% (3rd quarter of 2007) and its lowest quarterly return was -2.24% (2nd quarter of 2004).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------- ---------------------- ---------------- -----------------
                                                                   1 year              5 year        Life of Fund*
----------------------------------------------------------- ---------------------- ---------------- -----------------
JNL/PIMCO Total Return Bond Fund (Class A)                          %                   %                %
Lehman Brothers Aggregate Bond Index                                %                   %                %
----------------------------------------------------------- ---------------------- ---------------- -----------------

* The Fund began operations on March 2, 1998.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------------- ---------------- -----------------
                                                                                    1 year        Life of Class*
------------------------------------------------------------------------------- ---------------- -----------------
JNL/PIMCO Total Return Bond Fund (Class B)                                           %                %
Lehman Brothers Aggregate Bond Index                                                 %                %
------------------------------------------------------------------------------- ---------------- -----------------

* The Class B shares of the Fund began operations on March 5, 2004. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the Sub-Adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz SE is the indirect owner of AGI LP. Allianz SE is an European-based, multinational insurance and financial services holding company. As of December 31, 2007, PIMCO had assets under management of $746.3 billion.

William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Gross has over thirty years of investment experience and is the author of BILL GROSS ON INVESTING. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.


REGULATORY INQUIRIES AND PENDING LITIGATION

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series during specified periods, or as derivative actions.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in "market timing" and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted a motion to dismiss claims asserted against it in a consolidated amended complaint. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007 the U.S. District Court for the District of Connecticut granted defendants' motion to dismiss the consolidated amended complaint in the revenue sharing action. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint (and any consolidated complaint filed hereafter) is without merit and intends to vigorously defend itself.

In April 2006, certain funds were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.'s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders--including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO's or AGID's ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material. For more information please call 1-800-766-4683.

JNL/PPM AMERICA CORE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Core Equity Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

In managing the Fund, the Sub-Adviser employs a "core value" strategy whereby, under normal market conditions, approximately 60% of the account is managed with an active bottom-up "value" style and the balance of the portfolio is managed in a benchmark-aware "completion" style. In connection with the value component, the Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels. The completion component consists of approximately 40% of the account and both quantitative and qualitative methods are used in stock selection to facilitate both the benchmark aware style and the active overlay. The Sub-Adviser employs a risk modeling system in managing the benchmark aware and quantitative element of the portfolio, and analyzes the stocks in the portfolio and weights them relative to the weightings of the benchmark based on their valuations and fundamentals.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

PPM America, Inc. ("PPM") has been serving as the Sub-Adviser to this Fund since December 3, 2007. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -20.21% (1st quarter of 2001).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 11.72% (4th quarter of 2004) and its lowest quarterly return was -8.74% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------- ------------------ ------------------ -----------------
                                                                1 year             5 year            10 year*
---------------------------------------------------------- ------------------ ------------------ -----------------
JNL/PPM America Core Equity Fund (Class A)                       %                  %                 %
S&P 500 Index                                                    %                  %                 %
---------------------------------------------------------- ------------------ ------------------ -----------------

* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc. From May 1, 1997 to December 3, 2007, the Fund was managed by Putnam Investment Management, Inc. The S&P 500
Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

----------------------------------------------------------------------------- ------------------ -----------------
                                                                                   1 year         Life of Class*
----------------------------------------------------------------------------- ------------------ -----------------
JNL/PPM America Core Equity Fund (Class B)                                         %                  %
S&P 500 Index                                                                      %                  %
----------------------------------------------------------------------------- ------------------ -----------------

* The Class B shares of the Fund began operations on March 5, 2004. From March 5, 2004 to December 3, 2007, the Fund was managed by Putnam Investment Management, Inc. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE UPDATED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

* The management/administrative fee has been restated to reflect that effective December 3, 2007, the fee was reduced to the level shown in the table above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest any amount or proportion of its assets in any class or type of security believed by the Sub-Adviser to offer potential for capital appreciation over both the intermediate and long-term.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Core Equity Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, currently manages over $72.6 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.


PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $7.9 billion in assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.


Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982. Mr. Brody has been the portfolio manager since December 3, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM's Equity products. Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago's trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since December 3, 2007.

Alford E. Zick is a Senior Managing Director and Portfolio Manager of PPM's Equity Group. Mr. Zick has over thirty-one years of investment management experience. Prior to joining PPM in 1999, Mr. Zick was a Principal and Co-Portfolio Manager of Morgan Stanley Asset Management's large cap value product. Previously, he was the Director of Investment Relations at Chicago Pacific Corporation and before that, Mr. Zick was the Director of Pension and Benefit Assets at Staley Continental, Inc. He holds a BS in Accounting from the University of Illinois. Mr. Zick has been the portfolio manager since December 3, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group. Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting
(MAC) from the University of North Carolina at Chapel Hill. He earned his MBA from Cornell University in 1997. Mr. Moran is a Certified Public Accountant. He completed the Chartered Financial Analyst program in 2001. Mr. Moran has been the portfolio manager since December 3, 2007.


Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.


The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/PPM AMERICA HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments. For purpose of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, including credit default swaps. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum.

In light of the risks associated with such securities, the Sub-Adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. With respect to derivative instruments, the Sub-Adviser also takes into consideration the credit-worthiness of the counterparty to the transaction. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The Sub-Adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the Sub-Adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objectives may be more dependent on the Sub-Adviser's credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund's secondary objective of capital appreciation, the Sub-Adviser looks for those companies that the Sub-Adviser believes have the highest potential for improving credit fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:



     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKET RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    INTEREST RATE RISK
     o    LEVERAGING RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    PREPAYMENT RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

As of April 30, 2007, PPM America, Inc. replaced Western Asset Management Company as the Sub-Adviser for the Fund. Performance shown for the period prior to April 30, 2007 reflects the results achieved by the prior Sub-Advisers.

Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond Fund was combined with JNL/PPM America High Yield Bond Fund, with the JNL/Salomon Brothers High Yield Fund as the surviving Fund.

As of May 1, 2006, Western Asset Management Company replaced Salomon Brothers Asset Management Inc. as the Sub-Adviser for the Fund. Performance shown for the period prior to May 1, 2006 reflects the results achieved by the prior Sub-Adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the period shown in the chart, the Fund's highest quarterly return was 8.83% (2nd quarter of 2003) and its lowest quarterly return was -3.60% (3rd quarter of 2001).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 4.30% (4th quarter of 2006) and its lowest quarterly return was -2.67% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------- ----------------- ------------------ ------------------
                                                                   1 year            5 year          Life of Fund*
------------------------------------------------------------- ----------------- ------------------ ------------------
JNL/PPM America High Yield Bond Fund (Class A)                       %                %                   %
Citigroup High Yield Index                                           %                %                   %
Merrill Lynch High Yield Master II Index                             %                %                   %
Merrill Lynch High Yield Master II Constrained Index                 %                %                   %
------------------------------------------------------------- ----------------- ------------------ ------------------

* The Fund began operations on March 2, 1998. The Citigroup High Yield Index is a broad-based, unmanaged index.
The Merrill Lynch High Yield Master II Index is a broad-based, unmanaged index of fixed rate, non-investment-grade debt securities which are U.S. dollar denominated, nonconvertible, having at least one year remaining to maturity and an outstanding par amount of at least $100 million. The Merrill Lynch High Yield Master II Constrained Index is a subset of the Merrill Lynch High Yield Master II Index, and bonds are capitalization weighted and total allocations per issuer are capped at 2%.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------------- --------------- ------------------
                                                                                       1 year       Life of Class*
---------------------------------------------------------------------------------- --------------- ------------------
JNL/PPM America High Yield Bond Fund (Class B)                                            %               %
Citigroup High Yield Index                                                                %               %
Merrill Lynch High Yield Master II Index                                                  %               %
Merrill Lynch High Yield Master II Constrained Index                                      %               %
---------------------------------------------------------------------------------- --------------- ------------------

* The Class B shares of the Fund began operations on March 5, 2004. The Citigroup High Yield Index is a broad-based, unmanaged index.
The Merrill Lynch High Yield Master II Index is a broad-based, unmanaged index of fixed rate, non-investment-grade debt securities which are U.S. dollar denominated, nonconvertible, having at least one year remaining to maturity and an outstanding par amount of at least $100 million. The Merrill Lynch High Yield Master II Constrained Index is a subset of the Merrill Lynch High Yield Master II Index, and bonds are capitalization weighted and total allocations per issuer are capped at 2%.

Effective April 30, 2007, in conjunction with the Fund's sub-adviser change, the Fund replaced Citigroup High Yield Index with the Merrill Lynch High Yield Master II Constrained Index. The Merrill Lynch High Yield Master II Constrained Index limits individual issuer exposure to 2% of the index, while the Citigroup High Yield Index does not incorporate any such issuer exposure limits. The Fund is managed in a fashion that is more closely aligned with the Merrill Lynch High Yield Master II Constrained Index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses**                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses**                                                                      %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

* The management/administrative fee has been restated to reflect that effective April 30, 2007, the fee was reduced to the level shown in the table above. ** Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[TO BE UPDATED BY AMENDMENT]


------------------------------------------------------------------------------------------ ----------------------
EXPENSE EXAMPLE                                                                                   CLASS A
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
1 Year                                                                                               $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
3 Years                                                                                              $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
5 Years                                                                                              $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
10 Years                                                                                             $
------------------------------------------------------------------------------------------ ----------------------

------------------------------------------------------------------------------------------ ----------------------
EXPENSE EXAMPLE                                                                                   CLASS B
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
1 Year                                                                                                $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
3 Years                                                                                               $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
5 Years                                                                                               $
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
10 Years                                                                                              $
------------------------------------------------------------------------------------------ ----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

ZERO-COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

LOANS, EQUIPMENT LEASES, TRUST CERTIFICATES AND LIMITED PARTNERSHIP INTERESTS. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

EQUITY SECURITIES. The Fund may also invest up to 20% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

PORTFOLIO MATURITY. The Sub-Adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest. The Sub-Adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 6 to 12 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America High Yield Bond Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, currently manages over $72.6 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.


Anthony Balestrieri, Senior Managing Director and Scott B. Richards, Senior Managing Director, manage the assets of the Fund. Mr. Balestrieri and Mr. Richards review portfolio holdings, discuss purchase and sale activity, and adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives. As of September 30, 2008, PPM's Public Fixed Income Group managed approximately $39.5 billion in assets, including approximately $5.3 in high yield bond assets for various institutional clients based in the U.S. and abroad. Mr. Balestrieri and Mr. Richards share the ultimate decision making responsibility for the portfolio determinations.

Anthony Balestrieri is a Senior Managing Director and Portfolio Manager of PPM, and is responsible for managing or supervising over $19 billion in public investment grade, high yield, securitized and other fixed income investments. Mr. Balestrieri has over twenty years of investment industry experience. From May 1998 until to joining PPM in June 2003, Mr. Balestrieri was Director of Fixed Income at Merrill Lynch Investment Managers, where he was responsible for the oversight of $16 billion in institutional fixed income assets. Prior to May 1998, Mr. Balestrieri was a Senior Vice President at Mitchell Hutchins Asset Management responsible for the Short-Term Strategies Group. Mr. Balestrieri earned a B.A. in Economics and Business/Government and Law from Lafayette College. Mr. Balestrieri has been the portfolio manager since April 30, 2007.

Scott B. Richards is a Senior Managing Director and Portfolio Manager, and is responsible for managing over $2.5 billion in high yield assets for PPM clients. Mr. Richards has over twenty-five years of investment experience, and joined PPM in June 2008. Prior to joining PPM, Mr. Richards was Senior High Yield Portfolio Manager responsible for all global below investment grade securities for State Street Global Advisers. Prior to joining State Street Global Advisers in October 2006, Mr. Richards was a senior portfolio manager and co-head of high yield at MFS Investment Management and, prior to 2004, Mr. Richards was head of the high yield group at Liberty Funds, a portfolio manager at State Street Research, and an analyst and director of high yield research at Wellington Management Company. Mr. Richards earned a B.A. in Applied Economics from Cornell University and a M.B.A. from the Amos Tuck School at Dartmouth, and is a Chartered Financial Analyst. The SAI provides additional information about each portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/PPM AMERICA MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Mid Cap Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell MidCap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell MidCap Index is currently between $1.297 billion and $21.722 billion. Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Mid Cap Value Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, currently manages over $72.6 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.


PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $7.9 billion in assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.


Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982. Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM's Equity products. Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago's trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Alford E. Zick is a Senior Managing Director and Portfolio Manager of PPM's Equity Group. Mr. Zick has over thirty-one years of investment management experience. Prior to joining PPM in 1999, Mr. Zick was a Principal and Co-Portfolio Manager of Morgan Stanley Asset Management's large cap value product. Previously, he was the Director of Investment Relations at Chicago Pacific Corporation and before that, Mr. Zick was the Director of Pension and Benefit Assets at Staley Continental, Inc. He holds a BS in Accounting from the University of Illinois. Mr. Zick has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group. Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting
(MAC) from the University of North Carolina at Chapel Hill. He earned his MBA from Cornell University in 1997. Mr. Moran is a Certified Public Accountant. He completed the Chartered Financial Analyst program in 2001. Mr. Moran has been the portfolio manager since the inception of the Fund.


Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.


The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/PPM AMERICA SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Small Cap Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the S&P Small Cap 600 Index is currently between $0.082 billion and $4 billion. Equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are under priced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser generally relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:



     o    CONVERTIBLE SECURITIES RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    SMALL CAP INVESTING RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Small Cap Value Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, currently manages over $72.6 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.


PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $7.9 billion in assets, including approximately $170 million in small cap value assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.


Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982. Mr. Brody has been the portfolio manager since the inception of the Fund.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM's Equity products. Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago's trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since the inception of the Fund.

Alford E. Zick is a Senior Managing Director and Portfolio Manager of PPM's Equity Group. Mr. Zick has over thirty-one years of investment management experience. Prior to joining PPM in 1999, Mr. Zick was a Principal and Co-Portfolio Manager of Morgan Stanley Asset Management's large cap value product. Previously, he was the Director of Investment Relations at Chicago Pacific Corporation and before that, Mr. Zick was the Director of Pension and Benefit Assets at Staley Continental, Inc. He holds a BS in Accounting from the University of Illinois. Mr. Zick has been the portfolio manager since the inception of the Fund.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group. Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting
(MAC) from the University of North Carolina at Chapel Hill. He earned his MBA from Cornell University in 1997. Mr. Moran is a Certified Public Accountant. He completed the Chartered Financial Analyst program in 2001. Mr. Moran has been the portfolio manager since the inception of the Fund.


Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.


The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/PPM AMERICA VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PPM America Value Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants.

The Sub-Adviser typically selects companies whose stocks are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the Sub-Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, if unrated, are determined by the Sub-Adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    MARKET RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of January 16, 2007, PPM America, Inc. replaced Putnam Investment Management, LLC as the Sub-Adviser for the Fund. Performance shown for the period from May 1, 1997 to January 16, 2007 reflects the results achieved by the prior Sub-Adviser.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 17.37% (2nd quarter of 2003) and its lowest quarterly return was -17.36% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 8.92% (4th quarter of 2004) and its lowest quarterly return was -10.29% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------- ------------------- -------------------- --------------------
                                                              1 year              5 year              10 year*
------------------------------------------------------- ------------------- -------------------- --------------------
JNL/PPM America Value Equity Fund (Class A)                    %                   %                    %
S&P 500 Index                                                  %                   %                    %
S&P500/Citigroup Value Index                                   %                   %                    %
------------------------------------------------------- ------------------- -------------------- --------------------

* The Fund began operations on May 15, 1995. As of January 16, 2007, PPM America, Inc., replaced Putnam Investment Management, LLC as Sub-Adviser for the Fund. Performance shown for the period from May 1, 1997 to January 16, 2007 reflects the results achieved by the prior Sub-Adviser. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The S&P500/Citigroup Value Index is an unmanaged, capitalization-weighted index composed of stocks of the S&P 500 with low price-to-book ratio relative to the S&P 500 as a whole.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------- --------------------
                                                                                   1 year          Life of Class*
---------------------------------------------------------------------------- ------------------- --------------------
JNL/PPM America Value Equity Fund (Class B)                                         %                   %
S&P 500 Index                                                                       %                   %
S&P500/Citigroup Value Index                                                        %                   %
---------------------------------------------------------------------------- ------------------- --------------------

* The Class B shares of the Fund began operations on March 5, 2004. As of January 16, 2007, PPM America, Inc., replaced Putnam Investment Management, LLC as Sub-Adviser for the Fund. Performance shown for the period from March 5, 2004 to January 16, 2007 reflects the results achieved by the prior Sub-Adviser. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The S&P500/Citigroup Value Index is an unmanaged, capitalization-weighted index composed of stocks of the S&P 500 with low price-to-book ratio relative to the S&P 500 as a whole.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS A
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.20%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Fee                                                                                               0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
----------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- ------------------------

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/PPM America Value Equity Fund is PPM America, Inc. ("PPM"), located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, currently manages over $72.6 billion in assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.


PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. The Public Equity Group, led since its inception in 1992 by Richard Brody, Executive Vice President and Head of Equity Management, currently manages approximately $7.9 billion in assets for various institutional clients based in the U.S. and abroad. Mr. Brody, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.


Richard S. Brody, CFA, is an Executive Vice President and Head of Equity Management of PPM. Mr. Brody has over twenty-seven years of investment industry experience. Prior to joining PPM in 1992, Mr. Brody was a senior member of the investment team at the Chicago Group of Morgan Stanley Asset Management. Previously, he spent seven years at Hewitt Associates. Mr. Brody has also worked at the First National Bank of Chicago in their trust investment unit. Mr. Brody received a BA in Economics from UCLA and an MBA in Finance from The Wharton School at the University of Pennsylvania. He completed the Chartered Financial Analyst program in 1982. Mr. Brody has been the portfolio manager since January 16, 2007.

Samuel A. Yee, CFA, acts as Senior Managing Director and Portfolio Manager of PPM's Equity products. Mr. Yee has over twenty-two years of experience in investment research. Prior to joining PPM in 1992, Mr. Yee served as Vice President, Senior Investment Analyst with the First National Bank of Chicago's trust investment unit. He has also worked with E.I. DuPont de Nemours and Co. Pension Fund and Allstate Insurance Company as a senior investment analyst. Before entering the investment industry, Mr. Yee spent seven years as an Industrial Engineer. He received a BS in General Engineering from the University of Illinois and an MBA in Finance from DePaul University. He completed the Chartered Financial Analyst program in 1988. Mr. Yee has been the portfolio manager since January 16, 2007.

Alford E. Zick is a Senior Managing Director and Portfolio Manager of PPM's Equity Group. Mr. Zick has over thirty-one years of investment management experience. Prior to joining PPM in 1999, Mr. Zick was a Principal and Co-Portfolio Manager of Morgan Stanley Asset Management's large cap value product. Previously, he was the Director of Investment Relations at Chicago Pacific Corporation and before that, Mr. Zick was the Director of Pension and Benefit Assets at Staley Continental, Inc. He holds a BS in Accounting from the University of Illinois. Mr. Zick has been the portfolio manager since January 16, 2007.

Jeffrey J. Moran, CFA, CPA, is a Managing Director and Portfolio Manager within PPM's Equity Group. Prior to joining PPM in 2004, Mr. Moran spent four years as a Senior Research Officer at John Hancock Funds and before that he was a Senior Investment Analyst at Federated Investors. Mr. Moran received a BS in Accounting from the University of North Carolina at Charlotte and a Master of Accounting
(MAC) from the University of North Carolina at Chapel Hill. He earned his MBA from Cornell University in 1997. Mr. Moran is a Certified Public Accountant. He completed the Chartered Financial Analyst program in 2001. Mr. Moran has been the portfolio manager since January 16, 2007.


Kevin R. McCloskey, CFA, is a Senior Managing Director and Portfolio Manager within the Equity Team. Prior to joining PPM in September 2008, spent nine years at Federated Investors, where he most recently served as a Vice-President, Senior Portfolio Manager responsible for large-cap value equity portfolio management. Prior thereto, Mr. McCloskey also worked with Killian Asset Management as a portfolio manager and investment analyst. Before joining the asset management field, Mr. McCloskey was a Captain in the United States Air Force where his duties included program and project management. He holds a BS in Aerospace Engineering from the University of Notre Dame and an MBA from the University of Dayton. Mr. McCloskey completed the Chartered Financial Analyst program in 1997.


The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/RED ROCKS LISTED PRIVATE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Red Rocks Listed Private Equity Fund is to seek to maximum total return.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies.

The Sub-Adviser selects investments from the private equity company universe using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. The Sub-Adviser looks to allocate the portfolio amongst industry sectors, geographic locations, stage of investment and capital structures.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:



     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    INDUSTRY RISK
     o    LIQUIDITY RISK
     o    MANAGEMENT PORTFOLIO RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    PRIVATE EQUITY RISK
     o    SECTOR RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                               0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ----------------------

* Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------



--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.



There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    PORTFOLIO TURNOVER
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund is Red Rocks Capital LLC ("RRC") located at 603 Park Point Drive, Suite 200, Golden, Colorado 80401-7587. RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private
Equity Index and Global Listed Private Equity Index. RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

Adam Goldman, Portfolio Manager of the Fund, is a Co-Founder and Managing Partner of Red Rocks Capital LLC, from 2003 to the present. Previously, he served as a General Partner and Managing director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse, Portfolio Manager of Fund, is a Co-Founder and Managing Partner of Red Rocks Capital LLC, from 2003 to the present. Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 - 2001.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/SELECT BALANCED FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents. Changes between the two asset classes will generally be made gradually based on the managers' long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the Sub-Adviser employs a "bottom-up" stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks. The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, asset-backed securities, and mortgage-backed securities.

Generally the Fund will sell any fixed income securities downgraded below investment grade within a reasonable period of time.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    FOREIGN SECURITIES RISK
     o    INTEREST RATE RISK
     o    MARKET RISK
     o    PREPAYMENT RISK
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Wellington Management Company, LLP has been serving as the Sub-Adviser to this Fund since October 4, 2004. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 12.67% (2nd quarter of 2003) and its lowest quarterly return was -11.16% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 6.01% (4th quarter of 2004) and its lowest quarterly return was -1.24% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------- ------------------ -------------------- --------------------
                                                             1 year              5 year              10 year*
------------------------------------------------------- ------------------ -------------------- --------------------
JNL/Select Balanced Fund (Class A)                             %                  %                   %
S&P 500 Index                                                  %                  %                   %
Lehman Brothers Aggregate Bond Index                           %                  %                   %
------------------------------------------------------- ------------------ -------------------- --------------------

* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc. Prior to October 4, 2004, the Fund was managed by PPM America, Inc. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ------------------- -------------------
                                                                                   1 year          Life of Class*
---------------------------------------------------------------------------- ------------------- -------------------
JNL/Select Balanced Fund (Class B)                                                 %                   %
S&P 500 Index                                                                      %                   %
Lehman Brothers Aggregate Bond Index                                               %                   %
---------------------------------------------------------------------------- ------------------- -------------------

* The Class B shares of the Fund began operations on March 5, 2004. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

  ------------------------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------- ------------------------
                                                                                                    CLASS A
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Management/Administrative Fee                                                                     %
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  12b-1 Fee                                                                                         0.20%
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Other Expenses                                                                                    %
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Acquired Fund Fees and Expenses*                                                                  %
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Total Annual Fund Operating Expenses                                                              %
  ----------------------------------------------------------------------------------------- ------------------------

  ------------------------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------- ------------------------
                                                                                                    CLASS B
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Management/Administrative Fee                                                                     %
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  12b-1 Fee                                                                                         0.00%
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Other Expenses                                                                                    %
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Acquired Fund Fees and Expenses*                                                                  %
  ----------------------------------------------------------------------------------------- ------------------------
  ----------------------------------------------------------------------------------------- ------------------------
  Total Annual Fund Operating Expenses                                                              %
  ----------------------------------------------------------------------------------------- ------------------------

* Amount represents the Fund's pro rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
---------------------------------------------------------------------------------------- ------------------------

---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
---------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    DERIVATIVES RISK
     o    LEVERAGING RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588.4 billion in assets.

Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity component of the Fund since October 2004. Mr. Bousa joined Wellington Management as an investment professional in 2000. John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income component of the Fund since October 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher L. Gootkind, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the Fund since February 2006. Mr. Gootkind joined Wellington Management as investment professional in 2000.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/SELECT MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

     o Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;

     o Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);

     o Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.


The Sub-Adviser's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The overall weighted average maturity of the Fund's investments is 90 days or fewer.


The Sub-Adviser manages the Fund to meet the requirements of Rule 2a-7 under the 1940 Act, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:


     o    CREDIT RISK
     o    FOREIGN SECURITIES RISK
     o    MARKET RISK
     o    RISK OF INVESTMENT IN BANKING INDUSTRY
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Wellington Management Company, LLP has been serving as the Sub-Adviser to this Fund since October 4, 2004. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 1.50% (4th quarter of 2000) and its lowest quarterly return was 0.09% (3rd and 4th quarter of 2003).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 1.25% (4th quarter of 2006) and its lowest quarterly return was 0.18% (2nd quarter of 2004).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------- ------------------ ---------------- ------------------
                                                                   1 year            5 year           10 year*
------------------------------------------------------------- ------------------ ---------------- ------------------
JNL/Select Money Market Fund (Class A)                              %                   %                %
Merrill Lynch Treasury Bill Index (3 month)                         %                   %                %
------------------------------------------------------------- ------------------ ---------------- ------------------

* The Fund began operations on May 15, 1995. Prior to October 4, 2004, the Fund was managed by PPM America, Inc. The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment.

The 7-day yield of Class A on December 31, 2008, was ______%. The Merrill Lynch Treasury Bill Index (3 month) is a broad-based unmanaged index.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------- --------------------- ---------------------
                                                                                 1 year            Life of Class*
------------------------------------------------------------------------- --------------------- ---------------------
JNL/Select Money Market Fund (Class B)                                           %                     %
Merrill Lynch Treasury Bill Index (3 month)                                      %                     %
------------------------------------------------------------------------- --------------------- ---------------------


* The Class B shares of the Fund began operations on March 5, 2004. Prior to October 4, 2004, the Fund was managed by PPM America, Inc.
The Fund attempts to maintain a stable net asset value of $1.00 per share, neither the Federal Deposit Insurance Company, nor any other government agency insures or protects your investment. The 7-day yield of Class B on December 31, 2008, was ______%.

The Merrill Lynch Treasury Bill Index (3 month) is a broad-based unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -------------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Management/Administrative Fee                                                                       %
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
12b-1 Fee                                                                                           0.20%
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Other Expenses                                                                                      %
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Total Annual Fund Operating Expenses                                                                %
------------------------------------------------------------------------------------------ -------------------------

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -------------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Management/Administrative Fee                                                                       %
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
12b-1 Fee                                                                                           0.00%
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Other Expenses                                                                                      %
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
Total Annual Fund Operating Expenses                                                                %
------------------------------------------------------------------------------------------ -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
1 Year                                                                                                $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
3 Years                                                                                               $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
5 Years                                                                                               $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
10 Years                                                                                              $
------------------------------------------------------------------------------------------ -------------------------

------------------------------------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                                                    CLASS B
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
1 Year                                                                                                   $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
3 Years                                                                                                  $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
5 Years                                                                                                  $
------------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------------ -------------------------
10 Years                                                                                                 $
------------------------------------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER. The Sub-Adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588.4 billion in assets.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/SELECT VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers. Foreign securities include (1) companies organized outside of the United States,
(2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund's investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios. Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions, but which the Sub-Adviser believes provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. The Sub-Adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    FOREIGN SECURITIES RISK
     o    MARKET RISK
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Wellington Management Company, LLP has been serving as the Sub-Adviser to this Fund since October 4, 2004. Returns shown for the period prior to that date reflect the results achieved by a prior Sub-Adviser.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 19.83% (2nd quarter of 2003) and its lowest quarterly return was -5.29% (1st quarter of 2003).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 8.66% (4th quarter of 2004) and its lowest quarterly return was -2.17% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

  ---------------------------------------------------------- ------------------ ------------------ ------------------
                                                                  1 year             5 year          Life of Fund*
  ---------------------------------------------------------- ------------------ ------------------ ------------------
  JNL/Select Value Fund (Class A)                                   %                 %                   %
  Russell 1000 Value Index                                          %                 %                   %
  ---------------------------------------------------------- ------------------ ------------------ ------------------

* The Fund began operations on September 30, 2002. The Russell 1000 Value Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

  ----------------------------------------------------------------------------- ------------------ ------------------
                                                                                     1 year         Life of Class*
  ----------------------------------------------------------------------------- ------------------ ------------------
  JNL/Select Value Fund (Class B)                                                     %                   %
  Russell 1000 Value Index                                                            %                   %
  ----------------------------------------------------------------------------- ------------------ ------------------

* The Class B shares of the Fund began operations on March 5, 2004. The Russell 1000 Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ ----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Management/Administrative Fee                                                                      %
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
12b-1 Fee                                                                                          0.20%
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Other Expenses                                                                                     %
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Total Annual Fund Operating Expenses                                                               %
------------------------------------------------------------------------------------------ ----------------------

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ ----------------------
                                                                                                  CLASS B
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Management/Administrative Fee                                                                      %
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
12b-1 Fee                                                                                          0.00%
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Other Expenses                                                                                     %
------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------
Total Annual Fund Operating Expenses                                                               %
------------------------------------------------------------------------------------------ ----------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


[TO BE UPDATED BY AMENDMENT]

-------------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                                 $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                                $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                                $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                               $
-------------------------------------------------------------------------------------- ----------------------------

-------------------------------------------------------------------------------------- ----------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
1 Year                                                                                                 $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
3 Years                                                                                                $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
5 Years                                                                                                $
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
10 Years                                                                                               $
-------------------------------------------------------------------------------------- ----------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/Select Value Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588.4 billion in assets.

Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the Fund since October 2004. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis the Fund since January 2008 and has served as portfolio manager for the Fund since June 2008. Mr. Link is an equity portfolio manager on the Value team and also focuses on the technology and media sectors for the team. Prior to joining Wellington Management in 2006, Mr. Link worked for Deutsche Asset Management in New York where he was the lead portfolio manager for various technology sector funds and manager of a team of globally-based technology analysts (2004 - 2006). Prior to that, Mr. Link worked at Franklin Templeton as an equity analyst and portfolio manager where he began his career as an equity analyst covering a variety of industries, including media, telecom services, pollution control, utilities, gaming, and lodging (1989 - 2003). Mr. Link received his MBA from the University of California, Berkeley and his BA in economics from the University of California, Davis. Mr. Link is also a CFA charterholder.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in common stocks. The Fund concentrates its investments in well-established growth companies. The Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Sub-Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

In pursuing its investment objective, the Fund's Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

In addition, effective May 2, 2005, the Fund was combined with JNL/Alliance Capital Growth Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/Alliance Capital Growth Fund.

Effective April 30, 2007, the Fund was combined with JNL/Alger Growth Fund and the JNL/Oppenheimer Growth Fund (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -15.30% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 11.10% (4th quarter of 2004) and its lowest quarterly return was -4.73% (1st quarter of 2005).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------ ------------- ----------------- ----------------
                                                                      1 year          5 year          10 year*
------------------------------------------------------------------ ------------- ----------------- ----------------
JNL/T. Rowe Price Established Growth Fund (Class A)                     %               %                %
S&P 500 Index                                                           %               %                %
------------------------------------------------------------------ ------------- ----------------- ----------------

* The Fund began operations on May 15, 1995.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------------- ------------------ ------------------
                                                                                     1 year         Life of Class*
------------------------------------------------------------------------------- ------------------ ------------------
JNL/T. Rowe Price Established Growth Fund (Class B)                                    %                  %
S&P 500 Index                                                                          %                  %
------------------------------------------------------------------------------- ------------------ ------------------

* The Class B shares of the Fund began operations on March 5, 2004.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $
--------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                              $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                             $
--------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                            $
--------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. P. Robert Bartolo is chairman of the Committee, and has day-to-day portfolio management responsibilities over the Fund. Mr. Bartolo joined T. Rowe Price in 2002. He is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager and research analyst in the Equity Division. He is an executive vice president and chairman of the Investment Advisory Committee of the T. Rowe Price Growth Stock Fund. Prior to 2002, he was director of finance for MGM Mirage, Inc. Mr. Bartolo earned a B.S. in Accounting, cum laude, from the University of Southern California and an M.B.A. from the Wharton School of the University of Pennsylvania. He is a Certified Public Accountant and also has earned the Chartered Financial Analyst accreditation.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the Sub-Adviser expects to grow at a faster rate than the average company. The Sub-Adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P MidCap 400 Index or the Russell MidCap(R) Growth Index - as of December 31, 2007, generally between $342 million and $41.7 billion. The market cap of companies in the Fund's portfolio and the S&P MidCap 400 and the Russell MidCap(R) Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio's core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.

Stock selection is based on a combination of fundamental bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the portfolio will be invested using T. Rowe Price's fundamental research. The Portfolio will be broadly diversified, and this should help to mitigate the downside risk attributable to any single poorly-performing security on overall fund performance.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

     o A demonstrated ability to consistently increase revenues, earnings and cash flow;
     o Capable management; o Attractive business niches and operate in industries experiencing increasing demand;
     o    A sustainable competitive advantage;
     o    Proven products or services; or
     o    Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund's Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    COUNTERPARTY AND SETTLEMENT RISK
     o    FOREIGN SECURITIES RISK
     o    GROWTH INVESTING RISK
     o    LEVERAGING RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -19.54% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 12.37% (4th quarter of 2004) and its lowest quarterly return was -4.74% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

-------------------------------------------------------------- ----------------- --------------- ------------------
                                                                    1 year           5 year          10 year*
-------------------------------------------------------------- ----------------- --------------- ------------------
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)                      %               %                %
S&P MidCap 400 Index                                                 %               %                %
Russell MidCap(R) Growth Index                                       %               %                %
-------------------------------------------------------------- ----------------- --------------- ------------------

* The Fund began operations on May 15, 1995.
The S&P MidCap 400 Index and the Russell MidCap(R) Growth Index are broad-based, unmanaged indices.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------------- ----------------- -----------------
                                                                                     1 year        Life of Class*
------------------------------------------------------------------------------- ----------------- -----------------
JNL/T. Rowe Price Mid-Cap Growth Fund (Class B)                                        %                 %
S&P MidCap 400 Index                                                                   %                 %
Russell MidCap(R) Growth Index                                                         %                 %
------------------------------------------------------------------------------- ----------------- -----------------

* The Class B shares of the Fund began operations on March 5, 2004. The S&P MidCap 400 Index and the Russell MidCap(R) Growth Index are broad-based, unmanaged indices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                              0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Acquired Fund Fees and Expenses*                                                                       %
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                   %
---------------------------------------------------------------------------------------------- ----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------ ---------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------ ---------------------------

------------------------------------------------------------------------------------ ---------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------ ---------------------------
------------------------------------------------------------------------------------ ---------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------ ---------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may also invest in securities other than U.S. common stocks, including foreign securities (up to 25% of its assets, excluding reserves), futures and options, convertible securities, and warrants, in keeping with Fund objectives.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    DERIVATIVES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee co-chaired by Brian W.H. Berghuis and Donald J. Peters. Brian W.H. Berghuis, CFA, is Co-Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. He is President of the T. Rowe Price Mid-Cap Growth Fund and Chairman of the fund's Investment Advisory Committee. He joined the firm in 1985. Brian earned an A.B. from Princeton University and an M.B.A. from Harvard Business School. He is a past President of the Baltimore Security Analysts Society. Brian has also earned the Chartered Financial Analyst accreditation.

Don Peters is Co-Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Mid-Cap Growth Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Equity Division. He is a portfolio manager for major institutional relationships and the T. Rowe Price Diversified Mid-Cap Growth Fund, T. Rowe Price Tax-Efficient Growth Fund, T. Rowe Price Tax-Efficient Multi-Cap Growth Fund and the equity portion of the T. Rowe Price Tax-Efficient Balanced Fund. Prior to joining the firm in 1993, he was a Portfolio Manager for Geewax, Terker and Company. Don is a former naval officer and was interviewed and selected by Admiral Hyman G. Rickover to work on his headquarters staff for the Navy's nuclear propulsion program. He earned a B.A., summa cum laude, in Economics from Tulane University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/T. ROWE PRICE VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's Sub-Adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies. The Sub-Adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the Sub-Adviser generally looks for the following:

     o Low price/earnings, price/book value, price/sales or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    Low stock price relative to a company's underlying asset values;

     o    Companies that may benefit from restructuring activities; and

     o    A sound balance sheet and other positive financial characteristics.

The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund's Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    CONVERTIBLE SECURITIES RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    FOREIGN SECURITIES RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    SMALL CAP INVESTING RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    VALUE INVESTING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]


CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was 17.89% (2nd quarter of 2003) and its lowest quarterly return was -18.88% (3rd quarter of 2002).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was 10.58% (4th quarter of 2004) and its lowest quarterly return was -6.04% (4th quarter of 2007).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------- --------------- ------------------ -----------------
                                                                     1 year           5 year         Life of Fund*
---------------------------------------------------------------- --------------- ------------------ -----------------
JNL/T. Rowe Price Value Fund (Class A)                                %                %                  %
Russell 1000 Value Index                                              %                %                  %
---------------------------------------------------------------- --------------- ------------------ -----------------

* The Fund began operations on May 1, 2000. The Russell 1000 Value Index is a broad-based, unmanaged index.


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

--------------------------------------------------------------------------------- ----------------- -----------------
                                                                                       1 year        Life of Class*
--------------------------------------------------------------------------------- ----------------- -----------------
JNL/T. Rowe Price Value Fund (Class B)                                                  %                  %
Russell 1000 Value Index                                                                %                  %
--------------------------------------------------------------------------------- ----------------- -----------------

* The Class B shares of the Fund began operations on March 5, 2004. The Russell 1000 Value Index is a broad-based, unmanaged index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS A
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.20%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Fee                                                                                                0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                           %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Acquired Fund Fees and Expenses*                                                                         %
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------------ --------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS A
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- ------------------------

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. OTHER INVESTMENTS. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:

     o    Futures and options

     o    Preferred stocks

     o    Convertible securities and warrants

     o    Fixed  income   securities,   including  lower  quality   (high-yield,
          high-risk bonds) commonly referred to as "junk bonds" (up to 10% of total assets), and bank debt

     o Hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options

     o    Private placements.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks include:

     o    DERIVATIVES RISK
     o    LEVERAGING RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. John Linehan, CFA, is Chairman of the Investment Advisory Committee for the JNL/T. Rowe Price Value Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager in the Equity Division. John is President of the
T. Rowe PriceValue Fund and Chairman of the fund's Investment Advisory Committee. John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum. He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance. He has also earned the Chartered Financial Analyst accreditation.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/S&P COMPETITIVE ADVANTAGE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Competitive Advantage Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples, as determined by the criteria below.

The 30 companies are selected each Stock Selection Date. Initially, the Stock Selection Date was December 3, 2007. Thereafter, the Stock Selection Date will be on or about December 1 of each year. SPIAS generally uses a buy and hold strategy, identifies trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500. The 30 common stocks are chosen on each Stock Selection Date, as follows:

     o First, from the companies included in the S&P 500 Index, SPIAS excludes stocks with a S&P Quality Rank of B- or lower; and then,

     o Of the remaining, SPIAS selects the top 50 stocks as ranked by return on invested capital; and then,

     o    SPIAS selects the 30 stocks with the lowest price to book multiple.

Between Stock Selection Dates, when cash inflows and outflows require, Mellon Capital makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, SPIAS may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o    ACCOUNTING RISK
     o    COMPANY RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    TRADING COST AND REBALANCE RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/S&P Competitive Advantage Fund (Class A)                               %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/ S&P Competitive Advantage Fund (Class B)                              %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on December 3, 2007. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]



------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------



------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Capital Management Corporation ("Mellon Capital") serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/S&P DIVIDEND INCOME & GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Dividend Income & Growth Fund is primarily capital appreciation with a secondary focus on current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies, determined by the criteria below, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, determined by the criteria below, are selected from each of 10 economic sectors in the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date. Initially, the Stock Selection Date was December 3, 2007. Thereafter, the Stock Selection Date will be on or about December 1 of each year. Standard & Poor's Investment Advisory Services LLC ("SPIAS") generally uses a buy and hold strategy, identifies trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500. The 30 common stocks are chosen on each Stock Selection Date, as follows:

     o First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better. If a total of three stocks do not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a total of 3 stocks qualify; and then

     o SPIAS selects from each of ten economic sectors in the S&P 500 the three stocks with the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, Mellon Capital makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, SPIAS may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:



     o    ACCOUNTING RISK
     o    COMPANY RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    TRADING COST AND REBALANCE RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/S&P Dividend Income & Growth Fund (Class A)                            %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/ S&P Dividend Income & Growth Fund (Class B)                                 %                  %
S&P 500 Index                                                                    %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]



------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------



------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Capital Management Corporation ("Mellon Capital") serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/S&P INTRINSIC VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Intrinsic Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

The 30 companies are selected each Stock Selection Date. Initially, the Stock Selection Date was December 3, 2007. Thereafter, the Stock Selection Date will be on or about December 1 of each year. SPIAS generally uses a buy and hold strategy, identifies trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500. The 30 common stocks are chosen on each Stock Selection Date, as follows:

     o First, from the companies included in the S&P 500 Index, excluding financial companies, SPIAS selects stocks with a S&P Quality Rank of B or better and a S&P Credit Rating of BB- or better ; and then

     o SPIAS selects only those stocks with a positive value of free cash flow; and then

     o SPIAS selects only those stocks with a decreasing amount of shares outstanding; and then

     o SPIAS selects the top 30 stocks as measured by highest free cash flow yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Mellon Capital makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, SPIAS may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    ACCOUNTING RISK
     o    COMPANY RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    TRADING COST AND REBALANCE RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/S&P Intrinsic Value Fund (Class A)                                           %                    %
S&P 500 Index                                                                    %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/ S&P Intrinsic Value Fund (Class B)                                    %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------



------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Capital Management Corporation ("Mellon Capital") serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105 Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/S&P TOTAL YIELD FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Total Yield Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies determined by the criteria below, that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions. It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date. Initially, the Stock Selection Date was December 3, 2007. Thereafter, the Stock Selection Date will be on or about December 1 of each year. SPIAS generally uses a buy and hold strategy, identifies trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

The Fund invests in the common stock of 30 companies included in the S&P 500. The 30 common stocks are chosen on each Stock Selection Date, as follows:

     o First, from the companies included in the S&P 500 Index, SPIAS selects stocks with a S&P Quality Rank of B or better; and then

     o    SPIAS  selects the 30 stocks with the  highest  S&P Total  Yield.  S&P
          Total Yield is defined by taking the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt divided by the company's market capitalization.

Between Stock Selection Dates, when cash inflows and outflows require, Mellon Capital makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, SPIAS may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    ACCOUNTING RISK
     o    COMPANY RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS
     o    TRADING COST AND REBALANCE RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/S&P Total Yield Fund (Class A)                                         %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/ S&P Total Yield Fund (Class B)                                        %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.20%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses*                                                                      %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Amount represents the Fund's pro-rata share of fees and expenses of investing in other funds, including money market funds used for purposes of investing available cash balances.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]


------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------



------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISERS AND PORTFOLIO MANAGEMENT. The Fund engages co-sub-advisers. Standard & Poor's Investment Advisory Services LLC ("SPIAS") serves as the Sub-Adviser responsible for the selection and allocation of investments. Mellon Capital Management Corporation ("Mellon Capital") serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of financial market intelligence, including independent credit ratings, indices, risk evaluation, investment research and data. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:


Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Wong has been a manager of the Fund since its inception. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 9 years of investment experience. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002. Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment
Management and Research ("AIMR"), and the CFA Society of San Francisco. Mr. Brown has been a manager of the Fund since its inception.


Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreements is available in the Fund's Semi-Annual Report dated June 30, 2008.

SUMMARY OF MAIN RISK CHARACTERISTICS OF JNL/S&P FUNDS BASED ON TYPICAL INVESTMENT HOLDINGS OF UNDERLYING FUNDS

The main risk characteristics of the JNL/S&P Funds are summarized below. The extent of the risk exposure to each category of risk for each Fund depends on its allocation to underlying funds that invest in those categories of portfolio investments. It should be noted that the investment objectives and investment strategies of the JNL/S&P Funds remain constant regardless of which underlying funds are invested in. Thus, the inherent risk characteristics of the JNL/S&P Funds remain constant, although there may be variations in the degrees of exposure to each category of risk. Moreover, each Fund is subject to the risk of the Sub-Adviser's ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds. Other risks and more detailed descriptions may be found in the descriptions of each of the JNL/S&P Funds.

JNL/S&P MANAGED CONSERVATIVE   As between the five JNL/S&P Managed Funds,  the difference in risk exposure  results
FUND; JNL/S&P MANAGED          from the differing  ranges of investments in equity  securities  versus fixed income
MODERATE FUND; JNL/S&P         and money market  securities of the Funds in which they invest.  The JNL/S&P Managed
MANAGED MODERATE GROWTH        Conservative  Fund is expected to invest the lowest  percentage in equity securities
FUND; JNL/S&P MANAGED GROWTH   (approximately  10% to 30%);  the JNL/S&P  Managed  Moderate Fund a slightly  higher
FUND; AND JNL/S&P MANAGED      percentage  (approximately  30% to 50%); the JNL/S&P Managed  Moderate Growth Fund a
AGGRESSIVE GROWTH FUND (THE    slightly higher  percentage  (approximately  50% to 70%); the JNL/S&P Managed Growth
"JNL/S&P MANAGED FUNDS")       Fund a  slightly  higher  percentage  (approximately  70% to 90%);  and the  JNL/S&P
                               Managed  Aggressive  Growth  Fund  the  greatest  percentage  (approximately  80% to
                               100%). The anticipated  investments in fixed income,  money market  securities,  and other investments generally vary in inverse relationship to the equity investments.

JNL/S&P RETIREMENT INCOME      As between the four  JNL/S&P  Retirement  Funds,  the  difference  in risk  exposure
FUND; JNL/S&P RETIREMENT       results from the differing ranges of investments in equity  securities  versus fixed
2015 FUND; JNL/S&P             income and money market  securities  of the Funds in which they invest.  The JNL/S&P
RETIREMENT 2020 FUND; AND      Retirement  Income  Fund is  expected  to invest  the  lowest  percentage  in equity
JNL/S&P RETIREMENT 2025 FUND   securities  (approximately  20% to 45%); the JNL/S&P Retirement 2015 Fund a slightly
(THE "JNL/S&P RETIREMENT       higher  percentage  (approximately  30% to 80%); the JNL/S&P  Retirement 2020 Fund a
FUNDS")                        slightly higher percentage  (approximately  30% to 90%); and the JNL/S&P  Retirement
                               2025  Fund  the  greatest  percentage  (approximately  30% to  95%).  Investment  in
                               greater  percentages  of  equity  securities   correlates  with  the  later  assumed
                               retirement  date.  The  anticipated   investments  in  fixed  income,  money  market
                               securities,  and other  investments  generally vary in inverse  relationship  to the equity investments.

JNL/S&P DISCIPLINED MODERATE   As between the three  JNL/S&P  Disciplined  Funds,  the  difference in risk exposure
FUND; JNL/S&P DISCIPLINED      results from the differing ranges of investments in equity  securities  versus fixed
MODERATE GROWTH FUND;          income and money market  securities  of the Funds in which they invest.  The JNL/S&P
JNL/S&P DISCIPLINED GROWTH     Disciplined  Moderate  Fund is  expected to invest the lowest  percentage  in equity
FUND (THE "JNL/S&P             securities  (approximately 50% to 70%); the JNL/S&P Disciplined Moderate Growth Fund
DISCIPLINED FUNDS")            a  slightly  higher  percentage   (approximately   70%  to  90%);  and  the  JNL/S&P
                               Disciplined  Growth Fund the greatest  percentage  (approximately  80% to 100%). The anticipated  investments  in  fixed  income,  money  market  securities,  and  other investments generally vary in inverse relationship to the equity investments.


UNDERLYING FUND PORTFOLIO      STOCKS.  ALL JNL/S&P  FUNDS.  Because the Fund will invest in underlying  funds that
SECURITIES MAJOR CATEGORIES    invest in stocks,  its returns will fluctuate with changes in stock markets.  In the
                               U.S.,  stocks have  historically  outperformed  other types of investments  over the long term.  Stocks,  however,  may  fluctuate in value more  dramatically  than many other types of investments over the short term.

                               SMALLER  AND  MID-SIZE  COMPANIES.  ALL  JNL/S&P  FUNDS.  While  smaller and midsize companies may offer substantial  opportunities for capital growth, they also involve substantial  risk and should be considered  speculative.  Historically,  smaller and midsize  company  securities  have been more  volatile in price than larger  company securities, especially over the short term.

                               FIXED INCOME:  INTEREST RATE RISK.  ALL JNL/S&P  FUNDS  (EXCLUDING  JNL/S&P 4 FUND).
                               Interest  rate risk is the risk that when  interest  rates  increase,  fixed  income securities  will  decline  in  value.  Interest  rate  changes  can  be  sudden  and
                               unpredictable.   A  fund's  distributions  to  its  shareholders  may  decline  when interest  rates  fall,  since  a fund  can  only  distribute  what  it  earns.  Debt securities  that  pay  interest  at a fixed  rate  tend to lose  market  value  when interest  rates rise and increase in value when interest  rates  decline.  Long-term fixed-income  securities  will normally have more price  volatility  because of this risk  than  short-term  fixed-income  securities.  A  nominal  interest  rate can be described  as the  sum of a real  interest  rate  and an  expected  inflation  rate.
                               Inflation-indexed  securities,  including  treasury  inflation-protected  securities
                               ("TIPS"),  decline in value when real interest rates rise. In certain  interest rate environments,  such as when real  interest  rates are  rising  faster  than  nominal interest  rates,  inflation-indexed  securities may  experience  greater losses than other fixed income securities with similar durations.

                               FIXED  INCOME:  CREDIT.  ALL  JNL/S&P  FUNDS  (EXCLUDING  JNL/S&P  4  FUND).  Income
                               securities,  which may include indebtedness and participations,  entail credit risk.
                               An issuer  may be unable to make  interest  payments  or repay  principal  when due.
                               Adverse changes in an issuer's  financial  strength or in a security's credit rating may reduce a security's  value and,  thus,  impact  performance.  Subordinated  debt securities  are riskier than senior debt  securities  because  their holders will be paid only after the  holders of senior debt  securities  are paid.  Debt  securities that are rated below investment grade and comparable  unrated  securities  generally have more  risk,  fluctuate  more in price  and are less  liquid  than  higher-rated securities and can be considered speculative.

                               HIGH-YIELD  BONDS,  LOWER-RATED  BONDS,  AND UNRATED  SECURITIES.  ALL  JNL/S&P  FUNDS
                               (EXCLUDING  JNL/S&P  4  FUND).  High-yield  bonds,   lower-rated  bonds,  and  unrated
                               securities  are  broadly  referred  to as  "junk  bonds,"  and  are  considered  below
                               "investment-grade"  by national ratings  agencies.  Junk bonds typically have a higher yield to  compensate  for a greater  risk that the issuer  might not make its interest and  principal  payments.  In the event of an  unanticipated  default,  the Fund would experience a reduction in its income,  a decline in the market value of the securities so affected and a decline in the value of its shares.  During an economic  downturn or substantial  period of rising interest rates,  highly leveraged issuers may experience financial stress which could adversely  affect their ability to service  principal and interest  payment  obligations,  to  meet  projected  business  goals  and  to  obtain additional financing.  The market prices of junk bonds are generally less sensitive to interest rate changes than  higher-rated  investments,  but more  sensitive to adverse economic or political  changes,  or  individual  developments  specific to the issuer.
                               Periods of economic or political  uncertainty  and change can be expected to result in volatility of prices of these securities.

                               MORTGAGE-BACKED  AND  MORTGAGE-RELATED  SECURITIES  RISK. ALL JNL/S&P FUNDS (EXCLUDING
                               JNL/S&P   4  FUND).   A  Fund   that   purchases   mortgage-related   securities   and
                               mortgage-backed  securities is subject to certain  additional  risks.  Rising interest rates tend to extend the  duration of  mortgage-related  securities,  making them more sensitive to changes in interest  rates.  As a result,  in a period of rising interest rates,  the  Fund  that  holds  mortgage-related  securities  may  exhibit  additional volatility. This is known as extension risk. In addition,  mortgage-related securities are subject to prepayment  risk.  When interest rates  decline,  borrowers may pay off their mortgages sooner than expected.  This can reduce the returns of the Fund because the Fund will have to  reinvest  that money at the lower  prevailing  interest  rates.
                               This is known as contraction risk.  Investments in  mortgage-backed  securities entail the  uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral.  An increase or decrease in prepayment rates  (resulting  primarily from a decrease or increase in mortgage  interest  rates)
                               will  affect the  yield,  average  life,  and  price.  The  prices of  mortgage-backed securities,  depending  on  their  structure  and  the  rate  of  prepayments,  can be volatile.  Some  mortgage-backed  securities  may  also  not  be as  liquid  as  other securities.  The value of these  securities  also may change because of changes in the market's perception of the  creditworthiness of the issuer. In addition,  the mortgage securities  market in general may be  adversely  affected  by changes in  governmental regulation or tax policies.

                               FOREIGN  SECURITIES.  ALL JNL/S&P  FUNDS  (EXCLUDING  JNL/S&P 4 FUND).  Investing in
                               foreign securities  typically involves more risks than investing in U.S. securities.
                               These risks can increase the  potential  for losses and may include,  among  others, currency  risks  (fluctuations  in  currency  exchange  rates  and  devaluations  by governments),  country risks (political,  diplomatic, regional conflicts, terrorism, war; social and economic  instability,  currency devaluations and policies that have the  effect of  limiting  or  restricting  foreign  investment  or the  movement  of
                               assets),  and  company  risks  (unfavorable   trading  practices,   less  government
                               supervision,  less  publicly  available  information,  limited  trading  markets and greater  volatility).  With regard to currency risk many  investments  may be issued and  traded  in  foreign  currencies.  Changes  in the value of  foreign  currencies relative  to the US dollar can  dramatically  decrease  (or  increase)  the value of foreign  portfolio  holdings.  To the extent the currency risk is not hedged, or not successfully  hedged,  currency  exchange  rate changes can have a  disproportionate impact on, even accounting for most of the gain or loss in a particular period.

                               DERIVATIVE  SECURITIES.  ALL  JNL/S&P  FUNDS  (EXCLUDING  JNL/S&P 4 FUND).  Options,
                               futures,  swaps,  structured  securities and other derivative  transactions  involve special risks. The performance of derivative  investments  depends,  in part, on the performance  of an  underlying  asset,  including  the ability to correctly  predict price movements.  Derivatives  involve costs,  may be volatile,  may involve a small investment  relative  to the  risk  assumed,  and  require  correlation  with  other investments.  Risks  include  delivery  failure,  default by the other  party or the inability to close out a position because the trading market becomes illiquid.


                               INDUSTRY  CONCENTRATION  RISK. ALL JNL/S&P FUNDS (EXCLUDING  JNL/S&P 4 FUND).   When
                               there is concentration in a certain  industry,  performance will be closely tied to, and  affected  by, the  specific  industry.  Companies  within an industry are often faced with the same obstacles,  issues or regulatory burdens, and their common stock may react  similarly and move in unison to these and other market  conditions.  As a result of these  factors,  there may be more  volatility,  and carry greater risk of adverse  developments  that can affect many of the companies in which the Underlying
                               Funds  invest,  than a  mixture  of  stocks  of  companies  from a wide  variety  of industries.

                               SMALL CAP INVESTING RISK. JNL/S&P 4 FUND AND JNL/S&P  DISCIPLINED FUNDS.   Investing
                               in smaller,  newer  companies  generally  involves  greater risks than  investing in larger,  more  established  ones.  The  companies  in which the  Underlying  Fund is likely to invest may have limited product lines,  markets or financial  resources or may depend on the  expertise  of a few  people and may be subject to more  abrupt or erratic market movements than securities of larger,  more  established  companies or the market averages in general.  In addition,  many small  capitalization  companies may be in the  early  stages  of  development.  Also,  since  equity  securities  of smaller  companies may not be traded as often as equity  securities of larger,  more established  companies,  it may be difficult or impossible for the portfolio to sell securities  at a desirable  price.  Securities  of such issuers may lack  sufficient market  liquidity to enable the Underlying  Fund to effect sales at an  advantageous time or without a  substantial  drop in price.  Accordingly,  an  investment  in the
                               Fund may not be appropriate for all investors.


JNL/S&P 4 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P 4 Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P 500.

The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

     o    25% in JNL/S&P Competitive Advantage Fund*; and
     o    25% in JNL/S&P Dividend Income & Growth Fund*; and
     o    25% in JNL/S&P Intrinsic Value Fund*; and
     o    25% in JNL/S&P Total Yield Fund*.

* The investment policies of the Underlying Funds are described elsewhere in this prospectus.

The securities for each Underlying Fund are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about December 1 of each year. For the Underlying Funds, SPIAS generally uses a buy and hold strategy, recommending trades only around each Stock Selection Date, when cash flow activity occurs. Therefore, the Fund may hold securities of a smaller number of issuers. For the Underlying Funds, SPIAS may also recommend trades for mergers if the original stock is not the surviving company.

Between Stock Selection Dates, when cash inflows and outflows require, Jackson National Asset Management, LLC purchases and sells shares of the four Underlying Funds according to the approximate current percentage relationship among the Underlying Funds determined based on market value.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund's total assets in a particular industry ("25% limitation"). If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:


     o    ACCOUNTING RISK
     o    COMPANY RISK
     o    LIMITED MANAGEMENT RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    TRADING COST AND REBALANCE RISK
     o    UNDERLYING FUNDS RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]

CLASS A




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

CLASS B




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/S&P 4 Fund (Class A)                                                         %                     %
S&P 500 Index                                                                    %                     %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Class*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/ S&P 4 Fund (Class B)                                                         %                    %
S&P 500 Index                                                                     %                    %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Class B shares of the Fund began operations on December 3, 2007.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[to be updated by amendment]


---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS A
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                       %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Acquired Fund Fees and Expenses**                                                                     %
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------------- -----------------------

* Other expenses are based on estimated amounts for the current fiscal year.
** Because the Fund invests in the Underlying Funds, the Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based upon the target allocations to the Underlying Funds. Actual amounts may be higher or lower than these shown above.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


[to be updated by amendment]



------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS A
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


THE ADVISER AND PORTFOLIO MANAGEMENT. The allocations for the JNL/S&P 4 Fund are made by Jackson National Asset Management, LLC ("JNAM"). JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management. JNAM currently manages approximately $36 billion in assets. JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Manager of Separate Account and Transfer Agent Operations at JNAM since August 2005 and has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.


Both Mr. Koors and Ms. Mouser review the allocations made to the Fund. Mr. Koors and Ms. Mouser play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund. There are no limits on the team members' roles.


The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation, other accounts managed, and ownership of securities in the Fund.


A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

JNL/S&P MANAGED CONSERVATIVE FUND
JNL/S&P MANAGED MODERATE FUND
JNL/S&P MANAGED MODERATE GROWTH FUND
JNL/S&P MANAGED GROWTH FUND
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

INVESTMENT   OBJECTIVES.   The  investment  objective  of  the  JNL/S&P  MANAGED
CONSERVATIVE FUND and JNL/S&P MANAGED MODERATE GROWTH FUND is capital growth and current income.

The investment objective of the JNL/S&P MANAGED MODERATE FUND and JNL/S&P MANAGED GROWTH FUND is to seek capital growth. Current income is a secondary objective.

The investment objective of the JNL/S&P MANAGED AGGRESSIVE GROWTH FUND is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

JNL/S&P MANAGED CONSERVATIVE FUND

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P MANAGED MODERATE FUND

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P MANAGED MODERATE GROWTH FUND

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P MANAGED GROWTH FUND

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.

Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides Jackson National Asset Management, LLC ("JNAM") advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.


Please see the disclosure beginning on page 414 for the principal investment strategies and risks.


JNL SERIES TRUST
JNL/AIM International Growth Fund                            JNL/M&G Global Leaders Fund
JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management S&P 500 Index Fund
JNL/AIM Global Real Estate Fund                              JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Mellon Capital Management Small Cap Index Fund
JNL/Capital Guardian Global Balanced Fund                    JNL/Mellon Capital Management International Index Fund
JNL/Capital Guardian Global Diversified Research Fund        JNL/Mellon Capital Management Bond Index Fund
JNL/Capital Guardian International Small Cap Fund            JNL/Oppenheimer Global Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund                 JNL/PAM Asia ex-Japan Fund
JNL/Credit Suisse Global Natural Resources Fund              JNL/PAM China-India Fund
JNL/Credit Suisse Long/Short Fund                            JNL/PIMCO Real Return Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/PPM America Core Equity Fund
JNL/Franklin Templeton Global Growth Fund                    JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund                           JNL/PPM America Mid Cap Value Fund
JNL/Franklin Templeton Mutual Shares Fund                    JNL/PPM America Small Cap Value Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/PPM America Value Equity Fund
JNL/Goldman Sachs Core Plus Bond Fund                        JNL/Red Rocks Private Listed Equity Fund
JNL/Goldman Sachs Emerging Markets Debt Fund                 JNL/Select Balanced Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Money Market Fund
JNL/Goldman Sachs Short Duration Bond Fund                   JNL/Select Value Fund
JNL/JPMorgan International Value Fund                        JNL/T. Rowe Price Established Growth Fund
JNL/JPMorgan MidCap Growth Fund                              JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund             JNL/T. Rowe Price Value Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

JNL/S&P MANAGED CONSERVATIVE FUND, JNL/S&P MANAGED MODERATE FUND, JNL/S&P MANAGED MODERATE GROWTH FUND, AND JNL/S&P MANAGED GROWTH FUND

Each Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Each Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. Each Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in each Fund is not guaranteed. As with any mutual fund, the value of each Fund's shares will change, and you could lose money by investing in each Fund. Since each Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying Funds. Each Fund's exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities. Accordingly, a variety of factors may influence the performance of each Fund, such as:


     o    ALLOCATION RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    LEVERAGING RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    PREPAYMENT RISK
     o    UNDERLYING FUNDS RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


Because each Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information about those Underlying Funds.

PERFORMANCE. The bar chart and table below show the past performance of each Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows each Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. Each Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, each Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of each Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of each Fund.

JNL/S&P MANAGED CONSERVATIVE FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]





In the periods shown in the chart, the Fund's highest quarterly return was 3.59% (3rd quarter of 2006) and its lowest quarterly return was -0.97% (1st quarter of 2005).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------- ------------------- ------------------
                                                                                1 year          Life of Fund*
------------------------------------------------------------------------- ------------------- ------------------
JNL/S&P Managed Conservative Fund  (Class A)                                    %                   %
Lehman Brothers Aggregate Bond Index                                            %                   %
S&P 500 Index                                                                   %                   %
------------------------------------------------------------------------- ------------------- ------------------

* The Fund began operations on October 4, 2004.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. To create a more representative return comparison, 20% of the Fund's return is benchmarked to the S&P 500 and the remaining 80% of the Fund is benchmarked to the Lehman Brothers Aggregate Bond Index.

JNL/S&P MANAGED MODERATE FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]





In the periods shown in the chart, the Fund's highest quarterly return was 4.16% (4th quarter of 2006) and its lowest quarterly return was -1.42% (1st quarter of 2005).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------------------- ------------------- ------------------
                                                                                1 year          Life of Fund*
------------------------------------------------------------------------- ------------------- ------------------
JNL/S&P Managed Moderate Fund  (Class A)                                        %                  %
Lehman Brothers Aggregate Bond Index                                            %                   %
S&P 500 Index                                                                   %                   %
------------------------------------------------------------------------- ------------------- ------------------

* The Fund began operations on October 4, 2004.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. To create a more representative return comparison, 40% of the Fund's return is benchmarked to the S&P 500 and the remaining 60% of the Fund is benchmarked to the Lehman Brothers Aggregate Bond Index.

JNL/S&P MANAGED MODERATE GROWTH FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]





In the period shown in the chart, the Fund's highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -8.04% (3rd quarter of 2001).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


--------------------------------------------------------------- ----------------- -------------- ------------------
                                                                     1 year          5 year        Life of Fund*
--------------------------------------------------------------- ----------------- -------------- ------------------
JNL/S&P Managed Moderate Growth Fund  (Class A)                      %                %                %
 S&P 500 Index                                                       %                %                %
Lehman Brothers Aggregate Bond Index                                 %                %                %
--------------------------------------------------------------- ----------------- -------------- ------------------


* The Fund began operations on April 9, 1998.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. To create a more representative return comparison, 60% of the Fund's return is benchmarked to the S&P 500 and the remaining 40% of the Fund is benchmarked to the Lehman Brothers Aggregate Bond Index.

JNL/S&P MANAGED GROWTH FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [to be updated by amendment]





In the period shown in the chart, the Fund's highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -11.27% (3rd quarter of 2001).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


----------------------------------------------------------- ------------------- ------------------ ------------------
                                                                  1 year             5 year          Life of Fund*
----------------------------------------------------------- ------------------- ------------------ ------------------
JNL/S&P Managed Growth Fund  (Class A)                             %                  %                   %
S&P 500 Index                                                      %                  %                   %
 Lehman Brothers Aggregate Bond Index                              %                  %                   %
----------------------------------------------------------- ------------------- ------------------ ------------------


* The Fund began operations on April 8, 1998.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. To create a more representative return comparison, 80% of the Fund's return is benchmarked to the S&P 500 and the remaining 20% is benchmarked to the Lehman Brothers Aggregate Bond Index.

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]





In the period shown in the chart, the Fund's highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -15.21% (3rd quarter of 2001).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

------------------------------------------------------------- ------------------- ------------------ ------------------
                                                                    1 year             5 year          Life of Fund*

------------------------------------------------------------- ------------------- ------------------ ------------------
JNL/S&P Managed Aggressive Growth Fund  (Class A)                    %                  %                  %
S&P 500 Index                                                        %                  %                  %
Lehman Brothers Aggregate Bond Index                                 %                  %                  %
------------------------------------------------------------- ------------------- ------------------ ------------------

* The Fund began operations on April 8, 1998.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. To create a more representative return comparison, 90% of the Fund's return is benchmarked to the S&P 500 and the remaining 10% is benchmarked to the Lehman Brothers Aggregate Bond Index.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

JNL/S&P MANAGED CONSERVATIVE FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P MANAGED MODERATE FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P MANAGED MODERATE GROWTH FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P MANAGED GROWTH FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------


* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2008. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts, the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/S&P MANAGED CONSERVATIVE FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P MANAGED MODERATE FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                      $1,340
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P MANAGED MODERATE GROWTH FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P MANAGED GROWTH FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in each Fund's Semi-Annual Report dated June 30, 2008.

JNL/S&P RETIREMENT INCOME FUND
JNL/S&P RETIREMENT 2015 FUND
JNL/S&P RETIREMENT 2020 FUND
JNL/S&P RETIREMENT 2025 FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/S&P RETIREMENT INCOME FUND is high current income and as a secondary objective, capital appreciation.

The investment objective of the JNL/S&P RETIREMENT 2015 FUND is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

The investment objective of the JNL/S&P RETIREMENT 2020 FUND is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

The investment objective of the JNL/S&P RETIREMENT 2025 FUND is high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund.

PRINCIPAL INVESTMENT STRATEGIES.

JNL/S&P RETIREMENT INCOME FUND

The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds ("Underlying Funds") using an asset allocation strategy designed for investors already in or near retirement. The Underlying Funds in which the JNL/S&P Retirement Income Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

JNL/S&P   RETIREMENT  2015  FUND,  JNL/S&P  RETIREMENT  2020  FUND  AND  JNL/S&P
RETIREMENT 2025 FUND

Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds ("Underlying Funds") using an asset allocation strategy designed for investors expecting to retire around the year 2015 for the JNL/S&P Retirement 2015 Fund, 2020 for the JNL/S&P Retirement 2020 Fund and 2025 for the JNL/S&P Retirement 2025 Fund. The Underlying Funds in which the Funds may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. In general, the asset allocation strategy assumes a retirement age of 65.

Under normal circumstances, the JNL/S&P Retirement 2015 Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2015 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

The Funds will allocate assets among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in domestic equity funds, 55% in investment grade fixed income funds, and 10% in short-term funds (approximately 4 - 5 years after the year 2015 for the JNL/SP Retirement 2015 Fund, after the year 2020 for the JNL/S&P Retirement 2020 Fund and after the year 2025 for the JNL/S&P Retirement 2025
Fund) which is the target asset allocation strategy for the JNL/S&P Retirement Income Fund. The Funds will begin to be managed towards a more conservative mix of investments as the Funds approach the target retirement date. Once the Funds' asset allocation is similar to that of the JNL/S&P Retirement Income Fund, it is expected that the Funds will be merged into the JNL/S&P Retirement Income Fund, subject to approval by the Board of Trustees. After the merger, shareholders will own shares of the JNL/S&P Retirement Income Fund. Information on the JNL/S&P Retirement Income Fund can be found elsewhere in this prospectus.

Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.


Please see the disclosure beginning on page 414 for the principal investment strategies and risks.


The following is a list of Underlying Funds that each Fund may currently invest in. Each Fund and the Underlying Funds have the same investment adviser.

JNL SERIES TRUST

JNL/AIM International Growth Fund                            JNL/M&G Global Leaders Fund
JNL/AIM Large Cap Growth Fund                                JNL/Mellon Capital Management S&P 500 Index Fund
JNL/AIM Global Real Estate Fund                              JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/AIM Small Cap Growth Fund                                JNL/Mellon Capital Management Small Cap Index Fund
JNL/Capital Guardian Global Balanced Fund JNL/Capital        JNL/Mellon Capital Management International Index Fund
Guardian Global Diversified Research Fund                    JNL/Mellon Capital Management Bond Index Fund
JNL/Capital Guardian International Small Cap Fund            JNL/Oppenheimer Global Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund                 JNL/PAM Asia ex-Japan Fund
JNL/Credit Suisse Global Natural Resources Fund              JNL/PAM China-India Fund
JNL/Credit Suisse Long/Short Fund                            JNL/PIMCO Real Return Fund
JNL/Eagle Core Equity Fund                                   JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity Fund                               JNL/PPM America Core Equity Fund
JNL/Franklin Templeton Global Growth Fund                    JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund                           JNL/PPM America Mid Cap Value Fund
JNL/Franklin Templeton Mutual Shares Fund                    JNL/PPM America Small Cap Value Fund
JNL/Franklin Templeton Small Cap Value Fund                  JNL/PPM America Value Equity Fund
JNL/Goldman Sachs Core Plus Bond Fund                        JNL/Red Rocks Private Listed Equity Fund
JNL/Goldman Sachs Emerging Markets Debt Fund                 JNL/Select Balanced Fund
JNL/Goldman Sachs Mid Cap Value Fund                         JNL/Select Money Market Fund
JNL/Goldman Sachs Short Duration Bond Fund                   JNL/Select Value Fund
JNL/JPMorgan International Value Fund                        JNL/T. Rowe Price Established Growth Fund
JNL/JPMorgan MidCap Growth Fund                              JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund             JNL/T. Rowe Price Value Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

JNL/S&P RETIREMENT INCOME FUND

The following chart shows how we expect the asset allocations for the Fund to be over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND, AND JNL/S&P RETIREMENT 2025 FUND

The following charts show how we expect the asset allocations for each Fund to change over time. The charts in general reflect the shift to a more conservative allocation by reducing the equity exposure over time. The actual allocations may differ from this chart.

[OBJECT OMITTED]

[OBJECT OMITTED]

[OBJECT OMITTED]

Each Fund seeks to achieve high total return through its investments in Underlying Funds that invest primarily in equity securities, including foreign securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Each Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities or short-term securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. Each Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in each Fund is not guaranteed. As with any mutual fund, the value of each Fund's shares will change, and you could lose money by investing in each Fund. Since each Fund invests its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying Funds. Each Fund's exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed income or money market securities. Accordingly, a variety of factors may influence the performance of each Fund, such as:


     o    ALLOCATION RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    EMERGING MARKETS RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    LEVERAGING RISK
     o    MARKET RISK
     o    NON-DIVERSIFICATION RISK
     o    PREPAYMENT RISK
     o    UNDERLYING FUNDS RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


Because each Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information about those Underlying Funds.

PERFORMANCE. The bar chart and table below show the past performance of each Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows each Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. Each Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, each Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of each Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of each Fund.

JNL/S&P RETIREMENT INCOME FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [to be updated by amendment]





In the period shown in the chart, the Fund's highest quarterly return was 3.80% (3rd quarter of 2006) and its lowest quarterly return was -0.70% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

--------------------------------------------------------------------------- ----------------- ----------------------
                                                                                 1 year           Life of Fund*

--------------------------------------------------------------------------- ----------------- ----------------------
JNL/S&P Retirement Income Fund  (Class A)                                         %                     %
Lehman Brothers Aggregate Bond Index                                              %                     %
S&P 500 Index                                                                     %                     %
--------------------------------------------------------------------------- ----------------- ----------------------

* The Fund began operations on January 17, 2006.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The S&P 500 Index is the Standard & Poor's Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

JNL/S&P RETIREMENT 2015 FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [to be updated by amendment]





In the period shown in the chart, the Fund's highest quarterly return was 5.77% (4th quarter of 2006) and its lowest quarterly return was -1.86% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

--------------------------------------------------------------------------- ----------------- -----------------------
                                                                                 1 year           Life of Fund*
--------------------------------------------------------------------------- ----------------- -----------------------
JNL/S&P Retirement 2015 Fund  (Class A)                                          %                   %
Lehman Brothers Aggregate Bond Index                                             %                   %
S&P 500 Index                                                                    %                   %
--------------------------------------------------------------------------- ----------------- -----------------------

* The Fund began operations on January 17, 2006.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The S&P 500 Index is the Standard & Poor's Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

JNL/S&P RETIREMENT 2020 FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [to be updated by amendment]





In the period shown in the chart, the Fund's highest quarterly return was 6.51% (4th quarter of 2006) and its lowest quarterly return was -2.13% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

---------------------------------------------------------------------------- ----------------- ---------------------
                                                                                  1 year          Life of Fund*

---------------------------------------------------------------------------- ----------------- ---------------------
JNL/S&P Retirement 2020 Fund  (Class A)                                            %                   %
Lehman Brothers Aggregate Bond Index                                               %                   %
S&P 500 Index                                                                      %                   %
---------------------------------------------------------------------------- ----------------- ---------------------

* The Fund began operations on January 17, 2006.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The S&P 500 Index is the Standard & Poor's Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

JNL/S&P RETIREMENT 2025 FUND


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [to be updated by amendment]





In the period shown in the chart, the Fund's highest quarterly return was 6.97% (4th quarter of 2006) and its lowest quarterly return was -2.41% (2nd quarter of 2006).


AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]

--------------------------------------------------------------------------------- --------------- -------------------
                                                                                      1 year        Life of Fund*

--------------------------------------------------------------------------------- --------------- -------------------
JNL/S&P Retirement 2025 Fund  (Class A)                                                 %                %
Lehman Brothers Aggregate Bond Index                                                    %                %
S&P 500 Index                                                                           %                %
--------------------------------------------------------------------------------- --------------- -------------------

* The Fund began operations on January 17, 2006.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The S&P 500 Index is the Standard & Poor's Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

JNL/S&P RETIREMENT INCOME FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P RETIREMENT 2015 FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P RETIREMENT 2020 FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P RETIREMENT 2025 FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------


* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the year ended December 31, 2008. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/S&P RETIREMENT INCOME FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P RETIREMENT 2015 FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P RETIREMENT 2020 FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P RETIREMENT 2025 FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in each Fund's Semi-Annual Report dated June 30, 2008.

JNL/S&P DISCIPLINED MODERATE FUND
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
JNL/S&P DISCIPLINED GROWTH FUND

INVESTMENT OBJECTIVES. The investment objective of the JNL/S&P DISCIPLINED MODERATE FUND is to seek capital growth. Current income is a secondary objective.

The investment objective of the JNL/S&P DISCIPLINED MODERATE GROWTH FUND is to seek capital growth and current income.

The investment objective of the JNL/S&P DISCIPLINED GROWTH FUND is capital growth.

PRINCIPAL INVESTMENT STRATEGIES. Each Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the JNL/S&P DISCIPLINED MODERATE FUND allocates approximately 50% to 70% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Under normal circumstances, the JNL/S&P DISCIPLINED MODERATE GROWTH FUND allocates approximately 70% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

Under normal circumstances, the JNL/S&P DISCIPLINED GROWTH FUND allocates approximately 80% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

Within these asset classes, each Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Acting as Sub-Adviser, Standard & Poor's Investment Advisory Services LLC ("SPIAS") provides JNAM advice regarding the allocation of investments among the universe of Funds specified by JNAM and listed below. Among the considerations that SPIAS uses to determine specific percentage allocations to any particular fund are market and economic conditions, historical performance of each Fund and its related asset class, expected performance of each Fund and its related asset class based on quantitative and qualitative investment analysis, as well as diversification requirements to control overall portfolio risk exposure. SPIAS' investment recommendations are periodically reviewed and revised based on changing market and economic conditions that may affect specific funds or asset classes.


Please see the disclosure beginning on page 414 for the principal investment strategies and risks.


JNL SERIES TRUST

JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/PIMCO Real Return Fund
JNL/Select Money Market Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund

Each Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The JNL/S&P Disciplined Moderate Fund and the JNL/S&P Disciplined Moderate Growth Fund seek to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The JNL/S&P Disciplined Moderate Fund and the JNL/S&P Disciplined Moderate Growth Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN EACH FUND. An investment in each Fund is not guaranteed. As with any mutual fund, the value of each Fund's shares will change, and you could lose money by investing in each Fund. Since each Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Sub-Adviser's allocation among the Underlying Funds. Each Fund's exposure to each category of risk varies as a result of changes in its percentage allocations to Underlying Funds that invest primarily in equity, fixed allocation or money market securities. Accordingly, a variety of factors may influence the performance of each Fund, such as:


     o    ALLOCATION RISK
     o    COUNTERPARTY AND SETTLEMENT RISK
     o    CREDIT RISK
     o    CURRENCY RISK
     o    DERIVATIVES RISK
     o    FOREIGN SECURITIES RISK
     o    HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES
     o    INDEX INVESTING RISK
     o    INTEREST RATE RISK
     o    ISSUER RISK
     o    LEVERAGING RISK
     o    LICENSE TERMINATION RISK
     o    LIQUIDITY RISK
     o    MARKET RISK
     o    MID-CAPITALIZATION INVESTING RISK
     o    MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK
     o    NON-DIVERSIFICATION RISK
     o    PREPAYMENT RISK
     o    SMALL CAP INVESTING RISK
     o    UNDERLYING FUNDS RISK
     o    U.S. GOVERNMENT SECURITIES RISK

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the SAI.


Because each Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective prospectus for the JNL Series Trust and the JNL Variable Fund LLC for the particular information about those Underlying Funds.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Effective April 6, 2009, the JNL/S&P Growth Retirement Strategy Fund ("Acquired Fund") was combined with JNL/S&P Disciplined Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective April 6, 2009, the JNL/S&P Moderate Growth Retirement Strategy Fund ("Acquired Fund") was combined with JNL/S&P Disciplined Moderate Growth Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective April 6, 2009, the JNL/S&P Moderate Retirement Strategy Fund ("Acquired Fund") was combined with JNL/S&P Disciplined Moderate Fund with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

JNL/S&P DISCIPLINED MODERATE FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/S&P Disciplined Moderate Fund                                          %                  %
Lehman Brothers Aggregate Bond Index                                       %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

JNL/S&P DISCIPLINED MODERATE GROWTH FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/S&P Disciplined Moderate Growth Fund                                         %                     %
Lehman Brothers Aggregate Bond Index                                             %                     %
S&P 500 Index                                                                    %                     %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

JNL/S&P DISCIPLINED GROWTH FUND

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE UPDATED BY AMENDMENT]




In the periods shown in the chart, the Fund's highest quarterly return was ____% (____ quarter of _____) and its lowest quarterly return was ______% (____ quarter of ______).

AVERAGE  ANNUAL  TOTAL  RETURNS  AS OF  DECEMBER  31,  2008  [TO BE  UPDATED  BY
AMENDMENT]


-------------------------------------------------------------------------- ------------------ ---------------------
                                                                                1 year           Life of Fund*
-------------------------------------------------------------------------- ------------------ ---------------------
JNL/S&P Disciplined Growth Fund                                            %                  %
Lehman Brothers Aggregate Bond Index                                       %                  %
S&P 500 Index                                                              %                  %
-------------------------------------------------------------------------- ------------------ ---------------------



* The Fund began operations on January 16, 2007.
The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor. The expenses do not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

JNL/S&P DISCIPLINED MODERATE FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------

JNL/S&P DISCIPLINED GROWTH FUND


[to be updated by amendment]


--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee                                                                           %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                          %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Acquired Fund Fees and Expenses*                                                                        %
---------------------------------------------------------------------------------------------- ---------------------
---------------------------------------------------------------------------------------------- ---------------------
Total Annual Fund Operating Expenses                                                                    %
---------------------------------------------------------------------------------------------- ---------------------


* Because each Fund invests in Underlying Funds, each Fund will indirectly bear its pro rata share of fees and expenses of the Underlying Funds in addition to the other expenses shown. Amount is based on the allocations to Underlying Funds during the period ended December 31, 2008. Current allocations may be different and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contract or the Separate Account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of each Fund. The example also assumes that each Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL/S&P DISCIPLINED MODERATE FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------

JNL/S&P DISCIPLINED GROWTH FUND


[to be updated by amendment]


-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF EACH FUND. There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. The additional risk includes:

     o    TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS

Please see the "Summary of Principal Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.


The SAI has more information about each Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS was established in 1995. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, and credit ratings to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

Massimo Santicchia and John W. Krey share the primary responsibility for the development of the investment allocations of each Fund.

Massimo Santicchia has been a Vice President with SPIAS since March 2008. Prior to his appointment, Mr. Santicchia was Director since April 2005 and lead portfolio officer since January 2008. Mr. Santicchia directs all aspects of SPIAS' investment strategy programs. Mr. Santicchia oversees establishment of baseline asset allocation strategies, research, evaluation and selection of investments and alignment of investment selections within an organization's investment programs. From 2001 to 2005 Mr. Santicchia served as a member of Standard & Poor's Equity Research staff, with the last position held of Senior Investment Officer.

Mr. Krey has been a Senior Portfolio Officer of SPIAS since March 2003. Mr. Krey concentrates on global and international equity as well as international fixed income strategy. Before joining Standard & Poor's, Mr. Krey was a portfolio manager and chief investment strategist for the international high net worth private banking division of Barclays Bank from 1992 to 1997. Mr. Krey holds masters degrees in economics and International relations from Long Island University.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation, other accounts managed, and ownership of securities in each Fund.


A  discussion   regarding  the  Board  of  Trustees'  basis  for  approving  the sub-advisory agreement is available in each Fund's Semi-Annual Report dated June 30, 2008.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days' written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Funds to invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds. Under the relief, a Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the Trust's investment adviser or its affiliates. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances. The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

                           SUMMARY OF PRINCIPAL RISKS

ACCOUNTING RISK - The investment selection criteria used by the Fund/Underlying Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund/Underlying Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others, including foreign and other jurisdictional requirements. As a result, there can be no assurance that the Fund/Underlying Fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

ALLOCATION RISK - The Fund is subject to the risk of the Sub-Adviser's ability to identify or anticipate changes in market and economic conditions in connection with determining and revising the percentages of allocations among and the selection of appropriate Underlying Funds.

ASIA EX-JAPAN CONCENTRATION RISK - Because the Fund's investments are concentrated in Asia ex-Japan countries, the Fund's performance is expected to be closely tied to social, political and economic conditions within these countries and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

CHINA AND INDIA COUNTRY SPECIFIC RISKS - Because the Fund will primarily invest in equity and equity-related securities in the People's Republic of China and India, the Fund will be exposed to market, currency, and other risks related to specifically to the economies of China and India. Both countries' markets are subject to volatility and structural risks. There can be no guarantee that government reforms and move to capitalism will positively impact the economies of either country. China and India are developing countries, and stable economic growth may be hampered by a number of factors, including, but not limited, to burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability. These risks will have a corresponding affect on securities in which the Fund invests, and the Fund may experience volatility related to its concentration in China and India.

COMPANY RISK - The Fund/Underlying Fund may invest in U.S. and/or foreign traded equity securities, they are subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

CONVERTIBLE SECURITIES RISK - The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

COUNTERPARTY AND SETTLEMENT RISK - The Fund/Underlying Fund may be exposed to credit risk on the counterparties (the other party(ies) involved in the transaction with each Fund) with which it trades particularly in relation to options, futures contracts and other derivative financial instruments. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearing house. The Fund will be subject to the possibility of the insolvency, bankruptcy or default of a counterparty with which each Fund trades, which could result in substantial losses to the Fund. The Fund will also be exposed to credit risk on parties with whom it trades securities, and may also bear the risk of settlement default, in particular in relation to debt securities such as bonds, notes and similar debt obligations or instruments. Investors should also note that settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries and this therefore increases the risk of settlement default, which could result in substantial losses for each Fund in respect to investments in emerging markets. Investors should also note that the securities of small capitalization companies as well as the securities of companies domiciled in emerging markets are often less liquid and more volatile than securities of large capitalization companies or companies domiciled in more developed markets, which may result in fluctuations in the price of the Fund.

COUNTRY SPECIFIC RISKS - Certain of the Funds may invest in securities of a limited number of countries. A Fund that invests in a few, select countries will be exposed to market, currency, and other risks related to specifically to the economies of those countries. Government regulations and limitations on transactions and capital flows could negatively impact Fund performance. Country specific issues could magnify the negative performance of a Fund. The Fund may be subject to volatility and structural risks associated with specific countries, and performance may lag a Fund that invests in a diversified portfolio across many countries.

CREDIT RISK - The Fund/Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

CURRENCY RISK - The value of the Fund's/Underlying Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's/Underlying Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

CYCLICAL OPPORTUNITIES RISK- The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices. Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

DERIVATIVES RISK - Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund's/Underlying Fund's Sub-Adviser must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. For index funds the derivatives purchased are priced on the index that the Sub-Adviser is tracking. The Fund's/Underlying Fund's Sub-Adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund/Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund/Underlying Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund/Underlying Fund, depending on the nature and extent of the derivatives in the Fund's/Underlying Fund's portfolio. If the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. The Funds may also be exposed to "Counterparty Risk" (as set forth herein) when entering into agreements related to derivatives instruments or purchasing derivatives instruments.

As an open-end investment company registered with the SEC the Fund/Underlying Fund is subject to the Federal Securities Laws including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions with respect to certain kinds of derivatives, the Fund/Underlying Fund must "set aside" (referred to sometimes as "asset segregation" or "coverage") liquid assets, or engage in other SEC or staff approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund/Underlying Fund must cover its open positions by setting aside liquid assets equal to the contracts' full notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund/Underlying Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked - to market (net) obligations, if any (i.e., the Fund's/Underlying Fund's daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Fund/Underlying Fund will have the ability to employ leverage to a greater extent than if the Fund/Underlying Fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See below for leveraging risk. The Fund/Underlying Fund reserves the right to modify its asset segregation policy in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

EMERGING MARKETS RISK - The Fund/Underlying Fund may invest a portion of its assets (each of the JNL/PAM China-India Fund and the JNL/PAM Asia ex-Japan Fund will generally invest a significant portion of its assets) in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

EUROPEAN INVESTING RISK - Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union
(EU),  and many are also  members of the European  Economic  and Monetary  Union
(EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires of its candidates for EMU membership. Unemployment in Europe has historically been higher than in the United States. Eastern European countries generally continue to move toward market economies. Because Fund concentrates its investments in Europe, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

FOREIGN SECURITIES RISK - Investments in foreign securities involve risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's/Underlying Fund's performance to fluctuate more than if it held only U.S. securities.

GROWTH INVESTING RISK- Growth stocks can perform differently from the market as a whole or other types of stocks. Growth stocks are generally priced on future earnings or anticipated earnings, and may be more expensive relative to their earnings or assets compared with other types of stocks. As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, and can be more volatile than other types of stocks.

HIGH-YIELD BONDS, LOWER-RATED BONDS, AND UNRATED SECURITIES - High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as "junk bonds," and are considered below "investment-grade" by national ratings agencies. Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments. In the event of an unanticipated default, the Fund/Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

INDEX INVESTING RISK- Market fluctuations can cause the performance of an Index to be significantly influenced by a handful of companies. Thus, the Fund's/Underlying Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's/Underlying Fund's performance may sometimes be lower than that of other types of funds that actively invest in stocks that comprise the index. The Fund/Underlying Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Fund/Underlying Fund and index performance may be affected by the Fund's/Underlying Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's/Underlying Fund's portfolio, the timing of purchases and redemptions of the Fund's/Underlying Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's/Underlying Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Fund/Underlying Fund has expenses and other investment considerations that an index does not, the Fund's/Underlying Fund's performance may be lower than that of the index.

INDUSTRY CONCENTRATION RISK - Because of the rebalance of the portfolio on the Stock Selection Date, the Fund may be concentrated in certain industry(s) after the Stock Selection Date. As a result, the Fund's performance may be closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries.

INDUSTRY CONCENTRATION RISK (JNL/RED ROCKS LISTED PRIVATE EQUITY FUND ONLY) - The risk that the Fund's investments may be concentrated within private equity related industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

INTEREST RATE RISK - The risk that when interest rates increase, fixed income securities held by a Fund/Underlying Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. The Fund/Underlying Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

INVESTING RISK ARISING FROM JUDGMENT ON VALUATION - The valuation approach that is inherent to the quantitative process carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

INVESTMENTS IN IPOS - The Fund may participate in the initial public offering ("IPO") market. Any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return. The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

INVESTMENT STRATEGY RISK - The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

INVESTMENT STYLE RISK - The Fund is subject to the risk that returns from a certain investment style may trail returns from the overall stock market. Certain Funds may use a "growth" investing style while other Funds may use a "value" investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other. These periods, in the past, sometimes have lasted for several years.

ISSUER RISK - The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

LEVERAGING RISK - Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Fund/Underlying Fund will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund/Underlying Fund to be more volatile than if the Fund/Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's/Underlying Fund's portfolio securities.

LICENSE TERMINATION RISK - Certain Funds/Underlying Funds rely on licenses from third parties that permit the use of the intellectual property of such parties in connection with the name and/or investment strategies of the Funds/Underlying Funds. Such licenses may be terminated by the licensors, and as a result the Strategy/Fund may lose its ability to receive data from the third party as it relates to the licensed investment strategy, to use the licensed name or the licensed investment strategy. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the Fund/Underlying Fund, including the possibility that a Fund/Underlying Fund may have to change investment strategy.

LIMITED MANAGEMENT RISK - The Fund's/Underlying Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the Fund/Underlying Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund/Underlying Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund/Underlying Fund from taking advantage of opportunities available to other funds.

LIQUIDITY RISK - Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's/Underlying Fund's investments in an illiquid or thinly-traded security may reduce the returns of the Fund/Underlying Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds/Underlying Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MARKET RISK - Because the Fund/Underlying Fund invests in stocks (sometimes referred to as equities), it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. Consequently, a broad-based market drop may also cause a stock's price to fall.

     Securities may also decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Fund/Underlying Fund invests, and may not favor equity securities at all.

     For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund/Underlying Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

MID-CAPITALIZATION INVESTING RISK - The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. The companies in which the Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to enable a Fund/Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund may not be appropriate for all investors.

MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES RISK - A Fund/Underlying Fund that purchases mortgage-related securities and mortgage-backed securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund/Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. Rising interest rates and falling property prices may increase the likelihood that individuals and entities may fall behind or fail to make payments on their mortgages. This is referred to as default risk. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. In addition, a number of mortgage defaults could lead to a decline in the value of mortgage-backed and mortgage-related securities. Mortgage-related securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund/Underlying Fund because the Fund/Underlying Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk

     Investments in mortgage-backed securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments or defaults on the underlying mortgages serving as collateral. An increase or decrease in payment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of payments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation, interest rates, and/or tax policies.

NON-DIVERSIFICATION RISK - The Fund is "non-diversified." Under a definition provided by the 1940 Act, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the 1940 Act, the Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

PACIFIC RIM INVESTING RISK - The Pacific Rim economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. However, the Fund will invest in developed markets. Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time. Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Because the Fund's investments are concentrated in the Pacific Rim, the Fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Rim and to be more volatile than the performance of more geographically diversified funds.

PORTFOLIO TURNOVER - The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase realized short-term capital gains and losses.

PREPAYMENT RISK - During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

PRIVATE EQUITY RISK - In addition to the risks associated with the Fund's direct investments, the Fund is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Fund invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, sector risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies' derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

     There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

     Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of in-vestments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

REAL ESTATE INVESTMENT RISK - Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company's ability to operate effectively. Real estate risk may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies. Real estate companies, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger company shares. The Fund could conceivably hold real estate directly if a company defaults on debt securities the Fund owns. In that event, an investment in the Fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate (liquidity risks), declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates. The value of a Fund's investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.

     Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES - A Fund/Underlying Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Fund's/Underlying Fund's Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or about to be, involved in reorganizations, financial restructurings or bankruptcy.

     A merger or other restructuring or tender or exchange offer proposed at the time a Fund/Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, if at all, resulting in losses to the Fund/Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

RISK OF INVESTMENT IN BANKING INDUSTRY - Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

SECTOR RISK- The Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By having significant investments in a particular sector from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

     Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have significant impact on financial services companies.

SHORT SALES RISK - A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SMALL CAP INVESTING RISK - Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund/Underlying Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund/Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Fund/Underlying Fund may not be appropriate for all investors.

SPECULATIVE EXPOSURE RISK - To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

SYNTHETIC INSTRUMENTS RISK - Investing in synthetic instruments involves risks that the fluctuations in the values may not correlate perfectly with the overall securities market. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter part risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

TEMPORARY DEFENSIVE POSITIONS AND LARGE CASH POSITIONS - In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund/Underlying Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. The Fund/Underlying Fund reserves the right to invest without limitation in such instruments. During periods in which a Fund/Underlying Fund employs such a temporary defensive strategy or holds large cash positions, the Fund/Underlying Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the Fund's/Underlying Fund's portfolio and may affect the Fund's/Underlying Fund's performance.

TRADING COST AND REBALANCE RISK - Due to the investment strategy of the Fund/Underlying Fund, the Fund's/Underlying Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The
Fund's/Underlying Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund/Underlying Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund/Underlying Fund may incur significant trading costs and commissions, which could negatively affect performance.

UNDERLYING FUNDS RISK - Because the Fund is a "Fund of Funds" and invests substantially all of its assets in "Underlying Funds," the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. As an investor in an Underlying Fund, the Fund also will bear its pro-rata portion of the operating expenses of that Underlying Fund, including Management and Administrative Fees and 12b-1 fees.

U.S. GOVERNMENT OBLIGATIONS RISK - The Fund/Underlying Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the former Student Loan Marketing Association; or
(iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund/Underlying Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

     On September 2008, the FHLMC and FNMA were placed under the conservatorship of the Federal Housing Finance Agency. Also in September 2008, the U.S. Department of the Treasury announced (i) a commitment of indefinite duration to maintain the positive net worth of FHLMC and FNMA in exchange for senior preferred stock and warrants for common stock of the entities, and (ii) took additional steps to provide liquidity to FHLMC and FNMA. It is unclear what effect the conservatorship and actions by the Treasury Department will have on FHLMC and FNMA. FHLMC and FNMA also recently have been the subject of increased scrutiny by Congress, and investigation by federal regulators over accounting and corporate governance matters. The results of any legislation or investigation could adversely affect FHLMC and/or FNMA and, as a result, the payment of principal or interest on mortgage-backed and mortgage-related securities.

VALUE INVESTING RISK- The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the Fund's/Underlying Fund's Sub-Adviser if other investors fail to recognize the company's value or the factors that the Fund's/Underlying Fund's Sub-Adviser believes will increase the price of the security do not occur.

VALUE INVESTING RISK (JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND) - The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company's value or the factors that the manager believes will increase the price of the security do not occur.

     The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered "cheap" in the Sub-Adviser's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

                             MANAGEMENT OF THE TRUST


INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLCSM ("JNAM(R)" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

A discussion regarding the Board of Trustees' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2008.

MANAGEMENT FEE

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund. Each JNL/S&P Fund (except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund), the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, and the JNL Institutional Alt 65 Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.

----------------------------------------------------- ---------------------------------- ---------------------------
                                                                                                Advisory Fee
                                                                                           (Annual Rate Based on
                                                                                           Average Net Assets of
Fund                                                  Assets                                     each Fund)
----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL Institutional Alt 20 Fund                         $0 to $500 million                                       .15%
                                                      Over $500 million                                        .10%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL Institutional Alt 35 Fund                         $0 to $500 million                                       .15%
                                                      Over $500 million                                        .10%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL Institutional Alt 50 Fund                         $0 to $500 million                                       .15%
                                                      Over $500 million                                        .10%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL Institutional Alt 65 Fund                         $0 to $500 million                                       .15%
                                                      Over $500 million                                        .10%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/AIM International Growth Fund                     $0 to $150 million                                       .70%
                                                       $150 million to $500 million                            .65%
                                                      Over $500 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/AIM Large Cap Growth Fund                         $0 to $150 million                                       .70%
                                                      Over $150 million                                        .65%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/AIM Global Real Estate Fund                       $0 to $50 million                                        .75%
                                                      Over $50 million                                         .70%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/AIM Small Cap Growth Fund                         $0 to $300 million                                       .85%
                                                      Over $300 million                                        .80%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Capital Guardian Global Balanced Fund             $0 to $500 million                                       .65%
                                                      Over $500 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Capital Guardian Global Diversified Research      $0 to $150 million                                       .75%
Fund                                                  $150 million to $500 million                             .70%
                                                      $500 million to $750 million                             .65%
                                                      Over $750 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Capital Guardian International Small Cap Fund     $0 to $500 million                                       .95%
                                                      Over $500 million                                        .90%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Capital Guardian U.S. Growth Equity Fund          $0 to $150 million                                       .70%
                                                      $150 million to $500 million                             .65%
                                                      $500 million to $750 million                             .60%
                                                      Over $750 million                                        .55%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Global Natural Resources Fund       $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Credit Suisse Long/Short Fund                     $0 to $300 million                                       .80%
                                                      Over $300 million                                        .75%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Eagle Core Equity Fund                            $0 to $100 million                                       .65%
                                                      $100 million to $300 million                             .60%
                                                      Over $300 million                                        .55%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Eagle SmallCap Equity Fund                        $0 to $100 million                                       .75%
                                                      $100 million to $500 million                             .70%
                                                      Over $500 million                                        .65%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Franklin Templeton Founding Strategy Fund         All Assets                                                 0%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Franklin Templeton Global Growth Fund             $0 to $300 million                                       .75%
                                                      $300 to $500 million                                     .65%
                                                      Over $500 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Franklin Templeton Income Fund                    $0 to $100 million                                       .80%
                                                      $100 million to $200 million                             .75%
                                                      $200 million to $500 million                             .65%
                                                      Over $500 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Franklin Templeton Mutual Shares Fund             $0 to $500 million                                       .75%
                                                      Over $500 million                                        .70%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Franklin Templeton Small Cap Value Fund           $0 to $200 million                                       .85%
                                                      $200 million to $500 million                             .77%
                                                      Over $500 million                                        .75%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Goldman Sachs Core Plus Bond Fund                 $0 to $500 million                                       .60%
                                                      Over $500 million                                        .55%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund          $0 to $200 million                                       .75%
                                                      Over $200 million                                        .70%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Goldman Sachs Mid Cap Value Fund                  $0 to $100 million                                       .75%
                                                      Over $100 million                                        .70%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Goldman Sachs Short Duration Bond Fund            $0 to $250 million                                       .45%
                                                      Over $250 million                                        .40%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/JPMorgan International Value Fund                 $0 to $150 million                                       .70%
                                                      $150 million to $500 million                             .65%
                                                      Over $500 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/JPMorgan MidCap Growth Fund                       $0 to $250 million                                       .70%
                                                      $250 million to $750 million                             .65%
                                                      $750 million to $1,500 million                           .60%
                                                      Over $1,500 million                                      .55%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/JPMorgan U.S. Government & Quality Bond Fund      $0 to $150 million                                       .50%
                                                      $150 million to $300 million                             .45%
                                                      $300 million to $500 million                             .40%
                                                      Over $500 million                                        .35%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Lazard Emerging Markets Fund                      $0 to $100 million                                      1.00%
                                                      $100 million to $250 million                             .90%
                                                      Over $250 million                                        .85%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Lazard Mid Cap Equity Fund                        $0 to $50 million                                        .75%
                                                      $50 million to $250 million                              .70%
                                                      Over $250 million                                        .65%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/M&G Global Basics Fund                            $0 to $500 million                                       .85%
                                                      Over $500 million                                        .80%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/M&G Global Leaders Fund                           $0 to $500 million                                       .85%
                                                      Over $500 million                                        .80%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management 10 x 10 Fund            All Assets                                                 0%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Index 5 Fund            All Assets                                                 0%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management European 30 Fund        $0 to $50 million                                        .37%
                                                      $50 million to $100 million                              .31%
                                                      Over $100 million                                        .28%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Pacific 30 Fund         $0 to $50 million                                        .37%
                                                      $50 million to $100 million                              .31%
                                                      Over $100 million                                        .28%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management S&P 500 Index Fund      $0 to $500 million                                       .29%
                                                      $500 million to $750 million                             .24%
                                                      Over $750 million                                        .23%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index    $0 to $500 million                                       .29%
Fund                                                  $500 million to $750 million                             .24%
                                                      Over $750 million                                        .23%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Small Cap Index Fund    $0 to $500 million                                       .29%
                                                      $500 million to $750 million                             .24%
                                                      Over $750 million                                        .23%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management International Index     $0 to $500 million                                       .30%
Fund                                                  $500 million to $750 million                             .25%
                                                      Over $750 million                                        .24%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Mellon Capital Management Bond Index Fund         $0 to $500 million                                       .30%
                                                      $500 million to $750 million                             .25%
                                                      Over $750 million                                        .24%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Oppenheimer Global Growth Fund                    $0 to $300 million                                       .70%
                                                      Over $300 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PAM Asia ex-Japan Fund                            $0 to $500 million                                       .90%
                                                      Over $500 million                                        .85%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PAM China-India Fund                              $0 to $500 million                                       .90%
                                                      Over $500 million                                        .85%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PIMCO Real Return Fund                            $0 to $1 billion                                         .50%
                                                      Over $1 billion                                         .475%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PIMCO Total Return Bond Fund                      All assets                                               .50%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PPM America Core Equity Fund                      $0 to $150 million                                       .65%
                                                      $150 million to $300 million                             .60%
                                                      Over $300 million                                       .575%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PPM America High Yield Bond Fund                  $0 to $150 million                                       .50%
                                                      $150 million to $500 million                             .45%
                                                      Over $500 million                                       .425%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PPM America Mid Cap Value Fund                    $0 to $500 million                                       .75%
                                                      Over $500 million                                        .70%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PPM America Small Cap Value Fund                  $0 to $500 million                                       .75%
                                                      Over $500 million                                        .70%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/PPM America Value Equity Fund                     $0 to $300 million                                       .55%
                                                      Over $300 million                                        .50%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Red Rocks Listed Private Equity Fund              $0 to $200 million                                       .85%
                                                      Over $200 million                                        .80%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Select Balanced Fund                              $0 to $50 million                                        .55%
                                                      $50 million to $150 million                              .50%
                                                      $150 million to $300 million                            .475%
                                                      $300 million to $500 million                             .45%
                                                      Over $500 million                                       .425%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Select Money Market Fund                          $0 to $500 million                                       .28%
                                                      Over $500 million                                        .25%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/Select Value Fund                                 $0 to $300 million                                       .55%
                                                      $300 million to $500 million                             .50%
                                                      Over $500 million                                        .45%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Established Growth Fund             $0 to $150 million                                       .65%
                                                      $150 million to $500 million                             .60%
                                                      Over $500 million                                        .55%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund                 $0 to $150 million                                       .75%
                                                      Over $150 million                                        .70%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/T. Rowe Price Value Fund                          $0 to $150 million                                       .70%
                                                      $150 million to $500 million                             .65%
                                                      Over $500 million                                        .60%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Competitive Advantage Fund                    $0 to $500 million                                       .40%
                                                      Over $500 million                                        .35%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Dividend Income & Growth Fund                 $0 to $500 million                                       .40%
                                                      Over $500 million                                        .35%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Intrinsic Value Fund                          $0 to $500 million                                       .40%
                                                      Over $500 million                                        .35%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Total Yield Fund                              $0 to $500 million                                       .40%
                                                      Over $500 million                                        .35%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P 4 Fund                                        All Assets                                                 0%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Managed Conservative Fund                     $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Managed Moderate Fund                         $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Managed Moderate Growth                       $0 to $500 million                                       .13%
Fund                                                  Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Managed Growth Fund                           $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Managed Aggressive Growth Fund                $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Retirement Income Fund                        $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Retirement 2015 Fund                          $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Retirement 2020 Fund                          $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Retirement 2025 Fund                          $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Disciplined Moderate Fund                     $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Disciplined Moderate Growth Fund              $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------
JNL/S&P Disciplined Growth Fund                       $0 to $500 million                                       .13%
                                                      Over $500 million                                        .08%

----------------------------------------------------- ---------------------------------- ---------------------------
----------------------------------------------------- ---------------------------------- ---------------------------

SUB-ADVISORY ARRANGEMENTS

The Adviser selects, contracts with and compensates Sub-Advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such Sub-Advisers with the investment objectives and related policies of each Fund and reviews the performance of such Sub-Advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the Sub-Adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The Sub-Adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus. Each Sub-Adviser (except SPIAS as Sub-Adviser to the following
Funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P
Disciplined Growth Fund, and JNL/S&P 4 Fund), implements such programs by purchases and sales of securities. Because the investments of the Funds listed above for which SPIAS is Sub-Adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation. Each Sub-Adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. For the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund and the JNL/S&P Total Yield Fund, Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS. Mellon Capital directs portfolio transactions in the Funds, as required, to closely replicate the allocation instructions prepared by SPIAS.

As compensation for its services, each Sub-Adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate Sub-Advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o    Performing  initial due diligence on prospective  Sub-Advisers for the
          Funds;
     o    Monitoring the performance of Sub-Advisers;
     o    Communicating performance expectations to the Sub-Advisers; and
     o    Ultimately   recommending   to  the  Board  of   Trustees   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

                               ADMINISTRATIVE FEE

In  addition  to  the   investment   advisory   fee,  each  Fund  pays  to  JNAM
("Administrator") an Administrative Fee as annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees (categorized as "Other Expenses" in the fee tables).


----------------------------------------------------------------------------- ---------------- ---------------------
 FUNDS                                                                                           ADMINISTRATIVE
                                                                                  ASSETS               FEE
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL Institutional Alt 20 Fund                                                  All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL Institutional Alt 35 Fund                                                  All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL Institutional Alt 50 Fund                                                  All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL Institutional Alt 65 Fund                                                  All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/AIM International Growth Fund                                              All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/AIM Large Cap Growth Fund                                                  All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/AIM Global Real Estate Fund                                                All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/AIM Small Cap Growth Fund                                                  All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Capital Guardian Global Balanced Fund                                      All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Capital Guardian Global Diversified Research Fund                          All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Capital Guardian International Small Cap Fund                              All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Capital Guardian U.S. Growth Equity Fund                                   All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Global Natural Resources Fund                                All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Credit Suisse Long/Short Fund                                              All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Eagle Core Equity Fund                                                     All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Eagle SmallCap Equity Fund                                                 All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Founding Strategy Fund                                  All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Global Growth Fund                                      All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Income Fund                                             All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Mutual Shares Fund                                      All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Franklin Templeton Small Cap Value Fund                                    All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Goldman Sachs Core Plus Bond Fund                                          All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Goldman Sachs Emerging Markets Debt Fund                                   All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Goldman Sachs Mid Cap Value Fund                                           All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Goldman Sachs Short Duration Bond Fund                                     All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/JPMorgan International Value Fund                                          All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/JPMorgan MidCap Growth Fund                                                All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/JPMorgan U.S. Government & Quality Bond Fund                               All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Lazard Emerging Markets Fund                                               All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Lazard Mid Cap Equity Fund                                                 All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/M&G Global Basics Fund                                                     All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/M&G Global Leaders Fund                                                    All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management 10 x 10 Fund                                     All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Index 5 Fund                                     All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management European 30 Fund                                 All Assets              .20%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Pacific Rim 30 Fund                              All Assets              .20%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management S&P 500 Index Fund                               All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management S&P 400 MidCap Index Fund                        All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Small Cap Index Fund                             All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management International Index Fund                         All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Mellon Capital Management Bond Index Fund                                  All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Oppenheimer Global Growth Fund                                             All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM Asia ex-Japan Fund                                                     All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PAM China-India Fund                                                       All Assets              .20%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PIMCO Real Return Fund                                                     All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PIMCO Total Return Bond Fund                                               All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America Core Equity Fund                                               All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America High Yield Bond Fund                                           All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America Mid Cap Value Fund                                             All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America Small Cap Value Fund                                           All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/PPM America Value Equity Fund                                              All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Red Rocks Listed Private Equity Fund                                       All Assets              .15%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Select Balanced Fund                                                       All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Select Money Market Fund                                                   All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/Select Value Fund                                                          All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Established Growth Fund                                      All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Mid-Cap Growth Fund                                          All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/T. Rowe Price Value Fund                                                   All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Competitive Advantage Fund                                             All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Dividend Income & Growth Fund                                          All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Intrinsic Value Fund                                                   All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Total Yield Fund                                                       All Assets              .10%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P S&P 4 Fund                                                             All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Growth Fund                                                    All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Conservative Fund                                              All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Moderate Growth Fund                                           All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Moderate Fund                                                  All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Managed Aggressive Growth Fund                                         All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Retirement Income Fund                                                 All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Retirement 2015 Fund                                                   All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Retirement 2020 Fund                                                   All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Retirement 2025 Fund                                                   All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Disciplined Moderate Fund                                              All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Disciplined Moderate Growth Fund                                       All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------
----------------------------------------------------------------------------- ---------------- ---------------------
 JNL/S&P Disciplined Growth Fund                                                All Assets              .05%
----------------------------------------------------------------------------- ---------------- ---------------------

                                CLASSES OF SHARES


Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed
Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P 4 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/Franklin Templeton Founding Strategy Fund have one class of shares. The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.


This prospectus offers two classes of shares. Under the multi-class structure, the Class A shares and Class B shares of each Fund represent interests in the same portfolio of securities, and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class. "Class expenses" will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                DISTRIBUTION PLAN


All Funds of the Trust except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, JNL/S&P 4 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/Franklin Templeton Founding Strategy Fund, have adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan ("Plan").


The Board of Trustees, including all of the Independent Trustees, approves, at least annually, the continuation of the Distribution Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

                                 THE DISTRIBUTOR

The Distributor also has the following relationships with the Sub-Advisers and their affiliates. The Distributor receives payments from certain of the Sub-Advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the Sub-Adviser's participation. A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the Sub-Advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies (the "Contracts") issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York ("Jackson NY"). Raymond James Financial Services, a brokerage affiliate of the Sub-Adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the prospectus or statement of additional information for the Contracts.

                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts ("Accounts") of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable contracts ("Contracts"), to qualified and unqualified retirement plans and other regulated investment companies. The Accounts purchases the shares of the sub-accounts that investing the Funds at their net asset value. There is no sales charge.

Shares of the Funds are not available to the general public directly. Some of the Funds are managed by Sub-Advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available. Under these procedures, in general the "fair value" of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.


The Board of Trustees has established a pricing committee to review fair value determinations. The pricing committee will also value restricted and illiquid securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g. disorderly market transactions) at their fair value pursuant to price procedures adopted by the Board of Trustees of the Trust.


A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Trust's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" such securities if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                             "MARKET TIMING" POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. This does not apply to a money market Fund.

See the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Trustees has adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. In addition, the S&P Funds net asset values are calculated based on the net asset values of the underlying Funds and the "fair value" pricing policy will apply to the underlying Funds as described above. The Funds' "fair value" pricing policy is described under "Investment in Trust Shares" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

                       DISCLOSURE OF PORTFOLIO SECURITIES


A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JACKSON.COM.


                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

     o When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Fund intends to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are separate accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information for the periods prior to 2008 has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.


                           [to be filed by amendment]

                                   PROSPECTUS


                                  APRIL 6, 2009


                                JNL SERIES TRUST

You can find more information about the Trust in:


     o The Trust's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 6, 2009, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).


     o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.


You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 17240, Denver, Colorado 80217-9959 or by visiting WWW.JACKSON.COM.


You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

                                        The Trust's SEC file number is: 811-8894
--------
(1) Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell 2000 Index.

(1) MSCI EAFE is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.

THE INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                       STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 6, 2009


                                JNL SERIES TRUST


This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus dated April 6, 2009 ("Prospectus"). Not all Funds described in this SAI may be available for investment in each variable annuity contract or variable life insurance policy offered by Jackson National Life Insurance Company ("JacksonSM") or Jackson National Life Insurance Company of New York ("Jackson NYSM"). The financial statements of the JNL Series Trust for the period ended December 31, 2008 are incorporated by reference (which means they legally are a part of this SAI) from the Trust's Annual Report to shareholders. The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 17240, Denver, Colorado 80217-9959 or by visiting WWW.JACKSON.COM.



                    SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders of the Funds can communicate directly with the Board of Trustees ("Trustees") by writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual trustee by writing to that trustee at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

                                TABLE OF CONTENTS


   General Information and History                                     3
   Common Types of Investments and Management Practices                3
   Additional Risk Considerations                                     29
   Investment Restrictions Applicable to all Funds                    33
   Trustees and Officers of the Trust                                 49
   Principal Holders of the Trust's Shares                            58
   Investment Adviser, Sub-Advisers and Other Service Providers       69
   Disclosure of Portfolio Information                               169
   Purchases, Redemptions and Pricing of Shares                      176
   Description of Shares; Voting Rights; Shareholder Inquiries       178
   Tax Status                                                        180
   Financial Statements                                              181
   Appendix A - Ratings of Investments                               A-1

                         GENERAL INFORMATION AND HISTORY

     The JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated June 1, 1994. The Trust offers shares in separate Funds, each with its own investment objective.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

     This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.

ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

ASSET-BACKED SECURITIES. A Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of assets which are backed by assets such as, but not exclusively, installment sales contracts, credit card receivables, automobile loans and leases, equipment sales/lease contracts, obligation trusts, commercial and residential mortgages and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

     If a Fund purchases an asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of an asset-backed security may decline when interest rates rise, the converse is not necessarily true. As noted above, interest rate changes also affect prepayments, which in turn affect the yield on asset-backed securities. For these and other reasons, an asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

AUCTION RATE SECURITIES. A fund may invest in auction rate securities, which are debt instruments (corporate or municipal bonds) with long-term nominal maturity for which the interest rate is reset through a dutch auction. Auction rate securities also refer to a preferred stock for which the dividend is reset through the same process. In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent. Based on the submitted bids, the auction agent will set the next interest rate by determining the lowest rate to clear the total outstanding amount of auction rate securities. The lowest bid rate at which all the securities can be sold at par establishes the interest rate, otherwise known as the "clearing rate." This rate is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities. Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period. Auction rate security holders do not have the right to put their securities back to the issuer; as a result, no bank liquidity facility is required. Auctions are typically held every 7, 28, or 35 days; interest on these securities is paid at the end of each auction period. Certain types of auction rate securities will auction daily, with a coupon being paid on the first of every month. Auction rate securities may have less liquidity than comparable debt and equity securities, and may be subject to changes in interest rates, including decreased interest rates.

BANK OBLIGATIONS. A Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.


BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets, except that the JNL/AIM International Growth Fund, JNL/AIM Global Real Estate Fund, JNL/AIM Small Cap Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund each may borrow up to 33 1/3% of its total assets. However, the JNL/JPMorgan MidCap Growth Fund may only borrow up to 5% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets. Notwithstanding the foregoing, the JNL/Credit Suisse Long/Short Fund may pledge up to 60% of its net assets as collateral to secure the short sales inherent in its investment strategy. The JNL/Lazard Emerging Markets Fund and the JNL/Credit Suisse Long/Short Fund may borrow for investment purposes to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act").


     A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

BRADY BONDS. A Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of Treasury, Nicholas F. Brady ("Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay and Venezuela.

     Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily in U.S. dollars) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted to at least one year's interest payments based on applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: 1) the collateralized repayment of principal at final maturity; 2) the collateralized interest payments; 3) the uncollateralized interest payments; and
(4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Brady Bonds involve various risk factors including residual risk and the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.

     Investments in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due in accord with the terms of the debt.

CASH POSITION. JNL/Select Money Market Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in up to 397 days that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. A Fund also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

COLLATERALIZED DEBT OBLIGATIONS. The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.


For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as, aversion to CBO or CLO securities as a class.


The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' prospectuses (E.G., interest rate risk and default risk), CDOs carry additional risks including, but are limited to the following:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A Fund may invest in CMOs, which are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a tranche. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity collateral to formulate securities with short, intermediate and long final maturities and expected average lives. Depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

     The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

COMMERCIAL PAPER. A Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

COMMON AND PREFERRED STOCKS. A Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CONVERTIBLE AND EXCHANGEABLE SECURITIES. A Fund may invest in debt or preferred equity convertible securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

     A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

     Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE JNL/S&P COMPETITIVE ADVANTAGE FUND, JNL/S&P DIVIDEND INCOME & GROWTH FUND, JNL/S&P INTRINSIC VALUE FUND, AND JNL/S&P TOTAL YIELD FUND. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES. The JNL/Goldman Sachs Emerging Markets Debt Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, municipal securities or other types of securities in which the JNL/Goldman Sachs Emerging Markets Debt Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the JNL/Goldman Sachs Emerging Markets Debt Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The JNL/Goldman Sachs Emerging Markets Debt Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate the JNL/Goldman Sachs Emerging Markets Debt Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the JNL/Goldman Sachs Emerging Markets Debt Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the JNL/Goldman Sachs Emerging Markets Debt Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the JNL/Goldman Sachs Emerging Markets Debt Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

DEPOSITARY RECEIPTS. American Depositary Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities which they represent.

     Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

     Depositary receipts involve many of the same risks as direct investments in foreign securities, described herein.

DIVERSIFICATION. Certain of the Funds are diversified companies, as such term is defined under the 1940 Act. A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by the following:

     o    Cash and cash items (including receivables);
     o    Government securities;
     o    Securities of other investment companies; and
     o Other securities limited in respect to any one issuer to not more than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

     These percentage limitations are measured at the time that a Fund acquires a security, and a Fund will not lose its diversification status if the Fund's holdings exceed these percentages because of post-acquisition changes in security prices.

EQUITY LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimized Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Investment Companies" herein.

EQUITY SWAPS. Equity swap contracts offer an opportunity to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to an equity swap contract typically will be a bank, investment banking firm or broker-dealer. The counterparty generally will agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in specified equity securities, plus the dividends that would have been received on those equity securities. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such equity securities. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the equity securities less the interest paid by the Fund on the notional amount.

     A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that are contractually obligated to be made. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund will not treat them as being subject to the Fund's borrowing restrictions.


EVENT-LINKED BONDS. A Fund may invest in event-linked bonds, which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds also may expose a Fund to certain unanticipated risks including issuer (credit) risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risks.


     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

FIXED-INCOME SECURITIES. A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed income securities represent a loan on money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time or at a specified date, called "maturity." The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer's repayment schedule.

     The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

ADJUSTABLE AND FLOATING RATE OBLIGATIONS. A Fund may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. See also the discussion of "Variable Rate Securities" below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see
"Futures, Options, and Derivative Instruments" in the Additional Risk Considerations section herein), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

     LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

     PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. A Fund may invest in foreign securities. The JNL/AIM Global Real Estate Fund may invest a significant amount of its assets in foreign securities. Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and U.S. dollar-denominated securities traded in the U.S. (such as ADRs). Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

     CURRENCY RISK. The value of the Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

     REGULATORY RISK. Foreign companies are not registered with the U.S. Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

     MARKET RISK. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

     RISK OF DEVELOPING (EMERGING MARKET) COUNTRIES. The JNL/AIM Global Real Estate Fund may invest up to 20% and the JNL/AIM International Growth Fund may invest, without limit, but does not intend to invest more than 20% of its total assets, in securities of companies located in developing countries. JNL/PIMCO Real Return Fund may invest up to 10% of its total assets in assets in securities and instruments that are economically tied to emerging market countries. JNL/PIMCO Total Return Bond Fund may invest up to 15% of its total assets in assets in securities and instruments that are economically tied to emerging market countries. Other funds that may invest in securities of companies located in foreign markets, including developing countries or emerging markets are the JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/M&G Global Basics Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PPM America High Yield Bond Fund, and the JNL/T. Rowe Price Established Growth Fund. Developing countries are generally those countries which are not included in the MSCI World Index. Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country;
(3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell "regulated" futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

     Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Fund's income.

     The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser") and the Sub-Advisers have claimed an exclusion from the definition of the term "commodity pool operator" and the Funds' have claimed an exclusion from the definition of the term under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as commodity pool advisers or commodity pool operators under that Act.

     If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).

HIGH-YIELD BONDS. A Fund may invest its assets in fixed-income securities offering high current income that are in the lower-rated categories of recognized rating agencies or, if not rated, considered to be of comparable quality. Investments in lower-rated fixed income securities involve greater risk than investments in higher-rated ("investment grade") securities. High-yield bonds are commonly referred to as "junk bonds."

     High-yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high-yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     The analysis of the creditworthiness of issuers of lower-rated fixed income securities may be more complex and uncertain than for issuers of higher-rated securities, and the use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. A Fund may not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Fund deems it in the best interest of shareholders.

HYBRID INSTRUMENTS. A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are generally investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933, as amended ("1933 Act")) not determined to be liquid in accord with guidelines established by the Trust's Board of Trustees; over-the-counter
("OTC") options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions herein for more information about the Funds' policies with respect to investments in illiquid securities.

     Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.

     Each Fund may invest up to 15% (10% in the case of the JNL/Select Money Market Fund and the JNL/Oppenheimer Global Growth Fund) of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

INFLATION-INDEXED BONDS. A Fund may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

INITIAL PUBLIC OFFERINGS ("IPOS"). The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

INSTALLMENT RECEIPTS. Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment. The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.

INVESTMENT COMPANIES. A Fund may invest in investment companies, including other Funds of the Trust, to the extent permitted under the 1940 Act, including unaffiliated money market funds. A Fund may invest cash balances in shares of investment companies, including other Funds of the Trust, which are money market funds managed by the Trust's investment adviser or its affiliates. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund. In addition, for "temporary defensive positions," the Funds may exceed these limits.

MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year, fixed-rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool of a mortgage-backed security held by a Fund are passed through to the Fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may raise or lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments. Conversely, if a mortgage security is trading at a premium, its total return would be decreased by prepayments.). The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In the case of privately-issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

MORTGAGE DOLLAR ROLLS AND U.S. TREASURY ROLLS. A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. A Fund may only enter into covered rolls. A "covered roll" is a type of dollar roll for which the Fund maintains an offsetting cash or cash equivalent position which matures on or before the forward repurchase settlement date of the dollar roll transaction. At the time a Fund enters into a "covered roll," it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid assets equal in value to its repurchase obligation and, accordingly, such dollar rolls will not be considered borrowings (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     In a U.S. Treasury roll, a Fund sells U.S. Treasury securities and buys back "when issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when issued" U.S. Treasury security. A Fund might enter into this type of transaction to (i) incrementally adjust the average maturity of its portfolio (which otherwise would constantly decrease with the passage of time), or (ii) increase the interest yield on its portfolio by extending the average maturity of the portfolio. During the period before the settlement date of a U.S. Treasury roll, the Fund continues to earn interest on the securities it is selling, but does not earn interest on the securities it is purchasing until after the settlement date. A Fund could suffer an opportunity loss if the counter-party to the roll transaction failed to perform its obligations on the settlement date, and if market conditions changed adversely between the date of the transaction and the date of settlement. However, to minimize this risk, the Funds intend to enter into U.S. Treasury roll transactions only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

PARTICIPATIONS AND ASSIGNMENTS. A Fund may invest in fixed- and floating-rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). A Fund may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the sub-adviser to be creditworthy. When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     A Fund may have difficulty disposing of Assignments and Participations, because the market for certain instruments may not be highly liquid, such instruments may be resold only to a limited number of institutional investors. The lack of a highly liquid secondary market for certain Assignments and Participations may have an adverse impact on the value of such instruments and may have an adverse impact on a Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower, or a change in market conditions. The Funds currently treat investments in Participations and
Assignments   as   liquid   securities,   however,   certain   Assignments   and
Participations may be illiquid characteristics, and may be reviewed for liquidity by the Funds' "Pricing Committee," as well as, the Sub-Advisers.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may purchase the securities of passive foreign investment companies. A passive foreign investment company, in general, is a foreign corporation of which either at least 75% of its income is passive or an average of at least 50% of its assets produce, or are held for the production of, passive income. In addition to bearing their proportionate share of the Trust's annual operating expenses, shareholders will also indirectly bear similar expenses of such investment companies.

PORTFOLIO TURNOVER. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

PRIVATE PLACEMENTS. A Fund may invest in "Private Placements," which are securities exempt from registration under the Securities Act of 1933, as amended, and state securities laws. Private Placements are typically offered to institutional investors, such as the Funds, and are used by the companies offering such securities to raise capital. Private Placements may be debt or equity securities. There is generally no secondary market for Private Placement securities, and as such, Private Placements are generally treated as illiquid securities and subject to limitations on investments in illiquid securities (see "Illiquid Securities" herein). Many companies issuing Private Placements are unseasoned companies and Private Placements involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited financial resources. There is no guarantee that securities issued through Private Placements will retain their value, and a Fund could lose money investing in such securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Fund may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified. REITs (especially mortgage REITs) are subject to interest rate risk.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

     The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

     When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

RULE 144A SECURITIES AND SECTION 4(2) PAPER. Rule 144A securities and Section 4(2) Paper are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A and Section 4(2) under the 1933 Act and state securities laws. Rule 144A and Section 4(2) permit certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-Advisers, under the supervision of the Board and in accordance with guidelines approved by the Board, will consider whether securities purchased under Rule 144A and/or Section 4(2) are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A or Section 4(2) security is liquid or not is a question of fact. In making this determination the Sub-Advisers may consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A or Section 4(2) security. In addition, the Sub-Advisers may also consider the
(i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Sub-Advisers will also monitor the liquidity of Rule 144A and Section 4(2) securities and, if as a result of changed conditions, the Sub-Advisers determines that a Rule 144A or Section 4(2) security is no longer liquid, the sub-advisers will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A or
Section 4(2) securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

SECURITIES  LENDING.  Lending  portfolio  securities  enables  a  Fund  to  earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. A Fund retains authority to terminate any of its loans at any time. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

The Funds' Board of Trustees has approved each Fund's participation in a securities lending program. Under the securities lending program, the Funds have retained an affiliate of a sub-adviser to serve as the securities lending agent (The Bank of New York Mellon). The Bank of New York Mellon also serves as the Funds' custodian. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds' Board of Trustees will periodically review information on the Funds' securities lending program.

The net securities lending revenue is shared by the lending agent and the Funds. The Funds retain 100% of their portion. The securities lending revenue "split" between the Funds and the lending agent was determined based on the Adviser's review of competitive industry information. The Adviser will periodically review the "split" between the lending agent and the Funds.

SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price resulting in a loss to the Fund, to make good on the borrowing.

A Fund is permitted and intends from time to time to effect short sales that are not "against the box." In a short sale that is not "against the box," the Fund does not own the security borrowed. To secure its obligation to deliver to such broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale). As a result of these requirements, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities.

The amounts deposited with the broker or segregated, as described above, do not have the effect of limiting the amount of money that the Funds may lose on a short sale. In a short sale that is not "against the box", a Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

In a short sale that is not "against the box", a Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which a Fund replaces the borrowed security. On the other hand, a Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales that are not "against the box" differ from those that could arise from a cash investment in a security in that losses from short sales that are not "against the box" may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of a Fund's investment in the security. For example, if a Fund purchases a $10 security, potential loss is limited to $10; however, if a Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

Short sales and short sales "against the box" may afford a Fund an opportunity to earn additional current income to the extent a Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period a Fund's short positions remain open. There is no assurance that a Fund will be able to enter into such arrangements.

SHORT-TERM CORPORATE DEBT SECURITIES. A Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (E.G., bonds, debentures or notes) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates.

SHORT-TERM FUNDING AGREEMENTS. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRS"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. The SPDR Trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to facilitating the handling of cash flows or trading or reducing transaction costs. The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

STRIPPED MORTGAGE-BACKED SECURITIES. A Fund may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities. Stripped mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest ("IOs," or "interest-only" securities), while the other class will receive all of the principal ("Pos," or "principal-only" securities). The yield to maturity of such mortgage-backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

     The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or AA or is derived from a full faith and credit obligation of an agency or instrumentality of the U.S. government. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

SUPRANATIONAL  AGENCY  SECURITIES.  A Fund may  invest in  securities  issued or
guaranteed  by  certain  supranational   entities,  such  as  the  International
Development Bank.

SPECIAL SITUATIONS. A Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's investment sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SWAP AGREEMENTS. A Fund may enter into interest rate, total return, credit default, index, spread-lock, credit-linked notes (with embedded swaps) and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Each Fund may also enter into options on swap agreements. These transactions are entered into an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower costs to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. In addition, the Fund may enter into such transactions to manage certain risks and to implement investment strategies in a more efficient manner. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate "caps," under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate "collars," under which a party sells a "cap" and purchases a "floor" or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

     Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement ("net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. The Fund may also collateralize the net amounts under a swap agreement by delivering or receiving cash and securities if exposures exceed certain minimum thresholds. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the 1940 Act's restriction concerning issuance by a Fund of senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying the Funds' investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (I.E., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


     A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.


TRADE CLAIMS. The JNL/Franklin Templeton Small Cap Value Fund and JNL/Franklin Templeton Mutual Shares Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer's financial position improve. Trade claims are generally liquid, as there is a secondary market. An investment in trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, each Fund intends to limit these investments to no more than 5% of its net assets.

TRUST PREFERREDS. The JNL/Goldman Sachs Emerging Markets Debt Fund may invest in trust preferred securities. A trust preferred or capital security is a long dated bond (for example 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. From a bondholder's viewpoint, the securities are senior in claim to standard preferred but are junior to other bondholders. From the issuer's viewpoint, the securities are attractive because their interest is deductible for tax purposes like other types of debt instruments.

UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. Securities of U.S. Government agencies and instrumentalities may, in certain circumstances, be treated as U.S. Government securities. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

VARIABLE RATE SECURITIES. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

     A Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by changes in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     A Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase equity securities at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.

     A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

ZERO COUPON, STRIPPED AND PAY-IN-KIND BONDS. Unless otherwise stated herein, a Fund may invest up to 10% of its total assets in "zero coupon" bonds or "strips"(the JNL/JPMorgan U.S. Government & Quality Bond Fund may invest up to 20% and the JNL/Goldman Sachs Emerging Markets Debt Fund may invest up to 25% of their total assets in zero coupon bonds or strips). Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. A Fund may also purchase "pay-in-kind" bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon, stripped and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon or stripped securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities of similar quality and with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

     Current federal income tax law requires holders of zero coupon and stripped securities, certain pay-in-kind securities, and certain other securities acquired at a discount, to accrue current interest income with respect to such securities even though no payment of interest is actually received, and a regulated investment company, such as a Fund, may be required to distribute its net income, including the interest income accrued but not actually received, to its shareholders. To avoid income or excise tax, a Fund may be required to distribute income accrued with respect to these discount securities, and may need to dispose of other securities owned to generate cash sufficient to make such distributions. The operation of these tax requirements may make such investments less attractive to investment companies and to taxable investors.

MONEY MARKET FUND INVESTMENTS

     The JNL/Select Money Market Fund will comply with Rule 2a-7, ("Rule") under the 1940 Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The Rule is applicable to any registered investment company, such as the Fund, which holds itself out as a "money market" fund and which seeks to maintain a stable net asset value per share by either the "amortized cost" or "penny rounding" methods of determining net asset value.

     It is the policy of the Fund to seek to maintain a stable net asset value per share of $1.00. The portfolio investments of the Fund are valued on the basis of their "amortized cost" in accordance with the Rule. This involves valuing an investment at its cost initially and, thereafter, assuming a constant rate of amortization to maturity of the investment of any discount or premium, regardless of the impact of fluctuating interest rates on the fair market value of the investment during the period in which it is held by the Fund prior to its maturity. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment in the market. The Rule imposes certain diversification, quality and maturity requirements for money market funds in order to reduce the risk the Fund's net asset value per share as determined by the fair market value of the investments held will materially differ from the Fund's net asset value per share determined on the basis of amortized cost. However, there can be no assurance the Fund will be able to maintain a stable net asset value per share of $1.00.

     Pursuant to the Rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, and may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the sub-adviser, pursuant to procedures approved by the Trustees, to present minimal credit risks. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO") or, if only one NRSRO has issued a rating, by that NRSRO ("requisite NRSRO"). An unrated security may also be an Eligible Security if the sub-adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix to this SAI. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

     Under the Rule, the Fund may not invest more than 5% of its assets in the securities of any one issuer, other than the U.S. government, its agencies and instrumentalities. A "first tier security" is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. The Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than
(i) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) five percent of its total assets in second tier securities.

                         ADDITIONAL RISK CONSIDERATIONS

EMERGING  MARKETS.   The  risk   considerations   noted  herein  under  "Foreign
Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve the same direct currency and liquidity risks as direct investments in foreign securities.

     The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the
performance  of  a  Fund,   depending  on  the  extent  of  the  Fund's  foreign
investments.

     A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

     These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance depending on the sub-adviser's ability to correctly predict future exchange rates. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund's return may be lower than if such strategies had not be employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(iv) the possible absence of a liquid secondary market for any particular instrument at any time. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in over-the-counter or inter-dealer markets.

     A Fund may purchase and sell both put and call options on fixed income or other securities, swap agreements or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient cash or liquid assets are segregated to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund also will segregate cash or liquid assets equivalent to the amount, if any, by which the put is "in the money."

HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower-rated securities is therefore necessary. During an economic downturn or a period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment
obligations,   to  meet  projected  business  goals  and  to  obtain  additional financing.

     The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the previous major U.S. economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of likely behavior of such investments during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

     A Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly.

HIGH-YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high-yield foreign sovereign debt securities will expose the Fund investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities.") The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the ("CTFC"), which generally regulates the trading of commodity futures on U.S. exchanges, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES. Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the affected Fund) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

     (1) Each Fund, except the JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, and JNL/Lazard Mid Cap Equity Fund, shall be a "diversified company," as such term is defined under the 1940 Act.

     (2) No Fund (except for the JNL/AIM Global Real Estate Fund, JNL/Credit Suisse Global Natural Resource Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund and JNL/S&P Disciplined Growth Fund) may invest more than 25% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the value of their respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities). It is important to note that industry classification may be very narrow. For example, the telecommunications industry is comprised of several services, which are considered separate industries by the sub-advisers. Services can include cellular, long distance, paging and messaging, satellite or data and internet. As the telecommunications industry continues to expand, there may be more service industries created. Similarly, within the metals and mining industry, issuers may be classified into several distinct industries that are considered separate industries, including, but not limited to the following: aluminum, diversified metals and mining, gold, precious metals and minerals, steel, copper, and nickel. As different industries continue to expand, new technologies are created, and companies continue to specialize, there may be more industries created.

     The JNL/AIM Global Real Estate Fund will concentrate (as such term may be defined or interpreted under the 1940 Act, the rules thereunder, and governing interpretations) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of this fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

     (3) No Fund may invest directly in real estate or interests in real estate (except for the JNL/AIM Global Real Estate Fund); however, the Funds may own debt or equity securities issued by companies engaged in those businesses. The JNL/Lazard Emerging Markets Fund may purchase and sell securities that are secured and may invest in interests in or leases relating to oil, gas or other mineral exploration or development programs.

     (4) The JNL/Franklin Templeton Small Cap Value Fund, the JNL/Franklin Templeton Global Growth Fund and the JNL/Franklin Templeton Mutual Shares Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partnership interests. Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction.

     (5) No Fund may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (6) No Fund may lend any security or make any other loan if, as a result, more than 33 1/3% (for the AIM sub-advised Funds, the percentage limitation is a non-fundamental restriction) of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (7) No Fund may act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

     (8) No Fund may invest more than 15% of its net assets (10% in the case of the JNL/Select Money Market Fund and the JNL/Oppenheimer Global Growth Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

     (9) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, and JNL/Goldman Sachs Mid Cap Value Fund) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's (not applicable to the AIM sub-advised Funds, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Small Cap Value Fund, JNL/Franklin Templeton Mutual Shares Fund, and the JNL/Goldman Sachs Mid Cap Value Fund) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated. This policy does not apply to the JNL/Lazard Emerging Markets Fund.

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

FOR EACH FUND, TO THE EXTENT APPLICABLE:

     (a) The Fund intends to comply with the CFTC regulations limiting the Fund's investments in futures and options for non-hedging purposes.

     (b)  The  Fund  of  Funds  will  look  through  to  the  investment  of the
          Underlying   Funds  for   purposes  of   determining   diversification
          requirements.

FOR JNL/AIM INTERNATIONAL GROWTH FUND:

     (a) The Fund will invest in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

     (b) The Fund will invest in the securities of companies located in at least four countries in the developed markets of Western Europe and the Pacific Basin.

     (c) The Fund will invest no more than 20% of the Fund's total assets in companies located in developing countries, i.e. those that are in the initial stages of their industrial cycles.

FOR THE JNL/AIM LARGE CAP GROWTH FUND AND JNL/AIM SMALL CAP GROWTH FUND:

     (a) The Fund may not deposit or pledge as collateral, more than 10% of its total assets for short sales ("against the box") at any one time.

     (b) The Fund may not invest more than 25% of its net assets in foreign securities.

     (c) The Fund may not invest more than 15% of its net assets in illiquid securities.

     (d)  The Fund may not invest more than 15% of its net assets in REITs.

     (e) The Funds will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Funds will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

     (f) The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

     (g) The Funds do not intend to invest more than 5% in futures contracts. Additionally, they currently do not intend to invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

FOR THE JNL/AIM GLOBAL REAL ESTATE FUND:

     (a) The Fund will normally invest at least 80% of its assets in securities of real estate and real estate-related companies located in the U.S. and foreign countries.

     (b) The Fund may invest up to 20% of its total assets in securities of companies located in developing countries.

     (c) The Fund may invest up to 10% of its total assets in non-investment grade debt securities (commonly known as "junk bonds").

     (d) The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND:

     (a) The Fund will normally invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $750 million at the time of purchase.

     (b) The equity portion of the Fund may invest in equity securities of developing country (emerging market) issuers.

     (c) The Fund will invest principally in marketable fixed-income securities, denominated in currencies from around the world. The bond portion of the Fund will be invested in one or a combination of the following:

          o    Securities  rated  either  Baa3 or  better by  Moody's  Investors
               Service, Inc. or Fitch or BBB or better by Standard & Poor's Corporation, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality;
          o Securities issued or guaranteed by a national government, its agencies and instrumentalities (excluding developing countries) or a supranational organization,
          o    Cash equivalents and cash; or
          o    Currency options or forward currency contracts.

     (d) The fixed-income portion of the Fund may invest in debt securities of developing country (emerging market) issuers.

     (e) The fixed-income portion of the Fund may invest in securities rated lower than those above, or securities unrated by either of the foregoing that are deemed by the Sub-Adviser to be of equivalent investment quality.

     (f)  Instruments  received as a result of corporate  actions are permitted.
          Investments in hybrid securities including Tier 1 or other fixed income securities with equity characteristics are permitted.

     (g) Investments in Credit Default Swaps and Interest Rate Swaps are permitted.

FOR JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND:

     (a) The Fund will normally invest at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.

     (b) The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

     (c) The Fund may also invest in equity securities of developing country (emerging market) issuers.

FOR JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND:

     (a) The Fund will normally invest at least 80% of its assets in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase. In determining market capitalization, the Fund may consider the value of the shares which are publicly traded.

     (b) The Fund may also invest up to 10% at the time of purchase in the securities of developing country issuers.

     (c) The Fund may also invest up to 10% at the time of purchase in the securities of developing country issuers.

FOR JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND:

     (a) The Fund will normally invest at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.).

     (b) The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND:

     (a) The Fund will normally invest at least 80% of its assets in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

FOR THE JNL/EAGLE CORE EQUITY FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, will be invested in U.S. common stocks.

     (b) The Fund may invest up to 20% of its assets in non-investment grade securities.

     (c) The Fund may invest up to 25% of its total assets in foreign securities.

FOR THE JNL/EAGLE SMALLCAP EQUITY FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the equity securities of companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index.

     (b) The Fund may invest up to 5% of its assets in non-investment grade securities.

FOR JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND:

     (a) The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

     (b) The Fund may not invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement.

     (c) The Fund may not pledge, mortgage, hypothecate, or otherwise encumber its assets except to secure indebtedness permitted under its borrowing policy.

FOR THE JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND:

     (a)  The Fund may invest up to 35% of its assets in foreign securities.

     (b) The Fund may not invest more than 25% of its net assets in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.)

     (c) The Fund may not purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer, or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

FOR THE JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND:

     (a) The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies as the Fund.

     (b) The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options and currency transactions.

     (c)  The Fund may invest up to 15% in high yield bonds.

     (d) The Fund may not buy securities of open-end or closed-end investment companies, except that the Fund may: (i) buy securities of open-end or closed-end investment companies in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment goal and policies as the Fund; or (iii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act.

     (e) The Fund may not invest more that 5% of its assets in securities of issuers with less than 3 years continuous operation, including the operations of any predecessor companies.

     (f) The Fund may not hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 15% of the value of the Fund's net assets would be invested in (i) securities that are not readily marketable or (ii) repurchase agreements maturing in more than seven days. The Fund may, however, invest in registered investment companies as described in restriction (a) above.

     (g) The Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed.

FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND:

     (a) The Fund does not currently intend to invest more than 75% of its assets in non-investment grade securities.

     (b) The Fund may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Fund's objectives.

     (c) To maintain liquidity, the Fund may invest up to 20% of its assets in high-quality, short-term money market instruments (except that the short-term investment in securities for the forward settlement of trades shall not count for purposes of this policy).

     (d) If at some future date, in the opinion of the sub-adviser, adverse conditions prevail in the market for fixed-income securities, the Fund for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

     (e) The Fund may not make short sales of securities, except short sales against the box.

     (f) The Fund may not invest in companies for the purpose of exercising control.

     (g) The Fund may not invest more than 15% of the Fund's net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (h) The Fund may not purchase additional securities if the Fund's borrowings (excluding mortgage dollar rolls) exceed 5% of its net assets.

FOR THE JNL/GOLDMAN EMERGING MARKETS DEBT FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries.

     (b) The Fund may not invest in companies for the purpose of exercising control or management.

     (c) The Fund may not purchase additional securities if the Fund's borrowings, as permitted by the Fund's borrowing policy, exceed 5% of its net assets.

     (d) The Fund may not make short sales of securities, except short sales against the box.

FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND:

     (a) The Fund may not invest in companies for the purpose of exercising control.

     (b) The Fund may not invest more than 15% of the Fund's net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) The Fund may not purchase additional securities if the Fund's borrowings (excluding mortgage dollar rolls) exceed 5% of its net assets.

     (d) The Fund may make short sales of securities, except short sales against the box.

     (e)  The Fund may invest in the  aggregate up to 25% of its net assets plus
          any  borrowings   (measured  at  the  time  of  purchase)  in  foreign
          securities.

     (f) The Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates.

     (g) The Fund may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of any other investment company. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

FOR THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND:

     (a) The Fund must invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes), under normal circumstances, in fixed income securities (including derivatives on such securities).

     (b) The Fund must be invested in securities rated investment grade, A-2 or P-2 or the equivalent by one nationally recognized statistical rating organization (NRSRO) (or otherwise considered to meet the rating requirements). For the purpose of calculating compliance with the credit constraints, if split rated, the highest rating shall apply.

     (c)  Reverse repurchase agreements are not permitted.

     (d) Short selling is not permitted (except with respect to shorts against the box, futures and options).

FOR JNL/JPMORGAN MIDCAP GROWTH FUND:

     (a) The Fund will invest at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

     (b) The Fund may invest in futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.

     (c) The Fund may invest any portion of its assets in affiliated money market funds, high-quality money market instruments or repurchase agreements.

     (d)  The Fund may invest up to 20% of its assets in foreign securities.

FOR THE JNL/JPMORGAN INTERNATIONAL VALUE FUND:

     (a) The Fund will invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

     (b) The Fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.

FOR THE JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the following: U.S. Treasury obligations; obligations issued or guaranteed by agencies or instrumentalities of the U.S. government; mortgage-backed securities guaranteed by Ginnie Mae that are supported by the full faith and credit of the U.S. government; mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; and collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed either by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees them or (ii) the full faith and credit of the U.S. government.

     (b) The Fund may invest up to 20% of its assets in U.S. dollar-denominated non-U.S. government securities or debt obligations of corporations, including medium term notes and US dollar issues of foreign corporations (yankees) and US dollar denominated foreign government securities rated AAA, AA, A or BBB by S&P or AAA, AA, A or BAA by Moody's, or if unrated, determined to be of comparable quality.

     (c) The Fund may not invest more than 10% of its total assets in obligations of foreign issuers.

     (d) The Fund may invest up to 20% of its total assets in "zero coupon" bonds or "strips."


FOR THE JNL/LAZARD MID CAP EQUITY FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities of undervalued medium size companies.

     (b) The Fund may invest up to 15% of its total assets in foreign securities.

FOR THE JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the common stock of 30 companies selected from the MSCI Europe Index.

FOR THE JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in the common stock of 30 companies selected from the MSCI Pacific Index.

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND:

     (a) The Fund may hold up to 25% of its value in S&P 500 Index futures contracts.

FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND:

     (a) The Fund may hold up to 25% of its value in baskets of local futures contracts (DAX, Cac 40, Euro Stoxx, Topix, FTSE, etc.).

FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND:

     (a) Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of the Fund's investment allocations.

FOR JNL/PAM ASIA EX-JAPAN FUND:

     (a) The Fund may invest up to 20% of its assets in securities in Japanese and/or non-Asian securities.

     (b) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in equity and equity-related securities of companies, which are incorporated, are listed in, or have their area of primary activity, in Asia Pacific ex-Japan.

FOR JNL/PAM CHINA-INDIA FUND:

     (a) The Fund may invest up to 20% of its assets in securities non-Chinese and/or non-Indian securities.

     (b) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in equity and equity-related instruments of corporations, which are incorporated in, or listed in, or operating principally from, or carrying on significant business in, or derive substantial revenue from, or whose subsidiaries, related or associated corporations derive substantial revenue from the People's Republic of China and India.

FOR JNL/PPM AMERICA CORE EQUITY FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will generally be invested in the equity securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of domestic, large-capitalization securities which at the time acquired by the Fund have a market capitalization of $2 billion or greater.

     (b) The Fund does not currently intend to invest more than 10% of its total assets in the securities of unseasoned companies.

FOR THE JNL/PPM AMERICA HIGH YIELD BOND FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in non-investment grade fixed-income securities.

     (b) The Fund may invest up to 35% of its total assets in the securities of foreign issuers.

     (c)  The Fund may  invest  up to 10% of its  total  assets  in  either  (i)
          equipment  lease   certificates,   equipment  trust  certificates  and
          conditional sales contracts or (ii) limited partnership interests.

     (d) The Fund may invest up to 20% of its total assets in common stock, convertible securities, warrants or other equity securities when consistent with its objective.

     (e) To maintain liquidity, the Fund may invest up to 20% of its assets in cash and/or U.S. dollar-denominated debt securities (short term investments in securities for the forward settlement of trades shall not count for purposes of this policy).

     (f) There may be times when, in the sub-adviser's judgment, conditions in the securities markets would make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may employ alternative strategies, including investment of a substantial portion of its assets in securities rated higher than `Baa' by Moody's or `BBB' by S&P, or of comparable quality.

     (g) In order to maintain liquidity, the Fund may invest up to 20% of its assets in high-quality short-term money market instruments. Such instruments may include obligations of the U.S. government or its agencies or instrumentalities; commercial paper of issuers rated, at the time of purchase, A-2 or better by S&P or P-2 or better by Moody's or which, in the sub-adviser's determination, are of comparable quality; certificates of deposit; banker's acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks); and repurchase agreements with respect to such obligations.

FOR JNL/PPM AMERICA MID CAP VALUE FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index at the time of the initial purchase.

     (b) The Fund may invest up to 5% of its total assets in securities of companies located in developing countries.

FOR JNL/PPM AMERICA SMALL CAP VALUE FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase.

     (b) The Fund may invest up to 5% of its total assets in securities of companies located in developing countries.

FOR JNL/PPM AMERICA VALUE EQUITY FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

FOR THE JNL/PIMCO REAL RETURN FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in: high-quality, short-term, fixed-income instruments; inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations; and/or futures contracts.

     (b) The Fund may invest up to 10% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody's or equivalently rated by S&P or Fitch or, if unrated, determined by the sub-adviser to be of comparable quality.

     (c) The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies.

     (d) The Fund may invest up to 10% of its total assets in securities of issuers based in emerging markets.

     (e)  The  Fund  may  not  invest  more  than 5% of its  net  assets  in any
          combination  of  inverse  floater,   interest-only  or  principal-only
          securities.

     (f) The Fund is prohibited from investing in inflation-indexed securities issued by foreign entities.

FOR THE JNL/PIMCO TOTAL RETURN BOND FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in fixed-income securities. For the purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the allowable fixed income instruments.

     (b) The Fund may invest up to 10% of its total assets in non-investment grade, fixed-income securities rated at least B by Moody's or equivalently rated by S&P or Fitch or, if unrated, determined by the sub-adviser to be of comparable quality.

     (c) The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies.

     (d) The Fund may invest up to 15% of its total assets in securities of issuers based in emerging markets.

     (e)  The  Fund  may  not  invest  more  than 5% of its  net  assets  in any
          combination  of  inverse  floater,   interest-only  or  principal-only
          securities.

FOR THE JNL/RED ROCKS LISTED PRIVATE EQUITY FUND:

     (a) At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

FOR THE JNL/SELECT BALANCED FUND:

     (a) At least 25% of its assets will be invested, under normal market conditions, in fixed-income securities.

     (b) The Fund may invest up to 35% of its net assets in non-investment grade securities rated at least Ca by Moody's Investors Services, Inc. (Moody's), CC by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) or CC by Fitch.

FOR THE JNL/SELECT MONEY MARKET FUND:

     (a) The Fund may not invest more than 5% of its assets in the securities of any one issuer or invest more than 5% of its assets in securities (other than U.S. government securities and repurchase agreements on such securities) that have not been rated in the highest category by the requisite rating agencies or, if unrated, have not been deemed to be of comparable quality, as determined in accordance with Rule 2a-7 under the 1940 Act.

     (b) The Fund may invest more than 25% of its total assets in the domestic banking industry. There are no limitations on investments in U.S. government securities, including obligations issued or guaranteed by its agencies or instrumentalities.

FOR THE JNL/SELECT VALUE FUND:

     (a) The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

     (b) The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

     (c) The Fund may not make short sales of securities (except short sales against the box).

     (d) The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

     (e) The Fund may not pledge, mortgage, hypothecate or encumber any of its securities except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

     (f) The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

     (g) The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.

FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND:

     (a) The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

     (b) The Fund may invest up to 10% of its total assets in hybrid instruments.

FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND:

     (a) At least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in mid-cap (as defined in the Prospectus) common stocks with above-average earnings growth potential.

     (b) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

     (c) The Fund may invest up to 10% of its total assets in hybrid instruments.

FOR THE JNL/T. ROWE PRICE VALUE FUND:

     (a) The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

     (b) The Fund may invest up to 10% of its total assets in hybrid instruments.

     (c) The Fund may invest up to 10% of its total assets in high yield fixed income securities ("junk bonds").

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Funds. The restrictions or operating policies of the Funds may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Funds (other than the following Funds: JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Red Rocks Private Listed Equity Fund, and Funds sub-advised by Standard & Poor's
          Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

RULE 35D-1. Certain of the Funds, as noted immediately above or in the Prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

     Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Trustees without shareholder approval, the Board of Trustees has adopted a policy requiring not less than 60 days' written notice be provided to shareholders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule. This includes Funds of the Trust with names such as "equity," "stock," "bond," "U.S. government," "small, mid or large-cap," or "high yield," or which refer in the name of the Fund to a particular securities index, but does not include terms connoting a style of investing (as distinguished from a type of security) such as "growth," "value" or "global."

INSURANCE LAW RESTRICTIONS. In connection with the Trust's agreement to sell shares to the separate accounts, JNAM and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                       TRUSTEES AND OFFICERS OF THE TRUST

     The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for each Fund and choose the Trust's officers. All of the Trustees also serve as Trustees and Managers for the other investment companies in the Fund Complex (as defined below).

     The following is a list of the Trustees and officers of the Trust, a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Trustees and other directorships of public companies or other registered investment companies held by the Trustees.


     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL(R) Series Trust (78 portfolios), JNL
Investors Series Trust (25 portfolios), and JNL Variable Fund LLC (20 portfolios). Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.


------------------------------------------------- --------------------------------- ----------------------------------
                                                           Position(s) Held
Name, Address and (Age)                                        with Trust               Number of Portfolios in Fund
                                                       (Length of Time Served)       Complex to be Overseen by Trustee
-------------------------------------------------- --------------------------------- ---------------------------------
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------------------- ---------------------------------

Mark D. Nerud (43) (1)                              Trustee 2                                        123
1 Corporate Way                                     (1/07 to present)
Lansing, MI  48951
                                                    President and Chief
                                                    Executive Officer
                                                    (12/06 to present)

Principal Occupation(s) During Past 5 Years:
President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to
11/03) (1/07 to  present);  Vice  President  (8/97 to 12/06),  Treasurer,  Chief
Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President - Fund Accounting & Administration of Jackson National
Life Insurance Company (1/00 to present)

Other Directorships Held by Trustee:  None

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Michael Bouchard                                    Trustee 2                                        123
1 Corporate Way                                     (12/03 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Sheriff, Oakland County, Michigan (1/99 to present)

Other Directorships Held by Trustee:  None

-----------------------------------------------------------------------------------------------------------------------

William J. Crowley, Jr. (63)                        Trustee 2                                        123
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Managing Partner  (Baltimore Office) - Arthur Andersen LLP (1995 to 2002); Board
Member of various corporate boards (2002 to present)

Other Directorships Held by Trustee:
Director of Foundation Coal Holdings,  Inc.;  Director of Bio Veris  Corporation
(from 5/04 until 6/07 when the company  was  acquired);  Director  of  Provident
Bankshares Corporation

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Dominic D'Annunzio (71)                             Chairman of the Board 2                          123
1 Corporate Way                                     (2/04 to present)
Lansing, MI 48951
                                                    Trustee 2
                                                    (2/02 to present)

Principal Occupation(s) During Past 5 Years:
Acting  Commissioner  of Insurance for the State of Michigan  (1/90 to 5/90) and
(8/97 to 5/98)

Other Directorships Held by Trustee:  None

------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ---------------------------------- ----------------------------------

Michelle Engler (51)                                Trustee 2                                        123
1 Corporate Way                                     (12/03 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Trustee:
Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ---------------------------------- ----------------------------------

James Henry, Ph.D. (70)                             Trustee 2                                        123
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Dean  Emeritus  and  Professor  of Finance,  Eli Broad  College of Business  and
Graduate School of Management at Michigan State University (2001 to present)

Other Directorships Held by Trustee:  None

-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ---------------------------------- ----------------------------------

Richard McLellan (66)                               Trustee 2                                        123
1 Corporate Way                                     (12/94 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Member, Dykema Gossett PLLC (Law Firm)

Other Directorships Held by Trustee:
Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------------------- ----------------------------------

William R. Rybak (58)                               Trustee 2                                        123
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee:
Chairman of the Board of Trustees of Lewis University; Member of the Board since
1982;  Member of the Board of Directors of Howe Barnes  Investments,  Inc. since
2001;  Member of the Boards of each of the  Calamos  Mutual  Funds  since  2002;
Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta's of Illinois; and Member of the Board since 2000

-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------------------- ----------------------------------

Patricia A. Woodworth (54)                          Trustee 2                                        123
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

Principal Occupation(s) During Past 5 Years:
Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul
Getty Trust  (12/2007 to  present);  Executive  Vice  President  for Finance and
Administration,  Chief  Financial  Officer,  Art  Institute of Chicago  (2002 to
11/2007); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

Other Directorships Held by Trustee:  None

-----------------------------------------------------------------------------------------------------------------------


(1) Mr. Nerud is an "interested person" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.

(2) The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

--------------------------------------------------- --------------------------------- ----------------------------------
                                                            POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                        WITH TRUST               NUMBER OF PORTFOLIOS IN FUND
                                                        (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY TRUSTEE
--------------------------------------------------- --------------------------------- ----------------------------------
------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Kelly L. Crosser (36)                               Assistant Secretary                        Not Applicable
1 Corporate Way                                     (9/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance
Company (4/07 to present);  Mutual Fund Compliance  Analyst of Jackson  National
Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life
Insurance  Company (6/04 to 2/06);  Paralegal of Jackson National Life Insurance
Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Steven J. Fredricks (38)                            Chief Compliance Officer                   Not Applicable
1 Corporate Way                                     (1/05 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance
Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

J. Kevin Kenely (55) Vice President Not Applicable 1 Corporate Way (2/08 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice  President of other  Investment  Companies  advised by the Adviser (2/08 to present);  Vice  President  of the Adviser  (7/08 to  present);  Assistant  Vice
President - Fund  Accounting of the Adviser (2/08 to 7/08);  Director of Jackson
National  Life  Insurance  Company  (12/07  to  present);   Director  and  Chief
Accounting  Officer of CTC  Holdings,  LLC (2006 to 8/07);  Director of Spectrum
Global  Fund  Administration  LLC  (2005 to  2006);  Investments  Controller  of
Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Daniel W. Koors (38)                                Vice President, Treasurer                  Not Applicable
1 Corporate Way                                     and Chief Financial Officer
Lansing, MI 48951                                   (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice  President  and Chief  Financial  Officer of the Adviser (1/07 to present);
Vice  President,  Treasurer  and Chief  Financial  Officer  of other  Investment
Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant
Vice President - Fund  Administration of Jackson National Life Insurance Company
(8/06 to present);  Partner of Deloitte & Touche LLP (2003 to June 2006); Senior
Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Michael Piszczek (51)                               Vice President                             Not Applicable
1 Corporate Way                                     (11/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President - Tax of the Adviser (11/07 to present);
Assistant Vice  President - Nuveen  Investments  (4/99 to 8/07);  Assistant Vice
President and Assistant Secretary - Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------

Susan S. Rhee (37)                                  Vice President, Counsel and                Not Applicable
1 Corporate Way                                     Secretary
Lansing, MI 48951                                   (2/04 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Chief Legal Officer (7/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson
National Life Insurance Company (8/03 to present);  Associate General Counsel of
Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Not Applicable

------------------------------------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD OF TRUSTEES

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection by the Board, of the Trust's independent auditor, and for the approval of the auditor's fee. The Audit Committee also reviews the Trust's internal controls regarding finance, accounting, legal compliance and the Trust's auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust's "Qualified Legal Compliance Committee", for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC. As of January 1, 2008, Messrs. Crowley, D'Annunzio, Henry, and Ms. Woodworth are members of the Audit
Committee. As of January 1, 2008, Ms. Woodworth serves as Chair of the Audit Committee. The Audit Committee had three meetings in the last fiscal year.

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices, other circumstances requiring determination of fair value of portfolio securities, or pricing errors. Messrs. Nerud, Koors, Kenely and Fredricks (non-voting member) are members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.


On December 12, 2006, the Board of Trustees established a Governance Committee effective January 1, 2007. As of January 1, 2008, Mssrs. Bouchard, D'Annunzio, McLellan, Rybak and Mrs. Engler are members of the Governance Committee. Mr. McLellan serves as Chair of the Governance Committee. Mr. D'Annunzio is an ex officio (non-voting) member of the Governance Committee. The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Governance Committee, c/o Chair of the Governance Committee, Mr. Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402. The Governance Committee had four meetings in the last fiscal year.


On November 27, 2007, the Board of Trustees established two Investment Committees, effective January 1, 2008, to review the performance of each Fund. Each Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting. Each disinterested Trustees sits on one of the two Committees. Mssrs. Crowley, D'Annunzio, Henry, and McLellan are members of Investment Committee A. Mr. Crowley serves as Chair of Investment Committee A. Mssrs. Bouchard and Rybak and Mesdames Engler and Woodworth are members of Investment Committee B. Mr. Rybak serves as Chair of Investment Committee B. The Trustees do not receive any additional compensation for their service on the Investment Committees.

CERTAIN POSITIONS OF DISINTERESTED TRUSTEES AND THEIR FAMILY MEMBERS

None of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, held any position (other than the disinterested Trustee's position as such with the Trust) including as officer, employee, director or general partner during the two most recently completed calendar years with (i) any Fund, and/or (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

OWNERSHIP OF TRUSTEES OF SHARES IN THE FUNDS OF THE TRUST


As of December 31, 2008, the Trustees beneficially owned the following interests in shares of the Funds: [to be updated by amendment]


----------------------------------- ------------------------------------------------------- ---------------------------------
                                                                                            AGGREGATE DOLLAR RANGE OF
                                                                                            EQUITY SECURITIES IN ALL
                                                                                            REGISTERED INVESTMENT COMPANIES
                                                                                            OVERSEEN BY THE TRUSTEE IN THE
TRUSTEE                             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND           FAMILY OF INVESTMENT COMPANIES
----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------
Mark D. Nerud(1)                    $1 - $10,000                                            Over $100,000
----------------------------------- ------------------------------------------------------- ---------------------------------
                                    $10,001 - $50,000
----------------------------------- ------------------------------------------------------- ---------------------------------
                                    Over $100,000
----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------
Michael Bouchard                    None                                                    None
----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------

William J. Crowley, Jr. (3)         None

----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------

Dominic D'Annunzio (3)              None

----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------
Michelle Engler                     None                                                    None
----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------
James Henry                         None                                                    None
----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------

Richard McLellan(2)                 Over $100,000

----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------
William R. Rybak                    None                                                    None
----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------

Patricia A. Woodworth  (3)          None

----------------------------------- ------------------------------------------------------- ---------------------------------
----------------------------------- ------------------------------------------------------- ---------------------------------


(1) The beneficial interests of Mr. Nerud in shares of the Funds reflected in the foregoing table are held by him through a qualified retirement plan maintained by Jackson for its officers and employees.

(2) Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds.

(3) Pursuant to the Deferred Compensation Plan, Mssrs. Crowley and D'Annunzio and Ms. Woodworth deferred a portion of their compensation into shares of one or more series of JNL Investors Series Trust.


     As is described in the prospectus, shares in the Funds of the Trust are sold only to Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York and to qualified retirement plans.

OWNERSHIP BY DISINTERESTED TRUSTEES OF INTERESTS IN CERTAIN AFFILIATES OF THE TRUST


     As of December 31, 2008 [to be updated by amendment], none of the disinterested Trustees, nor any member of a disinterested Trustee's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.


TRUSTEE COMPENSATION

     The Trustee who is an "interested person" receives no compensation from the Trust. Each disinterested Trustee (except the Chairman of the Board) is paid by the Funds an annual retainer of $80,000, as well as a fee of $7,000 for each meeting of the Board of Trustees attended. The Chairman of the Board of Trustees receives an annual retainer of $110,000, as well as a fee of $7,000 for each meeting of the Board of Trustees attended. The Chair of the Audit Committee receives an additional annual retainer of $15,000 for her services in that capacity. The members of the Audit Committee receive $2,500 for each in-person or telephonic Audit Committee meeting. The Chair of the Governance Committee receives an additional annual retainer of $15,000 for his services in that capacity. The members of the Governance Committee will receive $2,500 for each in-person or telephonic Governance Committee meeting. If a Trustee participates in a Board meeting by telephone, the Trustee will receive half of the meeting fee.

Trustees will receive $2,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars). However, if a Board or Committee meeting is held out of town, Trustees will not receive the "per diem" fee plus the Board or Committee fee for such out of town meeting, but rather will receive the greater of $2,500 or the meeting fee.


The disinterested Trustees and the Trust's Chief Compliance Officer received the following compensation for their services during the fiscal year ended December 31, 2008: [to be updated by amendment]


-------------------------------- ----------------------- ------------------- --------------- -------------------
            TRUSTEE                    AGGREGATE             PENSION OR        ESTIMATED           TOTAL
                                                             RETIREMENT
                                                          BENEFITS ACCRUED       ANNUAL      COMPENSATION FROM
                                 COMPENSATION FROM THE    AS PART OF TRUST   BENEFITS UPON     THE TRUST AND
                                        TRUST(1)              EXPENSES         RETIREMENT       FUND COMPLEX
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Michael Bouchard                           $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
William J. Crowley, Jr. (4)                $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Dominic D'Annunzio 3, (5)                  $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Michelle Engler                            $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
James Henry                                $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Richard McLellan                           $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
William R. Rybak                           $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Patricia Woodworth (6)                     $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Steven J. Fredricks (2)                    $                     $0                $0                $
-------------------------------- ----------------------- ------------------- --------------- -------------------


(1) The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $________.
(2) Mr. Fredricks' compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.
(3) Mr. D'Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.
(4) Mr. Crowley deferred $________.
(5) Mr. D'Annunzio deferred $_________.
(6) Ms. Woodworth deferred $_________.


     Neither the Trust nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Trustees.

SELECTION OF TRUSTEE NOMINEES

     The Board is responsible for considering Trustee nominees at such times as it considers electing new Trustees to the Board. The Governance Committee, on behalf of the Board, leads the Board in its consideration of Trustee candidates. The Board and Governance Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board or the Governance Committee may engage from time to time and will also consider shareholder recommendations. The Board has not established specific, minimum qualifications that it believes must be met by a Trustee nominee. In evaluating Trustee nominees, the Board and the Governance Committee consider, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the 1940 Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Board and the Governance Committee also consider whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Board and the Governance Committee evaluate nominees for Trustee based on whether the nominee is recommended by a shareholder.

     A shareholder who wishes to recommend a Trustee nominee should submit his or her recommendation in writing to the Chair of the Governance Committee, Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402. At a minimum, the recommendation should include:

     o The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

     o A statement concerning whether the person is an "interested person" as defined in the 1940 Act;

     o Any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o The name and address of the person submitting the recommendation, together with an affirmation of the person's investment, via insurance products, in the Funds and the period for which the shares have been held.

     The recommendation also can include any additional information which the person submitting it believes would assist the Board and the Governance Committee in evaluating the recommendation.

     Shareholders should note that a person who owns securities issued by Prudential plc (the parent company of the Funds' investment adviser and distributor) would be deemed an "interested person" under the 1940 Act. In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     Before the Governance Committee decides to nominate an individual as a Trustee, Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

                     PRINCIPAL HOLDERS OF THE TRUST'S SHARES


     As of March 13, 2009 [to be updated by amendment], the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of the Trust.


     Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting.


     As of March 13, 2009 [to be updated by amendment], the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:


------------------------------------- ----------------------- ------------------------ ------------------------------
FUND                                  NAME AND ADDRESS          AMOUNT OF OWNERSHIP     PERCENTAGE OF SHARES OWNED
------------------------------------- ----------------------- ------------------------ ------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
------------------------------------- ----------------------- ------------------------ ------------------------------

------------------------------------- ----------------------- ------------------------ ------------------------------
------------------------------------- ----------------------- ------------------------ ------------------------------

------------------------------------- ----------------------- ------------------------ ------------------------------
------------------------------------- ----------------------- ------------------------ ------------------------------

------------------------------------- ----------------------- ------------------------ ------------------------------
------------------------------------- ----------------------- ------------------------ ------------------------------

------------------------------------- ----------------------- ------------------------ ------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
------------------------------------- ----------------------- ------------------------ ------------------------------


     Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Trust, as of March 13, 2009 [to be updated by amendment], the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:


------------------------------------------ ------------------------------- ---------------------- --------------------
FUND                                       NAME AND ADDRESS                 AMOUNT OF OWNERSHIP      PERCENTAGE OF
                                                                                                     SHARES OWNED
------------------------------------------ ------------------------------- ---------------------- --------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------- ---------------------- --------------------

------------------------------------------ ------------------------------- ---------------------- --------------------
------------------------------------------ ------------------------------- ---------------------- --------------------

------------------------------------------ ------------------------------- ---------------------- --------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------- ---------------------- --------------------

------------------------------------------ ------------------------------- ---------------------- --------------------
----------------------------------------------------------------------------------------------------------------------

The S&P Funds noted above are Funds of the Trust. The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

          INVESTMENT ADVISER, SUB-ADVISERS AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER

JACKSON NATIONAL ASSET MANAGEMENT, LLC

     Jackson National Asset Management, LLC ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust. As investment adviser, JNAM provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

     JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement.


     The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays Adviser a fee in respect of each Fund as described in the Prospectus. The fee paid by the Trust to the Adviser for the fiscal years ended December 31, 2006, December 31, 2007, and December 31, 2008 were $63,051,736, $84,249,044, and $_____________ [to be updated by amendment] respectively.


INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

     In addition to providing the services described above, the Adviser may, subject to the approval of the Trustees of the Trust, select, contract with and compensate sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

INVESCO AIM CAPITAL MANAGEMENT, INC. [AND ITS' AFFILIATES]

     Invesco Aim Capital Management, Inc. (f/k/a A I M Capital Management, Inc.) ("Invesco Aim"), with principal offices at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as sub-adviser to the JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund, JNL/AIM Small Cap Growth Fund and the JNL/AIM Global Real Estate Fund. Invesco Aim is an indirect wholly-owned subsidiary of Invesco Ltd. ("Invesco") a publicly traded financial services company based in Bermuda.

     The sub-sub-adviser to the JNL/AIM Global Real Estate Fund ("Fund") are Invesco Institutional (N.A.), Inc. ("IINA"), with its principal office at 1360 Peachtree St. N.E., Suite 100, Atlanta, GA 30309, and Invesco Asset Management Limited ("IAML") with its principal office at 30 Finsbury Square, London, EC2A, 1AG United Kingdom. Each of IINA and IAML is an affiliate of Invesco Aim. IINA and IAML are compensated by Invesco Aim at no additional expense to the Trust. Invesco Aim, IINA, and IAML are collectively referred to herein as "AIM."

     Day-to-day investment management decisions for the Fund will be made by the sub-Sub-Advisers. The sub-Sub-Advisers are responsible for choosing certain types of real estate securities for the Fund. Invesco Aim, IINA and IAML are indirect, wholly-owned subsidiaries of Invesco. As of December 31, 2007, Invesco managed approximately $500 billion in total assets.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:

     >> BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

     >> ANNUAL BONUS. AIM's portfolio managers are eligible to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco reviews and approves the amount of the bonus pool available to AIM. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

          High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across each organization.

     >> EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco stock from pools determined from time to time by the Compensation Committee of Invesco's Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     >> PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

     >> PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

     AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.


The following table reflects information as of December 31, 2008: [to be updated by amendment]


JNL/AIM International Growth Fund
Clas G. Olsson                                                         Number Of                     Total
                                                                        ACCOUNTS             ASSETS (IN MILLIONS)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Barrett K. Sides                                                       Number Of                     Total
                                                                        ACCOUNTS             ASSETS (IN MILLIONS)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Shuxin Cao                                                             Number Of                     Total
                                                                        ACCOUNTS             ASSETS (IN MILLIONS)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Matthew W. Dennis                                                      Number Of                     Total
                                                                        ACCOUNTS             ASSETS (IN MILLIONS)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Jason T. Holzer                                                        Number Of                     Total
                                                                        ACCOUNTS             ASSETS (IN MILLIONS)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/AIM Large Cap Growth Fund
Geoffrey V. Keeling                                                    Number Of                     Total
                                                                       ACCOUNTS*             ASSETS (IN MILLIONS)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Robert L. Shoss                                                        Number Of                     Total
                                                                       ACCOUNTS*             ASSETS (IN MILLIONS)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/AIM Small Cap Growth Fund
Juliet S. Ellis                                                        Number Of                    Total
                                                                       ACCOUNTS*             ASSETS (IN MILLIONS)
registered investment companies: .......................                                              $
                                                                 ----------------------    -------------------------
                                                                 ----------------------    -------------------------
other pooled investment vehicles:.......................
                                                                 ----------------------    -------------------------
                                                                 ----------------------    -------------------------
other accounts:.........................................
                                                                 ----------------------    -------------------------

Juan R. Hartsfield                                                     Number Of                    Total
                                                                       ACCOUNTS*             ASSETS (IN MILLIONS)
registered investment companies: .......................                                              $
                                                                 ----------------------    -------------------------
                                                                 ----------------------    -------------------------
other pooled investment vehicles:.......................
                                                                 ----------------------    -------------------------
                                                                 ----------------------    -------------------------
other accounts:.........................................
                                                                 ----------------------    -------------------------

                                                                       Number Of                    Total
Clay Manley(1)                                                         ACCOUNTS*              ASSETS (MILLIONS)
                                                                       ---------              -----------------
registered investment companies: .......................                                             None
                                                                 ----------------------    -------------------------
                                                                 ----------------------    -------------------------
other pooled investment vehicles:.......................                                             None
                                                                 ----------------------    -------------------------
                                                                 ----------------------    -------------------------
other accounts:.........................................                                             None
                                                                 ----------------------    -------------------------

(1) Mr. Manley began serving as portfolio manager on the Fund on February 4, 2008.

* These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

JNL/AIM Global Real Estate Fund
Mark Blackburn                                                    Number Of                       Total
                                                                   ACCOUNTS               Assets (in millions)
                                                                   --------
registered investment companies: .......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other accounts:.........................................                                            $
                                                             ---------------------    ------------------------------

Joe V. Rodriguez, Jr.                                             Number Of                       Total
                                                                   ACCOUNTS               Assets (in millions)
                                                                   --------
registered investment companies: .......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other accounts:.........................................                                            $
                                                             ---------------------    ------------------------------

James W. Trowbridge                                               Number Of                       Total
                                                                   ACCOUNTS               Assets (in millions)
                                                                   --------
registered investment companies: .......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other accounts:.........................................                                            $
                                                             ---------------------    ------------------------------

Ping Ying Wang                                                    Number Of                       Total
                                                                   ACCOUNTS               Assets (in millions)
                                                                   --------
registered investment companies: .......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other accounts:.........................................                                            $
                                                             ---------------------    ------------------------------

                                                                  Number Of                       Total
Paul Curbo                                                         ACCOUNTS               Assets (in millions)
                                                                   --------
registered investment companies: .......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................                                            $
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other accounts:.........................................                                            $
                                                             ---------------------    ------------------------------

                                                             ---------------------    ------------------------------
                                                                  Number Of                       Total
James Cowen*                                                       Accounts               Assets (in millions)
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
registered investment companies: .......................
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................
                                                             ---------------------    ------------------------------
                                                             ---------------------    ------------------------------
other accounts:.........................................
                                                             ---------------------    ------------------------------


* Mr. Cowen became a portfolio manager for the JNL/AIM Global Real Estate Fund on October 6, 2008.


CONFLICTS OF INTEREST

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

     >> The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

     >> If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

     >> With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

     >> Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

     AIM has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/AIM INTERNATIONAL GROWTH FUND [to be updated by amendment]


--------------------------------- ------------ ------------------ -------------- -------------- --------------
SECURITY OWNERSHIP OF               Clas G.        Barrett K.                       Matthew       Jason T.
PORTFOLIO MANAGERS                  Olsson           Sides         Shuxin Cao       Dennis         Holzer
--------------------------------- ------------ ------------------ -------------- -------------- --------------
--------------------------------- ------------ ------------------ -------------- -------------- --------------
None
--------------------------------- ------------ ------------------ -------------- -------------- --------------
--------------------------------- ------------ ------------------ -------------- -------------- --------------
$1-$10,000
--------------------------------- ------------ ------------------ -------------- -------------- --------------
--------------------------------- ------------ ------------------ -------------- -------------- --------------
$10,001-$50,000
--------------------------------- ------------ ------------------ -------------- -------------- --------------
--------------------------------- ------------ ------------------ -------------- -------------- --------------
$50,001-$100,000
--------------------------------- ------------ ------------------ -------------- -------------- --------------
--------------------------------- ------------ ------------------ -------------- -------------- --------------
$100,001-$500,000
--------------------------------- ------------ ------------------ -------------- -------------- --------------
--------------------------------- ------------ ------------------ -------------- -------------- --------------
$500,001-$1,000,000
--------------------------------- ------------ ------------------ -------------- -------------- --------------
--------------------------------- ------------ ------------------ -------------- -------------- --------------
Over $1,000,000
--------------------------------- ------------ ------------------ -------------- -------------- --------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/AIM LARGE CAP GROWTH FUND** [to be updated by amendment]


----------------------------------- ------------------------------- --------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                        Geoffrey V. Keeling             Robert L. Shoss
----------------------------------- ------------------------------- --------------------------
----------------------------------- ------------------------------- --------------------------
None
----------------------------------- ------------------------------- --------------------------
----------------------------------- ------------------------------- --------------------------
$1-$10,000
----------------------------------- ------------------------------- --------------------------
----------------------------------- ------------------------------- --------------------------
$10,001-$50,000
----------------------------------- ------------------------------- --------------------------
----------------------------------- ------------------------------- --------------------------
$50,001-$100,000
----------------------------------- ------------------------------- --------------------------
----------------------------------- ------------------------------- --------------------------
$100,001-$500,000
----------------------------------- ------------------------------- --------------------------
----------------------------------- ------------------------------- --------------------------
$500,001-$1,000,000
----------------------------------- ------------------------------- --------------------------
----------------------------------- ------------------------------- --------------------------
Over $1,000,000
----------------------------------- ------------------------------- --------------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/AIM SMALL CAP GROWTH FUND** [to be updated by amendment]



----------------------------------- -------------------------- --------------------- -------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                        Juliet Ellis          Juan R. Hartsfield      Clay Manley
----------------------------------- -------------------------- --------------------- -------------------
----------------------------------- -------------------------- --------------------- -------------------
None
----------------------------------- -------------------------- --------------------- -------------------
----------------------------------- -------------------------- --------------------- -------------------
$1-$10,000
----------------------------------- -------------------------- --------------------- -------------------
----------------------------------- -------------------------- --------------------- -------------------
$10,001-$50,000
----------------------------------- -------------------------- --------------------- -------------------
----------------------------------- -------------------------- --------------------- -------------------
$50,001-$100,000
----------------------------------- -------------------------- --------------------- -------------------
----------------------------------- -------------------------- --------------------- -------------------
$100,001-$500,000
----------------------------------- -------------------------- --------------------- -------------------
----------------------------------- -------------------------- --------------------- -------------------
$500,001-$1,000,000
----------------------------------- -------------------------- --------------------- -------------------
----------------------------------- -------------------------- --------------------- -------------------
Over $1,000,000
----------------------------------- -------------------------- --------------------- -------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/AIM GLOBAL REAL ESTATE FUND** [to be updated by amendment]


------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
SECURITY OWNERSHIP OF              Joe V.                            James W.      Ping Ying      Paul        James
PORTFOLIO MANAGERS                Rodriguez     Mark Blackburn      Trowbridge        Wang        Curbo       Cowen
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
None
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
$1-$10,000
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
$10,001-$50,000
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
$50,001-$100,000
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
$100,001-$500,000
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
$500,001-$1,000,000
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------
Over $1,000,000
------------------------------ -------------- ------------------ --------------- ------------- ------------ -----------

** Shares of the Funds may only be purchased by insurance company separate accounts and certain qualified retirement plans. Accordingly, no portfolio manager may invest in Funds directly.

CAPITAL GUARDIAN TRUST COMPANY

     Capital Guardian Trust Company ("Capital Guardian"), with principal offices at 333 South Hope Street, Los Angeles, California 90071, serves as sub-adviser to the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, and the JNL/Capital Guardian U.S. Growth Equity Fund. Capital Guardian was chartered in 1968 under the California State banking laws as a non-depository trust company and has been registered as an investment advisor with the SEC under the Investment Advisors Act of 1940 since April 27, 2001.

     Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. which in turn is owned by The Capital Group Companies, Inc.
(CGC). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC is one of the oldest major financial service firms in the U.S., tracing its roots back to 1931, and has always been privately held. CGC is owned by a broad group of over 400 key investment and administrative active associates and retirees.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     At Capital Guardian, portfolio managers and investment analysts are paid competitive salaries. In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses tied to investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average with the greater weight placed on the four-year rolling average. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

     The benchmarks used to measure performance of the portfolio managers for the JNL/Capital Guardian Global Balanced Fund include, as applicable, the MSCI AC World Index, an adjusted MSCI AC World Ex-U.S. Index, an adjusted MSCI
Emerging Markets Free Index, an Emerging Markets consultant universe, an adjusted Lipper International Index, an adjusted Lipper Global Index, an adjusted MSCI World Index, a customized Growth and Income Index based on the Lipper Growth and Income Index, the MSCI North America Index, and the MSCI USA Index.

     The benchmarks used to measure the performance of the Research Portfolio coordinator for the JNL/Capital Guardian Global Diversified Research Fund include MSCI World net to US and the Lipper Global.

     The benchmarks used to measure the performance of the portfolio managers for the JNL/Capital Guardian International Small Cap Fund include, as applicable, S & P Citigroup World Equity Index Cap Range less than USD $2 Billion, S & P Citigroup World Equity Index Cap Range less than USD 2 Billion Canada, S & P Citigroup World Equity Index Cap Range less than USD 2 Billion
Europe,  S & P Citigroup  World  Equity  Index Cap Range less than USD 2 Billion
Japan, S & P Citigroup World Equity Index Cap Range less than USD 2 Billion Pacific Ex-Japan, S & P Citigroup World Equity Index Cap Range less than USD 2 Billion World Ex-U.S., and a Customized Lipper International Small Cap Index.

     The benchmarks used to measure performance of the portfolio managers for the JNL/Capital Guardian U.S. Growth Equity Fund include, as applicable, the Russell 1000 Growth Index, and a customized Lipper Growth Index.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/Capital Guardian Global Balanced Fund

--------------------------------------------------------------------------------------------------------------------
                          CGTC'S OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
                             The number of other accounts managed by each
                             portfolio manager within each category below and
                             the total assets in the accounts managed within
Portfolio Managers           each category below

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                 REGISTERED INVESTMENT      OTHER POOLED INVESTMENT        OTHER ACCOUNTS(3,4)
                            COMPANIES (1) VEHICLES(2)
--------------------------------------------------------------------------------------------------------------------
                               Number of    Total Assets    Number of    Total Assets   Number of    Total Assets
                                Accounts    (in billions)    Accounts    (in billions)   Accounts    (in billions)
--------------------------------------------------------------------------------------------------------------------
Brett, Mark
--------------------------------------------------------------------------------------------------------------------
Cronin,
Christine
--------------------------------------------------------------------------------------------------------------------
Dalzell, Mark
--------------------------------------------------------------------------------------------------------------------
Fisher, David
--------------------------------------------------------------------------------------------------------------------
Harrer,
Laurentius
--------------------------------------------------------------------------------------------------------------------
Havas, Richard
--------------------------------------------------------------------------------------------------------------------
Kyle, Nancy
--------------------------------------------------------------------------------------------------------------------
Locke, Michael
--------------------------------------------------------------------------------------------------------------------
Neithart, Robert
--------------------------------------------------------------------------------------------------------------------
Sauvage,
Lionel
--------------------------------------------------------------------------------------------------------------------
Sikorsky,
Nilly
--------------------------------------------------------------------------------------------------------------------
Staehelin, Rudolf
--------------------------------------------------------------------------------------------------------------------
Wilson,
Alan
--------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

-------------------------------------------------------------------------------------------------------------------
                            CGTC'S FEE BASED ACCOUNTS
-------------------------------------------------------------------------------------------------------------------
                                    The number of accounts and the total assets
                                    in the accounts managed by each portfolio
                                    manager with respect to which the advisory
                                    fee is based on the performance of the
Portfolio Managers                  account.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                      REGISTERED INVESTMENT    OTHER POOLED INVESTMENT     OTHER ACCOUNTS(3,4)
                                          COMPANIES (1)              VEHICLES(2)
-------------------------------------------------------------------------------------------------------------------
                                      Number of  Total Assets   Number of  Total Assets   Number of  Total Assets
                                      Accounts   (in billions)  Accounts   (in billions)  Accounts   (in billions)
-------------------------------------------------------------------------------------------------------------------
Brett, Mark
-------------------------------------------------------------------------------------------------------------------
Cronin, Christine
-------------------------------------------------------------------------------------------------------------------
Dalzell, Mark
-------------------------------------------------------------------------------------------------------------------
Fisher, David
-------------------------------------------------------------------------------------------------------------------
Harrer, Laurentius
-------------------------------------------------------------------------------------------------------------------
Havas, Richard
-------------------------------------------------------------------------------------------------------------------
Kyle, Nancy
-------------------------------------------------------------------------------------------------------------------
Locke, Michael
-------------------------------------------------------------------------------------------------------------------
Neithart, Robert
-------------------------------------------------------------------------------------------------------------------
Sauvage, Lionel
-------------------------------------------------------------------------------------------------------------------
Sikorsky, Nilly
-------------------------------------------------------------------------------------------------------------------
Staehelin, Rudolf
-------------------------------------------------------------------------------------------------------------------
Wilson, Alan
-------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.


JNL/Capital Guardian Global Diversified Research Fund

----------------------------------------------------------------------------------------------------------------------------
                                         CAPITAL GUARDIAN'S OTHER ACCOUNTS MANAGED
----------------------------------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------
  Research                        Portfolio Coordinator The number of other
                                  accounts managed by each portfolio manager
                                  within each category below and the total
                                  assets in the accounts managed within each
                                  category below.
----------------------------------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------
                                      REGISTERED INVESTMENT        OTHER POOLED INVESTMENT        OTHER ACCOUNTS3, (4)
                                          COMPANIES (1)                  VEHICLES(2)
----------------------------------------------------------------------------------------------------------------------------
                                    Number of     Total Assets    Number of    Total Assets    Number of     Total Assets
                                     Accounts    (in billions)    Accounts    (in billions)    Accounts     (in billions)
-----------------------------------------------------------------------------------------------------------------------------
Barth, Andrew
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                           CAPITAL GUARDIAN'S FEE BASED ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
                               ----------------------------------------------------------------------------------------------
Research                       Portfolio Coordinator The number of accounts and
                               the total assets in the accounts managed by each
                               portfolio manager with respect to which the
                               advisory fee is based on the performance of the
                               account.
-----------------------------------------------------------------------------------------------------------------------------
                               ----------------------------------------------------------------------------------------------
                                REGISTERED INVESTMENT COMPANIES    OTHER POOLED INVESTMENT         OTHER ACCOUNTS(3,4)
                                              (1)                        VEHICLES(2)
-----------------------------------------------------------------------------------------------------------------------------
                                   Number of      Total Assets     Number of    Total Assets   Number of     Total Assets
                                   Accounts      (in billions)     Accounts    (in billions)    Accounts     (in billions)
-----------------------------------------------------------------------------------------------------------------------------
Barth, Andrew
-----------------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian. Personal brokerage accounts of the research portfolio coordinator and his family are not reflected.


JNL/Capital Guardian International Small Cap Fund

----------------------------------------------------------------------------------------------------------------------------
                                         CAPITAL GUARDIAN'S OTHER ACCOUNTS MANAGED
----------------------------------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------
                                  The number of other accounts managed by each portfolio manager within each category
Portfolio Managers                below and the total assets in the accounts managed within each category below.
----------------------------------------------------------------------------------------------------------------------------
                                  ------------------------------------------------------------------------------------------
                                      REGISTERED INVESTMENT        OTHER POOLED INVESTMENT        OTHER ACCOUNTS3, (4)
                                          COMPANIES (1)                  VEHICLES(2)
----------------------------------------------------------------------------------------------------------------------------
                                   Number of    Total Assets     Number of    Total Assets    Number of     Total Assets
                                   Accounts     (in billions)    Accounts    (in billions)    Accounts     (in billions)
-----------------------------------------------------------------------------------------------------------------------------
Annous, Habib
-----------------------------------------------------------------------------------------------------------------------------
Havas, Richard
-----------------------------------------------------------------------------------------------------------------------------
Horiguchi, Akira
-----------------------------------------------------------------------------------------------------------------------------
Mortimer, Roger
-----------------------------------------------------------------------------------------------------------------------------
Nakamura, Takeo
-----------------------------------------------------------------------------------------------------------------------------
Winston, Philip
-----------------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount. 4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of the research portfolio coordinator and his family are not reflected.

-----------------------------------------------------------------------------------------------------------------------------
                                    CAPITAL GUARDIAN TRUST COMPANY'S FEE BASED ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                               The number of accounts and the total assets in the accounts managed by each portfolio
Portfolio Managers             manager with respect to which the advisory fee is based on the performance of the account.
-----------------------------------------------------------------------------------------------------------------------------
                               ----------------------------------------------------------------------------------------------
                                REGISTERED INVESTMENT COMPANIES    OTHER POOLED INVESTMENT         OTHER ACCOUNTS(3,4)
                                              (1)                        VEHICLES(2)
-----------------------------------------------------------------------------------------------------------------------------
                                 Number of      Total Assets     Number of    Total Assets    Number of     Total Assets
                                  Accounts      (in billions)    Accounts    (in billions)    Accounts     (in billions)
-----------------------------------------------------------------------------------------------------------------------------
Annous, Habib
-----------------------------------------------------------------------------------------------------------------------------
Havas, Richard
-----------------------------------------------------------------------------------------------------------------------------
Horiguchi, Akira
-----------------------------------------------------------------------------------------------------------------------------
Mortimer, Roger
-----------------------------------------------------------------------------------------------------------------------------
Nakamura, Takeo
-----------------------------------------------------------------------------------------------------------------------------
Winston, Philip
-----------------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of the research portfolio coordinator and his family are not reflected.


JNL/Capital Guardian U.S. Growth Equity Fund

----------------------------------------------------------------------------------------------------------------------------
                                         CAPITAL GUARDIAN'S OTHER ACCOUNTS MANAGED
----------------------------------------------------------------------------------------------------------------------------
                               ---------------------------------------------------------------------------------------------
                               The number of other accounts managed by each portfolio manager within each category below
Portfolio Managers             and the total assets in the accounts managed within each category below.
----------------------------------------------------------------------------------------------------------------------------
                               ---------------------------------------------------------------------------------------------
                                    REGISTERED INVESTMENT         OTHER POOLED INVESTMENT         OTHER ACCOUNTS3, (4)
                                        COMPANIES (1)                   VEHICLES(2)
----------------------------------------------------------------------------------------------------------------------------
                                Number of   Total Assets (in   Number of   Total Assets (in   Number of   Total Assets (in
                                Accounts       billions)       Accounts       billions)       Accounts       billions)
-----------------------------------------------------------------------------------------------------------------------------
Fisher, David
-----------------------------------------------------------------------------------------------------------------------------
James, Todd
-----------------------------------------------------------------------------------------------------------------------------
Kang, James
-----------------------------------------------------------------------------------------------------------------------------
Stern, Eric
-----------------------------------------------------------------------------------------------------------------------------
Wilson, Alan
-----------------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount. 4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

-----------------------------------------------------------------------------------------------------------------------------
                                           CAPITAL GUARDIAN'S FEE BASED ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                The number of accounts and the total assets in the accounts managed by each portfolio
Portfolio Managers              manager with respect to which the advisory fee is based on the performance of the account.
-----------------------------------------------------------------------------------------------------------------------------
                                ---------------------------------------------------------------------------------------------
                                    REGISTERED INVESTMENT         OTHER POOLED INVESTMENT          OTHER ACCOUNTS(3,4)
                                        COMPANIES (1)                   VEHICLES(2)
-----------------------------------------------------------------------------------------------------------------------------
                                  Number of     Total Assets    Number of     Total Assets     Number of     Total Assets
                                   Accounts     (in billions)    Accounts     (in billions)     Accounts     (in billions)
-----------------------------------------------------------------------------------------------------------------------------
Fisher, David
-----------------------------------------------------------------------------------------------------------------------------
James, Todd
-----------------------------------------------------------------------------------------------------------------------------
Kang, James
-----------------------------------------------------------------------------------------------------------------------------
Stern, Eric
-----------------------------------------------------------------------------------------------------------------------------
Wilson, Alan
-----------------------------------------------------------------------------------------------------------------------------

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(4) Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

CONFLICTS OF INTEREST

     Capital Guardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager's management of the Fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Capital Guardian believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND [TO BE UPDATED BY AMENDMENT]



---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
SECURITY OWNERSHIP OF PORTFOLIO    David I.     Nancy J.     Lionel M.      Nilly      Rudolf M.     Alan J.
MANAGERS                             Fisher       Kyle        Sauvage     Sikorsky     Staehelin     Wilson
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
None
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$1-$10,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$10,001-$50,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$50,001-$100,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$100,001-$500,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
$500,001-$1,000,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Over $1,000,000
---------------------------------- ----------- ------------ ------------ ------------ ------------ ------------

--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
SECURITY OWNERSHIP OF PORTFOLIO      Mark H.     Laurentius    Robert H.   Mark A.      Christine   Michael D.   Richard N.
MANAGERS                             Dalzell       Harrer      Neithart      Brett       Cronin        Locke        Havas
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
None
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$1-$10,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$10,001-$50,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$50,001-$100,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$100,001-$500,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
$500,001-$1,000,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------
Over $1,000,000
--------------------------------- -------------- ------------ ------------ ----------- ------------ ------------ ------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND [TO BE UPDATED BY AMENDMENT]


----------------------------------- ---------------------------
SECURITY OWNERSHIP OF PORTFOLIO          Andrew F. Barth
MANAGERS
----------------------------------- ---------------------------
----------------------------------- ---------------------------
None
----------------------------------- ---------------------------
----------------------------------- ---------------------------
$1-$10,000
----------------------------------- ---------------------------
----------------------------------- ---------------------------
$10,001-$50,000
----------------------------------- ---------------------------
----------------------------------- ---------------------------
$50,001-$100,000
----------------------------------- ---------------------------
----------------------------------- ---------------------------
$100,001-$500,000
----------------------------------- ---------------------------
----------------------------------- ---------------------------
$500,001-$1,000,000
----------------------------------- ---------------------------
----------------------------------- ---------------------------
Over $1,000,000
----------------------------------- ---------------------------


SECURITY   OWNERSHIP  OF  PORTFOLIO   MANAGERS  FOR  THE  JNL/CAPITAL   GUARDIAN
INTERNATIONAL SMALL CAP FUND [TO BE UPDATED BY AMENDMENT]


------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
SECURITY OWNERSHIP OF           Habib I.    Richard N.       Akira        Roger J.        Takeo        Philip
PORTFOLIO MANAGERS               Annous        Havas       Horiguchi      Mortimer      Nakamura       Winston
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
None
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$1-$10,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$10,001-$50,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$50,001-$100,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$100,001-$500,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
$500,001-$1,000,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------
Over $1,000,000
------------------------------- ---------- -------------- ------------- ------------- -------------- ------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND [TO BE UPDATED BY AMENDMENT]


------------------------------- ------------------- ----------------- ----------- ------------- --------------
SECURITY OWNERSHIP OF                David I.           Todd S.       Jim S.        Eric H.        Alan J.
PORTFOLIO MANAGERS                    Fisher             James           Kang        Stern         Wilson
------------------------------- ------------------- ----------------- ----------- ------------- --------------
------------------------------- ------------------- ----------------- ----------- ------------- --------------
None
------------------------------- ------------------- ----------------- ----------- ------------- --------------
------------------------------- ------------------- ----------------- ----------- ------------- --------------
$1-$10,000
------------------------------- ------------------- ----------------- ----------- ------------- --------------
------------------------------- ------------------- ----------------- ----------- ------------- --------------
$10,001-$50,000
------------------------------- ------------------- ----------------- ----------- ------------- --------------
------------------------------- ------------------- ----------------- ----------- ------------- --------------
$50,001-$100,000
------------------------------- ------------------- ----------------- ----------- ------------- --------------
------------------------------- ------------------- ----------------- ----------- ------------- --------------
$100,001-$500,000
------------------------------- ------------------- ----------------- ----------- ------------- --------------
------------------------------- ------------------- ----------------- ----------- ------------- --------------
$500,001-$1,000,000
------------------------------- ------------------- ----------------- ----------- ------------- --------------
------------------------------- ------------------- ----------------- ----------- ------------- --------------
Over $1,000,000
------------------------------- ------------------- ----------------- ----------- ------------- --------------

CREDIT SUISSE ASSET MANAGEMENT, LLC


     Credit Suisse Asset Management, LLC ("Credit Suisse"), located at Eleven Madison Avenue, New York, New York 10010 is the sub-adviser to the JNL/Credit Suisse Global Natural Resources Fund and JNL/Credit Suisse Long/Short Fund and is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. As of December 31, 2008, the asset management business of Credit Suisse had approximately $______ billion in assets under management [to be updated by amendment]. Credit Suisse is compensated directly by the Adviser and not by the Fund.


In connection with Credit Suisse's service as sub-adviser to the JNL/Credit Suisse Global Natural Resources Fund, Credit Suisse Asset Management Limited ("Credit Suisse London"), an affiliate of Credit Suisse, will provide investment advisory and portfolio management advice to all or that portion of the Fund's assets designated by Credit Suisse from time to time. Credit Suisse London is compensated by Credit Suisse at no additional expense to the Trust. Credit Suisse London is located at One Cabot Square, London, UK E14 4QJ.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Credit Suisse's compensation to the portfolio managers includes both a fixed base salary component and bonus component. For certain portfolio managers, part of the bonus component is discretionary and generally is determined by considering various factors, such as business growth, teamwork, management, corporate citizenship, etc. The other part of the bonus generally is determined by the pre-tax investment performance of products, including the portion of the Fund allocated to Credit Suisse, for which the portfolio manager is responsible. Credit Suisse considers both the short-term (generally one year) and long-term (generally three years) performance of a portfolio manager relative to selected benchmarks as follows:

-------------------------------- ------------------------------ -----------------------------------
PORTFOLIO MANAGER                BENCHMARK(S)                   PEER GROUP
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
Neil Gregson                     MSCI Eastern Europe            Lipper Hindsight LUX Eastern
                                 MSCI Emerging Europe           Europe
                                 FT Gold Mines Index            Lipper Hindsight Global Emerging
                                 MSCI Global Emerging Markets   Markets
                                 MSCI Weighted sub-sectors      Lipper Emerging Markets Fund
                                                                Lipper Precious Metals
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
Simon Sheppard                   MSCI Resource Blend            Lipper Global Equities Sector
                                 FT Gold Mines Index            Gold and Precious Metals
-------------------------------- ------------------------------ -----------------------------------
-------------------------------- ------------------------------ -----------------------------------
Jordan Low                       S&P 500 Index                  Lipper Large Cap Core
-------------------------------- ------------------------------ -----------------------------------

For other portfolio managers, the discretionary bonus is not tied by formula to the performance of any fund or account. For those portfolio managers, the factors taken into account in determining a portfolio manager's bonus include the Fund's performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, portfolio managers participate in Credit Suisse's profit sharing and 401(k) plans.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/Credit Suisse Long/Short Fund
Jordan Low*                                                            Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------
* Mr. Low became a portfolio manager on the JNL/Credit Suisse Long/Short Fund in
February 2008.

JNL/Credit Suisse Global Natural Resources Fund
Vipin Ahuja                                                            Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................
                                                                 -----------------------    ------------------------

Neil Gregson                                                           Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................
                                                                 -----------------------    ------------------------

Simon Sheppard                                                         Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Funds' investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities between the Funds and other accounts they advise. In addition due to differences in the investment strategies or restrictions between the Funds and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Funds. Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.

If Credit Suisse believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Credit Suisse may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event Credit Suisse aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with Credit Suisse's fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by Credit Suisse's affiliates and accounts in which Credit Suisse's officers, directors, agents, employees or affiliates own interests. Credit Suisse may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND [TO BE UPDATED BY AMENDMENT]


----------------------------------------- ---------------------- ----------------------- ----------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS      Vipin Ahuja           Simon Sheppard          Neil Gregson
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
None
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$1-$10,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$10,001-$50,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$50,001-$100,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$100,001-$500,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
$500,001-$1,000,000
----------------------------------------- ---------------------- ----------------------- ----------------------
----------------------------------------- ---------------------- ----------------------- ----------------------
Over $1,000,000
----------------------------------------- ---------------------- ----------------------- ----------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND [TO BE UPDATED BY AMENDMENT]


----------------------------------------- ------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS      Jordan Low
----------------------------------------- ------------------
----------------------------------------- ------------------
None
----------------------------------------- ------------------
----------------------------------------- ------------------
$1-$10,000
----------------------------------------- ------------------
----------------------------------------- ------------------
$10,001-$50,000
----------------------------------------- ------------------
----------------------------------------- ------------------
$50,001-$100,000
----------------------------------------- ------------------
----------------------------------------- ------------------
$100,001-$500,000
----------------------------------------- ------------------
----------------------------------------- ------------------
$500,001-$1,000,000
----------------------------------------- ------------------
----------------------------------------- ------------------
Over $1,000,000
----------------------------------------- ------------------

EAGLE ASSET MANAGEMENT, INC.

     Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as sub-adviser to the JNL/Eagle Core Equity Fund and the JNL/Eagle SmallCap Equity Fund. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., a publicly traded company which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

FOR THE JNL/EAGLE CORE EQUITY FUND

Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund.

Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds

Eagle seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and the relative (pre-tax) performance (typically 1- and 3-year performance) of these accounts and various other variable forms of compensation, including stock options and an Executive benefit plan.

Eagle has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle. Their investment professionals are compensated as follows:

     o All portfolio managers are paid base salaries that are competitive with others in their fields, based on industry surveys;
     o Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;
     o Additional deferred compensation plans including restricted stock awards and stock option programs may be provided to key investment professionals;
     o All portfolio managers generally are eligible to receive benefits from the Sub-Adviser's parent company including a 401(k) plan, profit sharing, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

The portfolio managers' benchmark for evaluation purposes is the S&P 500.

FOR THE JNL/EAGLE SMALL CAP EQUITY FUND

Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee.

Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

Mr. Boksen is paid a base salary that is competitive with other portfolio managers in the industry, based on industry surveys. Mr. Boksen, along with other portfolio managers participate in a revenue sharing program that provides incentives to build a successful investment program over the long term and additional deferred compensation plans are provided to key investment professionals. Mr. Boksen also participates in a non-qualified stock option program. Additionally, Mr. Boksen, along with all employees receive benefits from Eagle's parent company including a 401(k) plan, profit sharing, and Employee Stock Purchase Plan. Although some accounts may pay significantly higher or lower fees than the Fund, there is no difference between the basic methodology used to determine Mr. Boksen's compensation with respect to the Fund and other Funds managed by Mr. Boksen. This revenue sharing program provides for an annual bonus, a portion of which may be paid in the form of restricted stock in Eagle's parent company. Mr. Boksen's compensation is based upon all accounts managed and performance is evaluated annually. Performance is evaluated on the entire composite of accounts and is pre-tax and account weighted. Mr. Boksen's additional compensation includes receipt of 50% of the net profits generated by the General Partner EB Management I.

Mr. Boksen's benchmarks for evaluation purposes includes Lipper and Morningstar Fund rankings for Mutual Fund performance and the Russell 2000 index for separate accounts along with peer group rankings such as that of Callan Associates and Mercer Investment Consulting.

Mr. Mintz is paid a base salary and a bonus that is competitive with other similarly situated investment professionals in the industry, based on industry surveys. Mr. Mintz, along with all Eagle employees, receives benefits from Eagle's parent company including a 401(k) plan, profit sharing, and Employee Stock Purchase Plan. Compensation is based on individual performance as research analyst as well as contribution to the results of Eagle's investment products. In addition, Mr. Mintz may receive additional compensation for his contribution as Assistant Portfolio Managers of the fund and other similarly managed accounts. Mr. Mintz also may receive an allocation of a portion of the incentive fee earned, if any, by EB Management I, LLC.


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST

JNL/Eagle Core Equity Fund
Richard Skeppstrom Team                                                Number of                     Total
                                                                        ACCOUNTS                    ASSETS
>>       registered investment companies: ..............                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
>>       other pooled investment vehicles:..............                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
>>       other accounts:................................                                               $
                                                                 -----------------------    ------------------------

JNL/Eagle SmallCap Equity Fund
Bert Boksen                                                            Number of                     Total
                                                                        ACCOUNTS                    ASSETS
>>       registered investment companies: ..............                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
>>       other pooled investment vehicles:..............                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
>>       other accounts:................................                                               $
                                                                 -----------------------    ------------------------

Eric Mintz*                                                            Number of                     Total
                                                                        ACCOUNTS                    ASSETS
>>       registered investment companies: ..............                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
>>       other pooled investment vehicles:..............                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
>>       other accounts:................................                                               $
                                                                 -----------------------    ------------------------

* Mr. Mintz became an assistant portfolio manager of the Fund in March 2008.

CONFLICTS OF INTEREST

Potential Conflicts

     Eagle currently holds a 51% ownership interests in EB Management I, LLC which acts as the general partner to a limited partnership formed for investment purposes. Bert Boksen is a 49% owner of EB Management and the Portfolio Manager for the Eagle Aggressive Growth Partners Fund I L.P and Eagle Aggressive Growth Partners Fund II L.P. Eagle also provides administrative and investment research services for the general partner. Certain officers and employees of Eagle have investment interests in the partnership. On occasion, orders for the securities transactions of a partnership may be aggregated with orders for Eagle's client accounts. In such instances, Eagle will ensure that the allocation of securities among Eagle's clients and the partnership is equitable; price averaging may be used for trades executed in a series of transactions on the same day. Eagle does not invest assets of clients' accounts in such limited partnership. Officers and employees of Raymond James Financial, Inc. and its subsidiaries may have investment interest in such investment partnership.

     Eagle's portfolio management team manages other accounts with investment strategies similar to the Portfolio. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Portfolio. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle's Code of Ethics there are certain procedures in place to avoid conflicts of interest when the Manager and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for Clients.


SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S) FOR THE JNL/EAGLE CORE EQUITY FUND [TO BE UPDATED BY AMENDMENT]


----------------------------------------------- --------------------------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS                    Richard Skeppstrom
                                                                 and Team
----------------------------------------------- --------------------------------------------
----------------------------------------------- --------------------------------------------
None
----------------------------------------------- --------------------------------------------
----------------------------------------------- --------------------------------------------
$1-$10,000
----------------------------------------------- --------------------------------------------
----------------------------------------------- --------------------------------------------
$10,001-$50,000
----------------------------------------------- --------------------------------------------
----------------------------------------------- --------------------------------------------
$50,001-$100,000
----------------------------------------------- --------------------------------------------
----------------------------------------------- --------------------------------------------
$100,001-$500,000
----------------------------------------------- --------------------------------------------
----------------------------------------------- --------------------------------------------
$500,001-$1,000,000
----------------------------------------------- --------------------------------------------
----------------------------------------------- --------------------------------------------
Over $1,000,000
----------------------------------------------- --------------------------------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/EAGLE SMALLCAP EQUITY FUND [to be updated by amendment]


------------------------------------ ---------------------------- ---------------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                     Bert Boksen                  Eric Mintz
------------------------------------ ---------------------------- ---------------------------
------------------------------------ ---------------------------- ---------------------------
None
------------------------------------ ---------------------------- ---------------------------
------------------------------------ ---------------------------- ---------------------------
$1-$10,000
------------------------------------ ---------------------------- ---------------------------
------------------------------------ ---------------------------- ---------------------------
$10,001-$50,000
------------------------------------ ---------------------------- ---------------------------
------------------------------------ ---------------------------- ---------------------------
$50,001-$100,000
------------------------------------ ---------------------------- ---------------------------
------------------------------------ ---------------------------- ---------------------------
$100,001-$500,000
------------------------------------ ---------------------------- ---------------------------
------------------------------------ ---------------------------- ---------------------------
$500,001-$1,000,000
------------------------------------ ---------------------------- ---------------------------
------------------------------------ ---------------------------- ---------------------------
Over $1,000,000
------------------------------------ ---------------------------- ---------------------------

FRANKLIN ADVISORY SERVICES, LLC

     Franklin Advisory Services, LLC, ("Franklin") which is located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, serves as sub-adviser to the JNL/Franklin Templeton Small Cap Value Fund. Franklin is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Franklin Advisory Services seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY. Each portfolio manager is paid a base salary.

     ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     o INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     o NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

     o RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


William J. Lippman                                                     Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Bruce C. Baughman, CPA                                                 Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Margaret McGee                                                         Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Donald G. Taylor, CPA                                                  Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

                                                                       Number Of                     Total
Y. Dogan Sahin, CFA                                                     ACCOUNTS               ASSETS (MILLIONS)
                                                                        --------               -----------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S) FOR THE JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND [to be updated by amendment]


 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 SECURITY OWNERSHIP OF            William J.        Bruce C.       Margaret McGee  Donald G. Taylor,     Y. Dogan
 PORTFOLIO MANAGERS                 Lippman      Baughman, CPA                            CPA           Sahin, CFA
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 None
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $1-$10,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $10,001-$50,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $50,001-$100,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $100,001-$500,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $500,001-$1,000,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 Over $1,000,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------

FRANKLIN ADVISERS, INC.

     Franklin Advisers, Inc. ("Franklin Advisers") is located at One Franklin Parkway, San Mateo, California 94403, serves as sub-adviser to the JNL/Franklin Templeton Income Fund. Franklin Advisers is an indirect wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Franklin Advisers, Inc. seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY. Each portfolio manager is paid a base salary.

     ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     o INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     o NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

     o RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.


OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST AS OF DECEMBER 31, 2008 [TO BE UPDATED BY AMENDMENT]:


Edward D. Perks                                                        Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Charles B. Johnson                                                     Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND [TO BE UPDATED BY AMENDMENT]


-------------------------------------- ------------------------- ------------------------
SECURITY OWNERSHIP OF PORTFOLIO            Edward D. Perks         Charles B. Johnson
MANAGERS
-------------------------------------- ------------------------- ------------------------
-------------------------------------- ------------------------- ------------------------
None
-------------------------------------- ------------------------- ------------------------
-------------------------------------- ------------------------- ------------------------
$1-$10,000
-------------------------------------- ------------------------- ------------------------
-------------------------------------- ------------------------- ------------------------
$10,001-$50,000
-------------------------------------- ------------------------- ------------------------
-------------------------------------- ------------------------- ------------------------
$50,001-$100,000
-------------------------------------- ------------------------- ------------------------
-------------------------------------- ------------------------- ------------------------
$100,001-$500,000
-------------------------------------- ------------------------- ------------------------
-------------------------------------- ------------------------- ------------------------
$500,001-$1,000,000
-------------------------------------- ------------------------- ------------------------
-------------------------------------- ------------------------- ------------------------
Over $1,000,000
-------------------------------------- ------------------------- ------------------------

FRANKLIN MUTUAL ADVISERS, LLC

     Franklin Mutual Advisers, LLC ("Franklin Mutual"), located at 101 John F. Kennedy Parkway, Short Hills, New Jersey, 07078, serves as sub-adviser to the JNL/Franklin Templeton Mutual Shares Fund. Franklin Mutual is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Franklin Mutual Advisers seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY Each portfolio manager is paid a base salary.

     ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     o INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     o NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Funds, are evaluated in determining the amount of any bonus award.

     o RESEARCH. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.|X|Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Peter Langerman, as the Chief Investment Officer of the Manager, may participate in a separate bonus opportunity that is linked the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


Peter A. Langerman                                                     Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Deborah A. Turner                                                      Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

F. David Segal
                                                                        Number Of                   Total
                                                                        ACCOUNTS                ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics ("Code") which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest. The Code provides that a conflict of interest is any circumstance where an individual's personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the "Company"). The Code provides that all officers, directors, employees and temporary employees (each, a "Covered Person") of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties. The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND [TO BE UPDATED BY AMENDMENT]


------------------------------------- -------------------------- ------------------------ ----------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                 Peter A. Langerman         Deborah A. Turner        F. David Segal
------------------------------------- -------------------------- ------------------------ ----------------------
------------------------------------- -------------------------- ------------------------ ----------------------
None
------------------------------------- -------------------------- ------------------------ ----------------------
------------------------------------- -------------------------- ------------------------ ----------------------
$1-$10,000
------------------------------------- -------------------------- ------------------------ ----------------------
------------------------------------- -------------------------- ------------------------ ----------------------
$10,001-$50,000
------------------------------------- -------------------------- ------------------------ ----------------------
------------------------------------- -------------------------- ------------------------ ----------------------
$50,001-$100,000
------------------------------------- -------------------------- ------------------------ ----------------------
------------------------------------- -------------------------- ------------------------ ----------------------
$100,001-$500,000
------------------------------------- -------------------------- ------------------------ ----------------------
------------------------------------- -------------------------- ------------------------ ----------------------
$500,001-$1,000,000
------------------------------------- -------------------------- ------------------------ ----------------------
------------------------------------- -------------------------- ------------------------ ----------------------
Over $1,000,000
------------------------------------- -------------------------- ------------------------ ----------------------

GOLDMAN SACHS ASSET MANAGEMENT, L.P.


     Goldman Sachs Asset Management, L.P. ("GSAM(R)"), which is located at 32 Old Slip, New York, New York 10005 serves as sub-adviser to the JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs Short Duration Bond Fund, and JNL/Goldman Sachs Core Plus Bond Fund. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"). As of ________, 2008, GSAM, along with other units of the Investment Management Division of GSAM, had assets under management of $________ billion (including seed capital and excluding assets under supervision) [to be updated by amendment].


     In connection with GSAM's service as sub-adviser to the Fund, Goldman Sachs Asset Management International ("GSAMI") will implement and manage certain country and currency strategies of each of the JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Goldman Sachs Core Plus Bond Fund. The management and investment of these strategies by GSAMI will be based on the amount of the risk budget for the Fund allocated by GSAM to GSAMI for these strategies. GSAMI is not compensated by the Trust. GSAMI is located at Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD, and is an affiliate of Goldman Sachs. GSAMI is a member of the Investment Management Regulatory Organization Limited since 1990 and a registered investment adviser since 1991.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

The Investment Adviser's Value Team ("Value Team") compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

o    Individual performance (relative, absolute)

o    Team performance (relative, absolute)

o    Consistent performance that aligns with clients' objectives

o    Achievement of top rankings (relative and competitive)

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan;
(ii) a profit  sharing  program  to which  Goldman,  Sachs & Co.  makes a pretax contribution;  and  (iii)  investment  opportunity  programs  in  which  certain
professionals  are  eligible  to  participate   subject  to  certain  net  worth
requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

GSAM's Fixed Income Team's (the "Fixed Income Team") compensation package for its portfolio managers is comprised of a base salary and performance bonus. The base salary is fixed. However, the performance bonus is a function of each portfolio manager's individual performance; the Fixed Income Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees; his or her contribution to the overall performance of the Fixed Income team; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure.

The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) overall pre-tax portfolio performance; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined: (1) whether the teams' performance exceeded performance benchmarks over one-year and three-year periods; (2) whether the team managed portfolios within a defined range around a targeted tracking error; (3) whether the team performed consistently with objectives and client commitments; (4) whether the team achieved top tier rankings and ratings (a consideration secondary to the above); and (5) whether the team managed all similarly mandated accounts in a consistent manner.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/Goldman Sachs Mid Cap Value Fund

------------------------------ -------------------------------------------------------------------------
                                                   Number of Other Accounts Managed
                                                   and Total Assets by Account Type
------------------------------ -------------------------------------------------------------------------
------------------------------ ---------------------- ----------------------- --------------------------
Name of                             Registered             Other Pooled                 Other
                                    Investment
Portfolio Manager                    Companies         Investment Vehicles            Accounts
------------------------------ ---------------------- ----------------------- --------------------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
                               Number of   Assets     Number of   Assets       Number of      Assets
                                Accounts    Managed    Accounts    Managed     Accounts      Managed
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------

------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
   Dolores Bamford
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
   David L. Berdon
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
   Andrew Braun
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
   Sean Butkus
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
   Scott Carroll
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
   J. Kelly Flynn
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
   Sean Gallagher
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------
   Eileen Rominger
------------------------------ ----------- ---------- ----------- ----------- ------------ -------------

------------------------------- ------------------------------------------------------------------------
                                                  Number of Accounts and Total Assets
                                              for Which Advisory Fee is Performance Based
------------------------------- ------------------------------------------------------------------------
------------------------------- ---------------------- ----------------------- -------------------------
                                     Registered
Name of                              Investment             Other Pooled                Other
Portfolio Manager                     Companies         Investment Vehicles            Accounts
------------------------------- ---------------------- ----------------------- -------------------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
                                Number of   Assets      Number of   Assets      Number of     Assets
                                Accounts    Managed     Accounts    Managed     Accounts      Managed
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
   Dolores Bamford
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
   David L. Berdon
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
   Andrew Braun
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
   Sean Butkus
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
   Scott Carroll
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
   J. Kelly Flynn
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
   Sean Gallagher
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------
   Eileen Rominger
------------------------------- ---------- ----------- ----------- ----------- ------------ ------------

JNL/Goldman Sachs Short Duration Bond Fund

Please note that all of our fixed income portfolios are managed on a team basis. While lead portfolio managers may be associated with accounts in their specific strategy, the entire team is familiar with our general strategies and objectives and multiple individuals are involved in the management of a portfolio. We believe this approach ensures a high degree of continuity of portfolio management style and knowledge.

For each portfolio manager listed below, the total # of accounts managed is a reflection of accounts within the strategy they oversee or manage, as well as accounts which participate in the sector they manage. There are multiple portfolio managers involved with each account.

                               ----------------------------------------------------------------------------
                               Total  number  of  other   accounts   managed  by  Portfolio
                               Manager(s)  within each category  below and the total assets in the accounts managed within each category below.
                               ----------------------------------------------------------------------------
                               ----------------------------------------------------------------------------
                                Registered Investment         Other Pooled
                                      Companies            Investment Vehicles         Other Accounts

                                  Number       Total       Number       Total        Number       Total
                                    of         Assets        of         Assets         of         Assets
Portfolio Managers               Accounts      ($mm)      Accounts      ($mm)       Accounts      ($mm)
------------------------------ ------------- ----------- ------------ ----------- ------------- -----------
Jonathan  Beinner
------------------------------ ------------- ----------- ------------ ----------- ------------- -----------
Thomas J. Kenny
------------------------------ ------------- ----------- ------------ ----------- ------------- -----------
James McCarthy
------------------------------ ------------- ----------- ------------ ----------- ------------- -----------

                               ------------------------------------------------------------------------------
                               For other accounts  managed by Portfolio  Manager(s)  within each category below, number of accounts and the total assets in the  accounts  with  respect to which the advisory fee is based on the performance of the account.
                               ------------------------------------------------------------------------------
                               ------------------------------------------------------------------------------
                               Registered Investment           Other Pooled
                                     Companies             Investment Vehicles         Other Accounts
                                 Number        Total       Number       Total        Number       Total
                                   of         Assets         of         Assets         of         Assets
                                Accounts       ($mm)      Accounts      ($mm)       Accounts      ($mm)
------------------------------ ------------ ------------ ----------- ------------- ------------ -----------
------------------------------ ------------ ------------ ----------- ------------- ------------ -----------
Portfolio Managers
------------------------------ ------------ ------------ ----------- ------------- ------------ -----------
------------------------------ ------------- ----------- ------------ ----------- ------------- -----------
Jonathan  Beinner
------------------------------ ------------- ----------- ------------ ----------- ------------- -----------
Thomas J. Kenny
------------------------------ ------------- ----------- ------------ ----------- ------------- -----------
James McCarthy
------------------------------ ------------- ----------- ------------ ----------- ------------- -----------

JNL/Goldman Sachs Core Plus Bond Fund

                               -------------------------------------------------------------------------
                               Total  number  of  other   accounts   managed  by  Portfolio
                               Manager(s)  within each category  below and the total assets in the accounts managed within each category below.
                               -------------------------------------------------------------------------
                               ---------------------- ------------------------ -------------------------
                               Registered Investment  Other Pooled Investment
                                     COMPANIES               VEHICLES               OTHER ACCOUNTS
                               ---------------------- ------------------------ -------------------------

                                 Number      Total      Number       Total       Number       Total
                                   of       Assets        of         Assets        of         Assets
                                ACCOUNTS     ($MM)     ACCOUNTS      ($MM)      ACCOUNTS      ($MM)
                               ----------- ---------- ------------ ----------- ----------- -------------
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
------------------------------
PORTFOLIO MANAGERS
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
Jonathan Beinner
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
Thomas Kenny
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
Christopher Sullivan
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
James Clark
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
Jim Cielinski
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------
Thomas Teles
------------------------------ ----------- ---------- ------------ ----------- ----------- -------------

                               -------------------------------------------------------------------------
                               For other accounts  managed by Portfolio  Manager(s)  within each category below, number of accounts and the total assets in the  accounts  with  respect to which the advisory fee is based on the performance of the account.
                               -------------------------------------------------------------------------
                               Registered Investment        Other Pooled
                                     COMPANIES          INVESTMENT VEHICLES         OTHER ACCOUNTS

                                 Number      Total       Number      Total       Number        Total
                                   of        Assets        of        Assets        of         Assets
                                ACCOUNTS     ($MM)      ACCOUNTS     ($MM)      ACCOUNTS       ($MM)
                               ----------- ----------- ----------- ----------- ------------ ------------
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
------------------------------
PORTFOLIO MANAGERS
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
Jonathan Beinner
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
Thomas Kenny
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
Christopher Sullivan
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
James Clark
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
Jim Cielinski
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------
Thomas Teles
------------------------------ ----------- ----------- ----------- ----------- ------------ ------------

JNL/Goldman Sachs Emerging Markets Debt Fund

--------------------- --------------------------------------------------------------------------------
                                           Number of Other Accounts Managed and
                                               Total Assets by Account Type*
--------------------- --------------------------------------------------------------------------------
--------------------- ------------------------- ------------------------- ----------------------------
Name of                Registered Investment    Other Pooled Investment              Other
Portfolio Manager            Companies                  Vehicles                   Accounts
--------------------- ------------------------- ------------------------- ----------------------------
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
                      Number of    Assets       Number of    Assets       Number of      Assets
                       Accounts    Managed      Accounts     Managed      Accounts       Managed
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
LOCAL EMERGING
MARKETS DEBT FUND
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
Samuel Finkelstein
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
Ricardo Penfold
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------
Owi Ruivivar
--------------------- ----------- ------------- ----------- ------------- ------------ ---------------


--------------------- --------------------------------------------------------------------------------
                                          Number of Accounts and Total Assets for
                                         Which Advisory Fee is Performance-Based*
--------------------- --------------------------------------------------------------------------------
--------------------- ------------------------- ------------------------- ----------------------------
Name of                Registered Investment          Other Pooled                   Other
Portfolio Manager            Companies            Investment Vehicles              Accounts
--------------------- ------------------------- ------------------------- ----------------------------
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
                      Number of     Assets      Number        Assets      Number of      Assets
                      Accounts      Managed     Accounts      Managed     Accounts       Managed
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
LOCAL EMERGING
MARKETS DEBT FUND
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
Samuel Finkelstein
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
Ricardo Penfold
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------
Owi Ruivivar
--------------------- ------------ ------------ ------------ ------------ ------------ ---------------

CONFLICTS OF INTEREST

GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND [to be updated by amendment]


----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
SECURITY
OWNERSHIP OF
PORTFOLIO           Eileen       Sean        Dolores     Andy      Sean       David      Scott     Kelly J.
MANAGERS            Rominger    Butkus       Bamford     Braun   Gallagher    Berdon    Carroll    Flynn
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
None
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
$1-$10,000
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
$10,001-$50,000
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
$50,001-$100,000
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
$100,001-$500,000
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
$500,001-$1,000,000
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------
Over $1,000,000
----------------- ------------ ------------ ----------- -------- -------- ------------ ---------- ---------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND [to be updated by amendment]


------------------------------- ------------------ ------------------ ----------------------
SECURITY OWNERSHIP OF           Jonathan Beinner     Thomas Kenny        James McCarthy
PORTFOLIO MANAGERS
------------------------------- ------------------ ------------------ ----------------------
------------------------------- ------------------ ------------------ ----------------------
None
------------------------------- ------------------ ------------------ ----------------------
------------------------------- ------------------ ------------------ ----------------------
$1-$10,000
------------------------------- ------------------ ------------------ ----------------------
------------------------------- ------------------ ------------------ ----------------------
$10,001-$50,000
------------------------------- ------------------ ------------------ ----------------------
------------------------------- ------------------ ------------------ ----------------------
$50,001-$100,000
------------------------------- ------------------ ------------------ ----------------------
------------------------------- ------------------ ------------------ ----------------------
$100,001-$500,000
------------------------------- ------------------ ------------------ ----------------------
------------------------------- ------------------ ------------------ ----------------------
$500,001-$1,000,000
------------------------------- ------------------ ------------------ ----------------------
------------------------------- ------------------ ------------------ ----------------------
Over $1,000,000
------------------------------- ------------------ ------------------ ----------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/GOLDMAN SACHS CORE PLUS BOND FUND [to be updated by amendment]


------------------------------- --------------------- -------------------- ------------------- ----------------
SECURITY OWNERSHIP OF           Christopher                 James B.             Jonathan          Thomas
PORTFOLIO MANAGERS              Sullivan                    Clark                Beinner           Kenny
------------------------------- --------------------- -------------------- ------------------- ----------------
------------------------------- --------------------- -------------------- ------------------- ----------------
None
------------------------------- --------------------- -------------------- ------------------- ----------------
------------------------------- --------------------- -------------------- ------------------- ----------------
$1-$10,000
------------------------------- --------------------- -------------------- ------------------- ----------------
------------------------------- --------------------- -------------------- ------------------- ----------------
$10,001-$50,000
------------------------------- --------------------- -------------------- ------------------- ----------------
------------------------------- --------------------- -------------------- ------------------- ----------------
$50,001-$100,000
------------------------------- --------------------- -------------------- ------------------- ----------------
------------------------------- --------------------- -------------------- ------------------- ----------------
$100,001-$500,000
------------------------------- --------------------- -------------------- ------------------- ----------------
------------------------------- --------------------- -------------------- ------------------- ----------------
$500,001-$1,000,000
------------------------------- --------------------- -------------------- ------------------- ----------------
------------------------------- --------------------- -------------------- ------------------- ----------------
Over $1,000,000
------------------------------- --------------------- -------------------- ------------------- ----------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND [to be updated by amendment]


------------------------------- -------------------- ------------------- ----------------
SECURITY OWNERSHIP OF           Samuel Finkelstein        Ricardo         Owi Ruivivar,
PORTFOLIO MANAGERS                                        Penfold             Ph.D.
------------------------------- -------------------- ------------------- ----------------
------------------------------- -------------------- ------------------- ----------------
None
------------------------------- -------------------- ------------------- ----------------
------------------------------- -------------------- ------------------- ----------------
$1-$10,000
------------------------------- -------------------- ------------------- ----------------
------------------------------- -------------------- ------------------- ----------------
$10,001-$50,000
------------------------------- -------------------- ------------------- ----------------
------------------------------- -------------------- ------------------- ----------------
$50,001-$100,000
------------------------------- -------------------- ------------------- ----------------
------------------------------- -------------------- ------------------- ----------------
$100,001-$500,000
------------------------------- -------------------- ------------------- ----------------
------------------------------- -------------------- ------------------- ----------------
$500,001-$1,000,000
------------------------------- -------------------- ------------------- ----------------
------------------------------- -------------------- ------------------- ----------------
Over $1,000,000
------------------------------- -------------------- ------------------- ----------------

Due to Goldman Sachs Asset Management,  L.P.'s ("GSAM") internal policies,  GSAM
portfolio   managers  are  generally   prohibited  from  purchasing   shares  of
Sub-Advised Funds for which they have primary responsibility.

JACKSON NATIONAL ASSET MANAGEMENT, LLC

     Jackson National Asset Management, LLC ("JNAM"), located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, makes the allocations to the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/S&P 4 Fund. JNAM is a is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Assets of JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund ("Funds") are invested in a combination of mutual funds ("Underlying Funds"). JNAM manages the Fund according to those narrow asset allocation limits. In this context, the term "portfolio manager" refers to oversight of the asset allocation process, and portfolio managers perform primarily a technical, systems oversight role, insuring the proper pre-determined asset allocation in the Underlying Funds. Due to the reality that the Funds' portfolio managers do not perform any special tasks beyond their usual day-to-day functions as employees of the investment adviser and administrator to the Fund and do not perform extensive investment research and analysis on the Underlying Funds, the title "portfolio manager" serves to denote those individuals that have administrative and oversight roles with the Funds. There is no special compensation arrangement for the portfolio managers. The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.

Jackson's policy is to reward professional staff according to competitive industry scales, personal effort and performance. This is accomplished throughout three primary compensation elements: Base salary and an annual bonus are the primary compensation arrangements. Certain individuals may participate in Jackson's long-term incentive program ("LTIP"). Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors. The Jackson LTIP program is based on the overall performance of the operations of Jackson and other U.S. based affiliates. To help in retaining its investment professionals, the Jackson LTIP has a four-year cliff vesting. The mix of base, bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


Daniel W. Koors                                                        Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Lynn M. Mouser                                                         Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

As discussed herein, the Fund is invested in the Underlying Funds according a pre-determined allocation in the Underlying Funds. Daily cash flows will require the allocation of Fund assets among the Underlying Funds. Consequently, the portfolio managers may have access to purchase and sale information related to the Underlying Funds, which may create a conflict of interest should the portfolio managers attempt to trade in shares of the Underlying Funds. Shares of the Fund and the Underlying Funds may only be acquired through the Jackson variable contracts. Pursuant to JNAM's and the Funds' Code of Ethics, purchases and sales of JNL variable contracts must be reported by all "Access Persons," including the portfolio managers, and consequently, all transactions in the Fund and Underlying Funds are monitored for compliance with the Code of Ethics. In addition, JNAM and the Funds have adopted certain compliance policies and procedures, which are reasonably designed to maintain compliance with federal and state regulatory requirements, and to prevent conflicts of interests. However, there is no guarantee that such policies and policies and procedures will detect every situation in which a conflict arises.


SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S) FOR THE JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND, THE JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND, AND THE JNL/S&P 4 FUND [TO BE UPDATED BY AMENDMENT]


------------------------------- ----------------------- --------------------
SECURITY OWNERSHIP OF                  Lynn M.               Daniel W.
PORTFOLIO MANAGERS                      Mouser                 Koors
------------------------------- ----------------------- --------------------
------------------------------- ----------------------- --------------------
NONE
------------------------------- ----------------------- --------------------
------------------------------- ----------------------- --------------------
$1-$10,000
------------------------------- ----------------------- --------------------
------------------------------- ----------------------- --------------------
$10,001-$50,000
------------------------------- ----------------------- --------------------
------------------------------- ----------------------- --------------------
$50,001-$100,000
------------------------------- ----------------------- --------------------
------------------------------- ----------------------- --------------------
$100,001-$500,000
------------------------------- ----------------------- --------------------
------------------------------- ----------------------- --------------------
$500,001-$1,000,000
------------------------------- ----------------------- --------------------
------------------------------- ----------------------- --------------------
Over $1,000,000
------------------------------- ----------------------- --------------------

J.P. MORGAN INVESTMENT MANAGEMENT INC.

     J.P. Morgan Investment Management Inc. ("JP Morgan"), with principal offices at 245 Park Avenue, New York, New York 10167, serves as sub-adviser to the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund and the JNL/JPMorgan U.S. Government & Quality Bond Fund. JP Morgan is an indirect subsidiary of JPMorgan Chase & Co., a publicly-traded bank holding company. JP Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

J.P. Morgan Investment Management Inc. ("JP Morgan")'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds'pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/JPMorgan International Value Fund
Gerd Woort-Menker, M.D.                                                Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Jeroen Huysinga                                                        Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/JPMorgan Mid Cap Growth Fund
Christopher Jones                                                      Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Timothy Parton                                                         Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/JPMorgan U.S. Government & Quality Bond Fund
Michael Sais                                                           Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JP Morgan's and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan's or its affiliate's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan's or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan's Codes of Ethics and JPMorgan Chase & Co.'s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan's and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/JPMORGAN INTERNATIONAL VALUE FUND [to be updated by amendment]


---------------------------------- ------------------------------- ----------------------------
SECURITY OWNERSHIP OF PORTFOLIO                 Gerd                         Jeroen
MANAGERS                                 Woort-Menker, M.D.                 Huysinga
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
None
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$1-$10,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$10,001-$50,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$50,001-$100,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$100,001-$500,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$500,001-$1,000,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
Over $1,000,000
---------------------------------- ------------------------------- ----------------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/JPMORGAN MIDCAP GROWTH FUND [TO BE UPDATED BY AMENDMENT]


---------------------------------- ------------------------------- ----------------------------
SECURITY OWNERSHIP OF PORTFOLIO             Christopher                      Timothy
MANAGERS                                        Jones                        Parton
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
None
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$1-$10,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$10,001-$50,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$50,001-$100,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$100,001-$500,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
$500,001-$1,000,000
---------------------------------- ------------------------------- ----------------------------
---------------------------------- ------------------------------- ----------------------------
Over $1,000,000
---------------------------------- ------------------------------- ----------------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND [to be updated by amendment]


---------------------------------------- ------------------------------
SECURITY OWNERSHIP OF PORTFOLIO                     Michael
MANAGERS                                             Sais
---------------------------------------- ------------------------------
---------------------------------------- ------------------------------
None
---------------------------------------- ------------------------------
---------------------------------------- ------------------------------
$1-$10,000
---------------------------------------- ------------------------------
---------------------------------------- ------------------------------
$10,001-$50,000
---------------------------------------- ------------------------------
---------------------------------------- ------------------------------
$50,001-$100,000
---------------------------------------- ------------------------------
---------------------------------------- ------------------------------
$100,001-$500,000
---------------------------------------- ------------------------------
---------------------------------------- ------------------------------
$500,001-$1,000,000
---------------------------------------- ------------------------------
---------------------------------------- ------------------------------
Over $1,000,000
---------------------------------------- ------------------------------

LAZARD ASSET MANAGEMENT LLC


     Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, serves as sub-adviser to the JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Its clients are both individuals and institutions.


     TEAM MANAGEMENT AND MODEL PORTFOLIOS. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm's best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Lazard's portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Fund. Portfolio managers responsible for managing the Fund may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as "wrap accounts") and model portfolios.

     Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy such as leadership, teamwork and commitment.

     Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

     Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

     Portfolio managers also have an interest in the Lazard Asset Management LLC Equity Plan, an equity based incentive program for Lazard Asset Management. The plan offers permanent equity in Lazard Asset Management to a significant number of its professionals, including portfolio managers, as determined by the Board of Directors of Lazard Asset Management, from time to time. This plan gives certain Lazard employees a permanent equity interest in Lazard and an opportunity to participate in the future growth of Lazard.

     The chart below includes information regarding the members of the portfolio management team responsible for managing the Fund. Specifically, it shows the number of other portfolios and assets (as of the most recent fiscal year end) managed by each team member, as well as the amount (within certain specified ranges) of money invested by each team member in shares of the Fund. As noted in the chart, the portfolio managers managing the Fund may also individually be members of management teams that are responsible for managing Similar Accounts. A significant proportion of these Similar Accounts may be within separately managed account programs, where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team. Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as described above.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/Lazard Emerging Markets Fund

--------------------------- -------------------------------------------------------------- ---------------------------------
                                                                                            ACCOUNTS WITH RESPECT TO WHICH
                                                                                             THE ADVISORY FEE IS BASED ON
                                               OTHER ACCOUNTS MANAGED                       THE PERFORMANCE OF THE ACCOUNT
--------------------------- -------------------------------------------------------------- ---------------------------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
PORTFOLIO MANAGER             CATEGORY OF ACCOUNT      NUMBER OF       TOTAL ASSETS IN        NUMBER OF      TOTAL ASSETS
                                                      ACCOUNTS IN   ACCOUNTS IN CATEGORY     ACCOUNTS IN    IN ACCOUNTS IN
                                                        CATEGORY                              CATEGORY         CATEGORY
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
James M. Donald             Registered Investment
                            Companies
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Pooled Investment
                            Vehicles
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Accounts
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
John R. Reinsberg           Registered Investment
                            Companies
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Pooled Investment
                            Vehicles
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Accounts
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------

JNL/Lazard Mid Cap Equity Fund

--------------------------- -------------------------------------------------------------- ---------------------------------
                                                                                            ACCOUNTS WITH RESPECT TO WHICH
                                                                                             THE ADVISORY FEE IS BASED ON
                                               OTHER ACCOUNTS MANAGED                       THE PERFORMANCE OF THE ACCOUNT
--------------------------- -------------------------------------------------------------- ---------------------------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
PORTFOLIO MANAGER             CATEGORY OF ACCOUNT      NUMBER OF       TOTAL ASSETS IN        NUMBER OF      TOTAL ASSETS
                                                      ACCOUNTS IN   ACCOUNTS IN CATEGORY     ACCOUNTS IN    IN ACCOUNTS IN
                                                        CATEGORY                              CATEGORY         CATEGORY
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
Christopher Blake           Registered Investment
                            Companies
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Pooled Investment
                            Vehicles
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Accounts
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
Gary Buesser                Registered Investment
                            Companies
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Pooled Investment
                            Vehicles
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Accounts
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
Robert A. Failla            Registered Investment
                            Companies
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Pooled Investment
                            Vehicles
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Accounts
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
Andrew D. Lacey             Registered Investment
                            Companies
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Pooled Investment
                            Vehicles
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------
                            Other Accounts
--------------------------- ------------------------- ------------- ---------------------- ---------------- ----------------

--------------------------- ------------------------------------------------------------------------------------------------

CONFLICTS OF INTEREST

     MATERIAL CONFLICTS RELATED TO MANAGEMENT OF SIMILAR ACCOUNTS. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

     Potential conflicts of interest may arise because of Lazard's management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Fund.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Additionally, Lazard currently does not have any portfolio managers that manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/LAZARD EMERGING

MARKETS FUND [TO BE UPDATED BY AMENDMENT]


--------------------------- -------------------------------------------------------------------
SECURITY OWNERSHIP OF                     John  R. Reinsberg              James M. Donald
PORTFOLIO MANAGERS
--------------------------- -------------------------------------------------------------------
------------------------------------ ----------------------------- ----------------------------
None
------------------------------------ ----------------------------- ----------------------------
------------------------------------ ----------------------------- ----------------------------
$1-$10,000
------------------------------------ ----------------------------- ----------------------------
------------------------------------ ----------------------------- ----------------------------
$10,001-$50,000
------------------------------------ ----------------------------- ----------------------------
------------------------------------ ----------------------------- ----------------------------
$50,001-$100,000
------------------------------------ ----------------------------- ----------------------------
------------------------------------ ----------------------------- ----------------------------
$100,001-$500,000
------------------------------------ ----------------------------- ----------------------------
------------------------------------ ----------------------------- ----------------------------
$500,001-$1,000,000
------------------------------------ ----------------------------- ----------------------------
------------------------------------ ----------------------------- ----------------------------
Over $1,000,000
------------------------------------ ----------------------------- ----------------------------

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/LAZARD MID CAP EQUITY FUND

-------------------------------------- -------------------- ------------------ ------------------- ----------------
SECURITY OWNERSHIP OF PORTFOLIO                                                  Christopher H.
MANAGERS                                  Andrew Lacey      Robert A. Failla         Blake          Gary Buesser
-------------------------------------- -------------------- ------------------ ------------------- ----------------
-------------------------------------- -------------------- ------------------ ------------------- ----------------
None
-------------------------------------- -------------------- ------------------ ------------------- ----------------
-------------------------------------- -------------------- ------------------ ------------------- ----------------
$1-$10,000
-------------------------------------- -------------------- ------------------ ------------------- ----------------
-------------------------------------- -------------------- ------------------ ------------------- ----------------
$10,001-$50,000
-------------------------------------- -------------------- ------------------ ------------------- ----------------
-------------------------------------- -------------------- ------------------ ------------------- ----------------
$50,001-$100,000
-------------------------------------- -------------------- ------------------ ------------------- ----------------
-------------------------------------- -------------------- ------------------ ------------------- ----------------
$100,001-$500,000
-------------------------------------- -------------------- ------------------ ------------------- ----------------
-------------------------------------- -------------------- ------------------ ------------------- ----------------
$500,001-$1,000,000
-------------------------------------- -------------------- ------------------ ------------------- ----------------
-------------------------------------- -------------------- ------------------ ------------------- ----------------
Over $1,000,000
-------------------------------------- -------------------- ------------------ ------------------- ----------------

M&G INVESTMENT MANAGEMENT LIMITED ("MAGIM")

     M&G Investment Management Limited ("MAGIM") located at Laurence Pountney Hill, London EC4R 0HH sub-advises the JNL/M&G Global Basics Fund and the JNL/M&G Global Leaders Fund. MAGIM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

M&G has a strong and integrated set of compensation practices designed to reflect the logic, internally within M&G, of people's value as well as their outputs. MAGIM's remuneration package is regularly reviewed by outside consultants to ensure that it is competitive in the London investment management market.

Each component of the remuneration package has a role to play in the effective and appropriate reward of individuals in order to attract, retain and motivate. MAGIM believes it is also important to ensure that in total the components are coherent and relate appropriately to each other, delivering the reward levels that MAGIM wants to make available for different levels of performance. The components are as follows:

     o Base pay is used to reward 'inputs', reflecting the values of people's knowledge, skills, aptitudes and track records. It progresses in line with personal growth, general contribution and potential.

     o Bonus payment levels are closely aligned with 'outputs', chiefly investment performance but also other results such as asset accumulation. Bonuses are discretionary, variable year on year and reflect largely personal and team performance.

     o Our long-term incentive plan, based on phantom equity in MAGIM, is designed to provide a meaningful stake in the future growth of the value of the company to those who have a significant role to play in its growth.

We believe that our corporate culture aids in the attraction and retention of key professionals through the empowerment and responsibility it offers, together with the opportunities it provides for professionals to work with similarly minded experts in different investment fields.

Evaluations are undertaken on an annual basis with some half-yearly reviews as necessary.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:

JNL/M&G Global Basics Fund

                                                                       Number Of                    Total
                                                                       ACCOUNTS                  Assets ($Mil)
                                                                       ---------                 -------------
Graham French
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles*:......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/M&G Global Leaders Fund
Aled Smith                                                             Number Of                     Total
                                                                        ACCOUNTS                 Assets ($Mil)
                                                                        --------                 -------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles*:......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

At MAGIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include non-U.S. collective investment schemes, insurance companies, and segregated pension funds. MAGIM manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors. MAGIM has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds participate in investment decisions involving the same securities.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/M&G GLOBAL BASICS FUND [TO BE UPDATED BY AMENDMENT]


---------------------------------------- -------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                            Graham French
---------------------------------------- -------------------------
---------------------------------------- -------------------------
None
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$1-$10,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$10,001-$50,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$50,001-$100,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$100,001-$500,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$500,001-$1,000,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Over $1,000,000
---------------------------------------- -------------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/M&G GLOBAL LEADERS FUND [TO BE UPDATED BY AMENDMENT]


---------------------------------------- -------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                             Aled Smith
---------------------------------------- -------------------------
---------------------------------------- -------------------------
None
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$1-$10,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$10,001-$50,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$50,001-$100,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$100,001-$500,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$500,001-$1,000,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Over $1,000,000
---------------------------------------- -------------------------

MELLON CAPITAL MANAGEMENT CORPORATION

     Mellon Capital Management Corporation ("Mellon Capital"), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as sub-adviser to the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund. Mellon Capital also serves as co-sub-adviser to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

PASSIVELY   MANAGED  AND  ACTIVELY   MANAGED  MUTUAL  FUND   PORTFOLIO   MANAGER
COMPENSATION

As of December 31, 2007, Mellon Capital's portfolio managers responsible for both passively managed and actively managed mutual funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital's long-term incentive compensation program. All compensation is paid by Mellon Capital and not by the mutual funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Bank of New York Mellon Corporation deferred compensation plan.

A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager's bonus is determined by a number of factors. One factor is performance of the mutual fund gross of fees relative to expectations for how the mutual fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. Additional factors include the overall financial performance of Mellon Capital, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment management group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from Mellon Capital's long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm's profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/Mellon Capital Management S&P 500 Index Fund
Richard Brown, Karen Wong                                              Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Richard Brown, Karen Wong                                              Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Small Cap Index Fund
Richard Brown, Karen Wong                                              Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management International Index Fund
Richard Brown, Karen Wong                                              Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Bond Index Fund
David Kwan, Lowell Bennett                                             Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management European 30 Fund                         Number Of                     Total
Richard Brown, Karen Wong                                               ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Pacific Rim 30 Fund
Richard Brown, Karen Wong                                              Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

                                                                 -----------------------    ------------------------

JNL/S&P Competitive Advantage Fund                                     Number Of                     Total
Richard Brown, Karen Wong                                               ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/S&P Dividend Income & Growth Fund
Richard Brown, Karen Wong                                              Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/S&P Intrinsic Value Fund
Richard Brown, Karen Wong                                              Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/S&P Total Yield Fund
Richard Brown, Karen Wong                                              Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
                                                                 -----------------------    ------------------------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

At Mellon Capital Management Corporation, individual portfolio managers may manage multiple accounts for multiple clients. Mellon Capital manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by select corporate officers. Mellon Capital has developed control procedures to ensure that no one client, regardless of type, is intentionally favored at the expense of another.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND, THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND, THE JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND, THE JNL/S&P COMPETITIVE ADVANTAGE FUND, THE JNL/S&P DIVIDEND INCOME & GROWTH FUND, THE JNL/S&P INTRINSIC VALUE FUND, AND THE JNL/S&P TOTAL YIELD FUND [TO BE UPDATED BY AMENDMENT]


---------------------------------- ------------------------- -------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                     Richard Brown              Karen Wong
---------------------------------- ------------------------- -------------------
---------------------------------- ------------------------- -------------------
None
---------------------------------- ------------------------- -------------------
---------------------------------- ------------------------- -------------------
$1-$10,000
---------------------------------- ------------------------- -------------------
---------------------------------- ------------------------- -------------------
$10,001-$50,000
---------------------------------- ------------------------- -------------------
---------------------------------- ------------------------- -------------------
$50,001-$100,000
---------------------------------- ------------------------- -------------------
---------------------------------- ------------------------- -------------------
$100,001-$500,000
---------------------------------- ------------------------- -------------------
---------------------------------- ------------------------- -------------------
$500,001-$1,000,000
---------------------------------- ------------------------- -------------------
---------------------------------- ------------------------- -------------------
Over $1,000,000
---------------------------------- ------------------------- -------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND [TO BE UPDATED BY AMENDMENT]


------------------------------------ ---------------------- --------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                          David Kwan           Lowell Bennett
------------------------------------ ---------------------- --------------------
------------------------------------ ---------------------- --------------------
None
------------------------------------ ---------------------- --------------------
------------------------------------ ---------------------- --------------------
$1-$10,000
------------------------------------ ---------------------- --------------------
------------------------------------ ---------------------- --------------------
$10,001-$50,000
------------------------------------ ---------------------- --------------------
------------------------------------ ---------------------- --------------------
$50,001-$100,000
------------------------------------ ---------------------- --------------------
------------------------------------ ---------------------- --------------------
$100,001-$500,000
------------------------------------ ---------------------- --------------------
------------------------------------ ---------------------- --------------------
$500,001-$1,000,000
------------------------------------ ---------------------- --------------------
------------------------------------ ---------------------- --------------------
Over $1,000,000
------------------------------------ ---------------------- --------------------

OPPENHEIMERFUNDS, INC.


     OppenheimerFunds, Inc. ("Oppenheimer"), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as sub-adviser to the JNL/Oppenheimer Global Growth Fund. As of December 31, 2008, Oppenheimer, including subsidiaries and affiliates, managed in excess of $_____ billion in assets, including mutual funds having more than 6 million shareholder accounts [to be updated by amendment]. Oppenheimer is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

COMPENSATION OF THE PORTFOLIO MANAGERS. The Fund's Portfolio Managers are employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2007 each Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers. The compensation structure of one other fund managed by the Portfolio Managers is different from the compensation structure of the Fund, described above. That fund's compensation structure is based on the fund's performance.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/Oppenheimer Global Growth Fund

------------------------------------------------------------------------------- --------------------------------------
Portfolio Manager                 Other Accounts Managed                        Accounts  with respect to which the
                                                                              advisory fee is based on the performance
                                                                                of the account
------------------------------------------------------------------------------- --------------------------------------
--------------------- ------------------- ------------------ ------------------ ------------------- ------------------
                                                             Total Assets in                        Total Assets in
                                          Number of          Accounts in        Number of           Accounts in
                      Category of         Accounts in        Category           Accounts in         Category
                      Account             Category           (in millions)      Category            (in millions)
--------------------- ------------------- ------------------ ------------------ ------------------- ------------------
--------------------- ------------------- ------------------ ------------------ ------------------- ------------------
Rajeev Bhaman         Registered
                      investment
                      companies
--------------------- ------------------- ------------------ ------------------ ------------------- ------------------
--------------------- ------------------- ------------------ ------------------ ------------------- ------------------
                      Other pooled
                      investment
                      vehicles
--------------------- ------------------- ------------------ ------------------ ------------------- ------------------
--------------------- ------------------- ------------------ ------------------ ------------------- ------------------
                      Other accounts(1)
--------------------- ------------------- ------------------ ------------------ ------------------- ------------------

(1) Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

CONFLICTS OF INTEREST

As indicated above, the Portfolio Manager also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.


SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/OPPENHEIMER GLOBAL GROWTH FUND [TO BE UPDATED BY AMENDMENT]


------------------------------------------ -----------------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS    Rajeev Bhaman
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
None
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
$1-$10,000
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
$10,001-$50,000
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
$50,001-$100,000
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
$100,001-$500,000
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
$500,001-$1,000,000
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
Over $1,000,000
------------------------------------------ -----------------------------------

PACIFIC INVESTMENT MANAGEMENT COMPANY ("PIMCO")

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-advisor to the JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund listed above. PIMCO is an investment management firm founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with one member, Allianz Global Investors U.S. Holding LLC, which is a Delaware limited liability company. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holdings Inc., a Delaware corporation which  owns a 0.1%  managing  interest.  Allianz  Global  Investors  of  America
Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft. Allianz Global Investors Aktiengesellschaft is owned 25.53% by Allianz-Argos 6 Vermogensverwaltungsgesellschaft mbH and 74.47% by Allianz
Societas       Europaea       ("Allianz       SE").        Allianz-Argos       6
Vermogensverwaltungsgesellschaft is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz SE. Allianz of America, Inc. is wholly-owned by Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz SE is a European-based, multinational insurance and financial services holding company.

PORTFOLIO MANAGER COMPENSATION

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In  addition,   the  following   non-exclusive  list  of  qualitative   criteria
(collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

     o 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;
     o Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
     o    Amount and nature of assets managed by the portfolio manager;
     o Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     o Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     o Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     o    Contributions to asset retention, gathering and client satisfaction;
     o    Contributions to mentoring, coaching and/or supervising; and
     o    Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

RETENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors' profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/PIMCO Real Return Fund
Mihir Worah                                                            Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MM)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/PIMCO Total Return Bond Fund
William H. Gross                                                       Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MM)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

KNOWLEDGE AND TIMING OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.


SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/PIMCO REAL RETURN FUND [TO BE UPDATED BY AMENDMENT]


------------------------------------------ -------------------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS                  Mihir Worah
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
None
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$1-$10,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$10,001-$50,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$50,001-$100,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$100,001-$500,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$500,001-$1,000,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
Over $1,000,000
------------------------------------------ -------------------------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/PIMCO TOTAL RETURN BOND FUND [TO BE UPDATED BY AMENDMENT]


------------------------------------------ -------------------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS                William H. Gross
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
None
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$1-$10,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$10,001-$50,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$50,001-$100,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$100,001-$500,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
$500,001-$1,000,000
------------------------------------------ -------------------------------------
------------------------------------------ -------------------------------------
Over $1,000,000
------------------------------------------ -------------------------------------

PPM AMERICA, INC.

     PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the JNL/PPM America Core Equity Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund, and the JNL/PPM America High Yield Bond Fund. PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PORTFOLIO MANAGER COMPENSATION STRUCTURE


PPM considers compensation critical to the retention of high quality investment professionals. PPM's policy is to reward professional staff according to competitive industry scales, personal effort and performance. This is accomplished throughout three primary compensation elements: Fixed base salary, subject to annual merit increases, annual bonus, and PPM's long-term incentive program ("LTIP"). Base salary is evaluated for each professional at least annually based on tenure, performance, and market factors. A small portion is placed in a three-year deferral period that is forfeited if the portfolio manager leaves before the end of the deferral period. The PPM LTIP program is based on the overall performance of the operations of PPM and other U.S. based affiliates. To help in retaining its investment professionals, the PPM LTIP has a four-year cliff vesting. The mix of base, bonus, and LTIP varies by level, with more senior employees having a greater percentage of their pay at risk through annual bonus and LTIP.


OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST


The following tables reflect information as of December 31, 2008 [to be updated by amendment]:


JNL/PPM America Core Equity Fund

PPM Equity Team: Richard Brody, Kevin McCloskey, Jeffrey               Number Of                     Total
Moran, Sam Yee, Alford Zick                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                                               $

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/PPM America Mid Cap Value Fund

PPM Equity Team: Richard Brody, Kevin McCloskey, Jeffrey               Number Of                     Total
Moran, Sam Yee, Alford Zick                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                                               $

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/PPM America Small Cap Value Fund

PPM Equity Team: Richard Brody, Kevin McCloskey, Jeffrey               Number Of                     Total
Moran, Sam Yee, Alford Zick                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                                               $

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/PPM America Value Equity Fund

PPM Equity Team: Richard Brody, Kevin McCloskey, Jeffrey               Number Of                     Total
Moran, Sam Yee, Alford Zick                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                                               $

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/PPM America High Yield Bond Fund
                                                                       Number Of                     Total
Anthony Balestrieri                                                     ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------


Scott Richards                                                         Number Of                     Total

                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

PPM is not aware of any material conflicts of interest that may arise in connection with its management of the Fund's investments and the investments of its other accounts.

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the PPM Equity Team are managed using the same or substantially similar investment strategies that are used in connection with the management of the Funds. Similarly, other accounts managed by Mr. Balestrieri are managed using the same or substantially similar investment strategies that are used in connection with the management of the PPM Funds. Accordingly, portfolio holdings, relative position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. However, securities selected for similarly managed funds or accounts other than one of the Funds may outperform the securities selected for the respective JNL/PPM America Fund. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, and allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as PPM may have an incentive to allocate securities that are expected to increase in value to preferred accounts, including those of clients affiliated with PPM. Also, each Fund, as a registered investment company, is subject to different regulations than certain of the accounts managed by PPM, and, consequently, there may be differences in the allowable investments and investment techniques between accounts of client managed by PPM. Further, the majority of accounts managed by PPM represent assets of, or accounts sponsored by, its affiliates. PPM seeks to manage such potential conflicts by through the adoption of a variety of policies and procedures, including procedures intended to provide a fair allocation of buy and sell opportunities among the Funds and other accounts.

Also, the management of personal accounts by a portfolio manager may give rise to potential conflicts of INTEREST, including conflicts of interest related to the knowledge and timing and potential market impact of trades placed on behalf of clients, as well as current or potential investment opportunities under consideration. While the Fund and PPM have adopted a variety of procedures, including a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

As noted above, PPM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PPM AMERICA MID CAP VALUE FUND, JNL/PPM AMERICA SMALL CAP VALUE FUND, JNL/PPM AMERICA VALUE EQUITY FUND AND JNL/PPM AMERICA CORE EQUITY FUND [TO BE UPDATED BY AMENDMENT]



----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                            Richard Brody       Kevin McCloskey   Jeffrey Moran        Sam Yee           Alford Zick
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
None
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
$1-$10,000
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
$10,001-$50,000
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
$50,001-$100,000
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
$100,001-$500,000
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
$500,001-$1,000,000
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------
Over $1,000,000
----------------------------------- ------------------- ---------------- ---------------- ------------------- ------------------



SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PPM AMERICA HIGH YIELD BOND FUND [TO BE UPDATED BY AMENDMENT]


------------------------------------------ -------------------- -------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS   Anthony Balestrieri     Scott Richards
------------------------------------------ -------------------- -------------------------
------------------------------------------ -------------------- -------------------------
None
------------------------------------------ -------------------- -------------------------
------------------------------------------ -------------------- -------------------------
$1-$10,000
------------------------------------------ -------------------- -------------------------
------------------------------------------ -------------------- -------------------------
$10,001-$50,000
------------------------------------------ -------------------- -------------------------
------------------------------------------ -------------------- -------------------------
$50,001-$100,000
------------------------------------------ -------------------- -------------------------
------------------------------------------ -------------------- -------------------------
$100,001-$500,000
------------------------------------------ -------------------- -------------------------
------------------------------------------ -------------------- -------------------------
$500,001-$1,000,000
------------------------------------------ -------------------- -------------------------
------------------------------------------ -------------------- -------------------------
Over $1,000,000
------------------------------------------ -------------------- -------------------------


PRUDENTIAL ASSET MANAGEMENT (SINGAPORE) LIMITED

     Prudential Asset Management (Singapore) Limited ("PAM Singapore"), located at 30 Cecil Street, #20 - 21 Prudential Tower, Singapore 049712 serves as sub-adviser to the JNL/PAM Asia ex-Japan Fund and the JNL/PAM China-India Fund. PAM Singapore is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     PAM Singapore offers fixed base salaries, for its investment professionals. Bonuses are tied to team-wide fund performance as measured against the Funds' benchmarks to ensure that each individual's interests are aligned with those of both the clients and the investment team. The benchmarks for the Funds are as follows: JNL/PAM Asia ex-Japan Fund - MSCI Asia ex Japan Free Index and JNL/PAM China-India Fund - MSCI China Index and MSCI India Index. We also emphasize long-term performance. A percentage of an individual's fund performance KPIs will be tied to a rolling 3-year performance. PAM also offers Long-Term Incentive Plan (LTIP) for key staff based on a 3-year earnings cycle.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/PAM Asia ex-Japan Fund
Kannan Venkataramani, CFA                                              Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/PAM China-India Fund
DR Rao, CFA                                                            Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

     PAM Singapore is of the view that it is not in a position of material conflict of interest in connection with its management of the Fund's investments and the investments of its other accounts. PAM Singapore manages potential conflicts between funds or with other types of accounts through a general policy of treating all clients fairly and seeks to achieve this by having policies and procedures on fair allocation of investments, customer order priority, internal review processes and oversight by independent officers.

     In addition, personal transactions in securities by a portfolio manager and others may give rise to potential conflicts of interest, including conflicts of interest related to the knowledge of Fund's and other accounts' intra-day portfolio holdings; intra-day securities transactions; proposed securities transaction, as well as current or potential investment opportunities under consideration. While the Fund and PAM Singapore have adopted a variety of compliance policies and procedures, including a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited and control activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     As noted above, PAM Singapore and the Funds have adopted certain compliance policies and procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PAM ASIA EX-JAPAN FUND [to be updated by amendment]


----------------------------------- --------------------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                         Kannan Venkataramani, CFA
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
None
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
$1-$10,000
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
$10,001-$50,000
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
$50,001-$100,000
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
$100,001-$500,000
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
$500,001-$1,000,000
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
Over $1,000,000
----------------------------------- --------------------------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/PAM CHINA-INDIA FUND [TO BE UPDATED BY AMENDMENT]


----------------------------------- -------------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                               DR Rao, CFA
----------------------------------- -------------------------------
----------------------------------- -------------------------------
None
----------------------------------- -------------------------------
----------------------------------- -------------------------------
$1-$10,000
----------------------------------- -------------------------------
----------------------------------- -------------------------------
$10,001-$50,000
----------------------------------- -------------------------------
----------------------------------- -------------------------------
$50,001-$100,000
----------------------------------- -------------------------------
----------------------------------- -------------------------------
$100,001-$500,000
----------------------------------- -------------------------------
----------------------------------- -------------------------------
$500,001-$1,000,000
----------------------------------- -------------------------------
----------------------------------- -------------------------------
Over $1,000,000
----------------------------------- -------------------------------

TEMPLETON GLOBAL ADVISORS LIMITED

     Templeton Global Advisors Limited ("Global Advisors"), located at Lyford Cay, Nassau, Bahamas, serves as sub-adviser to the JNL/Franklin Templeton Global Growth Fund. Global Advisors is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Gregory E. Johnson are the principal shareholders of Franklin Resources, Inc.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Global Advisors seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY. Each portfolio manager is paid a base salary.

     ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     o INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     o RESEARCH. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

     o NON-INVESTMENT PERFORMANCE. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

     o RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/Franklin Templeton Global Growth Fund
Cindy Sweeting, CFA                                                    Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Tucker Scott                                                           Number of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles: ......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts: ........................................                                               $
                                                                 -----------------------    ------------------------

Lisa F. Myers, CFA                                                     Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics ("Code") which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest. The Code provides that a conflict of interest is any circumstance where an individual's personal interest interferes or even appears to interfere with the interests of Franklin Resources, Inc. and all of its U.S. and non-U.S. subsidiaries and affiliates (collectively, the "Company"). The Code provides that all officers, directors, employees and temporary employees (each, a "Covered Person") of the Company have a duty to avoid financial, business or other relationships that might be opposed to the interests of the Company or might cause a conflict with the performance of their duties. The Code states that a conflict can arise when a Covered Person takes actions or has interests that may make it difficult to perform his or her Company related work objectively and effectively.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND [TO BE UPDATED BY AMENDMENT]


----------------------------------- ---------------------------- ----------------------------- ------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                      Cindy Sweeting, CFA              Tucker Scott            Lisa F. Myers, CFA
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
None
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$1-$10,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$10,001-$50,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$50,001-$100,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$100,001-$500,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
$500,001-$1,000,000
----------------------------------- ---------------------------- ----------------------------- ------------------------
----------------------------------- ---------------------------- ----------------------------- ------------------------
Over $1,000,000
----------------------------------- ---------------------------- ----------------------------- ------------------------

RED ROCKS CAPITAL LLC

     Red Rocks Capital LLC ("RRC") is the Sub-Adviser to the JNL/Red Rocks Listed Private Equity Fund and is located at 603 Park Point Drive, Suite 200, Golden, Colorado 80401-7587. RRC is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index. RRC also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies.

RRC is an asset management firm specializing in Listed Private Equity. The firm has developed a proprietary database to identify and track publicly traded private equity funds and companies. RRC brings to market the first U.S.-based Listed Private Equity strategy, comprised of 30-50 publicly traded private equity companies. The objective of the strategy is to provide investors with a fully diversified portfolio of top-tier private equity investments with daily valuation and daily liquidity.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

RRC seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers and other key employees receive a fixed base salary, an incentive bonus opportunity and an equity compensation opportunity. Compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good long-term performance. RRC may evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Compensation consists of the following elements:

     o Base salary. Each employee is paid a fixed base salary. In setting the base salary, RRC's intention is to be competitive in light of the particular employee's experience and responsibilities.

     o Annual bonus. Each employee is eligible to receive an annual cash bonus which has quantitative and nonquantitative components. Generally, 66.6% of the bonus is quantitatively determined based on employee-specific performance and responsibility considerations, while the remaining 33.3% portion of the bonus is discretionary as determined by RRC and takes into account other subjective factors.

     o Equity. Portfolio managers and other key employees are eligible to receive equity grants based on their potential to add long-term value to RRC.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


Adam Goldman                                                           Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles*:......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Mark Sunderhuse                                                        Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles*:......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

RRC is not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other account(s).

Portfolio managers at RRC manage multiple accounts pursuant to a model portfolio. These accounts may include, among others, mutual funds and separately-managed accounts. RRC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures and compliance with the firm's Code of Ethics, which it believes address the conflicts associated with managing multiple accounts for multiple clients.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/RED ROCKS LISTED PRIVATE EQUITY FUND [TO BE UPDATED BY AMENDMENT]


---------------------------------------- ------------------------- ----------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                             Adam Goldman           Mark Sunderhuse
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
None
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$1-$10,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$10,001-$50,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$50,001-$100,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$100,001-$500,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$500,001-$1,000,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
Over $1,000,000
---------------------------------------- ------------------------- ----------------------

STANDARD & POOR'S INVESTMENT ADVISORY SERVICES LLC

     Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041, serves as sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund. SPIAS is co-sub-adviser with Mellon Capital for the following funds:
JNL/S&P  Competitive  Advantage  Fund,  JNL/S&P  Dividend  Income & Growth Fund,
JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. ("McGraw-Hill"), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor's ("S&P"), a division of McGraw-Hill. S&P is a provider of independent financial information, analytical services, credit ratings, and research to the global market place. In addition to SPIAS, S&P operates several affiliates that engage in other separate business activities. S&P's other businesses are conducted separately and are subject to firewall restrictions. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

     SPIAS makes no warranties, express or implied, as to results to be obtained from use of information provided by SPIAS and used in this service, and SPIAS expressly disclaims all warranties of suitability with respect thereto. While SPIAS has obtained information believed to be reliable, SPIAS shall not be liable for any claims or losses of any nature in connection with information contained in this document, including but not limited to, lost profits or punitive or consequential damages, even if it is advised of the possibility of same.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Compensation is a combination of salary and bonus. Bonuses are based on individual performance assessments and the financial performance of Standard & Poor's. The performance of their advisory accounts is one of the factors that is considered in their overall evaluation and determination of their merit increase and bonus. Certain portfolio professionals may be awarded options and/or restricted performance shares of The McGraw-Hill Companies Inc.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


Massimo Santicchia                                                     Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles*:......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................
                                                                 -----------------------    ------------------------

* The portfolio manager is responsible for the management of one or more model portfolios published by Standard & Poor's and is also involved with the selection of securities for certain UIT portfolios at initial offering and as required thereafter.

John W. Krey*                                                          Number Of               Approximate Total
                                                                        ACCOUNTS                    ASSETS
Registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
Other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

* The portfolio manager is also responsible for the management of one or more model portfolios published by Standard & Poor's.

CONFLICTS OF INTEREST

The portfolio managers manage multiple accounts and there are potential conflicts of interest. The portfolio managers are required to sign the SPIAS Code of Ethics. The Code addresses conflict situations, most specifically in terms of personal trading policies, but also in general provisions that our advice to our clients must not be affected by conflicts of interest. Based on a universe of funds provided to SPIAS, SPIAS may include in an allocation, and/or otherwise recommend for investment certain funds to which Standard & Poor's or an affiliate licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary Standard & Poor's index, such as the S&P 500. SPIAS includes these funds in allocations, otherwise presents them as an investment option and/or recommends them for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where Standard & Poor's or an affiliate is paid fees that are tied to the amount of assets that are invested in the fund or the volume of trading activity in the fund, investment in the fund will generally result in Standard & Poor's or an affiliate earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

Standard & Poor's and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, THE JNL/S&P RETIREMENT 2025 FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, AND THE JNL/S&P DISCIPLINED GROWTH FUND[TO BE UPDATED BY AMENDMENT]


---------------------------------------- ------------------------- ----------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                           Massimo Santicchia         John W. Krey
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
None
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$1-$10,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$10,001-$50,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$50,001-$100,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$100,001-$500,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$500,001-$1,000,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
Over $1,000,000
---------------------------------------- ------------------------- ----------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/S&P COMPETITIVE ADVANTAGE FUND, THE JNL/S&P DIVIDEND INCOME & GROWTH FUND, THE JNL/S&P INTRINSIC VALUE FUND, AND THE JNL/S&P TOTAL YIELD FUND [TO BE UPDATED BY AMENDMENT]


---------------------------------------- -------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                         Massimo Santicchia
---------------------------------------- -------------------------
---------------------------------------- -------------------------
None
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$1-$10,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$10,001-$50,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$50,001-$100,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$100,001-$500,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
$500,001-$1,000,000
---------------------------------------- -------------------------
---------------------------------------- -------------------------
Over $1,000,000
---------------------------------------- -------------------------

T. ROWE PRICE ASSOCIATES, INC.

     T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, and the JNL/T. Rowe Price Value Fund. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr., and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

     Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are measured against comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long- term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

     All employees of T. Rowe, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     This compensation structure is used for all portfolios managed by the portfolio manager.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/T. Rowe Price Established Growth Fund
P. Robert Bartolo
                                                                  Number of                    Total
                                                                  ACCOUNTS                     ASSETS*
                                                           ------------------------    ------------------------
registered investment companies:                                                                  $
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other pooled investment vehicles:                                                                 $
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other accounts:                                                                                   $
                                                           ------------------------    ------------------------

JNL/T. Rowe Price Mid-Cap Growth Fund
Brian Berghuis                                                    Number of                     Total
                                                                  ACCOUNTS*                    ASSETS*
registered investment companies:                                                                  $
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other pooled investment vehicles:                                                                 $
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other accounts:                                                                                   $
                                                           ------------------------    ------------------------

Donald Peters                                                     Number of                     Total
                                                                  ACCOUNTS*                    ASSETS*
registered investment companies:                                                                  $
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other pooled investment vehicles:                                                                 $
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other accounts:                                                                                   $
                                                           ------------------------    ------------------------

JNL/T. Rowe Price Value Fund
John Linehan                                                      Number of                     Total
                                                                  ACCOUNTS*                    ASSETS*
registered investment companies:                                                                  $
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other pooled investment vehicles:                                                                 $
                                                           ------------------------    ------------------------
                                                           ------------------------    ------------------------
other accounts:                                                                                   $
                                                           ------------------------    ------------------------


*PLEASE NOTE THE  INFORMATION  ABOVE DOES NOT INCLUDE ANY OF THE FUNDS FOR WHICH
T. ROWE PRICE SERVES AS SUB-ADVISER FOR JNL. THE PORTFOLIO MANAGERS NAMED ABOVE DID NOT MANAGE ANY ACCOUNTS FOR WHICH ADVISORY FEES ARE BASED ON PERFORMANCE. TOTAL ASSETS ARE BASED ON T. ROWE PRICE INTERNAL RECORDS AS OF DECEMBER 31, 2008.


CONFLICTS OF INTEREST

     T. Rowe is not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other account(s).

     Portfolio managers at T. Rowe typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager Compensation Structure" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.


SECURITIES OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND [TO BE UPDATED BY AMENDMENT]


--------------------------------------------- --------------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS              P. Robert Bartolo
--------------------------------------------- --------------------------------
--------------------------------------------- --------------------------------
None
--------------------------------------------- --------------------------------
--------------------------------------------- --------------------------------
$1-$10,000
--------------------------------------------- --------------------------------
--------------------------------------------- --------------------------------
$10,001-$50,000
--------------------------------------------- --------------------------------
--------------------------------------------- --------------------------------
$50,001-$100,000
--------------------------------------------- --------------------------------
--------------------------------------------- --------------------------------
$100,001-$500,000
--------------------------------------------- --------------------------------
--------------------------------------------- --------------------------------
$500,001-$1,000,000
--------------------------------------------- --------------------------------
--------------------------------------------- --------------------------------
Over $1,000,000
--------------------------------------------- --------------------------------


SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS FOR JNL/T. ROWE PRICE MID-CAP GROWTH FUND [TO BE UPDATED BY AMENDMENT]


---------------------------------------- ------------------------- ----------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                            Brian Berghuis           Donald Peters
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
None
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$1-$10,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$10,001-$50,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$50,001-$100,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$100,001-$500,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
$500,001-$1,000,000
---------------------------------------- ------------------------- ----------------------
---------------------------------------- ------------------------- ----------------------
Over $1,000,000
---------------------------------------- ------------------------- ----------------------


SECURITIES OWNERSHIP OF PORTFOLIO MANAGER FOR THE JNL/T. ROWE PRICE VALUE FUND [TO BE UPDATED BY AMENDMENT]


--------------------------------------------- ----------------------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS                  John Linehan
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
None
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$1-$10,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$10,001-$50,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$50,001-$100,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$100,001-$500,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
$500,001-$1,000,000
--------------------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------
Over $1,000,000
--------------------------------------------- ----------------------------------

WELLINGTON MANAGEMENT COMPANY, LLP


     Wellington Management Company, LLP ("Wellington Management") serves as sub-adviser to the JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/Select Value Fund. Wellington Management is a Massachusetts limited liability partnership, with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $________ billion in assets [to be updated by amendment].


PORTFOLIO MANAGER COMPENSATION STRUCTURE


The Funds pay Wellington Management a fee based on the assets under management of each Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and Jackson National Asset Management, LLC on behalf of the Funds. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2008.


Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of each Fund's managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Investment Professionals") includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professional's experience and performance in their roles as an Investment Professional. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the relevant Fund managed by the Investment Professionals compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The incentive paid to the other Investment Professionals is based on the revenues earned by Wellington Management, which have no performance-related component.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Bousa and Keogh are partners of the firm.

--------------------------------------------------- ------------------------------------------------------------------
FUND                                                BENCHMARK INDEX AND/OR PEER GROUP FOR INCENTIVE PERIOD
--------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------- ------------------------------------------------------------------
JNL/Select Balanced Fund (equity portion)           Russell 1000 Value Index (50%)/S&P 500 Index (50%)
--------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------- ------------------------------------------------------------------
JNL/Select Value Fund                               Russell 1000 Value Index
--------------------------------------------------- ------------------------------------------------------------------

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2008 [to be updated by amendment]:


JNL/Select Balanced Fund
Edward P. Bousa                                                        Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

         ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (SUBSET OF ABOVE)

Edward P. Bousa                                                        Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

John C. Keogh                                                          Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

         ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (SUBSET OF ABOVE)

John C. Keogh                                                          Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Christopher L. Gootkind                                                Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

         ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (SUBSET OF ABOVE)

Christopher L. Gootkind                                                Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

JNL/Select Value Fund
Karen H. Grimes                                                        Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

Ian R. Link                                                            Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

         ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (SUBSET OF ABOVE)

Ian R. Link                                                            Number Of                     Total
                                                                        ACCOUNTS                ASSETS ($ MIL)
registered investment companies: .......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                                               $
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                                               $
                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund's Investment Professionals generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the
Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/SELECT BALANCED FUND [TO BE UPDATED BY AMENDMENT]


---------------------------------------- ------------------------- ---------------------- ----------------------
SECURITY OWNERSHIP OF                                                                        Christopher L.
PORTFOLIO MANAGERS                       Edward P. Bousa           John C. Keogh                Gootkind
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
None
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$1-$10,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$10,001-$50,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$50,001-$100,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$100,001-$500,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
$500,001-$1,000,000
---------------------------------------- ------------------------- ---------------------- ----------------------
---------------------------------------- ------------------------- ---------------------- ----------------------
Over $1,000,000
---------------------------------------- ------------------------- ---------------------- ----------------------


SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/SELECT VALUE FUND [TO BE UPDATED BY AMENDMENT]


------------------------------------ ---------------------------- --------------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                       Karen H. Grimes               Ian R. Link
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
None
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$1-$10,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$10,001-$50,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$50,001-$100,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$100,001-$500,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
$500,001-$1,000,000
------------------------------------ ---------------------------- --------------------------
------------------------------------ ---------------------------- --------------------------
Over $1,000,000
------------------------------------ ---------------------------- --------------------------

     As compensation for their services, the sub-advisers receive fees from the Adviser computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of such Fund, and is calculated based on the average net assets of the Fund.

     The following is a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fees it receives from the Funds as described elsewhere in this SAI and the Prospectus:

  FUND                                                         ASSETS                                         FEES
------------------------------------------------------------------------------------------------------------------

  JNL Institutional Alt 20 Fund                                All Assets                                      0%

  JNL Institutional Alt 35 Fund                                All Assets                                      0%

  JNL Institutional Alt 50 Fund                                All Assets                                      0%

  JNL Institutional Alt 65 Fund                                All Assets                                      0%


  JNL/AIM Large Cap Growth Fund                                $0 to $150 million                            .40%
                                                               Over $150 million                             .35%

  JNL/AIM International Growth Fund                            $0 to $250 million                            .40%
                                                               Over $250 million                             .35%

  JNL/AIM Global Real Estate Fund                              $0 to $50 million                             .50%
                                                               Over $50 million                              .45%

  JNL/AIM Small Cap Growth Fund                                $0 to $500 million                            .60%
                                                               Over $500 million                             .55%

  JNL/Capital Guardian Global Balanced Fund                    $0 to $600 million                            .50%
                                                               Over $600 million                             .475%

  JNL/Capital Guardian Global Diversified Research Fund        $0 to $125 million                            .60%
                                                               $125 million to $250 million                  .50%
                                                               $250 million to $400 million                  .45%
                                                               Over $400 million                             .40%

  JNL/Capital Guardian International Small Cap Fund            $0 to $600 million                            .70%
                                                               Over $600 million                             .675%

  JNL/Capital Guardian U.S. Growth Equity Fund                 $0 to $100 million                            .40%
                                                               $100 million to $600 million                  .34%
                                                               Over $600 million                             .32%

  JNL/Credit Suisse Global Natural Resources Fund              $0 to $100 million                            .45%
                                                               $100 million to $300 million                  .40%
                                                               Over $300 million                             .35%

  JNL/Credit Suisse Long/Short Fund                            $0 to $150 million                            .45%
                                                               $150 million to $300 million                  .40%
                                                               Over $300 million                             .35%

  JNL/Eagle Core Equity Fund                                   $0 to $100 million                            .40%
                                                               Over $100 million                             .30%

  JNL/Eagle SmallCap Equity Fund                               $0 to $100 million                            .45%
                                                               Over $100 million                             .40%

  JNL/Franklin Templeton Founding Strategy Fund                All Assets                                      0%

  JNL/Franklin Templeton Income Fund                           $0 to $50 million                             .625%
                                                               $50 million to $200 million                   .465%
                                                               $200 million to $500 million                  .375%
                                                               Over $500 million                             .350%

  JNL/Franklin Templeton Global Growth Fund                    $0 to $50 million                            .625%
                                                               $50 million to $200 million                  .465%
                                                               $200 million to $500 million                 .375%
                                                               Over $500 million                            .350%

  JNL/Franklin Templeton Mutual Shares Fund                    All Assets                                    .51%
  JNL/Franklin Templeton Small Cap Value Fund                  $0 to $200 million                            .60%
                                                               $200 million to $500 million                  .52%
                                                               Over $500 million                             .50%

  JNL/Goldman Sachs Core Plus Bond Fund                        $0 to $500 million                            .25%
                                                               $500 to $1 billion                            .17%
                                                               Over $1 billion                               .15%

  JNL/Goldman Sachs Emerging Markets Debt Fund                 $0 to $200 million                            .50%
                                                               Over $200 million                             .45%

  JNL/Goldman Sachs Mid Cap Value Fund                         $0 to $100 million                            .50%
                                                               Over $100 million                             .45%

  JNL/Goldman Sachs Short Duration Bond Fund                   $0 to $100 million                            .20%
                                                               $100 million to $250 million                  .17%
                                                               $250 million to $500 million                  .15%
                                                               Over $500 million                             .12%

  JNL/JPMorgan International Value Fund                        $0 to $350 million                            .40%
                                                               Over $350 million                             .35%

  JNL/JPMorgan MidCap Growth Fund                              All Assets                                    .40%
  JNL/JPMorgan U.S. Government & Quality Bond Fund             $0 to $200 million                            .20%
                                                               $200 million to $500 million                  .15%
                                                               Over $500 million                             .12%

  JNL/Lazard Mid Cap Equity Fund                               $0 to $250 million                            .45%
                                                               Over $250 million                             .40%

  JNL/Lazard Emerging Markets Fund                             $0 to $50 million                             .75%
                                                               $50 million to $200 million                   .65%
                                                               Over $200 million                             .60%


  JNL/M&G Global Basics Fund                                   $0 to $500 million                            .50%
                                                               Over $500 million                             .45%

  JNL/M&G Global Leaders Fund                                  $0 to $500 million                            .50%
                                                               Over $500 million                             .45%


  JNL/Mellon Capital Management Index 5 Fund                   All Assets                                     0%
  JNL/Mellon Capital Management 10 x 10 Fund                   All Assets                                     0%
  JNL/Mellon Capital Management European 30 Fund               First $50 million                             .09%

                                                               Next $50 million                              .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%


  JNL/Mellon Capital Management Pacific Rim 30 Fund            First $50 million                             .09%
                                                               Next $50 million                              .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management S&P 500 Index Fund             First $50 million                             .09%
                                                               Next $50 million                              .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management S&P 400 MidCap Index Fund      First $50 million                             .09%
                                                               Next $50 million                              .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management Small Cap Index Fund           First $50 million                             .09%
                                                               Next $50 million                              .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management International Index Fund       First $50 million                             .09%
                                                               Next $50 million                              .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/Mellon Capital Management Bond Index Fund                First $50 million                             .09%
                                                               Next $50 million                              .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%



  JNL/Oppenheimer Global Growth Fund                           $0 to $350 million                            .35%
                                                               $350 million to $800 million                  .30%
                                                               Over $800 million                             .25%
  JNL/PAM Asia ex-Japan Fund                                   $0 to $500 million                            .45%
                                                               Over $500 million                             .40%

  JNL/PAM China-India Fund                                     $0 to $500 million                            .45%
                                                               Over $500 million                             .40%

  JNL/PPM America Core Equity Fund                             $0 to $150 million                            .25%
                                                               $150 million to $300 million                  .20%
                                                               Over $300 million                             .17%

  JNL/PPM America High Yield Bond Fund                         $0 to $150 million                            .20%
                                                               $150 million to $300 million                  .175%
                                                               Over $300 million                             .15%

  JNL/PPM America Mid Cap Value Fund                           $0 to $150 million                            .25%
                                                               $150 million to $300 million                  .20%
                                                               Over $300 million                             .17%

  JNL/PPM America Small Cap Value Fund                         $0 to $150 million                            .25%
                                                               $150 million to $300 million                  .20%
                                                               Over $300 million                             .17%

  JNL/PPM America Value Equity Fund                            $0 to $150 million                            .25%
                                                               $150 million to $300 million                  .20%
                                                               Over $300 million                             .17%

  JNL/PIMCO Real Return Fund                                   $0 to $1 billion                              .25%
                                                               Over $1 billion                               .20%

  JNL/PIMCO Total Return Bond Fund                             All assets                                    .25%

  JNL/Red Rocks Listed Private Equity Fund                     $0 to $200 million                            .57%
                                                               Over $200 million                             .52%

  JNL/Select Balanced Fund                                     $0 to $200 million                            .27%
                                                               $200 million to $400 million                  .25%
                                                               Over $400 million                             .23%

  JNL/Select Money Market Fund                                 $0 to $750 million                            .05%(3)
                                                               $750 million to $1 billion                    .04%(3)
                                                               Over $1 billion                               .025%(3)

  JNL/Select Value Fund                                        $0 to $50 million                             .40%
                                                               Over $50 million                              .30%

  JNL/T. Rowe Price Established Growth Fund                    $0 to $250 million                            .40%
                                                               $250 million to $500 million                  .375%
                                                               $500 million to $1 billion                    .35%
                                                               Over $1 billion                               .35%(5)

  JNL/T. Rowe Price Mid-Cap Growth Fund                        $0 to $20 million                             .60%
                                                               $20 million to $50 million                    .50%
                                                               $50 million to $200 million                   .50%
                                                               Above $200 million                            .50%(2)

  JNL/T. Rowe Price Value Fund                                 $0 to $250 million                            .40%
                                                               $250 million to $500 million                  .375%
                                                               Over $500 million                             .35%

  JNL/S&P Managed Growth Fund(1)                               $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Managed Conservative Fund(1)                         $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Managed Moderate Growth Fund(1)                      $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Managed Moderate Fund(1)                             $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Managed Aggressive Growth Fund(1)                    $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Retirement Income Fund(1)                            $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Retirement 2015 Fund(1)                              $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Retirement 2020 Fund(1)                              $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Retirement 2025 Fund(1)                              $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Disciplined Moderate Fund(1)                         $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Disciplined Moderate Growth Fund(1)                  $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%

  JNL/S&P Disciplined Growth Fund(1)                           $0 to $1.3 billion                            .07%
                                                               Next $1.2 billion                             .05%
                                                               Over $2.5 billion                             .04%







  JNL/S&P Competitive Advantage Fund (4)                       $0 to $100 million                            .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/S&P Dividend Income & Growth Fund(4)                     $0 to $100 million                            .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/S&P Intrinsic Value Fund(4)                              $0 to $100 million                            .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/S&P Total Yield Fund (4)                                 $0 to $100 million                            .06%
                                                               $100 million to $750 million                  .03%
                                                               Over $750 million                             .015%

  JNL/S&P Competitive Advantage Fund (6)                       $0 to $1 billion                              .08%
                                                               Next $2 billion                               .07%
                                                               Over $3 billion                               .05%

  JNL/S&P Dividend Income & Growth Fund(6)                     $0 to $1 billion                              .08%
                                                               Next $2 Billion                               .07%
                                                               Over $3 Billion                               .05%

  JNL/S&P Intrinsic Value Fund(6)                              $0 to $1 billion                              .08%
                                                               Next $2 billion                               .07%
                                                               Over $3 billion                               .05%

  JNL/S&P Total Yield Fund (6)                                 $0 to $1 billion                              .08%
                                                               Next $2 billion                               .07%
                                                               Over $3 billion                               .05%

(1) Assets for these Funds are aggregated in calculating the SPIAS sub-advisory fee.

(2) When net assets exceed $200 million, the 0.50% is applicable to all the amounts in the JNL/T. Rowe Price Mid-Cap Growth Fund.

(3) The assets of the JNL/Select Money Market Fund of JNL Series Trust and the assets of the JNL Money Market Fund and the Jackson Perspective Money Market Fund of JNL Investors Series Trust will be combined for purposes of determining the applicable annual rate.

(4) These sub-advisory fees are paid to Mellon Capital.

(5) When average net assets exceed $1 billion, the 0.35% is applicable to all the amounts in the JNL/T. Rowe Price Established Growth Fund (not only to those in excess of $1 billion). In addition, the Sub-Adviser will provide the Adviser a transitional credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed $1 billion. The credit will apply at an asset range between approximately $946 million and $1 billion, whether that range is reached by virtue of an increase in assets from a level below $946 million or a decrease in assets from a level over $1 billion. The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either (a) exceed $1 billion, when the flat fee would be triggered, or
(b) fall below a threshold of approximately $946 million, where the tiered fee schedule would be fully re-applied.

(6) Assets for these Funds are aggregated in calculating the SPIAS sub-advisory fee.

     Subject to the supervision of the Adviser and the Trustees pursuant to investment sub-advisory agreements entered into between the Adviser and each of the sub-advisers, the sub-advisers invest and reinvest the Fund's assets consistent with the Fund's respective investment objectives and policies. With respect to the foregoing, it should be noted that subject to the supervision of the Adviser and Trustees pursuant to the investment sub-advisory agreements, SPIAS develops recommendations and allocations consistent with each of its sub-advised Fund's investment objectives and policies, but does not trade securities or invest and reinvest assets on behalf of those Funds. Each investment sub-advisory agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the affected Fund or the Board of Trustees. A sub-advisory agreement may be terminated at any time upon 60 days' notice by either party or under certain sub-advisory agreements, upon 60 days' notice of the Trust and the Adviser and 90 days' notice of the sub-adviser, or by a majority vote of the outstanding shares of the Fund to which such agreement relates, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. Except with respect to the Funds sub-advised by SPIAS, sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Fund to comply with the provisions of Section 817(h) of the Internal Revenue Code, applicable to each Fund (relating to the diversification requirements applicable to investments in underlying variable annuity contracts). With respect to the Funds sub-advised by SPIAS, the Adviser and the sub-adviser jointly are responsible for compliance of the Funds with Section 817(h).

     The JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index or any other S&P index to track general stock market performance. S&P's only relationship to the Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or any other S&P index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


ADMINISTRATIVE FEE. Each Fund, except the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/PAM Asia ex-Japan Fund, the JNL/PAM China-India Fund, the JNL/Red Rocks Listed Private Equity Fund and the JNL/S&P Funds (except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), pays to JNAM ("Administrator") an Administrative Fee of 0.10% of the average daily net assets of the Fund.


Each of the following Funds pays an Administrative Fee of 0.15%: the JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia ex-Japan Fund, and the JNL/Red Rocks Listed Private Equity Fund.


The JNL/S&P Funds (except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund), the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Franklin Templeton Founding Strategy Fund pay an Administrative Fee of 0.05%.


The JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an Administrative Fee of 0.10%.

The JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund and the JNL/PAM China-India Fund pay an Administrative Fee of 0.20%.


In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2006, December 31, 2007, and December 31, 2008 were $12,754,690, $17,840,613, and
$__________ [to be updated by amendment] respectively.


CUSTODIAN AND TRANSFER AGENT. The custodian has custody of all securities and cash of the Trust maintained in the United States and attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.


     The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), One Wall Street, New York, NY 10286, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, and JNL/S&P 4 Fund. The custodian is an affiliate of Mellon Capital Management Corporation. The parent company of The Bank of New York Mellon is The Bank of New York Mellon Corporation.


     JNAM is the transfer agent and dividend-paying agent for each Fund of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trustees have appointed KPMG LLP as the Trust's independent registered public accounting firm. KPMG LLP, 303
E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Trust's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Trust.

THE DISTRIBUTOR. Jackson National Life Distributors LLC (the "Distributor" or "JNLD"), 7601 Technology Way, Denver, Colorado 80237 is the distributor of the shares of the Trust. JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America. The Distribution Agreement was approved by the Board of Trustees on June 13, 2008.

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies ("Contracts") issued by Jackson and its subsidiary Jackson NY. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the prospectus or statement of additional information for the Contracts.

DISTRIBUTION PLAN. On September 25, 2003, the Board of Trustees of the Trust, including all of the Independent Trustees, approved an Amended Plan pursuant to Rule 12b-1 ("Amended Plan") with respect to the Class A shares and the Class B shares of each Fund including the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, but excluding the remaining JNL/S&P Funds. For purposes of this section of the SAI only, the Funds covered by the Amended Plan are referred to as the "Funds".) Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with JNLD, dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Effective December 15, 2003, after approval of the Amended Plan at a shareholders meeting held on December 1, 2003, the then-existing shareholders of each Fund became the Class A shareholders of that Fund.

     On November 23, 2004, the Board of Trustees of the Trust approved an amendment to the Amended Plan and an amendment to the Trust's existing Distribution Agreement. The amendments approved on November 23, 2004 did not require a shareholder vote. These amendments terminated the provisions of the Amended Plan and the Distribution Agreement permitting the use of amounts recaptured from portfolio brokerage commissions to promote the sale and distribution of Trust shares through the sale of variable insurance products funded by the Trust. The Board of Trustees approved the amendments to implement amendments to Rule 12b-1 under the 1940 Act. As a result of the amendments to the Amended Plan and the Distribution Agreement, effective December 13, 2004, Class B shares will no longer be subject to Rule 12b-1 expenses.


Currently, under the Amended Plan, each Fund, except for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL
Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed
Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund. To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services. The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:


     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

     o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

     o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

     o Obtaining information and providing explanations to Variable Contract owners regarding the Funds' investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

     o Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

     o Financing any other activity that the Companies' Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.

     The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the disinterested Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the disinterested Trustees. The Plan was last approved on June 13, 2008.

FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Investment Sub-Advisory Agreements, the Sub-Advisers (except for SPIAS) are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. Except as provided under the Trust's Directed Brokerage Guidelines, which are described below, the Sub-Advisers may place portfolio securities orders with broker-dealers selected in their discretion. The Sub-Advisers are obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Trust ("best execution"), and each Sub-Adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when a Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

     The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities, over-the-counter equities, and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

     Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Sub-Adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.

     In selecting broker-dealers through which to effect transactions, each Sub-Adviser considers a number of factors described in its policy and procedures. The Sub-Advisers' policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission (if any) the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. The Sub-Adviser's selection of a broker-dealer based on one or more of these factors, either in terms of a particular transaction or the Sub-Adviser's overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

     Under the terms of the Investment Sub-Advisory Agreements, and subject to best execution, the Sub-Advisers also expressly are permitted to consider the value and quality of any "brokerage and research services" (as defined under
Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, or statistical, quotation, or valuation services provided to the Sub-Adviser by the broker-dealer. In placing a purchase or sale order, a Sub-Adviser may use a broker-dealer whose commission for effecting the transaction is higher than that another broker-dealer might have charged for the same transaction, if the Sub-Adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser's overall responsibilities with respect to the Trust and any other accounts managed by the Sub-Adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. A Sub-Adviser may use research services provided by broker-dealers through which the Sub-Adviser effects Fund transactions in serving any or all of its accounts, and the Sub-Adviser may not use all such services in connection with its' services to the Trust.

     Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a Sub-Adviser in addition to selling the securities to the Fund or other advisory clients of the Sub-Adviser.


     During the fiscal year ended December 31, 2008 [to be updated by amendment], the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Funds' Sub-Advisers:


--------------------------------------------------------- ----------------------------------- ------------------------------
                                                                GROSS DOLLAR VALUE OF         DOLLAR AMOUNT OF COMMISSIONS
                                                             PURCHASES/SALES DIRECTED TO          DIRECTED TO RESEARCH
                          FUND                                    RESEARCH PROVIDERS                    PROVIDERS
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/AIM International Growth Fund

--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/AIM Large Cap Growth Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/AIM Global Real Estate Fund
(FORMERLY, JNL/AIM REAL ESTATE FUND)
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/AIM Small Cap Growth Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Capital Guardian Global Balanced Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Capital Guardian Global Diversified Research Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Capital Guardian International Small Cap Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Capital Guardian U.S. Growth Equity Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Eagle SmallCap Equity Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Franklin Templeton Global Growth
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Franklin Templeton Income Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Franklin Templeton Mutual Shares Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Franklin Templeton Small Cap Value Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Goldman Sachs Mid Cap Value Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/JPMorgan International Value Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/JPMorgan MidCap Growth Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Lazard Emerging Markets Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Lazard Mid Cap Equity Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Oppenheimer Global Growth Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/PPM America Core Equity Fund (1), (2)
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/PPM America Value Equity Fund
(FORMERLY, JNL/PUTNAM VALUE EQUITY FUND) (1), (2)
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Select Balanced Fund(3)
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/Select Value Fund(3)
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/T. Rowe Price Established Growth Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund
--------------------------------------------------------- ----------------------------------- ------------------------------
--------------------------------------------------------- ----------------------------------- ------------------------------
JNL/T. Rowe Price Value Fund
--------------------------------------------------------- ----------------------------------- ------------------------------


     Pursuant to the Trust's Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct JNAM, in its capacity as the Trust's investment adviser, and each of the sub-advisers retained by JNAM (and approved by the Trust) to manage certain of the Funds (each a "Sub-Adviser"), acting as agents for the Trust or its Funds to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Funds back to the Funds.

     In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for a Fund, JNAM and Sub-Advisers, may not take into account the broker-dealers' promotion or sale of variable contracts that invest in Fund shares. The Trust, JNAM, the Sub-Advisers and JNLD, the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust's portfolio transactions effected through any other broker-dealer.

     From time to time the Board of Trustees will review whether the sub-adviser's recapture for the benefit of the Funds of some portion of the compensation paid by the Fund on the portfolio transactions is legally permissible and advisable. The Board of Trustees intends to continue to review whether recapture opportunities are legally permissible and, if so, to determine in the exercise of its business judgment whether it would be advisable for the Funds to participate, or continue to participate, in the commission recapture program.

     Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Trust, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.

     Subject to compliance with Rule 10f-3 under the 1940 Act, sub-advisers are permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. The Board has adopted procedures and all such transactions are reported to and reviewed by the Trustees on a regular basis.

     Subject to compliance with Rule 17a-7 under the 1940 Act, sub-advisers are permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. The Board has adopted procedures and all such transactions are reported to and reviewed by the Trustees on a regular basis.

     There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.


     During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions: [to be updated by amendment]


                                                  FISCAL YEAR        FISCAL YEAR      FISCAL YEAR
FUND                                                 ENDED              ENDED             ENDED
                                                  DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                      2008               2007              2006

JNL/AIM International Growth Fund                                      $754,212          $73,356
JNL/AIM Large Cap Growth Fund                                           302,720          450,388
JNL/AIM Global Real Estate Fund (FORMERLY,                                               214,022
JNL/AIM REAL ESTATE FUND)                                               318,210
JNL/AIM Small Cap Growth Fund                                            54,806           74,142
JNL/Capital Guardian Global Balanced Fund                               176,029           90,411
JNL/Capital Guardian Global Diversified
Research Fund                                                           269,006          467,051
JNL/Capital Guardian International Small Cap
Fund                                                                    117,603              N/A
JNL/Capital Guardian U.S. Growth Equity Fund                            257,219          253,821
JNL/Credit Suisse Global Natural Resources
Fund                                                                    393,066              N/A
JNL/Credit Suisse Long/Short Fund                                        83,206              N/A
JNL/Eagle Core Equity Fund                                              156,370          358,066
JNL/Eagle SmallCap Equity Fund                                          370,393          426,141
JNL/Franklin Templeton Global Growth Fund                               216,656              N/A
JNL/Franklin Templeton Income Fund                                      198,401           21,248
JNL/Franklin Templeton Mutual Shares Fund                               249,912              N/A
JNL/Franklin Templeton Small Cap Value Fund                              58,773           35,088
JNL/Goldman Sachs Core Plus Bond Fund                                   116,571
JNL/Goldman Sachs Mid Cap Value Fund                                    362,546          117,560
JNL/Goldman Sachs Short Duration Bond Fund                               30,272           25,347
JNL/JPMorgan International Value Fund                                 1,881,337        1,124,648
JNL/JPMorgan MidCap Growth Fund                                         434,231          593,533
JNL/JPMorgan U.S. Government & Quality Bond
     Fund                                                                14,875           20,145
JNL/Lazard Emerging Markets Fund                                        811,499          151,696
JNL/Lazard Mid Cap Equity Fund                                          449,929          411,315

JNL/Mellon Capital Management S&P 500 Index
     Fund                                                                13,353           15,470
JNL/Mellon Capital Management S&P 400 MidCap
     Index Fund                                                          35,042           16,579
JNL/Mellon Capital Management Small Cap Index
     Fund                                                                91,193           98,698
JNL/Mellon Capital Management International
     Index Fund                                                          94,308           93,691

JNL/Mellon Capital Management Bond Index Fund                                 0                0

JNL/Oppenheimer Global Growth Fund                                      172,727          183,468
JNL/PAM Asia ex-Japan Fund                                               12,529              N/A
JNL/PAM China-India Fund                                                  3,409              N/A
JNL/PIMCO Real Return Fund                                               75,771              N/A
JNL/PIMCO Total Return Bond Fund                                        118,897           69,236
JNL/PPM America Core Equity Fund                                        230,193          295,131
JNL/PPM America High Yield Bond Fund                                          0              N/A
JNL/PPM America Value Equity Fund                                       250,906          374,563
JNL/Select Balanced Fund                                                135,670          136,396
JNL/Select Money Market Fund                                                  0                0
JNL/Select Value Fund                                                   298,672          306,852
JNL/T. Rowe Price Established Growth Fund                               898,102          650,941
JNL/T. Rowe Price Mid-Cap Growth Fund                                   432,956          446,672
JNL/T. Rowe Price Value Fund                                            264,921          247,138
JNL/S&P Competitive Advantage Fund                                        3,601              N/A
JNL/S&P Dividend Income & Growth Fund                                     2,335              N/A
JNL/S&P Intrinsic Value Fund                                              3,122              N/A
JNL/S&P Total Yield Fund                                                  4,384              N/A

     During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers: [to be updated by amendment]


---------------------------------------------- -------------------- -------------------- ---------------------

                                                  PERIOD ENDED         PERIOD ENDED          PERIOD ENDED
            NAME OF BROKER/DEALER               DECEMBER 31, 2008    DECEMBER 31, 2007    DECEMBER 31, 2006
            ---------------------               -----------------    -----------------    ------------------

---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
BNY Capital Markets, Inc.                                                 $15,971                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Chase Investment Services Corp.                                                81                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
CIBC World Markets Corp.                                                        0                   528
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Citigroup Global Markets Inc.                                                   0                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Credit Lyonnais SA                                                         87,742                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Credit Suisse Securities LLC                                              824,672                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Dresdner Kleinwort Benson North America                                   132,071                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Fidelity National Capital Investors Inc.                                    3,039                 2,044
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Fred Alger & Co., Inc.                                                     49,058               593,854
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Goldman Sachs & Co.                                                       650,561                   242
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
J.P. Morgan Securities, Inc.                                              364,588                    89
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Lazard Freres & Co. LLC                                                     6,782                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Mellon Bank                                                                10,904                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
National Financial Services Corp.                                           4,799                 7,002
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
OppenheimerFunds Distributor, Inc.                                         21,554                   288
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Pershing Advisor Solutions LLC                                              7,664                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Pershing LLC                                                               44,265                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Raymond James & Associates Inc.                                            15,389                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
Spear, Leeds & Kellogg                                                      2,075                     0
---------------------------------------------- -------------------- -------------------- ---------------------
---------------------------------------------- -------------------- -------------------- ---------------------
T. Rowe Price Investment Services, Inc.                                        63                     0
---------------------------------------------- -------------------- -------------------- ---------------------

     Each of the broker-dealers listed above is (or, in the case of Goldman Sachs, was, at the time of the transactions) affiliated with the Trust through a sub-adviser.


     The percentage of the Fund's aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2008 is as follows: [to be updated by amendment]


-------------------------------------------------- ------------------------------------------
                  BROKER/DEALER                       PERCENTAGE OF AGGREGATE COMMISSIONS
-------------------------------------------------- ------------------------------------------
-------------------------------------------------- -------------------------------------------
BNY Capital Markets, Inc.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Chase Investment Services Corp.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Credit Lyonnais SA
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Credit Suisse Securities LLC
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Dresdner Kleinwort Benson North America
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Fidelity National Capital Investors Inc.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Fred Alger & Co., Inc.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Goldman Sachs & Co.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
J.P. Morgan Securities, Inc.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Lazard Freres & Co. LLC
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Mellon Bank
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
National Financial Services Corp.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
OppenheimerFunds Distributor, Inc.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Pershing Advisor Solutions LLC
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Pershing LLC
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Raymond James & Associates Inc.
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
Spear, Leeds & Kellogg
-------------------------------------------------- -------------------------------------------
-------------------------------------------------- -------------------------------------------
T. Rowe Price Investment Services, Inc.
-------------------------------------------------- -------------------------------------------


     As of December 31, 2008, the following Funds owned securities of one of the Trust's regular broker-dealers, or a publicly traded parent company of such broker-dealer: [to be updated by amendment]


--------------------------------------------- -------------------------------------------- ----------------------
                                                                                           VALUE OF SECURITIES
                                                                                                  OWNED
                    FUND                                     BROKER-DEALER                    (IN THOUSANDS)
--------------------------------------------- -------------------------------------------- ----------------------
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------
--------------------------------------------- -------------------------------------------- ----------------------

--------------------------------------------- -------------------------------------------- ----------------------

CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust, the Adviser, the sub-advisers and JNLD have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds of the Trust. The Trust's and the Adviser Codes complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Trust.

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Trustees has adopted the proxy voting policy and procedure ("Policy") of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except SPIAS, which does not have a proxy voting policy, nor does SPIAS vote proxies. The Trust has adopted each of the Sub-Adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI [TO BE FILED BY AMENDMENT]. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the Sub-Advisers, the Sub-Advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Trustees on such conflicts.


The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson's and Jackson NY's website at WWW.JACKSON.COM, and
(3) on the Securities and Exchange Commission's website at WWW.SEC.GOV.


                       DISCLOSURE OF PORTFOLIO INFORMATION


POLICIES AND PROCEDURES

I.   INTRODUCTION

JNAM is the investment adviser to the Funds and certain non-affiliated sub-advisers conduct the day-to-day management of the Funds. Pursuant to the sub-advisers' respective "Sub-Advisory Agreements" with JNAM, the sub-advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. The Adviser, pursuant to exemptive relief granted by the SEC, is a "Manager of Managers," and monitors and reviews the performance of the sub-advisers and the Funds. In providing this oversight function, JNAM regularly reports to the Funds' Board related to sub-adviser management, trading, and compliance functions. The Adviser does not make individual investment decisions on behalf of the Funds. The Adviser does not have a portfolio management department and does not operate a trading desk. The Adviser provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services. The Funds underlie certain variable products sponsored by Jackson and Jackson NY, and are primarily sold to the separate accounts of those variable products. The Funds are also sold to participants in certain "Qualified Retirement Plans."

Certain of the Funds underlie variable products sponsored by Jackson and Jackson NY, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain "Qualified Retirement Plans." Certain of the Funds are sold to the public as retail mutual funds.

II.  STATEMENT OF POLICY

JNAM, the Distributor, and the Funds' Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds' portfolio holdings. In adopting these policies and procedures, the Funds' Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders (contractholders). The procedures are designed to control the disclosure of Fund portfolio information. These policies and procedures are intended to balance the interests of the Funds' shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.

As a general matter, it is the policy that public disclosure of information concerning the Funds' portfolio holdings should allow all relevant parties consistent and equal access to portfolio information. In applying these principles, the Funds' portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

     A. POLICY REQUIREMENTS. In order to implement this policy, the procedures generally provide that:

          (i) Information about the Funds' portfolio holdings may not, except as set forth herein, be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end;

          (ii) Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) may not be disclosed, except as expressly authorized by the Funds' President;

          (iii) Portfolio holdings information for certain of the Funds(1) (including, but not limited to, the "Fund of Funds," "ETF Funds," "Target Funds," and "Index Funds") that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds' website one (1) day prior to the use of any printed materials; and

          (iv) Information about the Funds' portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

          The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

     B. PUBLIC DISCLOSURES. Information regarding each Fund's portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC. Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

III. DISCLOSURES

In accordance with the foregoing policies, the Funds and the Distributor may periodically disclose portfolio holdings information.

     A.   PORTFOLIO OVERVIEWS.

          (i) ACTIVELY MANAGED FUNDS. The Funds and the Distributor may disclose the Funds' ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of actively managed Fund shares. The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis. The Funds will disclose their ten (10) largest portfolio holdings on the Funds' website at WWW.JNL.COM or WWW.JNLNY.COM one (1) day prior to the use of any printed materials.

          (ii) INDEX FUNDS, ETF FUNDS, FUND OF FUNDS, AND TARGET FUNDS. For the Index Funds, the ETF Funds, the Fund of Funds, and the Target Funds (generally, those Funds sub-advised by Standard & Poor's Investment Advisory Services LLC and/or Mellon Capital Management Corp.), the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, thirty (30) days after any of the following:

               (A)  The relevant reporting periods;

               (B)  The "Stock Selection Date"; or

               (C)  The  effective   date  of  new  money   allocations   and/or
                    rebalances.

          Provided that such disclosures are not provided to any broker-dealers on a preferential basis. The Funds will disclose such portfolio holdings on the Funds' website at WWW.JNL.COM or WWW.JNLNY.COM one (1) day prior to the use of any printed materials.

     B. SERVICE PROVIDERS. The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar):

          (i) On a quarterly basis, however, such holdings information shall be released not sooner than thirty (30) days after the end of the relevant reporting period;

          (ii) At such time as those service providers may request; and/or

          (iii) As necessary for JNAM and the Funds to obtain materials and information from the service providers and/or rating services.

          The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.

     C. OTHER DISCLOSURES. The Funds periodically provide information concerning their portfolio holdings to the Adviser's consultants, service providers, custodian, pricing vendors, and the Funds' Board in connection with transactions/services provided to, or on behalf of, the Funds. In addition to the Adviser, these service providers may include any sub-adviser, distributor, auditor, and/or legal counsel to the funds, the trustees or the service providers. Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes. Although the confidentiality agreement does not explicitly limit or restrict personal securities transactions, JNAM and the Funds may, from time-to-time, limit or restrict personal securities transactions to prevent violations of these policies and procedures, the Code of Ethics, and JNAM's Insider Trading Policies and procedures. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Funds'
          President, in writing, and upon his/her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holding information.

     D. REGULATORY DISCLOSURES. The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

     E. MONITORING PORTFOLIO HOLDINGS DISCLOSURE AND TRADING. JNAM and the Funds will monitor the personal securities transactions of their Access Persons, pursuant to their Code of Ethics. The sub-advisers and distributor have each, individually, adopted a Code of Ethics and are responsible for monitoring the personal trading activities of their respective personnel.

IV.  REPORTING, RECORDKEEPING, AND EXCEPTIONS

Any exceptions to these policies and procedures authorized by the Funds' President shall be reported to the Funds' Board. The Funds' Board shall also receive annual reports concerning the operation of these policies and procedures. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws. All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.


                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company and the S&P Funds may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company's separate accounts. These separate accounts are funded by shares of the Trust.

     All investments in the Trust are credited to the shareholder's account in the form of full and FRACTIONAL shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     As stated in the Prospectus, the net asset value ("NAV") of a Fund's shares is determined once each day on which the New York Stock Exchange ("NYSE") is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The NAV of a Fund's share may also not be determined on days designated by the Trustees.

     The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

     The Trustees have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Board of Trustees, the "fair value" of securities for which a current market price is not available.

     Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries, may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's NAV is not calculated.

     A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the
Trust's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator adjusts the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value.

     For the JNL/Select Money Market Fund, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. The net income of the JNL/Select Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

     For this purpose, the net income of the JNL/Select Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of:
(a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accord with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

     Because the net income of the JNL/Select Money Market Fund is declared as a dividend payable in additional shares each time the Fund's net income is determined, the net asset value per share (I.E., the value of the net assets of the Fund divided by the number of shares outstanding) is expected to remain at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

     The Trust may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

           DESCRIPTION OF SHARES; VOTING RIGHTS; SHAREHOLDER INQUIRIES

DESCRIPTION OF SHARES. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund shares. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

VOTING RIGHTS. Shareholders are entitled to one vote for each share held. Except for matters affecting a particular Fund or Class of shares of a Fund, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a two-thirds majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint additional or successor Trustees, provided that immediately after the appointment of any additional or successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

     In matters affecting only a particular Fund or Class of shares of a Fund, the matter shall have been effectively acted upon by a majority vote of the shares of only that Fund or Class of shares of a Fund even though (1) the matter has not been approved by a majority vote of the shares of any other Fund or Class of shares of a Fund; or (2) the matter has not been approved by a majority vote of the shares of the Trust.

     Because shares in the Trust are sold only to Jackson, to certain qualified and non-qualified retirement plans and to regulated investment companies, Jackson and the regulated investment companies, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts, is the owner of record of substantially all of the shares of the Trust. In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable. This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson through its general account, as well as shares held by its separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners. This is sometimes referred to as "echo" voting. The Agreement and Declaration of Trust for JNL Series Trust provides that thirty percent of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, and that 30% of the aggregate number of shares in any Fund that are entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Fund at a shareholders meeting. As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

     Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

     o    Designate a Fund of the Trust;

     o    Change the name of the Trust; or

     o Supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable when issued.

SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the back cover page of the Prospectus.

                                   TAX STATUS

     Each Fund  intends to qualify as a  "Regulated  Investment  Company"  under
Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Each Fund intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income and excise tax. Furthermore, distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards. In addition, each Fund intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts. If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein and the variable annuity and life insurance contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment. Furthermore, the variable annuity and life insurance contracts could also lose the tax deferral if the Fund separately failed to satisfy the diversification requirements of Section 817(h).

     The Fund reinvests all income dividends and capital gain distributions, if any, on Fund shares automatically in additional shares of the Fund, unless otherwise requested by a shareholder. The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.

     Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

                                JNL SERIES TRUST

                              FINANCIAL STATEMENTS


The financial statements of the JNL Series Trust for the period ended June 30, 2008 (unaudited) and December 31, 2008 (audited) are incorporated by reference (which means they legally are part of this SAI) from the Trust's Semi-Annual Report and Annual Report to shareholders. The Semi-Annual Report and Annual Report are available at no charge upon written or telephone request to the Trust at the address and telephone number set forth on the front page of this SAI.

                      APPENDIX A -- RATINGS OF INVESTMENTS

MOODY'S INVESTORS SERVICE ("MOODY'S")

SHORT-TERM ISSUE RATINGS

PRIME-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

LONG-TERM ISSUE RATINGS.

     AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA. Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

     CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     WR. Withdrawn.

Moody's applies all numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S RATINGS SERVICES ("S&P")

SHORT-TERM ISSUE CREDIT RATINGS.

     A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3. A small portion of speculative-grade credits, those with outstanding short-term creditworthiness, may obtain an `A-3' short-term rating (i.e., cross over to investment grade for their short-term rating). These issuers should have relatively low default risk over the near term, despite speculative grade characteristics over medium to long term.

     B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B-1. A short-term obligation rated `B-1' have above average creditworthiness over the short term compared to other speculative-grade issuers, despite credit concerns over the medium to long term. They should have a combination of very strong liquidity and limited near-term event risk.

     B-2. A short-term obligation rated `B-2' has average speculative-grade creditworthiness. They should have adequate to good liquidity and may have limited near-term event risk.

     B-3. A short-term obligation rated `B-3' has weak speculative-grade creditworthiness. They may have poor to merely adequate liquidity and have significant near-term event risk.

     C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accord with the terms of the obligation;
     2.   Nature of and provisions of the obligation;
     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

     AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC. An obligation rated CC is currently highly vulnerable to nonpayment.

     C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

SHORT-TERM ISSUE RATINGS.

     F1. Indicates the strongest capacity for the timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

     F2. Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the ratings.

     F3. Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B. Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C. Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D. Indicates actual or imminent payment default.

     Note to National Short-Term Ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+, F1, F2 and F3 may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

LONG-TERM ISSUE RATINGS

AAA.

HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA.

VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A.

HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB.

GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB.

SPECULATIVE. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B.

HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C.

HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D.

DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

--------

(1) The Fund of Funds, ETF Funds, Target Funds, and Index Funds (such as the JNL/S&P Managed Conservative Fund, the JNL/S&P Growth Retirement Strategy Fund, the Jackson Perspective 5 Fund, and the JNL/Mellon Capital Management International Index Fund) generally include those Funds sub-advised by Standard & Poor's Investment Advisory Services LLC and/or Mellon Capital Management Corp. The Fund of Funds, ETF Funds, Target Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

       (a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

       (b)(1) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (2) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (3) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

       (c)     Not Applicable.

       (d)(1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe-Price Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

         (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

         (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

         (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by r eference to Registrant's Post-Effective Amendment No. 1 2 filed with the Securities and Exchange Commission on January 16, 1998.

         (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

         (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

         (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective
               Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference t o Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

         (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (56) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (57) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (58) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (59) Form of Amendment to Investment Sub-Advisory Agreement between J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (60) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (61) Sub-Advisory Consulting Agreement between Jackson National Asset Management, LLC, Salomon Brothers Asset Management Inc., and Salomon Brothers Asset Management Limited dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (62) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (63) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (64) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management & Research Company dated May 1,2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (65) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company llp dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (66) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (67) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (68)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (69) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (70) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment, Management, Inc., dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (71) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (72) Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (73) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc., dated July 1, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (74) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (75) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (76) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (77) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (78) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (79) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (80) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC, and Registrant dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (81)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson   National   Asset   Management,   LLC   and  AIM Capital
               Management, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (82)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (83) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (84) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisory Services, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (85) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (86) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management, L.P., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (87)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (88) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (89) Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (90) Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds, Inc. dated July 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (91) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (92) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated
               January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (93) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated November 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (94) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated October 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (95) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, LLC dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (96) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (97)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (98) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (99) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (100) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Advisers, Inc. dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (101) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fidelity Management and Research Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (102) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (103)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Western Asset Management Company dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

        (104) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (105) Form of Amendment to Investment Advisory Agreement between JNL Series Trust and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (106) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (107) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Franklin Mutual Advisers, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (108) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Templeton Global Advisors
               Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (109) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (110) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (111) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (112) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (113)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Western Asset Management Company, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (114) Form of Amendment to Investment Sub-Sub-Advisory Agreement between Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

        (115)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

        (116) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (117)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Eagle Asset Management, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (118) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management L.P. dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (119) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (120) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (121) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

        (122) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pyramis Global Advisors, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

        (123) Form of Investment Sub-Sub-Advisory Agreement between Jackson National Asset Management, LLC, Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated May 25, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (124) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Putnam Investment Management LLC, dated August 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (125) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (126) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (127) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc., dated July 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (128) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (129)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and AIM Capital Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (130) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Capital Guardian Trust
               Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (131)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and J.P. Morgan Investment Management, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (132) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC, and Pacific Investment Management Company, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (133) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (134) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

        (135) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (136) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (137) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (138) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Prudential Asset Management (Singapore) Limited, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

        (139) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (140)  Form  of  Amendment  to Investment Sub-Advisory Agreement between
               Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (141) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

        (142) REVISED Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

        (143) REVISED Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

        (144) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and A I M Capital Management, Inc., dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (145) Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among A I M Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated June 13, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (146) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Credit Suisse Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (147) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (148) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services LLC, dated July 1, 2008, is NOT incorporated, although referenced in Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (149) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (150) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Goldman Sachs Asset Management Company, L.P., dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (151) Form of Amended and Restated Investment Sub-Sub-Advisory Agreement between Goldman Sachs Asset Management Company, L.P., and Goldman Sachs Asset Management International (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (152) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Invesco Aim Capital Management, Inc. (formerly, A I M Capital Management, Inc.), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (153) Form of Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Asset Management Ltd. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (154) Form of Amendment to Investment Sub-Sub-Advisory Agreement by and among Invesco Aim Capital Management, Inc. (formerly A I M Capital Management, Inc.) and Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutional (N.A.), Inc. (as agreed to by Registrant), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (155) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and M&G Investment Management
               Limited, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (156) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (157) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Red Rocks Capital LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (158) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (159) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

        (160)  Form  of  Amendment to  Investment Sub-Advisory Agreement between
               Jackson   National  Asset  Management,  LLC  and  Mellon  Capital
               Management Corporation, dated January 1, 2009, attached hereto.

        (161) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, attached hereto.

        (162)  Form  of  Amendment to  Investment Sub-Advisory Agreement between
               Jackson   National   Asset   Management,   LLC  and  Lazard Asset
               Management LLC, dated January 1, 2009, attached hereto.

        (163)  Form  of  Amendment to  Investment Sub-Advisory Agreement between
               Jackson   National  Asset  Management,  LLC  and  Mellon  Capital
               Management Corporation, dated April 6, 2009, attached hereto.

        (164) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, attached hereto.

       (e)(1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (11) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission October 14, 2003.

         (12) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (13) Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (14) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (15) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (16) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (17) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (18) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (19) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (20) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (21) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (22) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (23) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (24) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (25) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, attached hereto.

       (f)     Not Applicable

       (g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

          (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

          (5) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (6) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (7) Form of Amendment to Custody Contract between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Form of Custody Contract between Registrant and Curian Clearing, a division of Investment Centers of America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (13) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (14) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (15) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (16) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

         (17) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (18) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (19) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (20) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (21) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (22) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (23) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (24) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (25) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (26) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (27) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated December 30, 2008, attached hereto.

         (28) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated April 6, 2009, attached hereto.

       (h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

          (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

          (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

          (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

          (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

         (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

         (11) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (12) Amendment dated May 1, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (13) Amendment dated October 29, 2001, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (14) Amendment dated January 15, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (15) Amendment dated May 16, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (16) Amendment dated July 8, 2002, to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (19) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (20) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (21) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (22) Form of Plan of Reorganization of the JNL Series Trust, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

         (23) Plan of Reorganization of the JNL Series Trust, dated June 24, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (24) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (25) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (26) Plan of Reorganization of the JNL Series Trust, dated May 13, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission September 8, 2004.

         (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (28) Form of Plan of Reorganization of the JNL Series Trust, dated February 9, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (29) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (30) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (31) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (32) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (33) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (34) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (35) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (36) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (37) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (38) Form of Contact Owner Information Agreement, pursuant to Rule 22c-2 between JNL Series Trust and Jackson National Insurance Company and its Separate Accounts, dated October 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (39) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on December 8, 2006.

         (40) Participation Agreement between Registrant and Vanguard, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (41) Participation Agreement between Registrant and Ishares, Inc., dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (42) Plan of Reorganization of the JNL Series Trust, dated April 27, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (43) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (44) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (45) Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and WisdomTree Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (46) Form of Participation Agreement between Registrant, Jackson National Asset Management, LLC, and PowerShares Exchange-Traded Fund Trust, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (47) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (48)  Form of Amendment to Transfer Agency Agreement between
               Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (49) Form of Plan of Reorganization of the JNL Series Trust, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (50) Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (51) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (52) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (53) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (54) Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (55) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (56)  Form  of  Amendment   to  Amended   and  Restated  Administration
               Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (57) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No.64 filed with the Securities and Exchange Commission on September 26, 2008.

         (58)  Form  of  Amendment   to  Amended   and  Restated  Administration
               Agreement   between   Registrant   and   Jackson  National  Asset
               Management,  LLC,  dated   April 6, 2009,  attached hereto.

         (59) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, attached hereto.

       (i)     Opinion and Consent of Counsel, attached hereto.

       (j)     Consent of Auditors, to be filed by Amendment.

       (k)     Not Applicable.

       (l)     Not Applicable.

       (m)(1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

          (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

          (4) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on July 12, 2002.

          (5) Form of Amended and Restated Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (6) Form of Amended and Restated Brokerage Enhancement Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (7) Form of Amended and Restated Brokerage Enhancement Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (8) Form of Amended and Restated Brokerage Enhancement Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (9) Form of Distribution Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (10) Form of Distribution Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (11) Form of Distribution Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (12) Form of Distribution Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

         (13) Form of Distribution Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (14) Form of Distribution Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (15) Form of Distribution Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (16) Form of Distribution Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (17) Form of Distribution Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (18)  Form of Distribution Plan, dated April 6, 2009, attached hereto.

       (n)(1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Form of Multiple Class Plan, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

          (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission April 29, 2004.

          (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

          (5) Form of Multiple Class Plan, dated November 23, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (6) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

          (7) Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

          (8) Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on January 27, 2006.

          (9) Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (10) Form of Multiple Class Plan, dated April 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (11) Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (12) Form of Multiple Class Plan, dated March 31, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (13) Form of Multiple Class Plan, dated October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (14) Form of Multiple Class Plan, dated April 6, 2009, attached hereto.

       (o)     Not Applicable.

       (p)(1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

          (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

          (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

          (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

          (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

         (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

         (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

         (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

         (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

         (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

         (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

         (20) OppenheimerFunds, Inc. Code of Ethics dated May 15, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (21) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (22) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on September 26, 2002.

         (23) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on April 30, 2003.

         (24) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (25) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (26) Janus Capital Management LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (27) Alliance Capital Management L.P.'s Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on October 14, 2003.

         (28) Lazard Asset Management's Code of Ethics and Personal Investment Policy dated January 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (29) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (30) Pacific Investment Management Company Code of Ethics, effective February 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (31) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (32) Wellington Management Company llp's Code of Ethics, dated April 30, 2003, incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission February 27, 2004.

         (33) Eagle Asset Management, Inc. Code of Ethics, dated February 5, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (34) T. Rowe Price Associates, Inc. Code of Ethics, dated March 31, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission June 25, 2004.

         (35) The Registrant's and Jackson National Asset Management, LLC Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (36) Wellington Management Company LLP's Code of Ethics, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (37) Fidelity Research & Management Company's Code of Ethics, for Personal Investing, dated January 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on February 9, 2005.

         (38) Code of Ethics for Citigroup Asset Management - North America, and Certain Registered Investment Companies as amended April 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (39) Code of Ethics and Personal Investment Policy for Lazard Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on April 25, 2005.

         (40) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (41) Wellington Management Company llp's Code of Ethics, dated January 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 4, 2005.

         (42) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the Securities and Exchange Commission on December 16, 2005.

         (43) Code of Ethics for Pacific Investment Management Company, LLC, dated February 15, 2006 incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (44) Code of Ethics for Wellington Management Company, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on April 12, 2006.

         (45) Code of Ethics for Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (46) Code of Ethics for Credit Suisse Asset Management, LLC, dated April, 2006 incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (47) Code of Ethics for Franklin Templeton Investments, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (48) Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (49) Code of Ethics for Standard & Poor's Investment Advisory Services LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on September 18, 2006.

         (50) Code of Ethics for Pyramis Global Advisors, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed with the Securities and Exchange Commission on February 7, 2007.

         (51) Code of Ethics for Templeton Investments, dated May, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (52) Code of Ethics for Goldman Sachs Asset Management, L.P., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (53) Code of Ethics for Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (54) Code of Ethics for J.P. Morgan Investment Management Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (55) Code of Ethics for Mellon Capital Management Corporation, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (56) Code of Ethics for PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed with the Securities and Exchange Commission on April 20, 2007.

         (57) Code of Ethics for AIM Capital Management, Inc., dated February 16, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (58) Code of Ethics for Capital Guardian Trust Company, dated May 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (59) Code of Ethics for Eagle Asset Management, Inc., dated June 30, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (60) Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (61) Code of Ethics for INVESCO Institutional (N.A.), Inc., dated May 19, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (62) Code of Ethics for J.P. Morgan Investment Management Inc., dated May 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (63) Code of Ethics for Lazard Asset Management LLC, dated February, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (64) Code of Ethics for OppenheimerFunds, Inc., dated March 31, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (65) Code of Ethics for PPM America, Inc., dated March 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (66) Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated August, 2004 with a Supplement dated June, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (67) Code of Ethics for T. Rowe Price Associates, Inc., dated February 1, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (68) Code of Ethics for Wellington Management Company, LLP, dated January 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on August 23, 2007.

         (69) Code of Ethics for Prudential Asset Management (Singapore) Limited, dated September 17, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on November 13, 2007.

         (70) Code of Ethics for Capital Guardian Trust Company, dated September, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on December 4, 2007.

         (71) Code of Ethics for Capital Guardian Trust Company, dated December, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (72) Code of Ethics for Credit Suisse Asset Management, LLC, dated February, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (73)  Code of Ethics for Franklin Templeton Investments, dated
               May 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (74)  Code of Ethics for INVESCO Institutional (N.A.), Inc., dated
               June 5, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (75) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (76) Code of Ethics for J.P. Morgan Investment Management Inc., dated September 18, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (77) Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (78) Code of Ethics for OppenheimerFunds, Inc., dated November 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (79) Code of Ethics for Prudential Asset Management (Singapore) Limited, dated March, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (80) Code of Ethics for Standard & Poor's Investment Advisory Services, LLC, dated December 31, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 61 filed with the Securities and Exchange Commission on March 28, 2008.

         (81) Code of Ethics for Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management International dated February, 2008, with addendum (EXHIBIT H Code of Ethics - Global and US Summary), incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (82) Code of Ethics for Invesco Asset Management Limited, dated January 1, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (83) Code of Ethics for Invesco Institutional (N.A.), Inc. (formerly INVESCO Institutational (N.A.), Inc.), dated February 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (84) Code of Ethics for M&G Investment Management Limited, dated June 30, 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (85) Code of Ethics for PPM America, Inc., dated March 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (86) Code of Ethics for Red Rocks Capital LLC, dated December 2007, incorporated by reference to Registrant's Post-Effective Amendment No. 62 filed with the Securities and Exchange Commission on June 16, 2008.

         (87) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (88) Code of Ethics for Franklin Templeton Investments, revised May 2008, Effective July 1, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on September 26, 2008.

         (89) Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, attached hereto.

         (90) Code of Ethics for Capital Guardian Trust Compan, dated September 2008, attached hereto.

         (91) Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, attached hereto.

         (92) Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, attached hereto.

         (93)  Code  of  Ethics   for  Registrant  and  Jackson  National  Asset
               Management, LLC, dated January 2, 2009, attached hereto.

Item 24. Persons controlled by or under Common Control with Registrant.

        Jackson National Separate Account I
        Jackson National Separate Account III
        Jackson National Separate Account IV
        Jackson National Separate Account V
        JNLNY Separate Account I
        JNLNY Separate Account II
        JNLNY Separate Account IV

Item 25. Indemnification.

     Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article VI of the Registrant's By-Laws provides the following:

     The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

     The foregoing indemnification arrangements are subject to the provisions of
Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

     Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs.Crowley, Henry, Rybak, McLellan, D'Annunzio, Bouchard, Nerud, Koors, Simon, Fredricks, Ms. Engler, Woodworth and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                        Address                    Principal Occupation

Andrew B. Hopping           1 Corporate Way            Chairman (1/1/07 to Present), Managing
                            Lansing, MI 48951          Board Member (3/98 to Present)

Mark D. Nerud               1 Corporate Way            President (1/1/07 to present), Managing
                            Lansing, MI 48951          Board Member (1/1/07 to present)

Susan S. Rhee               1 Corporate Way            Secretary (1/00 to Present)
                            Lansing, MI 48951          Chief Legal Officer (7/04 to Present)

Steven J. Fredricks         1 Corporate Way            Chief Compliance Officer
                            Lansing, MI 48951          (2/05 to Present)

J. Kevin Kenely             1 Corporate Way            Assistant Vice President - Fund Accounting (2/08 to 07/08);
                            Lansing, MI 48951          Vice President (07/08 to Present)

Karen Buiter                1 Corporate Way            Assistant Vice President - Fund Reporting
                            Lansing, MI 48951          (04/15/08 to Present)

Daniel W. Koors             1 Corporate Way            Vice President and Chief Financial
                            Lansing, MI 48951          Officer (1/07 to Present)

Mark Anderson               1 Corporate Way            Vice President (03/08 to Present)
                            Lansing, MI 48951

Steve Young                 1 Corporate Way            Vice President (11/08 to Present)
                            Lansing, MI 48951

Michael Piszczek            1 Corporate Way            Assistant Vice President - Tax
                            Lansing, MI 48951          (11/2007 to Present)

Robert A. Fritts            1 Corporate Way            Board Member (11/03 to present)
                            Lansing, MI 48951

Thomas J. Meyer             1 Corporate Way            Board Member (11/03 to present)
                            Lansing, MI 48951

Capital Guardian Trust Company, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Limited, Eagle Asset Management, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Invesco Aim Capital Management, Inc., Invesco Asset Management LTD, Invesco Institutional (N.A.), Inc., J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, M&G Investment Management Limited, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company LLC, PPM America, Inc., Prudential Asset Management(Singapore) Limited, Red Rocks Capital LLC, Standard & Poor's Investment Advisory Services, LLC, Templeton Global Advisors Limited, T. Rowe Price Associates, Inc., Wellington Management Company, llp, the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

                                                                      File No.

Capital Guardian Trust Company                                        801-60145
Credit Suisse Asset Management, LLC                                   801-37170
Credit Suisse Asset Management Limited                                801-40177
Eagle Asset Management, Inc.                                          801-21343
Franklin Advisers, Inc.                                               801-26292
Franklin Advisory Services, LLC                                       801-51967
Franklin Mutual Advisers, LLC                                         801-53068
Goldman Sachs Asset Management, L.P.                                  801-37591
Goldman Sachs Asset Management International                          801-38157
Invesco Aim Capital Management, Inc.                                  801-15211
Invesco Asset Management LTD.                                         801-50197
Invesco Institutional (N.A.), Inc.                                    801-33949
J.P. Morgan Investment Management Inc.                                801-21011
Lazard Asset Management LLC                                           801-6568
M&G Investment Management Limited                                     801-21981
Mellon Capital Management Corporation                                 801-19785
OppenheimerFunds, Inc.                                                801-8253
Pacific Investment Management Company                                 801-48187
PPM America, Inc.                                                     801-40783
Prudential Asset Management (Singapore) Limited                       801-68252
Red Rocks Capital LLC                                                 801-67832
Standard & Poor's Investment Advisory Services, LLC                   801-51431
Templeton Global Advisors Limited                                     801-42343
T. Rowe Price Associates, Inc.                                        801-856
Wellington Management Company, llp                                    801-15908

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV and JNL Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Jason T. Heinhorst              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Item 28. Location of Accounts and Records

     Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 29. Management Services.

     Not Applicable.

Item 30. Undertakings.

     Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 11th day of December 2008.

                                      JNL SERIES TRUST

                             By:      /S/ SUSAN S. RHEE
                                      --------------------------------------
                                      Susan S. Rhee
                                      Vice President, Counsel, and Secretary


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*                        December 11, 2008
----------------------------------------
Michael Bouchard
Trustee

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE*                         December 11, 2008
----------------------------------------
WILLIAM CROWLEY
Trustee

/S/ DOMINIC D'ANNUNZIO BY SUSAN S. RHEE*                      December 11, 2008
----------------------------------------
Dominic D'Annunzio
Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*                         December 11, 2008
----------------------------------------
Michelle Engler
Trustee

/S/ JAMES HENRY BY SUSAN S. RHEE*                             December 11, 2008
----------------------------------------
JAMES HENRY
Trustee

/S/ DANIEL W. KOORS BY SUSAN S. RHEE*                         December 11, 2008
----------------------------------------
DANIEL W. KOORS
Vice President, Chief Financial Officer and Treasurer

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*                     December 11, 2008
----------------------------------------
Richard D. McLellan
Trustee

/S/ MARK D. NERUD BY SUSAN S. RHEE*                           December 11, 2008
----------------------------------------
Mark D. Nerud
President and Trustee

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*                        December 11, 2008
----------------------------------------
WILLIAM R. RYBAK
Trustee

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*                   December 11, 2008
----------------------------------------
PATRICIA A. WOODWORTH
Trustee

* By Susan S. Rhee, Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Susan S. Rhee, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/S/ Michael J. Bouchard                                         January 1, 2008
----------------------------------------
Michael J. Bouchard

/S/ William J. Crowley, Jr.                                     January 1, 2008
----------------------------------------
William J. Crowley, Jr.

/S/ Dominic A. D'Annunzio                                       January 1, 2008
----------------------------------------
Dominic A. D'Annunzio

/S/ Michelle Engler                                             January 1, 2008
----------------------------------------
Michelle Engler

/S/ James B. Henry                                              January 1, 2008
----------------------------------------
James B. Henry

/S/ Daniel W. Koors                                             January 1, 2008
----------------------------------------
Daniel W. Koors

/S/ Richard D. McLellan                                         January 1, 2008
----------------------------------------
Richard D. McLellan

/S/ Mark D. Nerud                                               January 1, 2008
----------------------------------------
Mark D. Nerud

/S/ William R. Rybak                                            January 1, 2008
----------------------------------------
William R. Rybak

/S/ Patricia A. Woodworth                                       January 1, 2008
----------------------------------------
Patricia A. Woodworth

                                  EXHIBIT LIST

EXHIBIT NUMBER 23  DESCRIPTION

       (d)(160) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, attached hereto as EX-99-23(d)(160).

          (161) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant, dated April 6, 2009, attached hereto as EX-99-23(d)(161).

          (162) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management LLC, dated January 1, 2009, attached hereto as EX-99-23(d)(162).

          (163) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 6, 2009, attached hereto as EX-99-23(d)(163).

          (164) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard and Poor's Investment Advisory Services, LLC, dated April 6, 2009, attached hereto as EX-99-23(d)(164).

        (e)(25) Form of Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 6, 2009, attached hereto as EX-99-23(e)(25).

        (g)(27) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated December 30, 2008, attached hereto as EX-99-23(g)(27).

           (28) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operaton of law to Mellon Trust of New England, N.A.), dated April 6, 2009, attached hereto as EX-99-23(g)(28).

        (h)(58)  Form of  Amendment  to  Amended   and  Restated  Administration
                 Agreement between Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, attached hereto as EX-99-23(h)(58).

           (59)  Form   of  Amendment  to  Transfer  Agency   Agreement  between
                 Registrant and Jackson National Asset Management, LLC, dated April 6, 2009, attached hereto as EX-99-23(h)(59).

        (i)      Opinion and Consent of Counsel, attached hereto as EX-99-23(i).

        (m)(18) Form of Distribution Plan, dated April 6, 2009, attached hereto as EX-99-23(m)(18).

        (n)(14) Form of Multiple Class Plan, dated April 6, 2009, attached hereto as EX-99-23(n)(14).

        (p)(89) Sarbanes Oxley version of Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, attached hereto as EX-99-23(p)(89).

           (90) Code of Ethics for Capital Guardian Trust Company, dated September 2008, attached hereto as EX-99-23(p)(90).

           (91) Code of Ethics for M&G Investment Management Limited, dated October 1, 2008, attached hereto as EX-99-23(p)(91).

           (92) Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, attached hereto as EX-99-23(p)(92).

           (93) Code of Ethics for Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, attached hereto as EX-99-23(p)(92).